UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07455
Virtus Opportunities Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
Sep 30
Date of reporting period:
March 31, 2025

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus Duff & Phelps Global Infrastructure Fund
Class A / PGUAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class A / PGUAX	$63	1.25%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$145,543
Total number of portfolio holdings	48
Portfolio turnover rate as of the end of the reporting period	23%
Asset Allocation(1)
Utilities	48%
Industrials	27%
Energy	17%
Real Estate	6%
Communication Services	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Duff & Phelps Global Infrastructure Fund
Class C / PGUCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class C / PGUCX	$102	2.03%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$145,543
Total number of portfolio holdings	48
Portfolio turnover rate as of the end of the reporting period	23%
Asset Allocation(1)
Utilities	48%
Industrials	27%
Energy	17%
Real Estate	6%
Communication Services	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Duff & Phelps Global Infrastructure Fund
Class I / PGIUX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class I / PGIUX	$50	0.99%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$145,543
Total number of portfolio holdings	48
Portfolio turnover rate as of the end of the reporting period	23%
Asset Allocation(1)
Utilities	48%
Industrials	27%
Energy	17%
Real Estate	6%
Communication Services	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Duff & Phelps Global Infrastructure Fund
Class R6 / VGIRX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class R6 / VGIRX	$43	0.85%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$145,543
Total number of portfolio holdings	48
Portfolio turnover rate as of the end of the reporting period	23%
Asset Allocation(1)
Utilities	48%
Industrials	27%
Energy	17%
Real Estate	6%
Communication Services	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Duff & Phelps Global Real Estate Securities Fund
Class A / VGSAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class A / VGSAX	$63	1.32%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$367,382
Total number of portfolio holdings	53
Portfolio turnover rate as of the end of the reporting period	10%
Asset Allocation(1)
Industrial/Office REITS	19%
Residential REITS	17%
Retail REITS	13%
Health Care REITS	13%
Data Centers REITS	9%
Self Storage REITS	6%
Real Estate Operating Companies	6%
Other REITS	17%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Material Fund Changes
Effective January 1, 2025, a new expense limitation of 1.24% went into effect for Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Duff & Phelps Global Real Estate Securities Fund
Class C / VGSCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class C / VGSCX	$99	2.07%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$367,382
Total number of portfolio holdings	53
Portfolio turnover rate as of the end of the reporting period	10%
Asset Allocation(1)
Industrial/Office REITS	19%
Residential REITS	17%
Retail REITS	13%
Health Care REITS	13%
Data Centers REITS	9%
Self Storage REITS	6%
Real Estate Operating Companies	6%
Other REITS	17%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Material Fund Changes
Effective January 1, 2025, a new expense limitation of 1.99% went into effect for Class C shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Duff & Phelps Global Real Estate Securities Fund
Class I / VGISX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class I / VGISX	$51	1.07%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$367,382
Total number of portfolio holdings	53
Portfolio turnover rate as of the end of the reporting period	10%
Asset Allocation(1)
Industrial/Office REITS	19%
Residential REITS	17%
Retail REITS	13%
Health Care REITS	13%
Data Centers REITS	9%
Self Storage REITS	6%
Real Estate Operating Companies	6%
Other REITS	17%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Material Fund Changes
Effective January 1, 2025, a new expense limitation of 0.99% went into effect for Class I shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Duff & Phelps Global Real Estate Securities Fund
Class R6 / VRGEX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6 / VRGEX	$42	0.88%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$367,382
Total number of portfolio holdings	53
Portfolio turnover rate as of the end of the reporting period	10%
Asset Allocation(1)
Industrial/Office REITS	19%
Residential REITS	17%
Retail REITS	13%
Health Care REITS	13%
Data Centers REITS	9%
Self Storage REITS	6%
Real Estate Operating Companies	6%
Other REITS	17%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Material Fund Changes
Effective January 1, 2025, a new expense limitation of 0.87% went into effect for Class R6 shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Duff & Phelps Real Asset Fund
Class A / PDPAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class A / PDPAX	$26	0.51%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$20,214
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Affiliated Mutual Funds	80%
Exchange-Traded Funds	18%
Affiliated Exchange-Traded Fund	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Duff & Phelps Real Asset Fund
Class C / PDPCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class C / PDPCX	$63	1.26%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$20,214
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Affiliated Mutual Funds	80%
Exchange-Traded Funds	18%
Affiliated Exchange-Traded Fund	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Duff & Phelps Real Asset Fund
Class I / VADIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class I / VADIX	$13	0.26%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$20,214
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Affiliated Mutual Funds	80%
Exchange-Traded Funds	18%
Affiliated Exchange-Traded Fund	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Duff & Phelps Real Asset Fund
Class R6 / VAABX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class R6 / VAABX	$11	0.21%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$20,214
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Affiliated Mutual Funds	80%
Exchange-Traded Funds	18%
Affiliated Exchange-Traded Fund	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Duff & Phelps Real Estate Securities Fund
Class A / PHRAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class A / PHRAX	$63	1.30%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$361,700
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Residential REITS	18%
Industrial/Office REITS	18%
Health Care REITS	16%
Retail REITS	15%
Data Centers REITS	12%
Self Storage REITS	7%
Specialty REITS	5%
Other REITS	9%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Material Fund Changes
Effective January 1, 2025, an expense limitation of 1.24% went into effect for Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Duff & Phelps Real Estate Securities Fund
Class C / PHRCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class C / PHRCX	$99	2.04%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$361,700
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Residential REITS	18%
Industrial/Office REITS	18%
Health Care REITS	16%
Retail REITS	15%
Data Centers REITS	12%
Self Storage REITS	7%
Specialty REITS	5%
Other REITS	9%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Material Fund Changes
Effective January 1, 2025, an expense limitation of 1.99% went into effect for Class C shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Duff & Phelps Real Estate Securities Fund
Class I / PHRIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class I / PHRIX	$51	1.04%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$361,700
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Residential REITS	18%
Industrial/Office REITS	18%
Health Care REITS	16%
Retail REITS	15%
Data Centers REITS	12%
Self Storage REITS	7%
Specialty REITS	5%
Other REITS	9%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Material Fund Changes
Effective January 1, 2025, an expense limitation of 0.99% went into effect for Class I shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Duff & Phelps Real Estate Securities Fund
Class R6 / VRREX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class R6 / VRREX	$38	0.79%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$361,700
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Residential REITS	18%
Industrial/Office REITS	18%
Health Care REITS	16%
Retail REITS	15%
Data Centers REITS	12%
Self Storage REITS	7%
Specialty REITS	5%
Other REITS	9%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Developing Markets Fund
Class A / VDMAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class A / VDMAX	$72	1.42%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$3,131
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Industrials	29%
Communication Services	21%
Consumer Staples	15%
Financials	13%
Information Technology	12%
Consumer Discretionary	8%
Short-Term Investment	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Material Fund Changes
Effective January 1, 2025, a new expense limitation of 1.33% went into effect for Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Developing Markets Fund
Class C / VDMCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class C / VDMCX	$109	2.17%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$3,131
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Industrials	29%
Communication Services	21%
Consumer Staples	15%
Financials	13%
Information Technology	12%
Consumer Discretionary	8%
Short-Term Investment	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Material Fund Changes
Effective January 1, 2025, a new expense limitation of 2.08% went into effect for Class C shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Developing Markets Fund
Class I / VIDMX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class I / VIDMX	$59	1.16%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$3,131
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Industrials	29%
Communication Services	21%
Consumer Staples	15%
Financials	13%
Information Technology	12%
Consumer Discretionary	8%
Short-Term Investment	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Material Fund Changes
Effective January 1, 2025, a new expense limitation of 1.08% went into effect for Class I shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Developing Markets Fund
Class R6 / VDMRX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class R6 / VDMRX	$57	1.12%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$3,131
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Industrials	29%
Communication Services	21%
Consumer Staples	15%
Financials	13%
Information Technology	12%
Consumer Discretionary	8%
Short-Term Investment	2%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Material Fund Changes
Effective January 1, 2025, a new expense limitation of 1.03% went into effect for Class R6 shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Emerging Markets Small-Cap Fund
Class A / VAESX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class A / VAESX	$84	1.73%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$271,122
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Industrials	27%
Communication Services	22%
Consumer Staples	14%
Financials	12%
Information Technology	9%
Consumer Discretionary	7%
Materials	4%
Other	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Material Fund Changes
Effective January 1, 2025, a new expense limitation of 1.70% went into effect for Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Emerging Markets Small-Cap Fund
Class C / VCESX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class C / VCESX	$120	2.46%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$271,122
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Industrials	27%
Communication Services	22%
Consumer Staples	14%
Financials	12%
Information Technology	9%
Consumer Discretionary	7%
Materials	4%
Other	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Material Fund Changes
Effective January 1, 2025, a new expense limitation of 2.45% went into effect for Class C shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Emerging Markets Small-Cap Fund
Class I / VIESX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class I / VIESX	$72	1.48%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$271,122
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Industrials	27%
Communication Services	22%
Consumer Staples	14%
Financials	12%
Information Technology	9%
Consumer Discretionary	7%
Materials	4%
Other	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Material Fund Changes
Effective January 1, 2025, a new expense limitation of 1.45% went into effect for Class I shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR Emerging Markets Small-Cap Fund
Class R6 / VRESX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class R6 / VRESX	$66	1.36%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$271,122
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Industrials	27%
Communication Services	22%
Consumer Staples	14%
Financials	12%
Information Technology	9%
Consumer Discretionary	7%
Materials	4%
Other	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Material Fund Changes
Effective January 1, 2025, a new expense limitation of 1.30% went into effect for Class R6 shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR International Small-Mid Cap Fund
Class A / VISAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class A / VISAX	$71	1.43%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$958,198
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	15%
Asset Allocation(1)
Communication Services	24%
Industrials	19%
Financials	18%
Information Technology	15%
Health Care	7%
Materials	7%
Consumer Staples	5%
Other	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR International Small-Mid Cap Fund
Class C / VCISX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class C / VCISX	$110	2.22%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$958,198
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	15%
Asset Allocation(1)
Communication Services	24%
Industrials	19%
Financials	18%
Information Technology	15%
Health Care	7%
Materials	7%
Consumer Staples	5%
Other	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR International Small-Mid Cap Fund
Class I / VIISX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class I / VIISX	$58	1.17%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$958,198
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	15%
Asset Allocation(1)
Communication Services	24%
Industrials	19%
Financials	18%
Information Technology	15%
Health Care	7%
Materials	7%
Consumer Staples	5%
Other	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus KAR International Small-Mid Cap Fund
Class R6 / VRISX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class R6 / VRISX	$54	1.08%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$958,198
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	15%
Asset Allocation(1)
Communication Services	24%
Industrials	19%
Financials	18%
Information Technology	15%
Health Care	7%
Materials	7%
Consumer Staples	5%
Other	5%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet Core Plus Bond Fund
Class A / SAVAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class A / SAVAX	$35	0.70%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$500,464
Total number of portfolio holdings	712
Portfolio turnover rate as of the end of the reporting period	21%
Asset Allocation(1)
Corporate Bonds and Notes		30%
Financials	13%
Energy	3%
Utilities	3%
All other Corporate Bonds and Notes	11%
Mortgage-Backed Securities		28%
U.S. Government Securities		17%
Asset-Backed Securities		11%
Leveraged Loans		8%
Foreign Government Securities		3%
Short-Term Investment		2%
Other		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Material Fund Changes
Effective April 1, 2025, the Fund’s investment adviser reduced the management fee to 0.35%.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet Core Plus Bond Fund
Class C / SAVCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class C / SAVCX	$72	1.45%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$500,464
Total number of portfolio holdings	712
Portfolio turnover rate as of the end of the reporting period	21%
Asset Allocation(1)
Corporate Bonds and Notes		30%
Financials	13%
Energy	3%
Utilities	3%
All other Corporate Bonds and Notes	11%
Mortgage-Backed Securities		28%
U.S. Government Securities		17%
Asset-Backed Securities		11%
Leveraged Loans		8%
Foreign Government Securities		3%
Short-Term Investment		2%
Other		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Material Fund Changes
Effective April 1, 2025, the Fund’s investment adviser reduced the management fee to 0.35%.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet Core Plus Bond Fund
Class I / SAVYX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class I / SAVYX	$22	0.45%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$500,464
Total number of portfolio holdings	712
Portfolio turnover rate as of the end of the reporting period	21%
Asset Allocation(1)
Corporate Bonds and Notes		30%
Financials	13%
Energy	3%
Utilities	3%
All other Corporate Bonds and Notes	11%
Mortgage-Backed Securities		28%
U.S. Government Securities		17%
Asset-Backed Securities		11%
Leveraged Loans		8%
Foreign Government Securities		3%
Short-Term Investment		2%
Other		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Material Fund Changes
Effective April 1, 2025, the Fund’s investment adviser reduced the management fee to 0.35%.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet Core Plus Bond Fund
Class R6 / VBFRX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class R6 / VBFRX	$20	0.41%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$500,464
Total number of portfolio holdings	712
Portfolio turnover rate as of the end of the reporting period	21%
Asset Allocation(1)
Corporate Bonds and Notes		30%
Financials	13%
Energy	3%
Utilities	3%
All other Corporate Bonds and Notes	11%
Mortgage-Backed Securities		28%
U.S. Government Securities		17%
Asset-Backed Securities		11%
Leveraged Loans		8%
Foreign Government Securities		3%
Short-Term Investment		2%
Other		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Material Fund Changes
Effective April 1, 2025, the Fund’s investment adviser reduced the management fee to 0.35%.
Effective April 1, 2025, a new expense limitation of 0.35% went into effect for Class R6 shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet High Yield Fund
Class A / PHCHX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class A / PHCHX	$48	0.95%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$54,261
Total number of portfolio holdings	188
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Corporate Bonds and Notes		95%
Financials	20%
Energy	19%
Industrials	11%
All other Corporate Bonds and Notes	45%
Securities Lending Collateral		3%
Leveraged Loans		1%
Other		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet High Yield Fund
Class C / PGHCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class C / PGHCX	$85	1.70%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$54,261
Total number of portfolio holdings	188
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Corporate Bonds and Notes		95%
Financials	20%
Energy	19%
Industrials	11%
All other Corporate Bonds and Notes	45%
Securities Lending Collateral		3%
Leveraged Loans		1%
Other		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet High Yield Fund
Class I / PHCIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class I / PHCIX	$35	0.70%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$54,261
Total number of portfolio holdings	188
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Corporate Bonds and Notes		95%
Financials	20%
Energy	19%
Industrials	11%
All other Corporate Bonds and Notes	45%
Securities Lending Collateral		3%
Leveraged Loans		1%
Other		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet High Yield Fund
Class R6 / VRHYX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class R6 / VRHYX	$30	0.59%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$54,261
Total number of portfolio holdings	188
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Corporate Bonds and Notes		95%
Financials	20%
Energy	19%
Industrials	11%
All other Corporate Bonds and Notes	45%
Securities Lending Collateral		3%
Leveraged Loans		1%
Other		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet Low Duration Core Plus Bond Fund
Class A / HIMZX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class A / HIMZX	$38	0.75%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$474,385
Total number of portfolio holdings	570
Portfolio turnover rate as of the end of the reporting period	26%
Asset Allocation(1)
Asset-Backed Securities		34%
Mortgage-Backed Securities		27%
Corporate Bonds and Notes		24%
Financials	11%
Energy	2%
Industrials	2%
All other Corporate Bonds and Notes	9%
Leveraged Loans		7%
U.S. Government Securities		6%
Other (includes securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet Low Duration Core Plus Bond Fund
Class C / PCMZX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class C / PCMZX	$75	1.50%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$474,385
Total number of portfolio holdings	570
Portfolio turnover rate as of the end of the reporting period	26%
Asset Allocation(1)
Asset-Backed Securities		34%
Mortgage-Backed Securities		27%
Corporate Bonds and Notes		24%
Financials	11%
Energy	2%
Industrials	2%
All other Corporate Bonds and Notes	9%
Leveraged Loans		7%
U.S. Government Securities		6%
Other (includes securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet Low Duration Core Plus Bond Fund
Class I / HIBIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class I / HIBIX	$25	0.50%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$474,385
Total number of portfolio holdings	570
Portfolio turnover rate as of the end of the reporting period	26%
Asset Allocation(1)
Asset-Backed Securities		34%
Mortgage-Backed Securities		27%
Corporate Bonds and Notes		24%
Financials	11%
Energy	2%
Industrials	2%
All other Corporate Bonds and Notes	9%
Leveraged Loans		7%
U.S. Government Securities		6%
Other (includes securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet Low Duration Core Plus Bond Fund
Class R6 / VLDRX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class R6 / VLDRX	$22	0.43%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$474,385
Total number of portfolio holdings	570
Portfolio turnover rate as of the end of the reporting period	26%
Asset Allocation(1)
Asset-Backed Securities		34%
Mortgage-Backed Securities		27%
Corporate Bonds and Notes		24%
Financials	11%
Energy	2%
Industrials	2%
All other Corporate Bonds and Notes	9%
Leveraged Loans		7%
U.S. Government Securities		6%
Other (includes securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class A / NAMFX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class A / NAMFX	$50	0.99%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$768,079
Total number of portfolio holdings	847
Portfolio turnover rate as of the end of the reporting period	41%
Asset Allocation(1)
Corporate Bonds and Notes		35%
Financials	12%
Energy	7%
Industrials	3%
All other Corporate Bonds and Notes	13%
Mortgage-Backed Securities		20%
Leveraged Loans		14%
Foreign Government Securities		13%
Asset-Backed Securities		13%
U.S. Government Securities		2%
Securities Lending Collateral		1%
Other (includes short-term investment)		2%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class C / NCMFX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class C / NCMFX	$87	1.74%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$768,079
Total number of portfolio holdings	847
Portfolio turnover rate as of the end of the reporting period	41%
Asset Allocation(1)
Corporate Bonds and Notes		35%
Financials	12%
Energy	7%
Industrials	3%
All other Corporate Bonds and Notes	13%
Mortgage-Backed Securities		20%
Leveraged Loans		14%
Foreign Government Securities		13%
Asset-Backed Securities		13%
U.S. Government Securities		2%
Securities Lending Collateral		1%
Other (includes short-term investment)		2%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class I / VMFIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class I / VMFIX	$37	0.74%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$768,079
Total number of portfolio holdings	847
Portfolio turnover rate as of the end of the reporting period	41%
Asset Allocation(1)
Corporate Bonds and Notes		35%
Financials	12%
Energy	7%
Industrials	3%
All other Corporate Bonds and Notes	13%
Mortgage-Backed Securities		20%
Leveraged Loans		14%
Foreign Government Securities		13%
Asset-Backed Securities		13%
U.S. Government Securities		2%
Securities Lending Collateral		1%
Other (includes short-term investment)		2%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class R6 / VMFRX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class R6 / VMFRX	$30	0.60%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$768,079
Total number of portfolio holdings	847
Portfolio turnover rate as of the end of the reporting period	41%
Asset Allocation(1)
Corporate Bonds and Notes		35%
Financials	12%
Energy	7%
Industrials	3%
All other Corporate Bonds and Notes	13%
Mortgage-Backed Securities		20%
Leveraged Loans		14%
Foreign Government Securities		13%
Asset-Backed Securities		13%
U.S. Government Securities		2%
Securities Lending Collateral		1%
Other (includes short-term investment)		2%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet Multi-Sector Short Term Bond Fund
Class A / NARAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class A / NARAX	$45	0.90%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$4,569,346
Total number of portfolio holdings	889
Portfolio turnover rate as of the end of the reporting period	32%
Asset Allocation(1)
Asset-Backed Securities		28%
Corporate Bonds and Notes		26%
Financials	11%
Energy	3%
Utilities	2%
All other Corporate Bonds and Notes	10%
Mortgage-Backed Securities		24%
Leveraged Loans		10%
U.S. Government Securities		6%
Foreign Government Securities		5%
Other (includes short-term investment and securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet Multi-Sector Short Term Bond Fund
Class C / PSTCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class C / PSTCX	$58	1.16%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$4,569,346
Total number of portfolio holdings	889
Portfolio turnover rate as of the end of the reporting period	32%
Asset Allocation(1)
Asset-Backed Securities		28%
Corporate Bonds and Notes		26%
Financials	11%
Energy	3%
Utilities	2%
All other Corporate Bonds and Notes	10%
Mortgage-Backed Securities		24%
Leveraged Loans		10%
U.S. Government Securities		6%
Foreign Government Securities		5%
Other (includes short-term investment and securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet Multi-Sector Short Term Bond Fund
Class C1 / PMSTX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class C1 / PMSTX	$83	1.66%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$4,569,346
Total number of portfolio holdings	889
Portfolio turnover rate as of the end of the reporting period	32%
Asset Allocation(1)
Asset-Backed Securities		28%
Corporate Bonds and Notes		26%
Financials	11%
Energy	3%
Utilities	2%
All other Corporate Bonds and Notes	10%
Mortgage-Backed Securities		24%
Leveraged Loans		10%
U.S. Government Securities		6%
Foreign Government Securities		5%
Other (includes short-term investment and securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet Multi-Sector Short Term Bond Fund
Class I / PIMSX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class I / PIMSX	$33	0.65%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$4,569,346
Total number of portfolio holdings	889
Portfolio turnover rate as of the end of the reporting period	32%
Asset Allocation(1)
Asset-Backed Securities		28%
Corporate Bonds and Notes		26%
Financials	11%
Energy	3%
Utilities	2%
All other Corporate Bonds and Notes	10%
Mortgage-Backed Securities		24%
Leveraged Loans		10%
U.S. Government Securities		6%
Foreign Government Securities		5%
Other (includes short-term investment and securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet Multi-Sector Short Term Bond Fund
Class R6 / VMSSX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class R6 / VMSSX	$26	0.52%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$4,569,346
Total number of portfolio holdings	889
Portfolio turnover rate as of the end of the reporting period	32%
Asset Allocation(1)
Asset-Backed Securities		28%
Corporate Bonds and Notes		26%
Financials	11%
Energy	3%
Utilities	2%
All other Corporate Bonds and Notes	10%
Mortgage-Backed Securities		24%
Leveraged Loans		10%
U.S. Government Securities		6%
Foreign Government Securities		5%
Other (includes short-term investment and securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet Senior Floating Rate Fund
Class A / PSFRX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class A / PSFRX	$47	0.93%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$193,088
Total number of portfolio holdings	285
Portfolio turnover rate as of the end of the reporting period	66%
Asset Allocation(1)
Leveraged Loans		91%
Health Care	12%
Service	11%
Information Technology	11%
Manufacturing	7%
Gaming / Leisure	5%
Financials	5%
Energy	4%
All other Leveraged Loans	36%
Exchange-Traded Funds		5%
Corporate Bonds and Notes		4%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet Senior Floating Rate Fund
Class C / PFSRX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class C / PFSRX	$85	1.68%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$193,088
Total number of portfolio holdings	285
Portfolio turnover rate as of the end of the reporting period	66%
Asset Allocation(1)
Leveraged Loans		91%
Health Care	12%
Service	11%
Information Technology	11%
Manufacturing	7%
Gaming / Leisure	5%
Financials	5%
Energy	4%
All other Leveraged Loans	36%
Exchange-Traded Funds		5%
Corporate Bonds and Notes		4%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet Senior Floating Rate Fund
Class I / PSFIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class I / PSFIX	$34	0.68%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$193,088
Total number of portfolio holdings	285
Portfolio turnover rate as of the end of the reporting period	66%
Asset Allocation(1)
Leveraged Loans		91%
Health Care	12%
Service	11%
Information Technology	11%
Manufacturing	7%
Gaming / Leisure	5%
Financials	5%
Energy	4%
All other Leveraged Loans	36%
Exchange-Traded Funds		5%
Corporate Bonds and Notes		4%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Newfleet Senior Floating Rate Fund
Class R6 / VRSFX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class R6 / VRSFX	$29	0.57%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$193,088
Total number of portfolio holdings	285
Portfolio turnover rate as of the end of the reporting period	66%
Asset Allocation(1)
Leveraged Loans		91%
Health Care	12%
Service	11%
Information Technology	11%
Manufacturing	7%
Gaming / Leisure	5%
Financials	5%
Energy	4%
All other Leveraged Loans	36%
Exchange-Traded Funds		5%
Corporate Bonds and Notes		4%
Total		100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Seix Tax-Exempt Bond Fund
Class A / HXBZX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Seix Tax-Exempt Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Tax-Exempt Bond Fund Class A / HXBZX	$41	0.83%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$46,368
Total number of portfolio holdings	75
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Seix Tax-Exempt Bond Fund
Class C / PXCZX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Seix Tax-Exempt Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Tax-Exempt Bond Fund Class C / PXCZX	$78	1.58%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$46,368
Total number of portfolio holdings	75
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus Seix Tax-Exempt Bond Fund
Class I / HXBIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus Seix Tax-Exempt Bond Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Tax-Exempt Bond Fund Class I / HXBIX	$29	0.58%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$46,368
Total number of portfolio holdings	75
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus SGA Emerging Markets Equity Fund
Class A / HEMZX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class A / HEMZX	$77	1.60%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$523,003
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Financials	26%
Consumer Staples	23%
Consumer Discretionary	17%
Information Technology	17%
Communication Services	14%
Industrials	3%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus SGA Emerging Markets Equity Fund
Class C / PICEX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class C / PICEX	$113	2.36%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$523,003
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Financials	26%
Consumer Staples	23%
Consumer Discretionary	17%
Information Technology	17%
Communication Services	14%
Industrials	3%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus SGA Emerging Markets Equity Fund
Class I / HIEMX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class I / HIEMX	$65	1.36%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$523,003
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Financials	26%
Consumer Staples	23%
Consumer Discretionary	17%
Information Technology	17%
Communication Services	14%
Industrials	3%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.

Virtus SGA Emerging Markets Equity Fund
Class R6 / VREMX
Semi-Annual SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class R6 / VREMX	$52	1.09%
KEY FUND STATISTICS (as of March 31, 2025)
Fund net assets (‘000s)	$523,003
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Financials	26%
Consumer Staples	23%
Consumer Discretionary	17%
Information Technology	17%
Communication Services	14%
Industrials	3%
Total	100%
(1)	Percentage of total investments as of March 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8134
Virtus Duff & Phelps Global Infrastructure Fund

(b)	Not applicable.

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Refer to 7a.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (semiannual) financial statements and financial highlights are as follows:

SEMIANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS OPPORTUNITIES TRUST

March 31, 2025
Virtus Newfleet Core Plus Bond Fund
Virtus Newfleet High Yield Fund
Virtus Newfleet Low Duration Core Plus Bond Fund
Virtus Newfleet Multi-Sector Intermediate Bond Fund
Virtus Newfleet Multi-Sector Short Term Bond Fund
Virtus Newfleet Senior Floating Rate Fund
Virtus Seix Tax-Exempt Bond Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2025
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Build America Municipal Insured (“BAM”)
Build America Municipal Insured Bonds are municipal bonds insured against default by Build America Mutual, a Financial Guaranty insurance company.
Business Development Company (“BDC”)
A type of pooled investment vehicle that is often described as a hybrid between a traditional investment company and an operating company.
Collateralized Loan Obligation (“CLO”)
A collateralized loan obligation is a type of security backed by a pool of debt, typically low-rated corporate loans, structured so that there are several classes of bondholders with varying maturities, called tranches.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Home Loan Mortgage Corporation (“Freddie Mac”)
A government-owned corporation that buys mortgages and packages them into mortgage-backed securities.
Federal National Mortgage Association (“Fannie Mae”)
A government-sponsored, publicly traded enterprise that makes mortgages available to low- and moderate-income borrowers. It does not provide loans but backs or guarantees them in the secondary mortgage market.
Federal Reserve (“Fed”)
The central bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Government National Mortgage Association (“Ginnie Mae”)
A U.S. government corporation that guarantees the timely payment of principal and interest on mortgage-backed securities (MBSs) issued by approved Ginnie Mae lenders, with the goal of expanding the pool of homeowners by mostly aiding lending to homeowners who are traditionally underserved in the mortgage marketplace such as first-time home buyers and low-income borrowers.
Joint Stock Company (“JSC”)
A joint stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Mortgage-Backed Securities (“MBS”)
Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
March 31, 2025
Permanent School Fund Guarantee Program (“PSF GTD”)
A program by which the bonds issued by certain public school districts and/or charter schools are guaranteed using a pool of assets held by a state for the purpose of ensuring the availability of public education.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Secured Overnight Financing Rate (“SOFR”)
The Secured Overnight Financing Rate is a benchmark interest rate for dollar-denominated derivatives and loans that is replacing the LIBOR.

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—16.9%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 720	$ 534
3.875%, 5/15/43	1,440	1,314
3.000%, 8/15/48	3,115	2,365
1.250%, 5/15/50	5,910	2,935
1.375%, 8/15/50	9,840	5,014
1.875%, 2/15/51	1,335	774
1.875%, 11/15/51	940	541
2.250%, 2/15/52	950	599
2.875%, 5/15/52	985	715
4.000%, 11/15/52	2,800	2,525
3.625%, 2/15/53	1,420	1,196
3.625%, 5/15/53	7,550	6,360
4.125%, 8/15/53	6,110	5,630
4.750%, 11/15/53	1,590	1,625
4.250%, 2/15/54	9,175	8,645
4.625%, 5/15/54	5,930	5,949
4.250%, 8/15/54	4,155	3,922
4.500%, 11/15/54	3,155	3,109
4.625%, 2/15/55	3,565	3,589
U.S. Treasury Notes
4.250%, 6/30/29	1,765	1,787
4.000%, 7/31/29	2,185	2,191
4.250%, 1/31/30	2,290	2,319
1.500%, 2/15/30	1,265	1,129
4.000%, 2/28/30	2,405	2,410
3.375%, 5/15/33	2,435	2,307
4.500%, 11/15/33	870	891
4.375%, 5/15/34	4,705	4,769
3.875%, 8/15/34	4,260	4,152
4.625%, 2/15/35	5,055	5,222
Total U.S. Government Securities (Identified Cost $89,580)		84,518
Foreign Government Securities—2.6%
Abu Dhabi Government International Bond 144A 3.125%, 9/30/49(1)	519	354
Costa Rica Government
144A 6.550%, 4/3/34(1)	110	113
144A 7.300%, 11/13/54(1)	65	67
Dominican Republic
144A 5.500%, 2/22/29(1)	95	94
144A 4.875%, 9/23/32(1)	715	651
Federative Republic of Brazil
6.000%, 10/20/33	756	735
7.125%, 5/13/54	105	101
Hungary Government International Bond 144A 6.250%, 9/22/32(1)	595	612
Republic of Colombia
8.000%, 11/14/35	443	446
7.750%, 11/7/36	235	230
Republic of El Salvador 144A 8.625%, 2/28/29(1)	175	179
Republic of Guatemala 144A 6.600%, 6/13/36(1)	225	227
	Par Value	Value

Foreign Government Securities—continued
Republic of Indonesia 5.100%, 2/10/54(2)	$ 513	$ 467
Republic of Ivory Coast 144A 8.250%, 1/30/37(1)	205	196
Republic of Panama 8.000%, 3/1/38	268	278
Republic of Paraguay 144A 6.000%, 2/9/36(1)	150	150
Republic of Peru 5.375%, 2/8/35	450	441
Republic of Philippines 4.750%, 3/5/35	584	566
Republic of Poland 4.875%, 10/4/33	470	461
Republic of Serbia 144A 6.500%, 9/26/33(1)	137	141
Republic of South Africa
5.875%, 6/22/30	559	544
5.650%, 9/27/47	60	44
Republic of Turkiye
9.125%, 7/13/30	430	468
7.625%, 5/15/34	558	561
6.625%, 2/17/45	135	113
Republica Orient Uruguay
5.100%, 6/18/50	158	146
4.975%, 4/20/55	346	309
Romania Government International Bond 144A 5.875%, 1/30/29(1)	1,027	1,020
Saudi International Bond
144A 4.875%, 7/18/33(1)	552	543
144A 5.625%, 1/13/35(1)	200	205
144A 4.500%, 10/26/46(1)	185	152
State of Qatar 144A 3.750%, 4/16/30(1)	385	373
UAE International Government Bond 144A 4.050%, 7/7/32(1)	303	295
United Mexican States
6.000%, 5/13/30	99	101
6.350%, 2/9/35	155	155
6.000%, 5/7/36	345	334
6.875%, 5/13/37	735	753
6.400%, 5/7/54	135	123
Uzbekistan International Bond 144A 6.900%, 2/28/32(1)	65	64
Total Foreign Government Securities (Identified Cost $13,028)		12,812
Mortgage-Backed Securities—27.6%
Agency—9.3%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	372	382
	Par Value	Value

Agency—continued
Pool #SD2026 5.000%, 11/1/52	$ 1,460	$ 1,434
Pool #SD3238 5.500%, 12/1/52	130	131
Pool #SD5594 5.500%, 7/1/53	2,983	2,984
Pool #SD5856 3.500%, 1/1/54	4,945	4,463
Pool #SD6881 2.500%, 2/1/52	5,531	4,613
Pool #SD8289 5.500%, 1/1/53	2,728	2,730
Pool #SD8309 6.000%, 3/1/53	2,562	2,605
Pool #SD8317 6.000%, 4/1/53	353	359
Pool #SD8343 6.000%, 7/1/53	1,213	1,233
Pool #SD8350 6.000%, 8/1/53	702	714
Federal National Mortgage Association
Pool #323702 6.000%, 5/1/29	3	3
Pool #535371 6.500%, 5/1/30	—(3)	—(3)
Pool #590108 7.000%, 7/1/31	2	2
Pool #880117 5.500%, 4/1/36	13	13
Pool #909092 6.000%, 9/1/37	6	6
Pool #909220 6.000%, 8/1/38	64	67
Pool #938574 5.500%, 9/1/36	30	30
Pool #986067 6.000%, 8/1/38	1	1
Pool #CB6857 4.500%, 8/1/53	2,431	2,329
Pool #FS4438 5.000%, 11/1/52	129	127
Pool #FS4991 3.000%, 3/1/52	1,428	1,238
Pool #FS6679 6.000%, 12/1/53	2,016	2,050
Pool #FS7751 4.000%, 3/1/53	5,431	5,068
Pool #FS8360 3.500%, 9/1/52	2,387	2,154
Pool #FS8791 6.000%, 8/1/54	4,201	4,287
Pool #MA4785 5.000%, 10/1/52	298	293
Pool #MA4805 4.500%, 11/1/52	461	442
Pool #MA4980 6.000%, 4/1/53	1,928	1,961
Pool #MA5072 5.500%, 7/1/53	1,664	1,664
Pool #MA5385 4.000%, 6/1/54	3,244	3,027
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Agency—continued
Government National Mortgage Association I Pool #443000 6.500%, 9/15/28	$ 4	$ 4
		46,414
Non-Agency—18.3%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(1)(4)	1,159	1,172
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(4)	687	654
2022-B, A1 144A 3.500%, 3/27/62(1)(4)	709	679
AMSR Trust
2020-SFR2, C 144A 2.533%, 7/17/37(1)	100	99
2020-SFR2, D 144A 3.282%, 7/17/37(1)	250	248
2021-SFR2, C 144A 1.877%, 8/17/38(1)	460	440
Angel Oak Mortgage Trust
2021-8, A1 144A 1.820%, 11/25/66(1)(4)	838	743
2022-5, A1 144A 4.500%, 5/25/67(1)(4)	1,120	1,105
2023-1, A1 144A 4.750%, 9/26/67(1)(4)	2,155	2,136
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(4)	49	48
2019-2, A1 144A 3.347%, 4/25/49(1)(4)	21	20
2020-1, A3 144A 3.328%, 3/25/55(1)	850	758
2022-1, A1B 144A 3.269%, 12/25/56(1)(4)	270	248
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 5.239%, 3/15/37(1)(4)	1,185	1,123
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 5.617%, 7/15/37(1)(4)	1,324	1,309
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	235	236
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 6.217%, 4/15/37(1)(4)	1,345	1,345
	Par Value	Value

Non-Agency—continued
BX Commercial Mortgage Trust
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 6.280%, 2/15/39(1)(4)	$ 227	$ 227
2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.711%, 3/15/41(1)(4)	1,245	1,247
BX Trust
2019-OC11, A 144A 3.202%, 12/9/41(1)	875	808
2019-OC11, D 144A 3.944%, 12/9/41(1)(4)	1,825	1,673
2022-CLS, A 144A 5.760%, 10/13/27(1)	1,230	1,244
2025-ROIC, C (1 month Term SOFR + 1.543%, Cap N/A, Floor 1.543%) 144A 5.862%, 3/15/30(1)(4)	875	870
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 6.939%, 9/15/38(1)(4)	850	852
Chase Home Lending Mortgage Trust 2024-RPL4, A1A 144A 3.375%, 12/25/64(1)(4)	1,061	948
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	64	59
2016-SH2, M2 144A 3.749%, 12/25/45(1)(4)	133	123
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(4)	509	478
Citigroup Mortgage Loan Trust, Inc. 2019-RP1, A1 144A 3.500%, 1/25/66(1)(4)	225	218
COLT Mortgage Loan Trust
2023-4, A1 144A 7.163%, 10/25/68(1)(4)	1,221	1,239
2024-5, A1 144A 5.123%, 8/25/69(1)(4)	866	861
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(1)	1,185	1,173
2015-CR24, AM 4.028%, 8/10/48(4)	1,019	1,011
2024-WCL1, B (1 month Term SOFR + 2.590%, Cap N/A, Floor 2.590%) 144A 6.909%, 6/15/41(1)(4)	1,160	1,143
	Par Value	Value

Non-Agency—continued
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(1)	$ 220	$ 201
2020-3, A 144A 1.358%, 8/15/53(1)	73	71
2022-1, A 144A 4.744%, 6/17/55(1)(4)	552	554
Credit Suisse Mortgage Capital Trust
2020-NQM1, A1 144A 2.208%, 5/25/65(1)(4)	220	208
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(4)	917	820
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(4)	352	316
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	22	20
2022-1, A1 144A 2.206%, 1/25/67(1)(4)	1,188	1,033
ELM Trust 2024-ELM, A10 144A 5.414%, 6/10/39(1)(4)	897	909
Fashion Show Mall LLC 2024-SHOW, A 144A 4.764%, 10/10/41(1)(4)	2,010	2,011
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(1)	225	216
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(1)(4)	35	32
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU, A (1 month Term SOFR + 1.450%, Cap N/A, Floor 1.450%) 144A 5.769%, 12/15/39(1)(4)	660	660
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(4)	300	273
GCAT Trust 2020-NQM1, A1 144A 3.247%, 1/25/60(1)(4)	651	637
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(4)	1,320	1,326
Houston Galleria Mall Trust 2025-HGLR, A 144A 5.462%, 2/5/45(1)(4)	880	891
Hudson Yards Mortgage Trust 2025-SPRL, A 144A 5.467%, 1/13/40(1)(4)	1,345	1,368
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(1)(4)	760	752
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.451%, 1/25/63(1)(4)	$ 763	$ 744
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.797%, 10/5/39(1)(4)	1,115	1,131
JPMorgan Chase Mortgage Trust
2017-3, 2A2 144A 2.500%, 8/25/47(1)(4)	402	353
2017-5, A1 144A 5.011%, 10/26/48(1)(4)	8	8
2024-NQM1, A3 144A 5.947%, 2/25/64(1)(4)	582	584
2025-CES1, A1 144A 5.666%, 5/25/55(1)(4)	824	828
LHOME Mortgage Trust
2022-RTL3, A1 144A 8.150%, 11/25/27(1)(4)	387	390
2024-RTL1, A1 144A 7.017%, 1/25/29(1)(4)	535	541
MetLife Securitization Trust
2017-1A, M1 144A 3.435%, 4/25/55(1)(4)	305	271
2018-1A, A 144A 3.750%, 3/25/57(1)(4)	829	798
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(1)(4)	1,400	1,393
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(4)	1,574	1,519
2024-NQM2, A1 144A 5.272%, 8/25/69(1)(4)	1,101	1,096
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(4)	140	131
Mill City Mortgage Loan Trust
2017-3, B1 144A 3.250%, 1/25/61(1)(4)	567	493
2019-1, M2 144A 3.500%, 10/25/69(1)(4)	155	140
2019-GS2, A1 144A 2.750%, 8/25/59(1)(4)	1,456	1,400
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(4)	62	59
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	800	836
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	960	933
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(1)	1,147	1,072
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(4)	41	39
	Par Value	Value

Non-Agency—continued
2015-2A, A1 144A 3.750%, 8/25/55(1)(4)	$ 28	$ 27
2016-3A, B1 144A 4.000%, 9/25/56(1)(4)	421	408
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)	726	698
2017-2A, A3 144A 4.000%, 3/25/57(1)(4)	652	632
2018-2A, A1 144A 4.500%, 2/25/58(1)(4)	76	75
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(4)	601	571
2022-NQM2, A1 144A 3.079%, 3/27/62(1)(4)	1,451	1,356
2024-NQM3, A1 144A 5.466%, 11/25/64(1)(4)	402	402
2018-1A, A1A 144A 4.000%, 12/25/57(1)(4)	343	333
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(4)	129	110
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(1)(4)	1,145	1,057
OBX Trust
2022-NQM1, A1 144A 2.305%, 11/25/61(1)(4)	1,960	1,736
2023-NQM10, A1 144A 6.465%, 10/25/63(1)(4)	491	496
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(4)	792	800
2023-NQM9, A1 144A 7.159%, 10/25/63(1)(4)	721	735
2024-HYB1, A1 144A 3.646%, 3/25/53(1)(4)	621	608
2024-HYB2, A1 144A 3.665%, 4/25/53(1)(4)	746	737
2024-NQM3, A1 144A 6.129%, 12/25/63(1)(4)	1,123	1,130
2024-NQM9, A1 144A 6.030%, 1/25/64(1)(4)	444	447
PMT Loan Trust
2024-INV1, A2 144A 6.000%, 10/25/59(1)(4)	788	794
2024-INV2, A1 144A 6.000%, 12/25/59(1)(4)	442	446
PRET Trust
2024-RPL1, A1 144A 3.900%, 10/25/63(1)(4)	429	410
2025-NPL1, A1 144A 6.063%, 2/25/55(1)(4)	1,095	1,098
PRPM LLC 2024-RPL1, A1 144A 4.200%, 12/25/64(1)(4)	951	930
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(1)(4)	99	86
2023-CES1, A1A 144A 6.515%, 6/25/43(1)(4)	510	513
2023-CES2, A1A 144A 6.808%, 9/25/43(1)(4)	803	812
	Par Value	Value

Non-Agency—continued
RFR Trust 2025-SGRM, A 144A 5.562%, 3/11/41(1)(4)	$ 1,140	$ 1,148
RIDE 2025-SHRE, B 144A 5.438%, 2/14/47(1)(4)	900	905
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(1)	830	836
2024-CNTR, C 144A 6.471%, 11/13/41(1)	900	928
Sequoia Mortgage Trust 2013-8, B1 3.480%, 6/25/43(4)	16	16
Starwood Mortgage Residential Trust 2021-5, A2 144A 2.178%, 9/25/66(1)(4)	1,428	1,226
THPT Mortgage Trust 2023-THL, A 144A 6.994%, 12/10/34(1)(4)	490	500
Towd Point Mortgage Trust
2015-6, B2 144A 3.814%, 4/25/55(1)(4)	635	589
2016-4, B1 144A 4.007%, 7/25/56(1)(4)	310	297
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	340	332
2017-4, A2 144A 3.000%, 6/25/57(1)(4)	1,570	1,467
2018-2, A2 144A 3.500%, 3/25/58(1)(4)	670	644
2018-6, A1B 144A 3.750%, 3/25/58(1)(4)	1,000	956
2018-6, A2 144A 3.750%, 3/25/58(1)(4)	600	540
2019-1, A1 144A 3.750%, 3/25/58(1)(4)	93	89
2019-2, A2 144A 3.750%, 12/25/58(1)(4)	990	893
2019-4, A2 144A 3.250%, 10/25/59(1)(4)	240	216
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 6.035%, 5/25/58(1)(4)	100	101
2020-MH1, A2 144A 2.500%, 2/25/60(1)(4)	405	383
2021-1, A2 144A 2.750%, 11/25/61(1)(4)	355	296
2023-1, A1 144A 3.750%, 1/25/63(1)	1,313	1,257
2024-1, A1 144A 4.780%, 3/25/64(1)(4)	836	844
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	190	187
2020-SFR2, D 144A 2.281%, 11/17/39(1)	310	289
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Verus Securitization Trust
2022-4, A1 144A 4.474%, 4/25/67(1)(4)	$ 782	$ 778
2022-6, A1 144A 4.910%, 6/25/67(1)(4)	835	831
2022-6, A3 144A 4.910%, 6/25/67(1)(4)	715	711
2022-7, A1 144A 5.152%, 7/25/67(1)(4)	1,380	1,374
2023-8, A1 144A 6.259%, 12/25/68(1)(4)	1,318	1,328
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(1)	37	35
2021-1R, A1 144A 1.280%, 5/25/56(1)	196	181
2022-1, A2 144A 5.850%, 8/25/57(1)(4)	379	378
		91,596
Total Mortgage-Backed Securities (Identified Cost $138,758)		138,010
Asset-Backed Securities—10.9%
Automobiles—3.7%
American Credit Acceptance Receivables Trust
2022-1, D 144A 2.460%, 3/13/28(1)	215	215
2024-1, C 144A 5.630%, 1/14/30(1)	560	563
2024-4, C 144A 4.910%, 8/12/31(1)	1,050	1,049
2025-1, C 144A 5.090%, 8/12/31(1)	1,320	1,325
Arivo Acceptance Auto Loan Receivables Trust 2024-1A, B 144A 6.870%, 6/17/30(1)	704	724
Avis Budget Rental Car Funding LLC
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	381	374
(AESOP) 2022-5A, A 144A 6.120%, 4/20/27(1)	475	481
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	402	407
Bridgecrest Lending Auto Securitization Trust 2025-1, C 5.150%, 12/17/29	935	944
Carvana Auto Receivables Trust
2020-P1, C 1.320%, 11/9/26	905	887
2021-N3, D 1.580%, 6/12/28	43	42
	Par Value	Value

Automobiles—continued
Consumer Portfolio Services Auto Trust 2025-A, C 144A 5.250%, 4/15/31(1)	$ 1,220	$ 1,223
CPS Auto Receivables Trust
2023-D, C 144A 7.170%, 1/15/30(1)	429	439
2024-A, C 144A 5.740%, 4/15/30(1)	540	546
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(1)	488	494
DT Auto Owner Trust
2023-1A, B 144A 5.190%, 10/16/28(1)	180	180
2023-3A, C 144A 6.400%, 5/15/29(1)	200	204
Exeter Automobile Receivables Trust
2023-2A, B 5.610%, 9/15/27	225	225
2023-5A, B 6.580%, 4/17/28	450	454
2024-5A, B 4.480%, 4/16/29	1,015	1,012
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	96	97
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(1)	4	3
2022-1A, C 144A 3.130%, 5/15/28(1)	270	267
Foursight Capital Automobile Receivables Trust
2022-1, B 144A 2.150%, 5/17/27(1)	84	83
2023-2, A2 144A 5.990%, 5/15/28(1)	137	137
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(1)	385	394
2023-2A, A3 144A 6.380%, 2/15/29(1)	353	362
GM Financial Consumer Automobile Receivables Trust 2023-4, A2A 5.890%, 11/16/26	97	98
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	270	268
2022-1A, A 144A 5.210%, 6/15/27(1)	123	124
2023-2A, D 144A 6.300%, 2/15/31(1)	265	269
2023-4A, C 144A 6.760%, 3/15/29(1)	466	480
	Par Value	Value

Automobiles—continued
Lendbuzz Securitization Trust
2022-1A, A 144A 4.220%, 5/17/27(1)	$ 59	$ 59
2024-2A, A2 144A 5.990%, 5/15/29(1)	538	544
SAFCO Auto Receivables Trust 2024-1A, B 144A 6.310%, 11/20/28(1)	545	549
Santander Drive Auto Receivables Trust 2023-1, B 4.980%, 2/15/28	400	400
SBNA Auto Receivables Trust 2024-A, C 144A 5.590%, 1/15/30(1)	452	460
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	315	319
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(1)	229	227
2024-1A, B 144A 5.550%, 11/15/27(1)	700	705
2024-2A, B 144A 5.620%, 3/15/30(1)	870	882
		18,515
Consumer Loans—0.4%
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(1)	510	514
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(1)	130	131
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	196	191
Reach ABS Trust
2023-1A, B 144A 7.330%, 2/18/31(1)	271	272
2024-1A, B 144A 6.290%, 2/18/31(1)	675	685
		1,793
Credit Card—0.2%
Mercury Financial Credit Card Master Trust 2024-2A, A 144A 6.560%, 7/20/29(1)	720	730
Equipment—0.1%
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(1)	553	556
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Other—6.5%
Affirm Asset Securitization Trust
2024-B, A 144A 4.620%, 9/15/29(1)	$ 410	$ 409
2024-X2, A 144A 5.220%, 12/17/29(1)	462	462
ALLO Issuer LLC 2025-1A, A2 144A 5.528%, 4/20/55(1)	1,200	1,206
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	1,044	1,073
Aqua Finance Trust
2019-A, A 144A 3.140%, 7/16/40(1)	33	31
2019-A, C 144A 4.010%, 7/16/40(1)	139	133
2020-AA, B 144A 2.790%, 7/17/46(1)	231	217
2024-A, B 144A 5.060%, 4/18/50(1)	1,025	1,004
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(1)	485	503
BHG Securitization Trust 2024-1CON, A 144A 5.810%, 4/17/35(1)	332	338
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(1)	1,050	1,054
BXG Receivables Note Trust 2023-A, A 144A 5.770%, 11/15/38(1)	230	234
CCG Receivables Trust
2024-1, B 144A 5.080%, 3/15/32(1)	860	865
2025-1, C 144A 4.890%, 10/14/32(1)	1,195	1,198
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(1)	515	520
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(1)	86	87
2023-2, B 144A 6.410%, 5/15/34(1)	465	474
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(1)	38	37
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(1)	70	65
2023-2A, A 144A 6.530%, 6/15/49(1)	250	261
2024-2A, A 144A 4.600%, 3/15/50(1)	764	762
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(1)	683	702
HINNT LLC 2025-A, B 144A 5.450%, 3/15/44(1)	1,200	1,206
	Par Value	Value

Other—continued
Jersey Mike’s Funding LLC
2019-1A, A2 144A 4.433%, 2/15/50(1)	$ 317	$ 313
2024-1A, A2 144A 5.636%, 2/15/55(1)	1,100	1,110
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(1)	965	964
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(1)	66	62
MetroNet Infrastructure Issuer LLC 2024-1A, A2 144A 6.230%, 4/20/54(1)	570	583
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(1)	161	161
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(1)	106	103
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	27	27
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	144	127
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	355	340
NMEF Funding LLC
2022-A, B 144A 3.350%, 10/16/28(1)	90	90
2023-A, B 144A 6.830%, 6/17/30(1)	1,000	1,027
2024-A, A2 144A 5.150%, 12/15/31(1)	792	794
Octane Receivables Trust
2023-1A, C 144A 6.370%, 9/20/29(1)	285	290
2023-3A, B 144A 6.480%, 7/20/29(1)	532	543
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(1)	1,050	1,058
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(1)	740	759
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	383	392
PRET LLC 2024-NPL4, A1 144A 6.996%, 7/25/54(1)(4)	583	583
Progress Residential Trust
2021-SFR6, D 144A 2.225%, 7/17/38(1)	205	198
2024-SFR5, A 144A 3.000%, 8/9/29(1)	1,000	923
	Par Value	Value

Other—continued
RCKT Mortgage Trust
2023-CES3, A1A 144A 7.113%, 11/25/43(1)(4)	$ 838	$ 851
2024-CES1, A1A 144A 6.025%, 2/25/44(1)(4)	444	446
Reach ABS Trust 2024-2A, B 144A 5.840%, 7/15/31(1)	1,000	1,012
Retained Vantage Data Centers Issuer LLC 2024-1A, A2 144A 4.992%, 9/15/49(1)	1,250	1,228
Sierra Timeshare Receivables Funding LLC 2023-2A, B 144A 6.280%, 4/20/40(1)	137	140
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(1)	1,260	1,253
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	928	927
Towd Point Mortgage Trust 2024-CES1, A1A 144A 5.848%, 1/25/64(1)(4)	238	239
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(1)	705	718
Tricon Residential Trust 2024-SFR3, A 144A 4.500%, 8/17/41(1)	345	339
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(1)	873	870
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(1)	968	950
VFI ABS LLC 2023-1A, A 144A 7.270%, 3/26/29(1)	115	116
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	381	349
		32,726
Total Asset-Backed Securities (Identified Cost $54,047)		54,320
Corporate Bonds and Notes—29.2%
Communication Services—0.5%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	23	23
144A 4.750%, 3/1/30(1)	670	621
CSC Holdings LLC 144A 11.750%, 1/31/29(1)	305	296
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	720	698
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	245	182
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Sprint Capital Corp. 8.750%, 3/15/32	$ 425	$ 511
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	305	302
		2,633
Consumer Discretionary—1.5%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	815	798
Ashtead Capital, Inc.
144A 5.500%, 8/11/32(1)	305	304
144A 5.950%, 10/15/33(1)	475	482
144A 5.800%, 4/15/34(1)	530	533
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	560	506
Clarios Global LP 144A 6.750%, 2/15/30(1)	20	20
DR Horton, Inc. 5.500%, 10/15/35	1,260	1,267
Ford Motor Co. 4.750%, 1/15/43	110	83
Ford Motor Credit Co. LLC
6.800%, 5/12/28	200	205
6.054%, 11/5/31	255	250
Meritage Homes Corp.
5.650%, 3/15/35	475	467
144A 3.875%, 4/15/29(1)	893	850
Newell Brands, Inc. 6.375%, 9/15/27	410	412
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	295	307
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	250	249
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	800	735
		7,468
Consumer Staples—1.4%
Anheuser-Busch Cos. LLC 4.900%, 2/1/46	240	221
Anheuser-Busch InBev Worldwide, Inc. 5.550%, 1/23/49	705	706
BAT Capital Corp.
7.750%, 10/19/32	398	456
4.390%, 8/15/37	245	215
4.758%, 9/6/49	245	199
Coty, Inc. 144A 6.625%, 7/15/30(1)	695	712
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(1)	630	559
Mars, Inc. 144A 5.700%, 5/1/55(1)	1,215	1,214
Philip Morris International, Inc. 4.900%, 11/1/34	1,040	1,022
	Par Value	Value

Consumer Staples—continued
Pilgrim’s Pride Corp. 6.250%, 7/1/33	$ 1,122	$ 1,161
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	375	369
		6,834
Energy—3.3%
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	405	413
BP Capital Markets plc 4.875% (5)	1,135	1,086
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	285	289
Columbia Pipelines Operating Co. LLC 144A 6.036%, 11/15/33(1)	345	356
CrownRock LP 144A 5.000%, 5/1/29(1)(2)	135	137
Diamondback Energy, Inc. 5.900%, 4/18/64	665	626
Enbridge, Inc. 8.500%, 1/15/84	229	252
Energy Transfer LP
Series G 7.125%(5)	215	218
Series H 6.500%(5)	230	230
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	1,240	1,091
Genesis Energy LP 8.875%, 4/15/30	515	535
Harbour Energy plc 144A 6.327%, 4/1/35(1)	970	966
HF Sinclair Corp. 6.250%, 1/15/35	1,070	1,075
KazMunayGas National Co. JSC 144A 5.750%, 4/19/47(1)	162	141
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	400	441
7.500%, 11/15/40	215	248
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(1)	585	571
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	470	464
Occidental Petroleum Corp.
5.550%, 10/1/34	635	620
6.200%, 3/15/40	610	603
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	630	640
Petroleos Mexicanos
6.500%, 3/13/27	805	784
5.350%, 2/12/28	259	240
8.750%, 6/2/29	118	117
QatarEnergy 144A 2.250%, 7/12/31(1)	315	272
	Par Value	Value

Energy—continued
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	$ 530	$ 461
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(1)	600	603
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.500%, 3/1/55(1)	610	617
Transcanada Trust 5.600%, 3/7/82	625	584
Western Midstream Operating LP 5.250%, 2/1/50	940	801
Williams Cos., Inc. (The) 5.150%, 3/15/34	1,010	996
		16,477
Financials—12.2%
AerCap Ireland Capital DAC
3.300%, 1/30/32	470	416
6.950%, 3/10/55	322	330
6.500%, 1/31/56	485	481
Allianz SE
144A 6.350%, 9/6/53(1)	600	621
144A 5.600%, 9/3/54(1)	380	373
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 7.523%, 8/15/53(4)	545	546
Ally Financial, Inc. 5.543%, 1/17/31	1,045	1,040
American Express Co. 5.625%, 7/28/34	1,295	1,324
Apollo Debt Solutions BDC 6.900%, 4/13/29	810	840
Apollo Global Management, Inc. 6.000%, 12/15/54	970	937
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	650	558
Avolon Holdings Funding Ltd. 144A 5.750%, 11/15/29(1)	1,060	1,080
Banco de Credito del Peru S.A. 144A 3.125%, 7/1/30(1)	463	460
Banco de Credito e Inversiones S.A. 144A 8.750% (1)(5)	235	250
Banco Mercantil del Norte S.A. 144A 6.625% (1)(5)	235	210
Bank of America Corp.
2.687%, 4/22/32	455	400
5.288%, 4/25/34	635	638
5.468%, 1/23/35	330	335
5.425%, 8/15/35	695	680
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	200	210
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
Series G 4.700%(5)	$ 670	$ 666
Barclays plc 7.437%, 11/2/33	945	1,055
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.125%, 1/18/33(1)	200	189
BlackRock Funding, Inc. 5.250%, 3/14/54	1,005	969
Blackstone Private Credit Fund
5.950%, 7/16/29	455	460
6.000%, 1/29/32	435	431
Block, Inc. 144A 6.500%, 5/15/32(1)	280	283
Blue Owl Credit Income Corp. 6.650%, 3/15/31	240	245
Blue Owl Finance LLC 3.125%, 6/10/31	1,350	1,185
BNSF Funding Trust I 6.613%, 12/15/55	525	527
BPCE S.A.
144A 7.003%, 10/19/34(1)	820	893
144A 6.915%, 1/14/46(1)	130	135
Capital One Financial Corp.
2.359%, 7/29/32	422	346
6.377%, 6/8/34	810	847
Charles Schwab Corp. (The)
6.136%, 8/24/34	740	788
Series H 4.000%(5)	475	421
Citigroup, Inc.
3.980%, 3/20/30	465	451
6.270%, 11/17/33	705	748
6.174%, 5/25/34	503	516
Series X 3.875%(5)	515	503
Citizens Bank N.A. 2.250%, 4/28/25	415	414
Citizens Financial Group, Inc. 5.718%, 7/23/32	290	295
Corebridge Financial, Inc. 6.375%, 9/15/54	1,035	1,028
CRH America Finance, Inc. 5.400%, 5/21/34	1,055	1,065
Deutsche Bank AG 5.403%, 9/11/35	735	717
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	280	275
F&G Annuities & Life, Inc. 6.500%, 6/4/29	935	952
Fifth Third Bancorp 4.337%, 4/25/33	910	857
Gallagher (Arthur J.) & Co. 5.550%, 2/15/55	1,100	1,056
	Par Value	Value

Financials—continued
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(1)	$ 606	$ 683
144A 7.950%, 10/15/54(1)	170	176
Goldman Sachs Group, Inc. (The)
5.851%, 4/25/35	920	951
5.330%, 7/23/35	270	269
6.450%, 5/1/36	145	153
HA Sustainable Infrastructure Capital, Inc. 144A 6.375%, 7/1/34(1)	1,051	1,039
Huntington Bancshares, Inc.
5.709%, 2/2/35	485	490
6.141%, 11/18/39	615	619
Icon Investments Six DAC 6.000%, 5/8/34	1,290	1,317
Imperial Brands Finance plc 144A 5.875%, 7/1/34(1)	870	881
JPMorgan Chase & Co.
5.717%, 9/14/33	435	447
5.350%, 6/1/34	455	462
6.254%, 10/23/34	610	655
1.953%, 2/4/32	685	583
KeyCorp
4.789%, 6/1/33	515	494
6.401%, 3/6/35	245	259
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	455	436
MetLife, Inc. Series G 3.850% (5)	780	771
Morgan Stanley
5.250%, 4/21/34	375	375
5.424%, 7/21/34	935	946
5.948%, 1/19/38	378	382
MSCI, Inc. 144A 3.625%, 9/1/30(1)	816	755
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 7.459%, 4/30/43(4)	150	150
NatWest Group plc 6.475%, 6/1/34	1,005	1,047
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	835	851
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(1)	815	847
Northern Trust Corp. 3.375%, 5/8/32	1,145	1,106
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	45	46
PNC Financial Services Group, Inc. (The) 5.575%, 1/29/36	1,115	1,135
Prudential Financial, Inc.
5.125%, 3/1/52	247	235
	Par Value	Value

Financials—continued
6.750%, 3/1/53	$ 185	$ 193
6.500%, 3/15/54	470	479
Reinsurance Group of America, Inc. 6.650%, 9/15/55	775	763
Societe Generale S.A. 144A 6.066%, 1/19/35(1)	745	757
South Bow USA Infrastructure Holdings LLC
144A 5.584%, 10/1/34(1)	610	597
144A 6.176%, 10/1/54(1)	435	415
State Street Corp.
6.123%, 11/21/34	1,045	1,098
Series I 6.700%(5)	400	410
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(1)	680	675
Synchrony Financial
4.875%, 6/13/25	80	80
4.500%, 7/23/25	180	180
3.700%, 8/4/26	132	130
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	330	321
Toronto-Dominion Bank (The) 8.125%, 10/31/82	845	874
Truist Financial Corp.
5.122%, 1/26/34	654	642
5.711%, 1/24/35	337	344
U.S. Bancorp
4.967%, 7/22/33	510	491
5.424%, 2/12/36	1,135	1,142
UBS Group AG
144A 9.250%(1)(5)	140	160
144A 4.988%, 8/5/33(1)	820	805
Wells Fargo & Co.
6.850%(5)	305	316
5.389%, 4/24/34	480	483
6.491%, 10/23/34	375	405
Series BB 3.900%(5)	245	240
Series U 5.875%(4)(5)	360	359
		60,965
Health Care—2.0%
Amgen, Inc.
5.250%, 3/2/33	534	542
5.650%, 3/2/53	488	479
Community Health Systems, Inc. 144A 5.250%, 5/15/30(1)	930	767
CVS Health Corp.
5.050%, 3/25/48	355	303
5.625%, 2/21/53	525	480
6.750%, 12/10/54	90	90
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	1,105	991
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Health Care—continued
HCA, Inc.
5.500%, 6/1/33	$ 250	$ 251
5.600%, 4/1/34	205	206
5.450%, 9/15/34	345	342
5.250%, 6/15/49	170	150
6.000%, 4/1/54	268	259
IQVIA, Inc.
5.700%, 5/15/28	479	487
6.250%, 2/1/29	730	760
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(1)	235	231
Orlando Health Obligated Group 5.475%, 10/1/35	312	318
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(6)	70	—
Royalty Pharma plc
5.400%, 9/2/34(2)	885	875
3.350%, 9/2/51	350	222
Smith & Nephew plc 5.400%, 3/20/34	1,120	1,121
Universal Health Services, Inc.
2.650%, 1/15/32	945	791
5.050%, 10/15/34	560	531
Viatris, Inc. 144A 2.300%, 6/22/27(1)	2	1
		10,197
Industrials—2.6%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	663	661
Aviation Capital Group LLC
144A 3.500%, 11/1/27(1)	490	473
144A 6.750%, 10/25/28(1)	70	74
144A 5.125%, 4/10/30(1)	485	482
Boeing Co. (The) 5.930%, 5/1/60	914	860
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	813	729
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	475	471
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	935	832
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	361	351
DP World Ltd. 144A 6.850%, 7/2/37(1)	175	194
Ferguson Enterprises, Inc. 5.000%, 10/3/34	585	569
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	215	212
	Par Value	Value

Industrials—continued
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)	$ 665	$ 464
Huntington Ingalls Industries, Inc. 5.749%, 1/15/35	1,060	1,069
Icahn Enterprises LP 5.250%, 5/15/27	200	190
L3Harris Technologies, Inc. 5.400%, 7/31/33	1,030	1,043
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(1)	120	121
Regal Rexnord Corp. 6.400%, 4/15/33	1,280	1,329
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	285	273
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	339	287
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	275	281
144A 6.625%, 3/1/32(1)	160	162
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	366	371
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	595	599
Veralto Corp. 5.450%, 9/18/33	1,110	1,132
		13,229
Information Technology—1.1%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	555	553
144A 3.875%, 9/1/28(1)	465	442
144A 4.000%, 7/1/29(1)	275	259
Broadcom, Inc.
5.150%, 11/15/31	535	543
144A 3.137%, 11/15/35(1)	720	597
Gartner, Inc. 144A 3.750%, 10/1/30(1)	1,590	1,467
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	45	45
Leidos, Inc. 2.300%, 2/15/31	475	408
Oracle Corp.
6.250%, 11/9/32	390	416
6.900%, 11/9/52	335	369
5.550%, 2/6/53	380	355
3.850%, 4/1/60	60	41
		5,495
Materials—1.3%
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	855	815
Berry Global, Inc. 5.650%, 1/15/34	1,350	1,370
	Par Value	Value

Materials—continued
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	$ 776	$ 785
Glencore Funding LLC
144A 2.850%, 4/27/31(1)	225	198
144A 5.634%, 4/4/34(1)	1,085	1,090
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	450	465
Smurfit Kappa Treasury ULC 144A 5.777%, 4/3/54(1)	980	967
Sonoco Products Co. 5.000%, 9/1/34	725	693
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	180	186
		6,569
Real Estate—0.4%
NNN REIT, Inc. 5.500%, 6/15/34	975	980
Safehold GL Holdings LLC 5.650%, 1/15/35	790	786
		1,766
Utilities—2.9%
AES Corp. (The) 7.600%, 1/15/55	335	338
Black Hills Corp. 6.150%, 5/15/34	925	969
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	355	342
CMS Energy Corp. 4.750%, 6/1/50	1,190	1,119
Dominion Energy, Inc. Series B 7.000%, 6/1/54	870	914
Electricite de France S.A.
144A 6.250%, 5/23/33(1)	200	212
144A 6.900%, 5/23/53(1)	755	812
Enel Finance International N.V.
144A 7.500%, 10/14/32(1)	400	453
144A 5.500%, 6/26/34(1)	535	537
Entergy Corp. 7.125%, 12/1/54	715	724
Entergy Texas, Inc. 5.800%, 9/1/53	455	455
Ferrellgas LP 144A 5.875%, 4/1/29(1)	595	539
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	550	564
Lightning Power LLC 144A 7.250%, 8/15/32(1)	30	31
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(1)	540	562
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	80	81
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Utilities—continued
144A 8.375%, 2/15/32(1)	$ 125	$ 125
Northern Natural Gas Co. 144A 5.625%, 2/1/54(1)	685	671
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	645	695
PacifiCorp 5.800%, 1/15/55	500	488
Puget Energy, Inc.
2.379%, 6/15/28	204	190
4.224%, 3/15/32	973	906
Southern California Edison Co. 6.000%, 1/15/34	640	660
Southern Co. (The) 6.375%, 3/15/55	1,175	1,203
Vistra Corp. 144A 8.000% (1)(5)	163	167
Vistra Operations Co. LLC 144A 5.700%, 12/30/34(1)	880	875
		14,632
Total Corporate Bonds and Notes (Identified Cost $146,469)		146,265
Leveraged Loans—7.8%
Aerospace—0.5%
American Airlines, Inc. 0.000%, 4/20/28(4)(7)	335	331
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 8.043%, 10/20/27(4)	40	41
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.000%) 6.325%, 10/31/31(4)	518	516
Tranche B-2 (1 month Term SOFR + 2.000%) 6.325%, 10/31/31(4)	197	196
Goat Holdco LLC Tranche B (1 month Term SOFR + 3.000%) 7.322%, 1/27/32(4)	575	571
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.175%, 2/1/28(4)	293	260
TransDigm, Inc.
Tranche J (3 month Term SOFR + 2.500%) 6.799%, 2/28/31(4)	315	313
Tranche L (3 month Term SOFR + 2.500%) 6.799%, 1/19/32(4)	179	178
		2,406

	Par Value	Value

Chemicals—0.2%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.575%, 2/18/30(4)	$ 375	$ 359
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 3.000%) 7.325%, 12/31/29(4)	621	620
		979
Consumer Non-Durables—0.1%
Energizer Holdings, Inc. 2025, Tranche B (1 month Term SOFR + 2.000%) 6.319%, 3/13/32(4)	205	204
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 8.299%, 7/8/31(4)	266	228
		432
Energy—0.6%
Epic Crude Services LP Tranche B (3 month Term SOFR + 3.000%) 7.302%, 10/15/31(4)	390	389
Freeport LNG Investments LLP 2025, Tranche B (3 month Term SOFR + 3.250%) 7.543%, 12/21/28(4)	482	475
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 6.302%, 10/4/30(4)	504	501
Hilcorp Energy I LP Tranche B (1 month Term SOFR + 2.000%) 6.322%, 2/5/30(4)	155	155
Hunterstown Generation LLC (3 month Term SOFR + 3.500%) 7.799%, 11/6/31(4)	552	553
Oryx Midstream Services Permian Basin LLC Tranche B (1 month Term SOFR + 2.250%) 6.569%, 10/5/28(4)	634	633
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 6.549%, 3/3/31(4)	125	124
		2,830
Financials—0.5%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 7.325%, 11/6/30(4)	413	410
	Par Value	Value

Financials—continued
AL GCX Holdings LLC Tranche B (1 month Term SOFR + 2.000%) 6.325%, 1/30/32(4)	$ 275	$ 273
BroadStreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 3.000%) 7.325%, 6/13/31(4)	45	44
Citadel Securities LP 2024 (1 month Term SOFR + 2.000%) 6.325%, 10/31/31(4)	1,056	1,054
HUB International Ltd. 2025 (3 month Term SOFR + 2.500%) 6.787%, 6/20/30(4)	448	446
Truist Insurance Holdings LLC 2024, Tranche B (3 month Term SOFR + 2.750%) 7.049%, 5/6/31(4)	185	184
		2,411
Food / Tobacco—0.4%
Chobani LLC Tranche B, First Lien (1 month Term SOFR + 2.500%) 6.825%, 10/25/27(4)	79	79
Del Monte Foods, Inc.
(3 month Term SOFR + 4.400%) 8.699% - 8.719%, 8/2/28(4)	63	40
(3 month Term SOFR + 4.900%) 9.199%, 8/2/28(4)	145	29
(3 month Term SOFR + 8.150%) 12.469%, 8/2/28(4)	73	73
Froneri International Ltd. Tranche B-4 (3-6 month Term SOFR + 2.000%) 6.237%, 9/17/31(4)	635	630
JBT Marel Corp. (1 month Term SOFR + 2.250%) 6.575% - 6.675%, 1/2/32(4)	310	309
Red SPV LLC (3 month Term SOFR + 2.250%) 6.575%, 3/8/32(4)	465	461
Triton Water Holdings, Inc. 2025 (3 month Term SOFR + 2.250%) 6.549%, 3/31/28(4)	267	266
		1,887
Forest Prod / Containers—0.4%
Clydesdale Acquisition Holdings, Inc.
0.000%, 3/27/32(4)(7)	14	14
Tranche B 0.000%, 3/27/32(4)(7)	828	824
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Forest Prod / Containers—continued
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 3.000%) 7.319% -7.323%, 4/15/27(4)	$ 494	$ 491
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 7.689%, 3/3/28(4)	501	496
		1,825
Gaming / Leisure—0.5%
Caesars Entertainment, Inc. Tranche B (3 month Term SOFR + 2.250%) 6.563%, 2/6/30(4)	41	41
Flutter Entertainment plc 2024, Tranche B (3 month Term SOFR + 1.750%) 6.049%, 11/30/30(4)	272	270
Life Time, Inc. 2024 (3 month Term SOFR + 2.500%) 6.796%, 11/5/31(4)	668	666
Scientific Games Holdings LP 2024 (3 month Term SOFR + 3.000%) 7.296%, 4/4/29(4)	452	449
SeaWorld Parks & Entertainment, Inc. Tranche B-3 (1 month Term SOFR + 2.000%) 6.325%, 12/4/31(4)	383	380
UFC Holdings LLC Tranche B-4 (2 month Term SOFR + 2.250%) 6.580%, 11/21/31(4)	703	701
		2,507
Health Care—0.4%
CHG Healthcare Services, Inc. (2-3 month Term SOFR + 3.000%) 7.299% - 7.313%, 9/29/28(4)	230	230
Medline Borrower LP (1 month Term SOFR + 2.250%) 6.575%, 10/23/28(4)	643	641
Opal U.S. LLC Tranche B 0.000%, 3/31/32(4)(7)	310	309
Perrigo Investments LLC 2024, Tranche B (1 month Term SOFR + 2.000%) 6.325%, 4/20/29(4)	261	260
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.825%, 2/21/31(4)	336	335
	Par Value	Value

Health Care—continued
Radnet Management, Inc. 2024 (3 month Term SOFR + 2.250%) 6.568%, 4/18/31(4)	$ 70	$ 69
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 6.325%, 12/3/31(4)	379	378
		2,222
Housing—0.2%
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 6.575%, 12/17/31(4)	244	244
Quikrete Holdings, Inc. Tranche B-1 (1 month Term SOFR + 2.250%) 6.575%, 4/14/31(4)	667	659
		903
Information Technology—1.0%
Applied Systems, Inc. Tranche B-1 (3 month Term SOFR + 2.750%) 7.049%, 2/24/31(4)	354	354
BMC Software 2031 (3 month Term SOFR + 3.000%) 7.291%, 7/30/31(4)	225	221
Boost Newco Borrower LLC Tranche B-2 (3 month Term SOFR + 2.000%) 6.299%, 1/31/31(4)	490	486
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.000%) 6.325%, 1/23/32(4)	50	50
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 7.549%, 7/6/29(4)	417	357
Ellucian Holding, Inc. Tranche B-1 (1 month Term SOFR + 3.000%) 7.325%, 10/9/29(4)	361	360
Go Daddy Operating Co. LLC Tranche B-7 (1 month Term SOFR + 1.750%) 6.075%, 5/30/31(4)	642	638
Icon Parent I, Inc. (2 month Term SOFR + 3.000%) 7.315%, 11/13/31(4)	325	322
Indicor LLC Tranche D (3 month Term SOFR + 2.750%) 7.049%, 11/22/29(4)	553	550
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 6.325%, 1/31/31(4)	559	555
	Par Value	Value

Information Technology—continued
Thunder Generation Funding LLC Tranche B (3 month Term SOFR + 3.000% - 3 month PRIME + 2.000%) 7.299% - 9.500%, 10/3/31(4)	$ 443	$ 442
UKG, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.300%, 2/10/31(4)	790	788
		5,123
Manufacturing—0.5%
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.827%, 11/3/31(4)	484	481
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 6.075%, 6/4/31(4)	588	581
Igloo Holdings Corp. Tranche B 0.000%, 2/20/32(4)(7)	380	379
Madison IAQ LLC 0.000%, 3/26/32(4)(7)	475	470
Terex Corp. (3 month Term SOFR + 2.000%) 6.299%, 10/8/31(4)	380	380
Titan Acquisition Ltd. (3 month Term SOFR + 4.500%) 8.785%, 2/15/29(4)	196	195
		2,486
Media / Telecom - Broadcasting—0.1%
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.939%, 1/31/29(4)	641	622
Media / Telecom - Cable/Wireless Video—0.7%
Charter Communications Operating LLC Tranche B-5 (3 month Term SOFR + 2.250%) 6.560%, 12/15/31(4)	643	641
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.575%, 9/18/30(4)	824	810
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 8.819%, 1/18/28(4)	591	570
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.802%, 8/2/29(4)	$ 558	$ 549
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 7.561%, 11/12/27(4)	470	467
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 6.934%, 1/31/28(4)	660	641
		3,678
Media / Telecom - Diversified Media—0.3%
Century DE Buyer LLC Tranche B (3 month Term SOFR + 3.500%) 7.787%, 10/30/30(4)	533	533
EOC Borrower LLC Tranche B (3 month Term SOFR + 3.000%) 7.319%, 3/24/32(4)	195	195
Formula One Management Ltd.
0.000%, 9/30/31(4)(7)	135	134
Tranche B-1 (3 month Term SOFR + 2.000%) 6.299%, 9/30/31(4)	270	269
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.389%, 4/11/29(4)	592	509
		1,640
Media / Telecom - Telecommunications—0.1%
Cincinnati Bell, Inc. Tranche B-4 (1 month Term SOFR + 2.750%) 7.075%, 11/22/28(4)	466	465
Metals / Minerals—0.0%
Arsenal AIC Parent LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 7.075%, 8/18/30(4)	184	182
Retail—0.2%
Burlington Coat Factory Warehouse Corp. Tranche B (1 month Term SOFR + 1.750%) 6.075%, 9/19/31(4)	453	451
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.500%) 6.825%, 6/11/31(4)	163	158
	Par Value	Value

Retail—continued
Peer Holding III B.V. Tranche B (3 month Term SOFR + 2.500%) 6.799%, 10/26/30(4)	$ 109	$ 109
PetsMart LLC (1 month Term SOFR + 3.850%) 8.175%, 2/11/28(4)	334	328
		1,046
Service—0.6%
Amentum Holdings LLC (1 month Term SOFR + 2.250%) 6.575%, 9/29/31(4)	499	481
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.000%) 6.294%, 4/20/29(4)	621	614
Fugue Finance LLC (3 month Term SOFR + 3.250%) 7.496%, 1/9/32(4)	60	60
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.799%, 11/23/28(4)	672	666
Prime Security Services Borrower LLC Tranche B-1 (1 month Term SOFR + 2.000%) 6.325%, 10/13/30(4)	378	376
St. George’s University Scholastic Services LLC (3 month Term SOFR + 2.750%) 7.063%, 2/10/29(4)	173	172
TransUnion Intermediate Holdings, Inc. Tranche B-9 (1 month Term SOFR + 1.750%) 6.075%, 6/24/31(4)	524	522
		2,891
Transportation - Automotive—0.2%
Belron Finance U.S. LLC 2031 (3 month Term SOFR + 2.750%) 7.052%, 10/16/31(4)	457	456
Clarios Global LP
(1 month Term SOFR + 2.750%) 7.075%, 1/28/32(4)	405	398
2024, Tranche B (1 month Term SOFR + 2.500%) 6.825%, 5/6/30(4)	169	167
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 8.302%, 10/28/27(4)	239	200
	Par Value	Value

Transportation - Automotive—continued
Wand NewCo 3, Inc. Tranche B-2 (1 month Term SOFR + 2.500%) 6.825%, 1/30/31(4)	$ 99	$ 97
		1,318
Utilities—0.3%
Calpine Corp. Tranche B-10 (1 month Term SOFR + 1.750%) 6.075%, 1/31/31(4)	640	637
Cornerstone Generation LLC Tranche B 0.000%, 10/28/31(4)(7)	215	215
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.250%) 6.573%, 1/27/31(4)	530	525
		1,377
Total Leveraged Loans (Identified Cost $39,753)		39,230

	Shares
Affiliated Exchange-Traded Fund—0.4%
Financials—0.4%
Virtus Newfleet ABS/MBS ETF(8)(9)	93,000	2,269
Total Affiliated Exchange-Traded Fund (Identified Cost $2,262)		2,269
Total Long-Term Investments—95.4% (Identified Cost $483,897)		477,424

Short-Term Investment—1.8%
Money Market Mutual Fund—1.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.226%)(9)	8,821,927	8,822
Total Short-Term Investment (Identified Cost $8,822)		8,822

See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value
Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.226%)(9)(10)	1,488,787	$ 1,489
Total Securities Lending Collateral (Identified Cost $1,489)		1,489
TOTAL INVESTMENTS—97.5% (Identified Cost $494,208)		$487,735
Other assets and liabilities, net—2.5%		12,729
NET ASSETS—100.0%		$500,464

Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International
plc	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $195,373 or 39.0% of net assets.
(2)	All or a portion of security is on loan.
(3)	Amount is less than $500 (not in thousands).
(4)	Variable rate security. Rate disclosed is as of March 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	This loan will settle after March 31, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(8)	Affiliated investment. See Note 3G in Notes to Financial Statements.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	91%
United Kingdom	2
Ireland	1
Mexico	1
Canada	1
France	1
Germany	1
Other	2
Total	100%
† % of total investments as of March 31, 2025.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$84,518	$—	$84,518	$—
Foreign Government Securities	12,812	—	12,812	—
Mortgage-Backed Securities	138,010	—	138,010	—
Asset-Backed Securities	54,320	—	54,320	—
Corporate Bonds and Notes	146,265	—	146,265	—(1)
Leveraged Loans	39,230	—	39,230	—
Affiliated Exchange-Traded Fund	2,269	2,269	—	—
Money Market Mutual Fund	8,822	8,822	—	—
Securities Lending Collateral	1,489	1,489	—	—
Total Investments	$487,735	$12,580	$475,155	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—95.1%
Communication Services—10.8%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	$ 405	$ 119
Altice France S.A. 144A 5.125%, 7/15/29(1)	400	313
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	17	17
144A 4.750%, 3/1/30(1)	1,105	1,025
CMG Media Corp. 144A 8.875%, 6/18/29(1)	630	543
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	620	439
144A 11.750%, 1/31/29(1)	400	388
DIRECTV Financing LLC 144A 8.875%, 2/1/30(1)	280	267
Gray Media, Inc. 144A 7.000%, 5/15/27(1)	600	588
Hughes Satellite Systems Corp. 6.625%, 8/1/26	505	417
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	465	345
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	470	333
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	365	91
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(1)	55	54
Snap, Inc. 144A 6.875%, 3/1/33(1)	280	280
Telesat Canada 144A 6.500%, 10/15/27(1)	175	75
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	540	536
		5,830
Consumer Discretionary—8.3%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	420	411
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	340	308
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(1)	59	59
Carnival Corp. 144A 7.625%, 3/1/26(1)	615	615
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	290	292
Clarios Global LP
144A 8.500%, 5/15/27(1)	300	300
144A 6.750%, 2/15/30(1)	10	10
Great Canadian Gaming Corp. 144A 8.750%, 11/15/29(1)	95	96
	Par Value	Value

Consumer Discretionary—continued
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)	$ 410	$ 410
Newell Brands, Inc. 6.625%, 9/15/29	485	486
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	305	303
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	425	390
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(1)	375	375
Wayfair LLC 144A 7.250%, 10/31/29(1)	5	5
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	485	459
		4,519
Consumer Staples—4.0%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(1)	285	281
Coty, Inc. 144A 6.625%, 7/15/30(1)	330	338
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(1)(2)	220	220
Kronos Acquisition Holdings, Inc.
144A 8.250%, 6/30/31(1)	335	297
144A 10.750%, 6/30/32(1)	400	303
Post Holdings, Inc.
144A 6.250%, 2/15/32(1)	200	201
144A 6.375%, 3/1/33(1)	230	226
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	310	309
		2,175
Energy—18.7%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)	270	283
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	340	338
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	360	367
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	140	142
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	280	288
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)	270	250
CrownRock LP 144A 5.000%, 5/1/29(1)(2)	230	234
CVR Energy, Inc. 144A 8.500%, 1/15/29(1)	270	259
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	420	395
	Par Value	Value

Energy—continued
Enbridge, Inc. 8.500%, 1/15/84	$ 545	$ 600
Energy Transfer LP
Series G 7.125%(3)	160	162
Series H 6.500%(3)	495	494
EQM Midstream Partners LP 144A 6.375%, 4/1/29(1)	110	113
Expand Energy Corp. 144A 5.875%, 2/1/29(1)	165	165
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	320	282
Genesis Energy LP 8.875%, 4/15/30	390	405
Harbour Energy plc 144A 6.327%, 4/1/35(1)	230	229
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(1)	305	326
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	280	270
144A 6.000%, 2/1/31(1)	245	228
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(1)(4)	500	502
Kimmeridge Texas Gas LLC 144A 8.500%, 2/15/30(1)	205	205
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(1)	155	151
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	465	464
Mesquite Energy, Inc. 144A 7.250%, 7/15/25(1)(5)	115	2
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	530	523
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.500%, 3/1/55(1)	390	395
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	380	371
Transocean, Inc.
144A 8.250%, 5/15/29(1)	70	68
144A 8.750%, 2/15/30(1)	196	204
144A 8.500%, 5/15/31(1)	110	107
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	30	28
144A 4.125%, 8/15/31(1)	500	454
Venture Global LNG, Inc.
144A 9.000%(1)(3)	260	247
144A 9.875%, 2/1/32(1)	500	531
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Energy—continued
Viper Energy, Inc. 144A 7.375%, 11/1/31(1)	$ 55	$ 57
		10,139
Financials—20.1%
Acrisure LLC
144A 8.250%, 2/1/29(1)	165	170
144A 6.000%, 8/1/29(1)	450	431
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	695	521
Apollo Debt Solutions BDC 6.900%, 4/13/29	540	560
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(1)	415	375
Block, Inc. 144A 6.500%, 5/15/32(1)	205	207
Blue Owl Credit Income Corp. 6.650%, 3/15/31	536	547
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	375	360
Chobani Holdco II LLC 144A 8.750%, 10/1/29(1)	5	5
Citigroup, Inc. Series X 3.875% (3)	555	542
Clydesdale Acquisition Holdings, Inc. 144A 6.750%, 4/15/32(1)	15	15
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(1)(2)	250	261
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(1)	233	263
144A 6.750%, 3/15/54(1)	235	239
144A 7.950%, 10/15/54(1)	125	130
Grifols S.A. 144A 4.750%, 10/15/28(1)	340	314
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(1)	140	142
HUB International Ltd. 144A 7.375%, 1/31/32(1)	65	66
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(1)	190	191
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	485	472
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	555	531
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	425	401
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	600	578
	Par Value	Value

Financials—continued
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)	$ 660	$ 660
NatWest Group plc 6.475%, 6/1/34	555	578
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	100	101
OneMain Finance Corp. 7.125%, 11/15/31	530	533
Opal Bidco SAS 144A 6.500%, 3/31/32(1)	30	30
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	40	41
Reinsurance Group of America, Inc. 6.650%, 9/15/55	180	177
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(1)	390	316
UBS Group AG
144A 9.250%(1)(3)	395	451
144A 9.250%(1)(3)	80	87
Wells Fargo & Co. 6.850% (3)	575	597
		10,892
Health Care—4.0%
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)(2)	455	407
Community Health Systems, Inc.
144A 5.250%, 5/15/30(1)	260	215
144A 4.750%, 2/15/31(1)(2)	160	126
CVS Health Corp. 6.750%, 12/10/54	80	80
Insulet Corp. 144A 6.500%, 4/1/33(1)	30	31
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	260	274
144A 10.000%, 6/1/32(1)	155	148
Medline Borrower LP 144A 5.250%, 10/1/29(1)	565	542
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(1)	120	118
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(5)	256	—
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(1)	260	245
		2,186
Industrials—11.4%
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	540	536
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)	275	294
	Par Value	Value

Industrials—continued
Cimpress plc 144A 7.375%, 9/15/32(1)	$ 270	$ 248
Cornerstone Building Brands, Inc. 144A 9.500%, 8/15/29(1)	415	345
Fortress Transportation & Infrastructure Investors LLC
144A 7.000%, 5/1/31(1)	275	279
144A 7.000%, 6/15/32(1)	50	51
Garda World Security Corp. 144A 8.375%, 11/15/32(1)	275	270
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	430	424
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)	640	446
Icahn Enterprises LP
6.250%, 5/15/26	54	53
5.250%, 5/15/27	280	266
144A 10.000%, 11/15/29(1)	140	139
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	445	379
Quikrete Holdings, Inc. 144A 6.750%, 3/1/33(1)	60	60
Regal Rexnord Corp. 6.400%, 4/15/33	521	541
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	435	417
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	300	307
144A 6.625%, 3/1/32(1)	205	208
United Rentals North America, Inc. 3.750%, 1/15/32	404	357
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)(2)	547	541
		6,161
Information Technology—3.4%
Amentum Holdings, Inc. 144A 7.250%, 8/1/32(1)	60	59
Boost Newco Borrower LLC 144A 7.500%, 1/15/31(1)	352	366
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	130	129
144A 6.500%, 10/15/28(1)	340	334
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(1)	170	169
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	35	35
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	230	237
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Viasat, Inc. 144A 5.625%, 9/15/25(1)	$ 535	$ 531
		1,860
Materials—8.1%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	568	315
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	605	597
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	620	606
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	400	398
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	355	367
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	475	458
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	245	231
Sealed Air Corp. 144A 6.500%, 7/15/32(1)	125	126
Taseko Mines Ltd. 144A 8.250%, 5/1/30(1)	345	352
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	395	393
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	234	241
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	373	321
		4,405
Real Estate—0.1%
Iron Mountain, Inc. 144A 6.250%, 1/15/33(1)	65	64
Utilities—6.2%
AES Corp. (The) 7.600%, 1/15/55	250	252
Alexander Funding Trust II 144A 7.467%, 7/31/28(1)	285	303
American Electric Power Co., Inc. 6.950%, 12/15/54	530	541
Dominion Energy, Inc. Series B 7.000%, 6/1/54	260	273
Entergy Corp. 7.125%, 12/1/54	270	273
Ferrellgas LP
144A 5.375%, 4/1/26(1)	305	302
144A 5.875%, 4/1/29(1)	175	159
Lightning Power LLC 144A 7.250%, 8/15/32(1)	20	21
	Par Value	Value

Utilities—continued
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	$ 60	$ 61
144A 8.375%, 2/15/32(1)	355	356
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	235	253
Vistra Corp. 144A 8.000% (1)(3)	278	285
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	275	280
		3,359
Total Corporate Bonds and Notes (Identified Cost $52,659)		51,590

Leveraged Loans—1.1%
Forest Prod / Containers—0.5%
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.975%) 9.227%, 2/12/26(6)	300	271
Health Care—0.0%
Lannett Co., Inc. First Lien (3 month Term SOFR + 2.000%) 2.000%, 6/16/30(5)(6)	18	5
Information Technology—0.3%
Infinite Bidco LLC Second Lien (3 month Term SOFR + 7.262%) 11.552%, 3/2/29(6)	175	151
Manufacturing—0.3%
Arcline FM Holdings LLC 2024 (3 month Term SOFR + 4.500%) 8.803%, 6/23/28(6)	145	144
Total Leveraged Loans (Identified Cost $615)		571

	Shares
Preferred Stock—0.4%
Financials—0.4%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250(7)	242
Total Preferred Stock (Identified Cost $250)		242

Common Stocks—0.2%
Consumer Discretionary—0.0%
ESC NMG Parent LLC(5)(8)	116	—
	Shares	Value

Consumer Discretionary—continued
MYT Holding LLC Class B(5)(8)	33,144	$ 9
		9
Energy—0.1%
Talos Energy, Inc.(8)	2,973	29
Health Care—0.1%
Endo GUC Trust Class A(5)(8)	3,813	—
Endo, Inc.(8)	2,542	61
Envision Healthcare Corp.(8)	720	8
Lannett Co., Inc.(5)(8)	2,911	—
		69
Total Common Stocks (Identified Cost $252)		107
Total Long-Term Investments—96.8% (Identified Cost $53,776)		52,510

Securities Lending Collateral—2.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.226%)(9)(10)	1,610,673	1,611
Total Securities Lending Collateral (Identified Cost $1,611)		1,611
TOTAL INVESTMENTS—99.7% (Identified Cost $55,387)		$54,121
Other assets and liabilities, net—0.3%		140
NET ASSETS—100.0%		$54,261

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $42,687 or 78.7% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Variable rate security. Rate disclosed is as of March 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(7)	Value shown as par value.
(8)	Non-income producing.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	82%
Canada	6
United Kingdom	2
Australia	1
Luxembourg	1
Jersey	1
Panama	1
Other	6
Total	100%
† % of total investments as of March 31, 2025.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$51,590	$—	$51,588	$2
Leveraged Loans	571	—	566	5
Equity Securities:
Preferred Stock	242	—	242	—
Common Stocks	107	90	8	9(1)
Securities Lending Collateral	1,611	1,611	—	—
Total Investments	$54,121	$1,701	$52,404	$16

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2025.
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.7%
U.S. Treasury Notes
5.000%, 8/31/25	$ 6,390	$ 6,408
4.625%, 6/30/26	10,590	10,669
4.000%, 7/31/29	9,735	9,760
Total U.S. Government Securities (Identified Cost $26,702)		26,837

Foreign Government Securities—0.6%
Dominican Republic 144A 5.500%, 2/22/29(1)	765	754
Republic of Guatemala 144A 6.600%, 6/13/36(1)	80	81
Republic of Philippines
4.375%, 3/5/30	140	138
4.750%, 3/5/35	140	136
Republic of South Africa 5.875%, 9/16/25	265	265
Romania Government International Bond
144A 5.875%, 1/30/29(1)	1,005	998
144A 7.125%, 1/17/33(1)	485	493
United Mexican States 6.875%, 5/13/37	180	184
Total Foreign Government Securities (Identified Cost $3,104)		3,049

Mortgage-Backed Securities—26.2%
Agency—4.4%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	2,699	2,776
Pool #SD3238 5.500%, 12/1/52	1,094	1,095
Pool #SD8309 6.000%, 3/1/53	3,265	3,321
Pool #SD8350 6.000%, 8/1/53	1,756	1,784
Federal National Mortgage Association
Pool #AC3654 5.000%, 10/1/39	53	53
Pool #AD3841 4.500%, 4/1/40	16	16
Pool #AD6058 4.000%, 8/1/25	—(2)	—(2)
Pool #AL7532 3.000%, 11/1/27	53	52
Pool #AO5149 3.000%, 6/1/27	17	16
Pool #AS5730 3.000%, 9/1/30	204	198
Pool #FS4438 5.000%, 11/1/52	1,979	1,946
Pool #FS8791 6.000%, 8/1/54	2,041	2,083
	Par Value	Value

Agency—continued
Pool #MA0908 4.000%, 11/1/31	$ 62	$ 61
Pool #MA3663 3.500%, 5/1/49	148	135
Pool #MA4805 4.500%, 11/1/52	2,024	1,940
Pool #MA5072 5.500%, 7/1/53	1,885	1,885
Pool #MA5139 6.000%, 9/1/53	3,632	3,689
		21,050
Non-Agency—21.8%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(1)(3)	323	307
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(1)	161	161
AMSR Trust 2021-SFR2, C 144A 1.877%, 8/17/38(1)	1,010	967
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(1)(3)	530	502
2020-R1, A2 144A 1.247%, 4/25/53(1)(3)	341	324
2021-8, A1 144A 1.820%, 11/25/66(1)(3)	1,848	1,637
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	640	622
2020-1, A1B 144A 2.100%, 3/25/55(1)	615	587
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 5.239%, 3/15/37(1)(3)	1,160	1,099
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 5.617%, 7/15/37(1)(3)	1,350	1,334
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 6.217%, 4/15/37(1)(3)	1,525	1,525
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(3)	215	209
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.711%, 3/15/41(1)(3)	1,081	1,083
	Par Value	Value

Non-Agency—continued
BX Trust
2019-OC11, A 144A 3.202%, 12/9/41(1)	$ 460	$ 425
2019-OC11, B 144A 3.605%, 12/9/41(1)	951	882
2019-OC11, D 144A 3.944%, 12/9/41(1)(3)	860	788
2022-CLS, A 144A 5.760%, 10/13/27(1)	1,721	1,741
2025-ROIC, C (1 month Term SOFR + 1.543%, Cap N/A, Floor 1.543%) 144A 5.862%, 3/15/30(1)(3)	895	889
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 6.939%, 9/15/38(1)(3)	825	827
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(3)	161	148
2016-SH2, M2 144A 3.749%, 12/25/45(1)(3)	296	274
Citigroup Mortgage Loan Trust, Inc.
2019-RP1, A1 144A 3.500%, 1/25/66(1)(3)	817	794
2025-INV1, A2 144A 6.000%, 1/25/55(1)(3)	795	803
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, 2/25/67(1)(3)	1,260	1,217
2022-4, A1 144A 4.301%, 3/25/67(1)(3)	508	502
2023-3, A1 144A 7.180%, 9/25/68(1)(3)	887	899
2023-4, A1 144A 7.163%, 10/25/68(1)(3)	808	820
2024-5, A1 144A 5.123%, 8/25/69(1)(3)	1,030	1,024
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(1)	1,590	1,574
2015-CR24, AM 4.028%, 8/10/48(3)	1,050	1,042
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(1)(3)	1,600	1,551
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(3)	3,413	3,052
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(3)	80	72
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(3)	128	121
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2020-2, A1 144A 1.178%, 10/25/65(1)(3)	$ 1,080	$ 1,008
2021-1, A2 144A 1.003%, 2/25/66(1)(3)	379	328
ELM Trust 2024-ELM, A10 144A 5.414%, 6/10/39(1)(3)	907	919
Fashion Show Mall LLC 2024-SHOW, A 144A 4.764%, 10/10/41(1)(3)	895	895
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(1)	540	519
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(1)(3)	32	29
2019-2, A52 144A 3.500%, 6/25/59(1)(3)	277	251
GCAT Trust
2020-NQM1, A1 144A 3.247%, 1/25/60(1)(3)	1,404	1,374
2021-NQM6, A1 144A 1.855%, 8/25/66(1)(3)	849	765
2023-NQM2, A1 144A 5.837%, 11/25/67(1)(3)	944	944
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(3)	1,426	1,306
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(3)	1,481	1,488
Hudson Yards Mortgage Trust 2025-SPRL, A 144A 5.467%, 1/13/40(1)(3)	1,720	1,750
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.451%, 1/25/63(1)(3)	753	734
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(1)(3)	90	85
2015-1, AM1 144A 5.649%, 12/25/44(1)(3)	24	24
2015-5, A2 144A 5.866%, 5/25/45(1)(3)	130	129
2017-3, 2A2 144A 2.500%, 8/25/47(1)(3)	146	128
2017-5, A1 144A 5.011%, 10/26/48(1)(3)	97	98
2024-CES1, A1A 144A 5.919%, 6/25/54(1)(3)	730	732
2025-CES1, A1 144A 5.666%, 5/25/55(1)(3)	872	876
2025-CES2, A1 144A 5.592%, 6/25/55(1)(4)	1,100	1,101
LHOME Mortgage Trust
2022-RTL3, A1 144A 8.150%, 11/25/27(1)(3)	554	558
	Par Value	Value

Non-Agency—continued
2024-RTL1, A1 144A 7.017%, 1/25/29(1)(3)	$ 500	$ 505
MetLife Securitization Trust
2018-1A, A 144A 3.750%, 3/25/57(1)(3)	1,327	1,278
2019-1A, A1A 144A 3.750%, 4/25/58(1)(3)	1,439	1,411
MFA Trust
2024-NQM2, A1 144A 5.272%, 8/25/69(1)(3)	1,123	1,118
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(3)	455	427
2021-INV1, A1 144A 0.852%, 1/25/56(1)(3)	323	310
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(3)	1,064	1,045
2019-GS2, A1 144A 2.750%, 8/25/59(1)(3)	1,256	1,208
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(3)	366	348
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	775	810
Morgan Stanley Residential Mortgage Loan Trust
2014-1A, B2 144A 5.887%, 6/25/44(1)(3)	93	93
2024-INV4, A1 144A 6.000%, 9/25/54(1)(3)	528	531
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(3)	354	342
2015-2A, A1 144A 3.750%, 8/25/55(1)(3)	372	359
2016-3A, A1 144A 3.750%, 9/25/56(1)(3)	224	214
2016-4A, A1 144A 3.750%, 11/25/56(1)(3)	917	874
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	601	583
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(3)	851	816
2016-2A, A1 144A 3.750%, 11/26/35(1)(3)	485	466
2018-1A, A1A 144A 4.000%, 12/25/57(1)(3)	1,480	1,435
NYMT Loan Trust 2022-CP1, A1 144A 2.042%, 7/25/61(1)	1,665	1,538
OBX Trust
2023-NQM10, A1 144A 6.465%, 10/25/63(1)(3)	366	370
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(3)	548	554
2023-NQM9, A1 144A 7.159%, 10/25/63(1)(3)	1,955	1,992
2024-HYB1, A1 144A 3.646%, 3/25/53(1)(3)	910	892
	Par Value	Value

Non-Agency—continued
2024-HYB2, A1 144A 3.665%, 4/25/53(1)(3)	$ 887	$ 876
2024-NQM1, A1 144A 5.928%, 11/25/63(1)(3)	377	378
2024-NQM3, A1 144A 6.129%, 12/25/63(1)(3)	807	813
2025-NQM4, A1 144A 5.400%, 2/25/55(1)(3)	1,036	1,033
2018-1, A2 (1 month Term SOFR + 0.764%) 144A 5.085%, 6/25/57(1)(3)	69	67
PMT Loan Trust 2024-INV2, A1 144A 6.000%, 12/25/59(1)(3)	766	772
PRET Trust 2025-NPL1, A1 144A 6.063%, 2/25/55(1)(3)	659	661
Progress Residential Trust
2021-SFR3, C 144A 2.088%, 5/17/26(1)	500	486
2021-SFR3, D 144A 2.288%, 5/17/26(1)	1,010	982
Provident Funding Mortgage Trust 2025-1, A3 144A 5.500%, 2/25/55(1)(3)	616	615
RCKT Mortgage Trust
2023-CES2, A1A 144A 6.808%, 9/25/43(1)(3)	509	514
2024-CES8, A1A 144A 5.490%, 11/25/44(1)(3)	686	686
2024-CES9, A1A 144A 5.582%, 12/25/44(1)(3)	944	947
Residential Mortgage Loan Trust 2020-1, A1 144A 2.376%, 1/26/60(1)(3)	574	566
RFR Trust 2025-SGRM, A 144A 5.562%, 3/11/41(1)(3)	1,150	1,158
RIDE 2025-SHRE, B 144A 5.438%, 2/14/47(1)(3)	900	905
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(1)	1,155	1,164
2024-CNTR, C 144A 6.471%, 11/13/41(1)	465	480
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(1)(3)	54	52
2021-3, A1 144A 1.127%, 6/25/56(1)(3)	890	768
THPT Mortgage Trust 2023-THL, A 144A 6.994%, 12/10/34(1)(3)	1,416	1,444
Towd Point Mortgage Trust
2016-2, M2 144A 3.000%, 8/25/55(1)(3)	3,370	3,196
2017-1, A2 144A 3.500%, 10/25/56(1)(3)	1,183	1,171
2018-2, A2 144A 3.500%, 3/25/58(1)(3)	1,565	1,503
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-3, A1 144A 3.750%, 5/25/58(1)(3)	$ 1,418	$ 1,384
2018-6, A1A 144A 3.750%, 3/25/58(1)(3)	530	523
2019-1, A1 144A 3.750%, 3/25/58(1)(3)	218	210
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 6.035%, 5/25/58(1)(3)	1,450	1,458
2024-1, A1 144A 4.780%, 3/25/64(1)(3)	828	836
2017-6, A2 144A 3.000%, 10/25/57(1)(3)	1,170	1,100
Verus Securitization Trust
2022-7, A1 144A 5.152%, 7/25/67(1)(3)	2,389	2,378
2023-1, A1 144A 5.850%, 12/25/67(1)(3)	786	785
2023-8, A1 144A 6.259%, 12/25/68(1)(3)	666	671
2024-3, A1 144A 6.338%, 4/25/69(1)(3)	1,282	1,298
2020-1, A1 144A 3.417%, 1/25/60(1)(3)	2,253	2,206
2020-4, A1 144A 2.502%, 5/25/65(1)(3)	304	296
2021-R1, A1 144A 0.820%, 10/25/63(1)(3)	487	468
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(3)	863	843
2021-1R, A1 144A 1.280%, 5/25/56(1)	974	897
Wells Fargo Commercial Mortgage Trust 2015-P2, A3 3.541%, 12/15/48	1,322	1,313
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(3)	237	202
		103,467
Total Mortgage-Backed Securities (Identified Cost $126,399)		124,517

Asset-Backed Securities—33.5%
Automobiles—16.8%
ACM Auto Trust 2024-2A, A 144A 6.060%, 2/20/29(1)	659	660
American Credit Acceptance Receivables Trust
2022-1, E 144A 3.640%, 3/13/28(1)	1,090	1,084
2024-4, C 144A 4.910%, 8/12/31(1)	1,080	1,079
	Par Value	Value

Automobiles—continued
2025-1, C 144A 5.090%, 8/12/31(1)	$ 1,320	$ 1,325
American Heritage Auto Receivables Trust 2024-1A, A3 144A 4.900%, 9/17/29(1)	1,060	1,067
Arivo Acceptance Auto Loan Receivables Trust
2022-2A, A 144A 6.900%, 1/16/29(1)	255	258
2024-1A, B 144A 6.870%, 6/17/30(1)	1,169	1,202
Avid Automobile Receivables Trust 2021-1, D 144A 1.990%, 4/17/28(1)	81	81
Avis Budget Rental Car Funding LLC
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	400	393
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(1)	1,750	1,685
(AESOP) 2021-1A, D 144A 4.080%, 2/20/28(1)	1,185	1,122
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	1,181	1,196
Bridgecrest Lending Auto Securitization Trust 2025-1, C 5.150%, 12/17/29	955	964
Carvana Auto Receivables Trust
2020-P1, B 0.920%, 11/9/26	1,253	1,246
2021-N1, C 1.300%, 1/10/28	203	197
2021-N2, C 1.070%, 3/10/28	267	258
2021-N3, D 1.580%, 6/12/28	293	282
2022-N1, C 144A 3.320%, 12/11/28(1)	258	254
2022-N1, D 144A 4.130%, 12/11/28(1)	282	279
2023-N1, C 144A 5.920%, 7/10/29(1)	1,109	1,122
2023-N4, C 144A 6.590%, 2/11/30(1)	1,005	1,038
2024-N1, B 144A 5.630%, 5/10/30(1)	1,330	1,345
2024-N2, A3 144A 5.710%, 7/10/28(1)	1,060	1,072
CIG Auto Receivables Trust 2021-1A, D 144A 2.110%, 4/12/27(1)	724	721
	Par Value	Value

Automobiles—continued
Consumer Portfolio Services Auto Trust 2025-A, C 144A 5.250%, 4/15/31(1)	$ 1,000	$ 1,002
CPS Auto Receivables Trust
2023-D, C 144A 7.170%, 1/15/30(1)	972	995
2024-A, C 144A 5.740%, 4/15/30(1)	990	1,000
2024-C, C 144A 5.760%, 10/15/30(1)	1,045	1,060
Credit Acceptance Auto Loan Trust
2023-2A, A 144A 5.920%, 5/16/33(1)	920	925
2024-1A, A 144A 5.680%, 3/15/34(1)	800	810
Drive Auto Receivables Trust 2024-1, C 5.430%, 11/17/31	1,035	1,051
DT Auto Owner Trust
2023-1A, B 144A 5.190%, 10/16/28(1)	718	718
2023-3A, C 144A 6.400%, 5/15/29(1)	1,095	1,116
Exeter Automobile Receivables Trust
2020-3A, E 144A 3.440%, 8/17/26(1)	1,149	1,145
2022-3A, C 5.300%, 9/15/27	648	649
2023-2A, B 5.610%, 9/15/27	462	463
2023-5A, B 6.580%, 4/17/28	997	1,006
2024-5A, B 4.480%, 4/16/29	1,085	1,082
FHF Issuer Trust
2024-1A, A2 144A 5.690%, 2/15/30(1)	931	941
2024-1A, B 144A 6.260%, 3/15/30(1)	1,000	1,032
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	463	468
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(1)	22	22
2021-2A, C 144A 1.470%, 11/15/27(1)	1,845	1,817
Flagship Credit Auto Trust 2024-3, B 144A 5.350%, 7/16/29(1)	1,070	1,079
Foursight Capital Automobile Receivables Trust
2022-1, B 144A 2.150%, 5/17/27(1)	625	624
2023-1, A3 144A 5.390%, 12/15/27(1)	752	753
2023-2, A2 144A 5.990%, 5/15/28(1)	337	339
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Automobiles—continued
GLS Auto Receivables Issuer Trust
2021-3A, E 144A 3.200%, 10/16/28(1)	$ 1,180	$ 1,152
2022-2A, C 144A 5.300%, 4/17/28(1)	1,059	1,059
2022-2A, D 144A 6.150%, 4/17/28(1)	1,775	1,796
2025-1A, D 144A 5.610%, 11/15/30(1)	1,150	1,165
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(1)	1,315	1,346
2023-2A, A3 144A 6.380%, 2/15/29(1)	805	826
2024-3A, B 144A 5.640%, 8/15/30(1)	840	863
2025-1A, B 144A 5.040%, 2/15/31(1)	1,825	1,837
GM Financial Consumer Automobile Receivables Trust 2023-4, A2A 5.890%, 11/16/26	277	278
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(1)	567	574
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	2,000	1,988
2022-1A, A 144A 5.210%, 6/15/27(1)	434	434
2023-2A, D 144A 6.300%, 2/15/31(1)	825	837
2023-3A, D 144A 6.920%, 12/16/30(1)	1,000	1,033
2023-4A, C 144A 6.760%, 3/15/29(1)	1,023	1,054
2024-3A, C 144A 4.930%, 3/15/30(1)	1,295	1,284
2025-1A, C 144A 5.110%, 7/15/30(1)	1,370	1,377
2025-1A, D 144A 5.520%, 5/17/32(1)	1,225	1,228
Lendbuzz Auto Receivables Trust 0.000%, 6/17/30(3)(4)	1,180	1,180
Lendbuzz Securitization Trust
2024-1A, A2 144A 6.190%, 8/15/29(1)	661	668
2024-2A, A2 144A 5.990%, 5/15/29(1)	1,024	1,034
2024-3A, A2 144A 4.970%, 10/15/29(1)	1,062	1,063
2025-1A, A2 144A 5.100%, 10/15/30(1)	1,000	1,001
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(1)	565	570
	Par Value	Value

Automobiles—continued
OCCU Auto Receivables Trust 2023-1A, A2 144A 6.230%, 4/15/27(1)	$ 257	$ 257
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(1)	1,210	1,208
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(1)	1,100	1,109
Prestige Auto Receivables Trust
2023-2A, B 144A 6.640%, 12/15/27(1)	1,001	1,012
2024-2A, C 144A 4.730%, 10/15/29(1)	1,080	1,075
SAFCO Auto Receivables Trust 2024-1A, B 144A 6.310%, 11/20/28(1)	995	1,003
Santander Consumer Auto Receivables Trust 2021-AA, C 144A 1.030%, 11/16/26(1)	523	520
Santander Drive Auto Receivables Trust 2022-5, C 4.740%, 10/16/28	1,155	1,154
SBNA Auto Receivables Trust 2024-A, C 144A 5.590%, 1/15/30(1)	722	734
United Auto Credit Securitization Trust 2022-2, D 144A 6.840%, 1/10/28(1)	861	861
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(1)	1,743	1,729
2023-1A, C 144A 5.740%, 8/15/28(1)	1,100	1,109
2024-1A, B 144A 5.550%, 11/15/27(1)	1,182	1,190
2024-2A, B 144A 5.620%, 3/15/30(1)	1,000	1,014
		79,649
Collateralized Loan Obligation—0.3%
GoldenTree Loan Management U.S. CLO 9 Ltd. 2021-9A, AR (3 month Term SOFR + 1.500%, Cap N/A, Floor 1.500%) 144A 5.793%, 4/20/37(1)(3)	1,300	1,303
Consumer Loans—2.2%
ACHV ABS Trust
2024-1PL, A 144A 5.900%, 4/25/31(1)	386	389
2025-1PL, B 144A 5.040%, 4/26/32(1)	1,170	1,168
	Par Value	Value

Consumer Loans—continued
Marlette Funding Trust
2023-2A, B 144A 6.540%, 6/15/33(1)	$ 603	$ 606
2024-1A, B 144A 6.070%, 7/17/34(1)	1,045	1,057
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(1)	850	855
Oportun Issuance Trust
2021-C, A 144A 2.180%, 10/8/31(1)	1,429	1,395
2024-1A, A 144A 6.334%, 4/8/31(1)	115	115
2025-A, A 144A 5.010%, 2/8/33(1)	1,100	1,100
Reach ABS Trust
2023-1A, B 144A 7.330%, 2/18/31(1)	896	901
2024-1A, B 144A 6.290%, 2/18/31(1)	1,205	1,222
2025-1A, A 144A 4.960%, 8/16/32(1)	1,136	1,136
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(1)	270	268
		10,212
Credit Card—0.6%
Discover Card Execution Note Trust 2023-A2, A 4.930%, 6/15/28	1,890	1,903
Mission Lane Credit Card Master Trust 2023-B, A 144A 7.690%, 11/15/28(1)	1,085	1,089
		2,992
Equipment—0.7%
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(1)	1,279	1,181
Post Road Equipment Finance 2022-1A, B 144A 5.150%, 1/16/29(1)	1,210	1,208
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(1)	966	971
		3,360
Other—12.9%
Affirm Asset Securitization Trust
2024-B, A 144A 4.620%, 9/15/29(1)	1,080	1,078
2024-X2, A 144A 5.220%, 12/17/29(1)	759	758
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Other—continued
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(1)	$ 707	$ 715
Aqua Finance Trust
2019-A, A 144A 3.140%, 7/16/40(1)	194	186
2019-A, C 144A 4.010%, 7/16/40(1)	1,138	1,090
2024-A, B 144A 5.060%, 4/18/50(1)	1,080	1,058
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(1)	1,435	1,487
BHG Securitization Trust
2021-B, B 144A 1.670%, 10/17/34(1)	1,419	1,384
2023-B, A 144A 6.920%, 12/17/36(1)	504	524
Business Jet Securities LLC 2024-2A, A 144A 5.364%, 9/15/39(1)	1,028	1,021
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(1)	349	331
Castlelake Aircraft Structured Trust 2025-1A, A 144A 5.783%, 2/15/50(1)	1,326	1,334
CCG Receivables Trust
2023-1, A2 144A 5.820%, 9/16/30(1)	188	189
2024-1, B 144A 5.080%, 3/15/32(1)	1,250	1,257
2025-1, C 144A 4.890%, 10/14/32(1)	1,165	1,168
CoreVest American Finance Trust 2018-1, D 144A 4.920%, 6/15/51(1)	1,039	1,029
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(1)	321	323
2023-2, B 144A 6.410%, 5/15/34(1)	1,000	1,018
2025-1, B 144A 4.980%, 8/15/35(1)	1,170	1,173
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(1)	349	344
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(1)	578	595
Five Guys Holdings, Inc. 2023-1A, A2 144A 7.549%, 1/26/54(1)	1,307	1,355
Foundation Finance Trust
2023-2A, A 144A 6.530%, 6/15/49(1)	611	637
2024-2A, A 144A 4.600%, 3/15/50(1)	887	885
	Par Value	Value

Other—continued
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(1)	$ 935	$ 857
GreenSky Home Improvement Issuer Trust 2024-2, A2 144A 5.250%, 10/27/59(1)	743	746
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	1,877	1,786
Hilton Grand Vacations Trust
2018-AA, A 144A 3.540%, 2/25/32(1)	111	110
2024-2A, A 144A 5.500%, 3/25/38(1)	613	624
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	562	546
HINNT LLC
2024-A, A 144A 5.490%, 3/15/43(1)	1,203	1,224
2025-A, B 144A 5.450%, 3/15/44(1)	1,180	1,186
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(1)	1,000	989
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(1)	648	626
2021-1WA, B 144A 1.440%, 1/22/41(1)	312	294
2024-1A, A 144A 5.320%, 2/20/43(1)	928	940
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	131	131
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	1,906	1,826
NMEF Funding LLC
2022-A, B 144A 3.350%, 10/16/28(1)	513	511
2023-A, B 144A 6.830%, 6/17/30(1)	1,000	1,027
2024-A, A2 144A 5.150%, 12/15/31(1)	931	933
2025-A, B 144A 5.180%, 7/15/32(1)	1,160	1,160
Octane Receivables Trust
2023-1A, C 144A 6.370%, 9/20/29(1)	1,450	1,476
2023-3A, B 144A 6.480%, 7/20/29(1)	1,179	1,203
2024-1A, B 144A 5.660%, 5/20/30(1)	1,045	1,059
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(1)	1,241	1,251
PEAC Solutions Receivables LLC
2024-1A, B 144A 5.790%, 11/20/30(1)	1,050	1,077
	Par Value	Value

Other—continued
2025-1A, C 144A 5.490%, 7/20/32(1)	$ 800	$ 804
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(1)	1,045	1,055
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	609	623
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(1)	1,290	1,305
RCKT Mortgage Trust
2023-CES3, A1A 144A 7.113%, 11/25/43(1)(3)	1,675	1,703
2024-CES3, A1A 144A 6.591%, 5/25/44(1)(3)	908	920
Regional Management Issuance Trust 2024-2, A 144A 5.110%, 12/15/33(1)	1,065	1,070
Sierra Timeshare Receivables Funding LLC
2020-2A, B 144A 2.320%, 7/20/37(1)	253	252
2023-2A, B 144A 6.280%, 4/20/40(1)	378	387
2024-2A, A 144A 5.140%, 6/20/41(1)	605	612
SoFi Consumer Loan Program Trust 2025-1, A 144A 4.800%, 2/27/34(1)	1,160	1,161
STAR Trust 2025-SFR5, A (1 month Term SOFR + 1.450%, Cap N/A, Floor 1.450%) 144A 5.770%, 2/17/42(1)(3)	660	662
Subway Funding LLC 2024-1A, A2II 144A 6.268%, 7/30/54(1)	1,047	1,063
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(1)	1,355	1,348
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	1,078	1,077
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(1)	692	706
Towd Point Mortgage Trust 2024-CES1, A1A 144A 5.848%, 1/25/64(1)(3)	340	341
Upgrade Receivables Trust 2024-1A, B 144A 5.770%, 2/18/31(1)	880	885
Verizon Master Trust 2024-1, A1A 5.000%, 12/20/28	1,265	1,269
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Other—continued
Westgate Resorts LLC 2022-1A, B 144A 2.288%, 8/20/36(1)	$ 374	$ 369
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	1,279	1,169
		61,302
Student Loan—0.0%
Commonbond Student Loan Trust 2017-AGS, A1 144A 2.550%, 5/25/41(1)	60	57
Total Asset-Backed Securities (Identified Cost $158,767)		158,875

Corporate Bonds and Notes—23.6%
Communication Services—0.4%
CCO Holdings LLC 144A 6.375%, 9/1/29(1)	616	614
Sprint Capital Corp. 6.875%, 11/15/28	665	710
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	315	313
		1,637
Consumer Discretionary—0.9%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	800	783
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	1,600	1,584
Clarios Global LP 144A 6.750%, 2/15/30(1)	20	20
Ford Motor Credit Co. LLC
7.350%, 11/4/27	525	544
6.054%, 11/5/31	90	88
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	1,155	1,100
		4,119
Consumer Staples—0.9%
BAT Capital Corp. 2.259%, 3/25/28	785	733
Coty, Inc. 144A 6.625%, 7/15/30(1)	615	630
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(1)	720	638
Mars, Inc. 144A 4.800%, 3/1/30(1)	640	644
Philip Morris International, Inc. 4.625%, 11/1/29	1,045	1,048
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	365	359
		4,052

	Par Value	Value

Energy—2.1%
Adnoc Murban Rsc Ltd. 144A 4.250%, 9/11/29(1)	$ 90	$ 88
BP Capital Markets plc 4.875% (5)	1,115	1,067
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	290	294
Civitas Resources, Inc. 144A 8.375%, 7/1/28(1)	325	336
Enbridge, Inc. 7.375%, 1/15/83(6)	785	798
Energy Transfer LP
8.000%, 5/15/54	115	121
Series G 7.125%(5)	325	329
EQM Midstream Partners LP 144A 7.500%, 6/1/27(1)	5	5
HF Sinclair Corp. 5.750%, 1/15/31(6)	895	906
Korea National Oil Corp. 144A 4.875%, 4/3/28(1)(6)	200	202
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	860	848
NGPL PipeCo LLC 144A 4.875%, 8/15/27(1)	954	952
Occidental Petroleum Corp. 5.200%, 8/1/29	1,055	1,054
Petroleos Mexicanos 6.500%, 3/13/27	1,215	1,183
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.625%, 3/1/55(1)	830	842
Venture Global Calcasieu Pass LLC 144A 4.125%, 8/15/31(1)	960	872
Viper Energy, Inc. 144A 7.375%, 11/1/31(1)	90	94
		9,991
Financials—11.1%
AerCap Ireland Capital DAC
6.450%, 4/15/27	243	251
6.950%, 3/10/55	411	421
6.500%, 1/31/56	475	471
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 7.523%, 8/15/53(3)	795	796
Ally Financial, Inc. 5.543%, 1/17/31	830	826
American Express Co.
5.085%, 1/30/31	360	365
(SOFR + 0.750%) 5.110%, 4/23/27(3)(6)	415	416
(SOFR + 0.930%) 5.291%, 7/26/28(3)	86	87
Avolon Holdings Funding Ltd.
144A 2.528%, 11/18/27(1)	155	145
	Par Value	Value

Financials—continued
144A 5.750%, 11/15/29(1)	$ 775	$ 789
144A 5.375%, 5/30/30(1)	235	235
Bank of America Corp.
1.734%, 7/22/27	1,175	1,133
2.551%, 2/4/28	719	694
Bank of New York Mellon Corp. (The) Series G 4.700% (5)	1,144	1,137
Barclays plc
7.325%, 11/2/26	370	375
7.385%, 11/2/28	360	382
Blackstone Private Credit Fund
2.625%, 12/15/26	169	162
5.950%, 7/16/29	510	515
Block, Inc. 144A 6.500%, 5/15/32(1)	730	737
BPCE S.A. 144A 5.975%, 1/18/27(1)	610	615
Charles Schwab Corp. (The)
Series G 5.375%(5)	275	274
Series H 4.000%(5)	830	736
Citigroup, Inc.
(3 month Term SOFR + 1.512%) 5.809%, 7/1/26(3)	1,080	1,081
(SOFR + 1.280%) 5.639%, 2/24/28(3)	962	972
Series X 3.875%(5)	1,110	1,084
Citizens Bank N.A. 2.250%, 4/28/25	380	379
Citizens Financial Group, Inc. 5.841%, 1/23/30	427	439
Corebridge Financial, Inc. 6.875%, 12/15/52	939	960
Deutsche Bank AG
2.311%, 11/16/27	165	159
6.819%, 11/20/29	150	159
4.999%, 9/11/30	430	428
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	1,430	1,402
F&G Annuities & Life, Inc. 6.500%, 6/4/29	835	850
Fifth Third Bancorp
4.055%, 4/25/28	255	252
4.895%, 9/6/30	638	636
Foundry JV Holdco LLC 144A 5.900%, 1/25/30(1)	415	430
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(1)	195	202
Goldman Sachs Group, Inc. (The)
(3 month Term SOFR + 1.432%) 5.755%, 5/15/26(3)	475	476
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
(3 month Term SOFR + 2.012%) 6.311%, 10/28/27(3)	$ 1,750	$ 1,785
HAT Holdings I LLC 144A 8.000%, 6/15/27(1)	1,090	1,128
Huntington Bancshares, Inc.
6.208%, 8/21/29	370	385
5.272%, 1/15/31	505	510
Imperial Brands Finance plc 144A 5.500%, 2/1/30(1)	830	849
JPMorgan Chase & Co.
1.578%, 4/22/27	520	504
(SOFR + 1.180%) 5.539%, 2/24/28(3)	1,500	1,515
KeyCorp 5.121%, 4/4/31	905	909
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	1,110	1,081
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	1,385	1,326
MetLife, Inc. Series G 3.850% (5)	635	628
Morgan Stanley
2.475%, 1/21/28	1,016	980
5.123%, 2/1/29	1,185	1,201
MSCI, Inc. 144A 3.625%, 9/1/30(1)	992	918
NextEra Energy Capital Holdings, Inc. 6.375%, 8/15/55	1,150	1,151
Northern Trust Corp. 3.375%, 5/8/32	695	671
PNC Financial Services Group, Inc. (The) 5.222%, 1/29/31	1,105	1,124
Prudential Financial, Inc. 5.375%, 5/15/45	965	962
RGA Global Funding
144A 5.448%, 5/24/29(1)	422	433
144A 5.250%, 1/9/30(1)	660	672
Rio Tinto Finance USA plc 5.000%, 3/14/32	490	492
Societe Generale S.A. 144A 5.634%, 1/19/30(1)(6)	560	570
South Bow USA Infrastructure Holdings LLC 144A 5.026%, 10/1/29(1)	780	774
State Street Corp.
5.751%, 11/4/26	438	441
5.684%, 11/21/29	435	452
Series I 6.700%(5)	390	400
Stellantis Finance U.S., Inc. 144A 5.350%, 3/17/28(1)	305	305
Synchrony Financial
4.875%, 6/13/25	200	200
3.700%, 8/4/26	304	299
	Par Value	Value

Financials—continued
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	$ 1,020	$ 992
Toronto-Dominion Bank (The) 8.125%, 10/31/82	870	900
Truist Bank 3.625%, 9/16/25	965	960
Truist Financial Corp. 7.161%, 10/30/29	610	657
U.S. Bancorp
5.046%, 2/12/31	675	681
4.967%, 7/22/33	490	472
UBS AG 5.650%, 9/11/28	600	620
UBS Group AG 144A 9.250% (1)(5)	395	429
Wells Fargo & Co.
6.850%(5)	425	441
3.526%, 3/24/28	700	686
6.303%, 10/23/29	730	768
Series U 5.875%(3)(5)(6)	635	634
Wrangler Holdco Corp. 144A 6.625%, 4/1/32(1)	275	280
		52,656
Health Care—1.6%
Community Health Systems, Inc. 144A 5.250%, 5/15/30(1)	905	747
CVS Health Corp. 7.000%, 3/10/55	375	378
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	1,060	951
HCA, Inc. 5.450%, 4/1/31	1,035	1,051
IQVIA, Inc.
5.700%, 5/15/28	750	764
6.250%, 2/1/29	435	453
Royalty Pharma plc 5.150%, 9/2/29	1,030	1,037
Smith & Nephew plc 2.032%, 10/14/30	1,265	1,092
Universal Health Services, Inc. 1.650%, 9/1/26	1,205	1,153
Viatris, Inc. 144A 2.300%, 6/22/27(1)	—(2)	—(2)
		7,626
Industrials—2.0%
Air Canada 144A 3.875%, 8/15/26(1)	895	875
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	1,078	1,074
Aviation Capital Group LLC
144A 5.375%, 7/15/29(1)	605	610
144A 6.375%, 7/15/30(1)	205	215
	Par Value	Value

Industrials—continued
Boeing Co. (The)
6.259%, 5/1/27	$ 320	$ 329
6.388%, 5/1/31	330	352
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	847	760
Builders FirstSource, Inc. 144A 4.250%, 2/1/32(1)	360	322
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	1,083	964
Hexcel Corp. 4.200%, 2/15/27	1,203	1,188
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	1,208	1,102
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(1)	95	96
Regal Rexnord Corp.
6.050%, 2/15/26	256	258
6.050%, 4/15/28	391	401
6.300%, 2/15/30	450	468
TransDigm, Inc. 144A 6.750%, 8/15/28(1)	400	406
		9,420
Information Technology—1.0%
AppLovin Corp. 5.125%, 12/1/29	830	833
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)	1,081	1,016
Broadcom, Inc. 4.350%, 2/15/30	1,080	1,064
Kyndryl Holdings, Inc. 2.700%, 10/15/28	692	643
Oracle Corp. 5.250%, 2/3/32	450	456
Vontier Corp. 2.400%, 4/1/28	825	761
		4,773
Materials—1.5%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	1,125	1,033
Bayport Polymers LLC 144A 4.743%, 4/14/27(1)	1,185	1,182
Berry Global, Inc. 5.800%, 6/15/31	1,005	1,044
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	615	607
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)(6)	455	471
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(1)	1,038	1,002
Smurfit Kappa Treasury ULC 144A 5.200%, 1/15/30(1)	789	802
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Materials—continued
Sonoco Products Co. 4.600%, 9/1/29	$ 1,145	$ 1,129
		7,270
Real Estate—0.4%
EPR Properties 4.950%, 4/15/28	735	728
Office Properties Income Trust 144A 9.000%, 9/30/29(1)	268	219
VICI Properties LP
144A 4.625%, 6/15/25(1)	170	170
144A 4.500%, 1/15/28(1)	265	262
144A 4.625%, 12/1/29(1)	720	698
		2,077
Utilities—1.7%
AES Corp. (The) 7.600%, 1/15/55	395	399
Algonquin Power & Utilities Corp. 5.365%, 6/15/26(7)	425	427
American Electric Power Co., Inc. 5.699%, 8/15/25	964	967
DPL, Inc. 4.125%, 7/1/25	147	146
Electricite de France S.A. 144A 5.700%, 5/23/28(1)	690	708
Entergy Corp. 7.125%, 12/1/54	835	845
Lightning Power LLC 144A 7.250%, 8/15/32(1)	30	31
National Grid plc 5.602%, 6/12/28	617	633
NiSource, Inc. 6.950%, 11/30/54	510	517
Puget Energy, Inc. 2.379%, 6/15/28	823	765
Southern California Edison Co. 5.450%, 6/1/31	670	679
Southern Co. (The) Series 21-A 3.750%, 9/15/51	1,640	1,594
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	455	464
		8,175
Total Corporate Bonds and Notes (Identified Cost $111,921)		111,796

Leveraged Loans—6.9%
Aerospace—0.3%
American Airlines, Inc. 0.000%, 4/20/28(3)(8)	325	321
	Par Value	Value

Aerospace—continued
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 8.043%, 10/20/27(3)	$ 204	$ 206
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.000%) 6.325%, 10/31/31(3)	480	478
Tranche B-2 (1 month Term SOFR + 2.000%) 6.325%, 10/31/31(3)	183	182
TransDigm, Inc. Tranche J (3 month Term SOFR + 2.500%) 6.799%, 2/28/31(3)	468	465
		1,652
Chemicals—0.1%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.575%, 2/18/30(3)	460	441
Consumer Non-Durables—0.0%
Energizer Holdings, Inc. 2025, Tranche B (1 month Term SOFR + 2.000%) 6.319%, 3/13/32(3)	200	200
Energy—0.6%
Epic Crude Services LP Tranche B (3 month Term SOFR + 3.000%) 7.302%, 10/15/31(3)	395	394
Freeport LNG Investments LLP 2025, Tranche B (3 month Term SOFR + 3.250%) 7.543%, 12/21/28(3)	390	385
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 6.302%, 10/4/30(3)	465	462
Hilcorp Energy I LP Tranche B (1 month Term SOFR + 2.000%) 6.322%, 2/5/30(3)	160	160
Hunterstown Generation LLC (3 month Term SOFR + 3.500%) 7.799%, 11/6/31(3)	562	563
Oryx Midstream Services Permian Basin LLC Tranche B (1 month Term SOFR + 2.250%) 6.569%, 10/5/28(3)	735	733
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(4)(9)(10)	1	—
	Par Value	Value

Energy—continued
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 6.549%, 3/3/31(3)	$ 214	$ 213
		2,910
Financials—0.6%
AL GCX Holdings LLC Tranche B (1 month Term SOFR + 2.000%) 6.325%, 1/30/32(3)	410	407
AmWINS Group, Inc. (1 month Term SOFR + 2.250%) 6.575%, 1/30/32(3)	469	465
Citadel Securities LP 2024 (1 month Term SOFR + 2.000%) 6.325%, 10/31/31(3)	1,363	1,361
Finco I LLC 2024 (1 month Term SOFR + 2.250%) 6.575%, 6/27/29(3)	123	123
HUB International Ltd. 2025 (3 month Term SOFR + 2.500%) 6.787%, 6/20/30(3)	453	451
		2,807
Food / Tobacco—0.3%
Froneri International Ltd. Tranche B-4 (3-6 month Term SOFR + 2.000%) 6.237%, 9/17/31(3)	740	735
JBT Marel Corp. (1 month Term SOFR + 2.250%) 6.575% - 6.675%, 1/2/32(3)	315	314
Red SPV LLC (3 month Term SOFR + 2.250%) 6.575%, 3/8/32(3)	360	357
		1,406
Forest Prod / Containers—0.1%
TricorBraun, Inc. 0.000%, 3/3/28(3)(8)	448	443
Gaming / Leisure—0.8%
Caesars Entertainment, Inc. Tranche B (3 month Term SOFR + 2.250%) 6.563%, 2/6/30(3)	213	211
Entain plc Tranche B-3 (3 month Term SOFR + 2.750%) 7.053%, 10/31/29(3)	427	427
Flutter Entertainment plc 2024, Tranche B (3 month Term SOFR + 1.750%) 6.049%, 11/30/30(3)	583	579
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Life Time, Inc. 2024 (3 month Term SOFR + 2.500%) 6.796%, 11/5/31(3)	$ 424	$ 423
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 7.189%, 3/13/28(3)	600	594
Scientific Games International, Inc. Tranche B-2 (1 month Term SOFR + 2.250%) 6.566%, 4/14/29(3)	362	360
SeaWorld Parks & Entertainment, Inc. Tranche B-3 (1 month Term SOFR + 2.000%) 6.325%, 12/4/31(3)	383	380
UFC Holdings LLC Tranche B-4 (2 month Term SOFR + 2.250%) 6.580%, 11/21/31(3)	708	706
		3,680
Health Care—0.5%
CHG Healthcare Services, Inc. (2-3 month Term SOFR + 3.000%) 7.299% - 7.313%, 9/29/28(3)	312	311
Medline Borrower LP (1 month Term SOFR + 2.250%) 6.575%, 10/23/28(3)	766	764
Opal U.S. LLC Tranche B 0.000%, 3/31/32(3)(8)	200	199
Perrigo Investments LLC 2024, Tranche B (1 month Term SOFR + 2.000%) 6.325%, 4/20/29(3)	226	225
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.825%, 2/21/31(3)	421	419
Radnet Management, Inc. 2024 (3 month Term SOFR + 2.250%) 6.568%, 4/18/31(3)	114	114
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 6.325%, 12/3/31(3)	379	378
		2,410
Housing—0.2%
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 6.575%, 12/17/31(3)	239	239
	Par Value	Value

Housing—continued
Quikrete Holdings, Inc. 2029, Tranche B (1 month Term SOFR + 2.250%) 6.575%, 3/19/29(3)	$ 621	$ 614
Standard Industries, Inc. (1 month Term SOFR + 1.750%) 6.069%, 9/22/28(3)	204	204
		1,057
Information Technology—0.8%
Boost Newco Borrower LLC Tranche B-2 (3 month Term SOFR + 2.000%) 6.299%, 1/31/31(3)	480	476
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.000%) 6.325%, 1/23/32(3)	60	60
Go Daddy Operating Company LLC Tranche B-8 (1 month Term SOFR + 1.750%) 6.075%, 11/9/29(3)	702	698
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 6.325%, 1/31/31(3)	1,540	1,529
Thunder Generation Funding LLC Tranche B (3 month PRIME + 2.000%) 9.500%, 10/3/31	229	229
UKG, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.300%, 2/10/31(3)	651	650
		3,642
Manufacturing—0.4%
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.827%, 11/3/31(3)	494	490
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 6.075%, 6/4/31(3)	593	587
Igloo Holdings Corp. Tranche B 0.000%, 2/20/32(3)(8)	320	319
Terex Corp. (3 month Term SOFR + 2.000%) 6.299%, 10/8/31(3)	395	395
		1,791

	Par Value	Value

Media / Telecom - Broadcasting—0.1%
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.939%, 1/31/29(3)	$ 667	$ 647
Media / Telecom - Cable/Wireless Video—0.6%
Charter Communications Operating LLC Tranche B-5 (3 month Term SOFR + 2.250%) 6.560%, 12/15/31(3)	643	641
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.575%, 9/18/30(3)	916	900
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.802%, 8/2/29(3)	521	513
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 0.000%, 1/31/28(3)	660	641
		2,695
Media / Telecom - Diversified Media—0.1%
EOC Borrower LLC Tranche B (3 month Term SOFR + 3.000%) 7.319%, 3/24/32(3)	150	150
Formula One Management Ltd.
0.000%, 9/30/31(3)(8)	146	146
Tranche B-1 (3 month Term SOFR + 2.000%) 6.299%, 9/30/31(3)	293	292
		588
Retail—0.2%
Burlington Coat Factory Warehouse Corp. Tranche B (1 month Term SOFR + 1.750%) 6.075%, 9/19/31(3)	512	510
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.500%) 6.825%, 6/11/31(3)	247	241
Peer Holding III B.V. Tranche B (3 month Term SOFR + 2.500%) 6.799%, 10/26/30(3)	248	247
		998

See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Service—0.6%
Amentum Holdings LLC (1 month Term SOFR + 2.250%) 6.575%, 9/29/31(3)	$ 573	$ 554
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.799%, 11/23/28(3)	593	588
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 7.439%, 1/21/28(3)	432	432
Prime Security Services Borrower LLC Tranche B-1 (1 month Term SOFR + 2.000%) 6.325%, 10/13/30(3)	552	549
TransUnion Intermediate Holdings, Inc. Tranche B-9 (1 month Term SOFR + 1.750%) 6.075%, 6/24/31(3)	524	522
		2,645
Transportation - Automotive—0.2%
Belron Finance U.S. LLC 2031 (3 month Term SOFR + 2.750%) 7.052%, 10/16/31(3)	473	471
Clarios Global LP (1 month Term SOFR + 2.750%) 7.075%, 1/28/32(3)	320	315
		786
Utilities—0.4%
Calpine Corp. Tranche B-10 (1 month Term SOFR + 1.750%) 6.075%, 1/31/31(3)	665	663
Cornerstone Generation LLC Tranche B 0.000%, 10/28/31(3)(8)	665	664
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.250%) 6.573%, 1/27/31(3)	641	634
		1,961
Total Leveraged Loans (Identified Cost $32,949)		32,759

Shares
Affiliated Exchange-Traded Funds—0.9%
Financials—0.9%
Virtus Newfleet ABS/MBS ETF(11)(12)	93,000	2,269
	Shares	Value
Financials—continued
Virtus Newfleet Short Duration High Yield Bond ETF(11)(12)	103,000	$ 2,230
		4,499
Total Affiliated Exchange-Traded Funds (Identified Cost $4,521)		4,499
Total Long-Term Investments—97.4% (Identified Cost $464,363)		462,332

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.226%)(12)	1,445,583	1,446
Total Short-Term Investment (Identified Cost $1,446)		1,446

Securities Lending Collateral—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.226%)(12)(13)	2,747,571	2,748
Total Securities Lending Collateral (Identified Cost $2,748)		2,748
TOTAL INVESTMENTS—98.3% (Identified Cost $468,557)		$466,526
Other assets and liabilities, net—1.7%		7,859
NET ASSETS—100.0%		$474,385

Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International
plc	Public Limited Company
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $286,514 or 60.4% of net assets.
(2)	Amount is less than $500 (not in thousands).
(3)	Variable rate security. Rate disclosed is as of March 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	No contractual maturity date.
(6)	All or a portion of security is on loan.
(7)	Represents step coupon bond. Rate shown reflects the rate in effect as of March 31, 2025.
(8)	This loan will settle after March 31, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(9)	Security in default; no interest payments are being received.
(10)	At March 31, 2025, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology. See the Notes to Financial Statements regarding the risk disclosure.
(11)	Affiliated investment. See Note 3G in Notes to Financial Statements.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	94%
United Kingdom	2
Canada	1
Cayman Islands	1
Ireland	1
France	1
Total	100%
† % of total investments as of March 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$26,837	$—	$26,837	$—
Foreign Government Securities	3,049	—	3,049	—
Mortgage-Backed Securities	124,517	—	123,416	1,101
Asset-Backed Securities	158,875	—	157,695	1,180
Corporate Bonds and Notes	111,796	—	111,796	—
Leveraged Loans	32,759	—	32,759	—(1)
Affiliated Exchange-Traded Funds	4,499	4,499	—	—
Money Market Mutual Fund	1,446	1,446	—	—
Securities Lending Collateral	2,748	2,748	—	—
Total Investments	$466,526	$8,693	$455,552	$2,281

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2025.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value(1)	Value
U.S. Government Securities—2.0%
U.S. Treasury Bonds
4.000%, 11/15/52	$ 2,140	$ 1,930
3.625%, 5/15/53	1,070	901
4.250%, 2/15/54	4,515	4,254
4.250%, 8/15/54	1,010	953
4.625%, 2/15/55	3,800	3,826
U.S. Treasury Note 4.000%, 2/15/34	3,940	3,887
Total U.S. Government Securities (Identified Cost $15,832)		15,751

Foreign Government Securities—13.3%
Abu Dhabi Government International Bond
144A 5.000%, 4/30/34(2)	607	621
144A 3.125%, 9/30/49(2)	1,776	1,213
Arab Republic of Egypt
144A 8.625%, 2/4/30(2)	1,325	1,281
144A 5.875%, 2/16/31(2)	1,314	1,075
144A 7.625%, 5/29/32(2)	759	653
144A 8.500%, 1/31/47(2)	1,064	804
Benin Government International Bond 144A 7.960%, 2/13/38(2)(3)	1,315	1,228
Bolivarian Republic of Venezuela 9.375%, 1/13/34(4)	2,011	465
Bolivia Government RegS 4.500%, 3/20/28(5)	162	106
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/31	9,400BRL	1,352
Czech Republic Government Bond 1.750%, 6/23/32	40,000CZK	1,482
Dominican Republic
144A 5.500%, 2/22/29(2)	241	237
144A 4.875%, 9/23/32(2)	664	605
144A 6.950%, 3/15/37(2)	655	662
144A 7.150%, 2/24/55(2)	433	435
Dubai Government International Bonds RegS 3.900%, 9/9/50(5)	480	347
Federal Republic of Ethiopia 144A 6.625%, 12/11/25(2)(4)	1,183	1,011
Federative Republic of Brazil
6.000%, 10/20/33	884	859
7.125%, 5/13/54	1,068	1,022
Gaci First Investment Co. RegS 4.875%, 2/14/35(5)	775	748
	Par Value(1)	Value

Foreign Government Securities—continued
Honduras Government
144A 8.625%, 11/27/34(2)	$ 560	$ 557
RegS 5.625%, 6/24/30(5)	665	598
Hungary Government International Bond
144A 6.250%, 9/22/32(2)	2,423	2,491
144A 5.500%, 3/26/36(2)	1,033	987
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(2)	275	233
Kingdom of Jordan 144A 5.850%, 7/7/30(2)	1,150	1,061
Lebanon Government International Bond RegS 7.000%, 3/23/32(4)(5)	1,029	160
Malaysia Government Bond 2.632%, 4/15/31	6,970MYR	1,480
Mex Bonos Desarr 7.750%, 11/13/42	36,100MXN	1,447
Republic of Angola
144A 8.000%, 11/26/29(2)	654	578
144A 8.750%, 4/14/32(2)	916	783
144A 9.125%, 11/26/49(2)	541	415
Republic of Argentina 0.750%, 7/9/30(6)	5,737	4,171
Republic of Armenia 144A 3.600%, 2/2/31(2)	450	381
Republic of Chile
5.650%, 1/13/37	1,323	1,345
5.330%, 1/5/54(3)	1,362	1,278
Republic of Colombia
8.000%, 11/14/35	3,211	3,233
7.750%, 11/7/36	1,064	1,042
3.875%, 2/15/61	958	499
Republic of Ecuador
RegS 6.900%, 7/31/30(5)(6)	1,806	1,073
RegS 5.500%, 7/31/35(5)(6)	211	104
Republic of El Salvador
144A 8.250%, 4/10/32(2)	951	936
RegS 7.650%, 6/15/35(5)	310	287
RegS 7.625%, 2/1/41(5)	300	266
Republic of Gabon
144A 6.950%, 6/16/25(2)	190	188
144A 6.625%, 2/6/31(2)	148	115
Republic of Ghana
144A 0.000%, 7/3/26(2)(7)	13	13
144A 5.000%, 7/3/29(2)(6)	511	444
	Par Value(1)	Value

Foreign Government Securities—continued
144A 0.000%, 1/3/30(2)(7)	$ 28	$ 22
RegS 0.000%, 7/3/26(5)(7)	6	5
RegS 5.000%, 7/3/29(5)(6)	58	50
RegS 0.000%, 1/3/30(5)(7)	12	9
RegS 5.000%, 7/3/35(5)(6)	724	511
Republic of Guatemala
144A 6.600%, 6/13/36(2)	460	463
RegS 4.875%, 2/13/28(5)	383	375
Republic of Indonesia
2.850%, 2/14/30	1,050	960
4.750%, 9/10/34	580	560
5.100%, 2/10/54(3)	182	166
Republic of Ivory Coast
144A 6.375%, 3/3/28(2)	240	240
144A 6.125%, 6/15/33(2)	1,092	971
144A 8.075%, 4/1/36(2)	409	392
Republic of Kenya
144A 9.750%, 2/16/31(2)	224	218
144A 9.500%, 3/5/36(2)	786	713
Republic of Mozambique 144A 9.000%, 9/15/31(2)(6)	951	773
Republic of Nigeria
144A 7.143%, 2/23/30(2)(3)	772	696
144A 7.375%, 9/28/33(2)	1,891	1,592
Republic of Panama
3.875%, 3/17/28	655	623
3.870%, 7/23/60	2,112	1,138
Republic of Paraguay RegS 6.000%, 2/9/36(5)	493	492
Republic of Peru
3.000%, 1/15/34	1,560	1,290
5.375%, 2/8/35	1,025	1,003
5.875%, 8/8/54	417	403
Republic of Philippines
5.500%, 2/4/35	623	641
4.750%, 3/5/35	1,171	1,135
3.700%, 3/1/41	1,565	1,259
Republic of Poland
4.875%, 10/4/33	1,028	1,009
5.375%, 2/12/35	2,529	2,537
Republic of Senegal RegS 7.750%, 6/10/31(5)	534	445
Republic of Serbia 144A 6.500%, 9/26/33(2)	851	875
Republic of South Africa
5.875%, 6/22/30	1,518	1,477
5.650%, 9/27/47	335	248
8.750%, 2/28/48	32,300ZAR	1,365
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
144A 7.100%, 11/19/36(2)	$ 2,292	$ 2,224
Republic of Sri Lanka
144A 4.000%, 4/15/28(2)	109	102
144A 3.100%, 1/15/30(2)(6)	177	156
144A 3.350%, 3/15/33(2)(6)	180	140
144A 3.600%, 6/15/35(2)(6)	121	82
144A 3.600%, 2/15/38(2)(6)	169	132
Republic of Turkiye
9.125%, 7/13/30	2,073	2,255
7.625%, 5/15/34	2,289	2,300
6.625%, 2/17/45	953	800
Republic of Zambia
144A 5.750%, 6/30/33(2)(6)	361	314
144A 0.500%, 12/31/53(2)	421	255
Republica Orient Uruguay
5.100%, 6/18/50	2,400	2,224
4.975%, 4/20/55	801	715
Romania Government International Bond
144A 5.875%, 1/30/29(2)	1,230	1,222
144A 7.125%, 1/17/33(2)	764	777
144A 6.375%, 1/30/34(2)	595	572
144A 5.750%, 3/24/35(2)	711	642
Saudi International Bond
144A 5.625%, 1/13/35(2)	2,423	2,487
144A 4.500%, 10/26/46(2)	3,640	2,981
State of Qatar 144A 3.750%, 4/16/30(2)	402	390
Trinidad & Tobago Government International Bond
144A 5.950%, 1/14/31(2)	315	308
144A 6.400%, 6/26/34(2)	187	183
RegS 6.400%, 6/26/34(5)	1,044	1,022
UAE International Government Bond 144A 4.050%, 7/7/32(2)	1,898	1,847
Ukraine Government Bond
144A 1.750%, 2/1/29(2)(6)	24	16
144A 0.000%, 2/1/30(2)(6)	4	2
144A 1.750%, 2/1/34(2)(6)	273	145
144A 1.750%, 2/1/35(2)(6)	96	50
	Par Value(1)	Value

Foreign Government Securities—continued
144A 0.000%, 2/1/36(2)(6)	$ 12	$ 6
144A 1.750%, 2/1/36(2)(6)	8	4
RegS 1.750%, 2/1/29(5)(6)	98	63
RegS 0.000%, 2/1/30(5)(6)	30	15
RegS 0.000%, 2/1/34(5)(6)	113	44
RegS 0.000%, 2/1/35(5)(6)	1,269	698
RegS 1.750%, 2/1/35(5)(6)	528	275
RegS 0.000%, 2/1/36(5)(6)	178	97
RegS 1.750%, 2/1/36(5)(6)	62	32
(N/A + 0.000%) 144A 0.000%, 8/1/41(2)(8)	1,041	750
United Mexican States
6.000%, 5/13/30	467	477
3.500%, 2/12/34	450	369
6.350%, 2/9/35	989	990
6.875%, 5/13/37	3,700	3,793
6.338%, 5/4/53	1,210	1,101
6.400%, 5/7/54	900	822
Uzbekistan International Bond
144A 3.700%, 11/25/30(2)	304	258
144A 6.900%, 2/28/32(2)	709	701
Total Foreign Government Securities (Identified Cost $103,049)		101,865

Mortgage-Backed Securities—20.8%
Agency—4.6%
Federal Home Loan Mortgage Corporation
Pool #SD3238 5.500%, 12/1/52	265	265
Pool #SD5594 5.500%, 7/1/53	5,283	5,283
Pool #SD6322 4.500%, 8/1/53	5,344	5,120
Pool #SD8289 5.500%, 1/1/53	2,067	2,069
Pool #SD8309 6.000%, 3/1/53	3,326	3,383
Pool #SD8317 6.000%, 4/1/53	1,058	1,076
Pool #SD8382 5.000%, 12/1/53	6,186	6,076
Federal National Mortgage Association
Pool #CB6857 4.500%, 8/1/53	2,163	2,072
Pool #FS4438 5.000%, 11/1/52	903	888
	Par Value(1)	Value

Agency—continued
Pool #FS7751 4.000%, 3/1/53	$ 5,349	$ 4,991
Pool #MA4785 5.000%, 10/1/52	1,649	1,621
Pool #MA4805 4.500%, 11/1/52	1,378	1,321
Pool #MA5072 5.500%, 7/1/53	1,265	1,265
		35,430
Non-Agency—16.2%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(2)(8)	1,888	1,908
ADMT 2024-NQM6, A1 144A 5.666%, 1/25/70(2)(8)	1,296	1,298
Ajax Mortgage Loan Trust 2022-B, A1 144A 3.500%, 3/27/62(2)(8)	1,265	1,213
American Homes 4 Rent Trust 2015-SFR2, C 144A 4.691%, 10/17/52(2)	1,011	1,008
AMSR Trust
2020-SFR2, D 144A 3.282%, 7/17/37(2)	660	655
2021-SFR2, C 144A 1.877%, 8/17/38(2)	510	488
2021-SFR3, D 144A 2.177%, 10/17/38(2)	540	514
Angel Oak Mortgage Trust
2022-5, A1 144A 4.500%, 5/25/67(2)(8)	3,011	2,968
2023-1, A1 144A 4.750%, 9/26/67(2)(8)	3,443	3,413
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(8)	75	73
2019-2, A1 144A 3.347%, 4/25/49(2)(8)	178	171
2020-1, A3 144A 3.328%, 3/25/55(2)	1,183	1,055
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 5.239%, 3/15/37(2)(8)	1,875	1,777
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 5.617%, 7/15/37(2)(8)	2,296	2,269
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 6.217%, 4/15/37(2)(8)	2,200	2,201
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(2)(8)	141	137
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.711%, 3/15/41(2)(8)	$ 1,729	$ 1,732
BX Trust
2019-OC11, B 144A 3.605%, 12/9/41(2)	1,130	1,048
2019-OC11, D 144A 3.944%, 12/9/41(2)(8)	3,087	2,830
2022-CLS, A 144A 5.760%, 10/13/27(2)	1,773	1,794
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 6.939%, 9/15/38(2)(8)	1,500	1,503
Chase Home Lending Mortgage Trust
2023-RPL1, A1 144A 3.500%, 6/25/62(2)(8)	2,269	2,100
2024-RPL4, A1A 144A 3.375%, 12/25/64(2)(8)	1,692	1,513
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(2)(8)	158	145
2016-SH2, M2 144A 3.749%, 12/25/45(2)(8)	334	309
2016-SH2, M4 144A 3.749%, 12/25/45(2)(8)	1,486	1,361
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(2)(8)	818	769
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(2)(8)	431	421
COLT Mortgage Loan Trust
2022-4, A1 144A 4.301%, 3/25/67(2)(8)	997	985
2022-5, A1 144A 4.550%, 4/25/67(2)(8)	1,251	1,245
2024-5, A1 144A 5.123%, 8/25/69(2)(8)	1,499	1,489
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(2)	1,810	1,792
2024-WCL1, B (1 month Term SOFR + 2.590%, Cap N/A, Floor 2.590%) 144A 6.909%, 6/15/41(2)(8)	1,930	1,902
CoreVest American Finance Trust 2019-3, C 144A 3.265%, 10/15/52(2)	250	229
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(2)(8)	1,316	1,177
	Par Value(1)	Value

Non-Agency—continued
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(2)(8)	$ 266	$ 239
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(2)(8)	20	19
2022-1, A1 144A 2.206%, 1/25/67(2)(8)	620	539
ELM Trust 2024-ELM, A10 144A 5.414%, 6/10/39(2)(8)	1,719	1,741
Fashion Show Mall LLC 2024-SHOW, A 144A 4.764%, 10/10/41(2)(8)	2,870	2,871
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(2)	460	442
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU, A (1 month Term SOFR + 1.450%, Cap N/A, Floor 1.450%) 144A 5.769%, 12/15/39(2)(8)	1,100	1,099
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(2)(8)	28	25
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(2)(8)	345	347
Houston Galleria Mall Trust 2025-HGLR, A 144A 5.462%, 2/5/45(2)(8)	1,450	1,469
Hudson Yards Mortgage Trust 2025-SPRL, A 144A 5.467%, 1/13/40(2)(8)	1,500	1,526
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(2)(8)	1,033	1,021
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.451%, 1/25/63(2)(8)	1,320	1,288
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.797%, 10/5/39(2)(8)	1,885	1,912
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.681%, 10/25/29(2)(8)	238	223
2024-NQM1, A3 144A 5.947%, 2/25/64(2)(8)	1,016	1,019
2025-CES2, A1 144A 5.592%, 6/25/55(2)(9)	2,000	2,002
LHOME Mortgage Trust
2022-RTL3, A1 144A 8.150%, 11/25/27(2)(8)	761	766
	Par Value(1)	Value

Non-Agency—continued
2024-RTL1, A1 144A 7.017%, 1/25/29(2)(8)	$ 930	$ 940
MetLife Securitization Trust 2017-1A, M1 144A 3.435%, 4/25/55(2)(8)	425	378
MFA Trust
2022-INV1, A1 144A 3.907%, 4/25/66(2)(8)	477	471
2022-INV2, A1 144A 4.950%, 7/25/57(2)(8)	2,315	2,304
2022-NQM2, A1 144A 4.000%, 5/25/67(2)(8)	1,124	1,085
2024-NQM2, A1 144A 5.272%, 8/25/69(2)(8)	1,850	1,842
2021-INV1, A1 144A 0.852%, 1/25/56(2)(8)	59	57
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(2)(8)	309	304
2017-3, B1 144A 3.250%, 1/25/61(2)(8)	669	581
2019-1, M2 144A 3.500%, 10/25/69(2)(8)	779	705
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(2)	1,290	1,348
Morgan Stanley Residential Mortgage Loan Trust 2024-INV4, A1 144A 6.000%, 9/25/54(2)(8)	892	898
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(2)	1,951	1,824
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(2)(8)	1,112	1,079
2016-4A, B1A 144A 4.500%, 11/25/56(2)(8)	315	303
2017-2A, A3 144A 4.000%, 3/25/57(2)(8)	1,140	1,106
2018-2A, A1 144A 4.500%, 2/25/58(2)(8)	23	23
2021-NQ2R, A1 144A 0.941%, 10/25/58(2)(8)	335	318
2022-NQM2, A1 144A 3.079%, 3/27/62(2)(8)	1,411	1,318
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(2)(8)	2,312	2,136
OBX Trust
2023-NQM5, A1A 144A 6.567%, 6/25/63(2)(8)	1,371	1,386
2023-NQM9, A1 144A 7.159%, 10/25/63(2)(8)	2,207	2,250
2024-NQM9, A1 144A 6.030%, 1/25/64(2)(8)	838	844
2025-NQM4, A1 144A 5.400%, 2/25/55(2)(8)	1,719	1,715
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(2)(8)	$ 134	$ 133
PMT Loan Trust
2024-INV1, A2 144A 6.000%, 10/25/59(2)(8)	1,386	1,397
2024-INV2, A1 144A 6.000%, 12/25/59(2)(8)	889	896
PRET Trust
2024-RPL1, A1 144A 3.900%, 10/25/63(2)(8)	1,467	1,401
2025-NPL1, A1 144A 6.063%, 2/25/55(2)(8)	1,846	1,851
PRKCM Trust 2022-AFC1, A1A 144A 4.100%, 4/25/57(2)(8)	1,405	1,384
RCKT Mortgage Trust
2023-CES1, A1A 144A 6.515%, 6/25/43(2)(8)	733	737
2023-CES2, A1A 144A 6.808%, 9/25/43(2)(8)	661	668
RFR Trust 2025-SGRM, A 144A 5.562%, 3/11/41(2)(8)	1,500	1,511
RIDE 2025-SHRE, B 144A 5.438%, 2/14/47(2)(8)	1,500	1,508
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(2)	760	766
2024-CNTR, C 144A 6.471%, 11/13/41(2)	1,595	1,645
Sequoia Mortgage Trust 2013-8, B1 3.480%, 6/25/43(8)	111	107
SG Residential Mortgage Trust 2021-1, A1 144A 1.160%, 7/25/61(2)(8)	2,079	1,681
Starwood Mortgage Residential Trust 2021-5, A2 144A 2.178%, 9/25/66(2)(8)	2,023	1,736
THPT Mortgage Trust 2023-THL, A 144A 6.994%, 12/10/34(2)(8)	1,630	1,662
Towd Point Mortgage Trust
2016-4, B1 144A 4.007%, 7/25/56(2)(8)	485	465
2017-1, M1 144A 3.750%, 10/25/56(2)(8)	1,150	1,121
2017-4, A2 144A 3.000%, 6/25/57(2)(8)	850	794
2018-6, A1A 144A 3.750%, 3/25/58(2)(8)	34	33
2018-6, A2 144A 3.750%, 3/25/58(2)(8)	1,925	1,731
2019-2, A2 144A 3.750%, 12/25/58(2)(8)	1,798	1,623
2023-1, A1 144A 3.750%, 1/25/63(2)	1,495	1,431
2017-6, A2 144A 3.000%, 10/25/57(2)(8)	665	625
	Par Value(1)	Value

Non-Agency—continued
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(2)	$ 610	$ 599
2020-SFR2, D 144A 2.281%, 11/17/39(2)	840	782
Verus Securitization Trust
2022-5, A1 144A 3.800%, 4/25/67(2)(8)	741	706
2022-6, A1 144A 4.910%, 6/25/67(2)(8)	1,940	1,930
2022-7, A1 144A 5.152%, 7/25/67(2)(8)	2,009	1,999
2023-8, A1 144A 6.259%, 12/25/68(2)(8)	1,255	1,264
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(2)	62	59
2022-1, A2 144A 5.850%, 8/25/57(2)(8)	823	819
		124,319
Total Mortgage-Backed Securities (Identified Cost $161,270)		159,749

Asset-Backed Securities—13.1%
Automobiles—5.0%
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(2)	110	110
Arivo Acceptance Auto Loan Receivables Trust 2024-1A, B 144A 6.870%, 6/17/30(2)	1,510	1,553
Avis Budget Rental Car Funding LLC
(AESOP) 2020-1A, D 144A 3.340%, 8/20/26(2)	1,800	1,787
(AESOP) 2023-2A, C 144A 6.180%, 10/20/27(2)	2,177	2,188
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(2)	841	852
(AESOP) 2024-1A, A 144A 5.360%, 6/20/30(2)	1,450	1,480
(AESOP) 2024-2A, D 144A 7.430%, 10/20/28(2)	1,959	1,968
Bridgecrest Lending Auto Securitization Trust 2025-1, C 5.150%, 12/17/29	1,675	1,691
CPS Auto Receivables Trust 2023-D, C 144A 7.170%, 1/15/30(2)	1,000	1,024
	Par Value(1)	Value

Automobiles—continued
DT Auto Owner Trust
2023-1A, D 144A 6.440%, 11/15/28(2)	$ 777	$ 789
2023-3A, C 144A 6.400%, 5/15/29(2)	485	494
Exeter Automobile Receivables Trust
2023-2A, B 5.610%, 9/15/27	521	521
2023-3A, D 6.680%, 4/16/29	920	941
2024-5A, B 4.480%, 4/16/29	1,810	1,805
FHF Issuer Trust
2024-1A, B 144A 6.260%, 3/15/30(2)	1,100	1,135
2024-3A, C 144A 5.430%, 3/17/31(2)	1,700	1,704
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(2)	289	292
Flagship Credit Auto Trust 2023-1, D 144A 6.460%, 5/15/29(2)	1,780	1,790
GLS Auto Receivables Issuer Trust
2021-3A, E 144A 3.200%, 10/16/28(2)	1,960	1,913
2022-2A, D 144A 6.150%, 4/17/28(2)	800	810
2023-1A, B 144A 6.190%, 6/15/27(2)	175	175
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(2)	783	793
LAD Auto Receivables Trust
2022-1A, A 144A 5.210%, 6/15/27(2)	221	221
2023-1A, D 144A 7.300%, 6/17/30(2)	780	799
2023-2A, D 144A 6.300%, 2/15/31(2)	750	761
Lendbuzz Securitization Trust 2024-3A, B 144A 5.030%, 11/15/30(2)	1,865	1,871
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(2)	582	587
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(2)	1,220	1,218
SAFCO Auto Receivables Trust 2024-1A, C 144A 6.960%, 1/18/30(2)	1,200	1,221
Tricolor Auto Securitization Trust 2023-1A, C 144A 7.240%, 2/16/27(2)	346	347
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(2)	515	522
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Automobiles—continued
United Auto Credit Securitization Trust
2023-1, C 144A 6.280%, 7/10/28(2)	$ 344	$ 344
2023-1, D 144A 8.000%, 7/10/28(2)	1,102	1,111
Veros Auto Receivables Trust 2024-1, C 144A 7.570%, 12/15/28(2)	1,600	1,650
Westlake Automobile Receivables Trust 2024-2A, B 144A 5.620%, 3/15/30(2)	1,860	1,886
		38,353
Consumer Loans—0.7%
ACHV ABS Trust 2024-1PL, A 144A 5.900%, 4/25/31(2)	501	505
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(2)	1,172	1,181
BHG Securitization Trust 2021-B, D 144A 3.170%, 10/17/34(2)	875	819
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(2)	390	391
Reach ABS Trust
2023-1A, B 144A 7.330%, 2/18/31(2)	670	675
2024-1A, B 144A 6.290%, 2/18/31(2)	1,560	1,582
Upstart Pass-Through Trust Series 2021-ST2, A 144A 2.500%, 4/20/27(2)	31	31
		5,184
Credit Card—0.2%
Mercury Financial Credit Card Master Trust 2024-2A, A 144A 6.560%, 7/20/29(2)	1,430	1,450
Mission Lane Credit Card Master Trust 2023-B, A 144A 7.690%, 11/15/28(2)	570	572
		2,022
Equipment—0.3%
Auxilior Term Funding LLC
2023-1A, D 144A 7.270%, 12/16/30(2)	740	779
2024-1A, B 144A 5.690%, 7/15/31(2)	1,520	1,547
		2,326

	Par Value(1)	Value

Other—6.9%
Affirm Asset Securitization Trust 2024-B, A 144A 4.620%, 9/15/29(2)	$ 450	$ 449
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(2)	1,926	1,980
Aqua Finance Trust
2019-A, C 144A 4.010%, 7/16/40(2)	481	461
2024-A, B 144A 5.060%, 4/18/50(2)	1,820	1,784
BHG Securitization Trust 2024-1CON, A 144A 5.810%, 4/17/35(2)	723	735
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(2)	1,835	1,842
Business Jet Securities LLC 2024-2A, A 144A 5.364%, 9/15/39(2)	1,532	1,522
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(2)	311	312
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(2)	1,063	1,073
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(2)	391	393
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(2)	580	597
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(2)	805	717
Foundation Finance Trust 2023-2A, A 144A 6.530%, 6/15/49(2)	616	642
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(2)	471	458
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(2)	1,725	1,658
Jersey Mike’s Funding LLC
2019-1A, A2 144A 4.433%, 2/15/50(2)	612	605
2024-1A, A2 144A 5.636%, 2/15/55(2)	1,900	1,918
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(2)	1,720	1,719
MetroNet Infrastructure Issuer LLC 2024-1A, A2 144A 6.230%, 4/20/54(2)	1,754	1,794
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(2)	432	432
	Par Value(1)	Value

Other—continued
MVW LLC 2024-1A, A 144A 5.320%, 2/20/43(2)	$ 1,191	$ 1,207
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(2)	956	916
Octane Receivables Trust 2023-3A, C 144A 6.740%, 8/20/29(2)	780	801
Oportun Issuance Trust 2024-2, B 144A 5.830%, 2/9/32(2)	1,810	1,819
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(2)	1,395	1,399
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(2)	1,731	1,749
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(2)	798	817
PRET LLC 2024-NPL4, A1 144A 6.996%, 7/25/54(2)(8)	569	569
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(2)	1,580	1,598
RCKT Mortgage Trust
2023-CES3, A1A 144A 7.113%, 11/25/43(2)(8)	1,457	1,480
2024-CES1, A1A 144A 6.025%, 2/25/44(2)(8)	1,024	1,030
Retained Vantage Data Centers Issuer LLC 2024-1A, A2 144A 4.992%, 9/15/49(2)	2,160	2,122
Sierra Timeshare Receivables Funding LLC 2023-2A, B 144A 6.280%, 4/20/40(2)	332	340
Subway Funding LLC 2024-1A, A2II 144A 6.268%, 7/30/54(2)	1,835	1,862
Switch ABS Issuer LLC
2024-2A, A2 144A 5.436%, 6/25/54(2)	1,925	1,915
2025-1A, A2 144A 5.036%, 3/25/55(2)	400	386
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(2)	1,641	1,638
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(2)	845	861
Towd Point Mortgage Trust 2024-CES1, A1A 144A 5.848%, 1/25/64(2)(8)	1,285	1,290
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Other—continued
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(2)	$ 1,400	$ 1,425
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(2)	1,546	1,541
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(2)	1,738	1,704
Verizon Master Trust 2024-1, A1A 5.000%, 12/20/28	1,525	1,530
VFI ABS LLC 2023-1A, A 144A 7.270%, 3/26/29(2)	267	269
Westgate Resorts LLC 2024-1A, A 144A 6.060%, 1/20/38(2)	938	951
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(2)	864	790
		53,100
Total Asset-Backed Securities (Identified Cost $100,358)		100,985

Corporate Bonds and Notes—35.7%
Communication Services—2.1%
Altice France Holding S.A. 144A 6.000%, 2/15/28(2)	660	193
Altice France S.A. 144A 5.125%, 7/15/29(2)	730	572
CCO Holdings LLC 144A 4.750%, 3/1/30(2)	1,985	1,841
CMG Media Corp. 144A 8.875%, 6/18/29(2)	2,500	2,156
CSC Holdings LLC
144A 7.500%, 4/1/28(2)	710	502
144A 11.750%, 1/31/29(2)	1,380	1,338
DIRECTV Financing LLC 144A 8.875%, 2/1/30(2)	1,040	992
Gray Media, Inc. 144A 7.000%, 5/15/27(2)	970	951
Hughes Satellite Systems Corp. 6.625%, 8/1/26(3)	1,525	1,258
IHS Holding Ltd. 144A 8.250%, 11/29/31(2)	377	374
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(2)	530	394
Millennium Escrow Corp. 144A 6.625%, 8/1/26(2)	1,960	1,389
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(2)	555	139
	Par Value(1)	Value

Communication Services—continued
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(2)	$ 195	$ 192
Snap, Inc. 144A 6.875%, 3/1/33(2)	975	975
Sprint Capital Corp. 8.750%, 3/15/32	645	776
Telesat Canada 144A 6.500%, 10/15/27(2)	365	157
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(2)	450	455
Univision Communications, Inc. 144A 6.625%, 6/1/27(2)	1,185	1,175
		15,829
Consumer Discretionary—1.9%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	1,190	1,165
Ashtead Capital, Inc.
144A 5.500%, 8/11/32(2)	620	618
144A 5.800%, 4/15/34(2)	890	895
Ashton Woods USA LLC 144A 4.625%, 4/1/30(2)	1,270	1,148
Carnival Corp. 144A 7.625%, 3/1/26(2)	610	610
Churchill Downs, Inc. 144A 6.750%, 5/1/31(2)	515	519
Clarios Global LP
144A 8.500%, 5/15/27(2)	450	450
144A 6.750%, 2/15/30(2)	35	35
Ford Motor Co. 4.750%, 1/15/43	475	360
Ford Motor Credit Co. LLC
7.350%, 3/6/30	450	471
6.054%, 11/5/31	300	294
Great Canadian Gaming Corp. 144A 8.750%, 11/15/29(2)	345	347
Meritage Homes Corp.
5.650%, 3/15/35	775	762
144A 3.875%, 4/15/29(2)	1,377	1,311
Newell Brands, Inc. 6.625%, 9/15/29	892	894
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(2)	535	556
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)	630	627
PetSmart, Inc. 144A 7.750%, 2/15/29(2)	1,433	1,316
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(2)	1,130	1,131
Wayfair LLC 144A 7.250%, 10/31/29(2)	10	10
	Par Value(1)	Value

Consumer Discretionary—continued
Weekley Homes LLC 144A 4.875%, 9/15/28(2)	$ 1,105	$ 1,045
		14,564
Consumer Staples—1.2%
Coty, Inc. 144A 6.625%, 7/15/30(2)	720	737
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(2)(3)	1,407	1,406
Kronos Acquisition Holdings, Inc.
144A 8.250%, 6/30/31(2)	900	798
144A 10.750%, 6/30/32(2)	1,000	757
Philip Morris International, Inc. 4.900%, 11/1/34	1,460	1,435
Pilgrim’s Pride Corp. 6.250%, 7/1/33	1,505	1,558
Post Holdings, Inc. 144A 6.375%, 3/1/33(2)	1,630	1,603
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(2)	930	927
		9,221
Energy—6.9%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(2)	1,125	1,179
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(2)	795	811
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	400	399
BP Capital Markets plc 4.875% (10)	2,060	1,970
Buckeye Partners LP 144A 6.750%, 2/1/30(2)	510	517
Columbia Pipelines Operating Co. LLC 144A 6.036%, 11/15/33(2)	1,270	1,311
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(2)	1,305	1,208
CrownRock LP 144A 5.000%, 5/1/29(2)(3)	460	467
CVR Energy, Inc. 144A 8.500%, 1/15/29(2)	940	902
Ecopetrol S.A. 4.625%, 11/2/31	539	449
Energean Israel Finance Ltd. 144A, RegS 5.875%, 3/30/31(2)(5)	323	297
Energy Transfer LP
Series G 7.125%(10)	345	349
Series H 6.500%(10)	660	659
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)	2,150	1,892
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
Genesis Energy LP 8.875%, 4/15/30	$ 1,545	$ 1,605
Geopark Ltd. 144A 8.750%, 1/31/30(2)	462	435
Harbour Energy plc 144A 6.327%, 4/1/35(2)	1,555	1,548
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(2)	700	747
HF Sinclair Corp. 6.250%, 1/15/35	1,935	1,945
Hilcorp Energy I LP
144A 5.750%, 2/1/29(2)	485	469
144A 6.000%, 2/1/31(2)	485	452
144A 7.250%, 2/15/35(2)	795	759
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(2)(5)	1,200	1,204
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(2)	426	397
Kimmeridge Texas Gas LLC 144A 8.500%, 2/15/30(2)	845	844
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(2)	1,205	1,176
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(2)(5)	310	302
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(2)	1,550	1,547
Mesquite Energy, Inc. 144A 7.250%, 7/15/25(2)(9)	375	6
Nabors Industries, Inc. 144A 7.375%, 5/15/27(2)	1,725	1,701
Occidental Petroleum Corp.
5.550%, 10/1/34	890	869
6.200%, 3/15/40	865	856
Pertamina Persero PT
144A 2.300%, 2/9/31(2)(3)	2,665	2,273
144A 6.450%, 5/30/44(2)	378	384
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(2)(4)	1,580	216
Petroleos Mexicanos
6.500%, 3/13/27	2,507	2,442
5.350%, 2/12/28	2,493	2,310
8.750%, 6/2/29	1,266	1,260
5.950%, 1/28/31	669	567
6.700%, 2/16/32	988	867
Petronas Capital Ltd. 144A 3.500%, 4/21/30(2)	1,142	1,076
QatarEnergy 144A 2.250%, 7/12/31(2)	2,349	2,026
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.500%, 3/1/55(2)	1,755	1,776
Teine Energy Ltd. 144A 6.875%, 4/15/29(2)	415	406
	Par Value(1)	Value

Energy—continued
Transcanada Trust 5.600%, 3/7/82	$ 1,315	$ 1,229
Transocean, Inc.
144A 8.250%, 5/15/29(2)	175	171
144A 8.750%, 2/15/30(2)	320	332
144A 8.500%, 5/15/31(2)	615	598
Venture Global Calcasieu Pass LLC 144A 4.125%, 8/15/31(2)	485	441
Venture Global LNG, Inc.
144A 9.000%(2)(10)	1,325	1,257
144A 9.875%, 2/1/32(2)	1,150	1,221
Viper Energy, Inc. 144A 7.375%, 11/1/31(2)	115	120
Western Midstream Operating LP 5.250%, 2/1/50	1,615	1,377
Williams Cos., Inc. (The) 5.150%, 3/15/34	1,430	1,411
YPF S.A. 144A 9.500%, 1/17/31(2)	353	368
		53,400
Financials—12.6%
Acrisure LLC
144A 8.250%, 2/1/29(2)	380	390
144A 6.000%, 8/1/29(2)	1,070	1,025
AerCap Ireland Capital DAC
3.300%, 1/30/32	640	567
6.950%, 3/10/55	577	591
6.500%, 1/31/56	775	768
Allianz SE
144A 6.350%, 9/6/53(2)	1,000	1,035
144A 5.600%, 9/3/54(2)	450	442
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 7.523%, 8/15/53(8)	1,150	1,151
Ally Financial, Inc. 5.543%, 1/17/31	1,455	1,448
Altice Financing S.A. 144A 5.000%, 1/15/28(2)	2,260	1,696
American Express Co. 5.625%, 7/28/34	2,125	2,173
Apollo Debt Solutions BDC 6.900%, 4/13/29	1,560	1,619
Apollo Global Management, Inc. 6.000%, 12/15/54	1,550	1,497
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	1,020	875
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(2)	1,690	1,528
Avolon Holdings Funding Ltd. 144A 5.750%, 11/15/29(2)	905	922
Banco de Credito del Peru S.A.
144A 3.125%, 7/1/30(2)	1,337	1,328
RegS 3.125%, 7/1/30(5)	238	236
	Par Value(1)	Value

Financials—continued
Banco de Credito e Inversiones S.A. 144A 8.750% (2)(10)	$ 496	$ 527
Banco Mercantil del Norte S.A. 144A 6.625% (2)(10)	419	375
Bank of America Corp.
5.288%, 4/25/34	1,505	1,512
5.425%, 8/15/35	920	901
Bank of New York Mellon Corp. (The) Series G 4.700% (10)	795	790
Barclays plc 7.437%, 11/2/33	1,245	1,390
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.125%, 1/18/33(2)	404	382
Blackstone Private Credit Fund
5.950%, 7/16/29	400	404
6.000%, 1/29/32	780	773
Block, Inc. 144A 6.500%, 5/15/32(2)	1,105	1,116
Blue Owl Credit Income Corp. 6.650%, 3/15/31	350	357
Blue Owl Finance LLC 3.125%, 6/10/31	1,325	1,163
BNSF Funding Trust I 6.613%, 12/15/55	1,090	1,094
BPCE S.A.
144A 7.003%, 10/19/34(2)	1,100	1,198
144A 6.915%, 1/14/46(2)	235	244
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(2)	665	639
Capital One Financial Corp.
2.359%, 7/29/32	720	591
6.377%, 6/8/34	960	1,003
Charles Schwab Corp. (The)
6.136%, 8/24/34	1,020	1,086
Series H 4.000%(10)	720	638
Chobani Holdco II LLC 144A 8.750%, 10/1/29(2)	15	16
Citigroup, Inc.
6.270%, 11/17/33	985	1,045
6.174%, 5/25/34	719	737
Series X 3.875%(10)	1,805	1,763
Clydesdale Acquisition Holdings, Inc. 144A 6.750%, 4/15/32(2)	50	50
Corebridge Financial, Inc. 6.375%, 9/15/54	1,504	1,494
DAE Funding LLC 144A 3.375%, 3/20/28(2)	1,072	1,019
Deutsche Bank AG 5.403%, 9/11/35	1,260	1,228
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)	$ 970	$ 951
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(2)(3)	1,505	1,569
F&G Annuities & Life, Inc. 6.500%, 6/4/29	1,525	1,552
Fifth Third Bancorp 4.337%, 4/25/33	965	909
FS Luxembourg S.a.r.l. 144A 8.875%, 2/12/31(2)	450	463
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(2)	907	1,023
144A 7.950%, 10/15/54(2)	330	342
Goldman Sachs Group, Inc. (The)
5.851%, 4/25/35	955	987
6.450%, 5/1/36	355	376
Grifols S.A. 144A 4.750%, 10/15/28(2)	800	739
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(2)	490	497
HA Sustainable Infrastructure Capital, Inc. 144A 6.375%, 7/1/34(2)	1,696	1,676
HUB International Ltd. 144A 7.375%, 1/31/32(2)	155	158
Huntington Bancshares, Inc.
5.709%, 2/2/35	575	581
6.141%, 11/18/39	995	1,002
Icon Investments Six DAC 6.000%, 5/8/34	1,695	1,730
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(2)	1,745	1,752
JPMorgan Chase & Co.
5.717%, 9/14/33	570	586
5.350%, 6/1/34	600	610
6.254%, 10/23/34	820	881
KeyCorp
4.789%, 6/1/33	680	652
6.401%, 3/6/35	415	438
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)	1,220	1,168
Melco Resorts Finance Ltd. 144A 5.375%, 12/4/29(2)	680	626
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(2)	720	680
MetLife, Inc. Series G 3.850% (10)	1,015	1,003
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(2)	1,080	1,041
	Par Value(1)	Value

Financials—continued
Morgan Stanley
6.342%, 10/18/33	$ 710	$ 762
5.250%, 4/21/34	570	570
5.424%, 7/21/34	345	349
5.948%, 1/19/38	352	356
MSCI, Inc. 144A 3.625%, 9/1/30(2)	1,431	1,324
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 7.459%, 4/30/43(8)	450	450
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(2)	970	970
NatWest Group plc 6.475%, 6/1/34	1,185	1,235
NCR Atleos Corp. 144A 9.500%, 4/1/29(2)	510	553
NewCo Holding USD 20 S.a.r.l. 144A 9.375%, 11/7/29(2)	334	338
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	1,125	1,147
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(2)	1,335	1,387
Northern Trust Corp. 3.375%, 5/8/32	600	580
OneMain Finance Corp. 7.125%, 11/15/31	1,575	1,584
Opal Bidco SAS 144A 6.500%, 3/31/32(2)	120	120
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(2)	100	102
PNC Financial Services Group, Inc. (The) 5.575%, 1/29/36	1,945	1,980
Prudential Financial, Inc.
5.125%, 3/1/52	344	327
6.750%, 3/1/53	560	584
6.500%, 3/15/54	610	621
Reinsurance Group of America, Inc. 6.650%, 9/15/55	1,260	1,241
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(2)	1,320	1,069
Societe Generale S.A. 144A 6.066%, 1/19/35(2)	1,275	1,295
South Bow USA Infrastructure Holdings LLC 144A 5.584%, 10/1/34(2)	525	514
State Street Corp.
6.123%, 11/21/34	700	736
Series I 6.700%(10)	550	564
	Par Value(1)	Value

Financials—continued
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(2)	$ 1,475	$ 1,464
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	945	920
Toronto-Dominion Bank (The) 8.125%, 10/31/82	600	621
Truist Financial Corp.
5.122%, 1/26/34	770	756
5.711%, 1/24/35	395	403
UBS Group AG
144A 9.250%(2)(10)	290	331
144A 4.988%, 8/5/33(2)	1,090	1,071
Wells Fargo & Co.
6.850%(10)	595	617
5.389%, 4/24/34	425	428
6.491%, 10/23/34	310	334
Series BB 3.900%(10)	950	931
Series U 5.875%(8)(10)	505	504
Wrangler Holdco Corp. 144A 6.625%, 4/1/32(2)	495	504
		96,460
Health Care—1.7%
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(2)(3)	1,570	1,405
Community Health Systems, Inc.
144A 5.250%, 5/15/30(2)	680	561
144A 4.750%, 2/15/31(2)(3)	1,510	1,194
CVS Health Corp. 6.750%, 12/10/54	200	199
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	1,630	1,462
HCA, Inc.
5.500%, 6/1/33	740	743
5.600%, 4/1/34	530	533
5.450%, 9/15/34	305	302
6.000%, 4/1/54	190	184
Insulet Corp. 144A 6.500%, 4/1/33(2)	105	107
LifePoint Health, Inc.
144A 9.875%, 8/15/30(2)	1,115	1,176
144A 10.000%, 6/1/32(2)	425	405
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(2)	405	399
Orlando Health Obligated Group 5.475%, 10/1/35	566	577
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(2)(9)	345	—
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(2)	825	778
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
Smith & Nephew plc 5.400%, 3/20/34	$ 1,530	$ 1,531
Universal Health Services, Inc.
2.650%, 1/15/32	631	528
5.050%, 10/15/34	895	849
		12,933
Industrials—3.4%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(2)	700	628
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	743	741
Aviation Capital Group LLC
144A 3.500%, 11/1/27(2)	705	681
144A 6.750%, 10/25/28(2)	150	158
144A 5.125%, 4/10/30(2)	620	617
Boeing Co. (The)
5.805%, 5/1/50	325	309
5.930%, 5/1/60	1,355	1,275
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	1,127	1,010
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(2)	1,290	1,280
Chart Industries, Inc. 144A 7.500%, 1/1/30(2)	10	10
Cimpress plc 144A 7.375%, 9/15/32(2)	1,410	1,296
Cornerstone Building Brands, Inc. 144A 9.500%, 8/15/29(2)	1,350	1,123
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	1,265	1,126
DP World Ltd. 144A 6.850%, 7/2/37(2)	200	222
Garda World Security Corp. 144A 8.375%, 11/15/32(2)	945	929
Georgian Railway JSC 144A 4.000%, 6/17/28(2)	1,201	1,061
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(2)	1,400	1,381
Hertz Corp. (The) 144A 4.625%, 12/1/26(2)	1,920	1,338
Icahn Enterprises LP
6.250%, 5/15/26	103	102
5.250%, 5/15/27	365	347
144A 10.000%, 11/15/29(2)	450	447
LBM Acquisition LLC 144A 6.250%, 1/15/29(2)	1,695	1,444
Quikrete Holdings, Inc. 144A 6.750%, 3/1/33(2)	205	204
Regal Rexnord Corp. 6.400%, 4/15/33	1,713	1,778
	Par Value(1)	Value

Industrials—continued
Science Applications International Corp. 144A 4.875%, 4/1/28(2)	$ 650	$ 623
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)	814	688
TransDigm, Inc.
144A 6.875%, 12/15/30(2)	885	904
144A 6.625%, 3/1/32(2)	630	638
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	563	570
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	897	904
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(2)(3)	1,645	1,628
WESCO Distribution, Inc. 144A 6.625%, 3/15/32(2)	435	441
		25,903
Information Technology—0.7%
Amentum Holdings, Inc. 144A 7.250%, 8/1/32(2)	165	162
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	1,195	1,191
144A 4.000%, 7/1/29(2)	600	564
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(2)	110	109
144A 6.500%, 10/15/28(2)	635	623
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(2)	430	428
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(2)	90	91
Oracle Corp. 5.500%, 8/3/35	760	766
Rocket Software, Inc. 144A 9.000%, 11/28/28(2)	1,750	1,805
		5,739
Materials—2.4%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(2)	1,235	684
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)	1,460	1,392
Corp Nacional del Cobre de Chile RegS 6.440%, 1/26/36(5)	1,312	1,362
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(2)	1,175	1,189
	Par Value(1)	Value

Materials—continued
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(2)	$ 1,493	$ 1,458
Illuminate Buyer LLC 144A 9.000%, 7/1/28(2)	2,120	2,107
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(2)	1,075	1,112
LSB Industries, Inc. 144A 6.250%, 10/15/28(2)	1,980	1,908
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(2)	1,085	1,024
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(2)	591	594
OCP S.A.
144A 3.750%, 6/23/31(2)	225	200
144A 6.875%, 4/25/44(2)(3)	605	588
144A 5.125%, 6/23/51(2)	270	205
Samarco Mineracao S.A. PIK 144A 9.000%, 6/30/31(2)(11)	362	351
Sealed Air Corp. 144A 6.500%, 7/15/32(2)	345	349
Sonoco Products Co. 5.000%, 9/1/34	980	937
Taseko Mines Ltd. 144A 8.250%, 5/1/30(2)	910	929
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(2)	1,522	1,514
WR Grace Holdings LLC 144A 5.625%, 8/15/29(2)	1,037	893
		18,796
Real Estate—0.3%
Iron Mountain, Inc. 144A 6.250%, 1/15/33(2)	225	223
Office Properties Income Trust 144A 9.000%, 9/30/29(2)	844	690
Safehold GL Holdings LLC 5.650%, 1/15/35	1,140	1,135
Service Properties Trust 4.950%, 2/15/27	455	442
		2,490
Utilities—2.5%
AES Corp. (The) 7.600%, 1/15/55	660	666
CMS Energy Corp. 4.750%, 6/1/50	1,485	1,397
Dominion Energy, Inc. Series B 7.000%, 6/1/54	1,440	1,513
Electricite de France S.A. 144A 6.900%, 5/23/53(2)	1,015	1,091
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Utilities—continued
Enel Finance International N.V.
144A 7.500%, 10/14/32(2)	$ 585	$ 662
144A 5.500%, 6/26/34(2)	585	587
Entergy Corp. 7.125%, 12/1/54	1,420	1,437
Ferrellgas LP
144A 5.375%, 4/1/26(2)	495	490
144A 5.875%, 4/1/29(2)	1,040	941
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)	1,460	1,496
Lightning Power LLC 144A 7.250%, 8/15/32(2)	55	57
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(2)	300	295
NGL Energy Operating LLC
144A 8.125%, 2/15/29(2)	165	166
144A 8.375%, 2/15/32(2)	1,330	1,333
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)	1,007	1,086
PacifiCorp 5.800%, 1/15/55	1,120	1,093
Southern California Edison Co. 6.000%, 1/15/34	1,165	1,202
Southern Co. (The) 6.375%, 3/15/55	1,905	1,951
Vistra Corp. 144A 8.000% (2)(10)	437	448
Vistra Operations Co. LLC
144A 6.875%, 4/15/32(2)	720	734
144A 5.700%, 12/30/34(2)	245	244
		18,889
Total Corporate Bonds and Notes (Identified Cost $277,347)		274,224

Leveraged Loans—14.4%
Aerospace—0.3%
Arcline FM Holdings LLC 0.000%, 6/24/30(8)(12)	345	343
Goat Holdco LLC Tranche B (1 month Term SOFR + 3.000%) 7.322%, 1/27/32(8)	1,140	1,132
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.175%, 2/1/28(8)	1,027	912
		2,387
Chemicals—0.4%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.575%, 2/18/30(8)	707	678
	Par Value(1)	Value

Chemicals—continued
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 3.000%) 7.325%, 12/31/29(8)	$ 933	$ 930
Nouryon Finance B.V. 2024, Tranche B-1 (3 month Term SOFR + 3.250%) 7.553%, 4/3/28(8)	560	558
USALCO LLC (3 month Term SOFR + 4.000%) 8.299%, 9/30/31(8)	750	749
		2,915
Consumer Durables—0.2%
Gloves Buyer, Inc. First Lien (1 month Term SOFR + 4.114%) 8.439%, 12/29/27(8)	669	642
White Cap Buyer LLC Tranche C (1 month Term SOFR + 3.250%) 7.575%, 10/19/29(8)	763	739
		1,381
Consumer Non-Durables—0.5%
AI Aqua Merger Sub, Inc. 2025, Tranche B (1 month Term SOFR + 3.000%) 7.323%, 7/31/28(8)	1,171	1,160
Albion Financing 3 S.a.r.l. 2025 (3 month Term SOFR + 3.000%) 7.293%, 8/16/29(8)	582	581
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.500%) 9.799%, 1/31/31(8)	1,123	1,038
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 8.299%, 7/8/31(8)	714	611
Varsity Brands, Inc. 2025 (3 month Term SOFR + 3.500%) 7.819%, 8/26/31(8)	410	401
		3,791
Energy—0.8%
CVR CHC LP Tranche B (3 month Term SOFR + 4.000%) 8.229%, 12/30/27(8)	499	499
Epic Crude Services LP Tranche B (3 month Term SOFR + 3.000%) 7.302%, 10/15/31(8)	680	679
	Par Value(1)	Value

Energy—continued
Freeport LNG Investments LLP 2025, Tranche B (3 month Term SOFR + 3.250%) 7.543%, 12/21/28(8)	$ 1,197	$ 1,180
Hamilton Projects Acquiror LLC First Lien (1 month Term SOFR + 3.000%) 7.325%, 5/31/31(8)	154	153
Hunterstown Generation LLC (3 month Term SOFR + 3.500%) 7.799%, 11/6/31(8)	975	977
M6 Etx Holdings Ii Midco LLC 0.000%, 3/25/32(8)(12)	595	593
NGP XI Midstream Holdings LLC Tranche B-2 (3 month Term SOFR + 3.500%) 7.799%, 7/25/31(8)	269	268
Oryx Midstream Services Permian Basin LLC Tranche B (1 month Term SOFR + 2.250%) 6.569%, 10/5/28(8)	779	778
Potomac Energy Center LLC 0.000%, 3/14/32(8)(12)	780	776
Traverse Midstream Partners LLC Tranche B (1 month Term SOFR + 3.000%) 7.291%, 2/16/28(8)	495	494
		6,397
Financials—0.5%
Acrisure LLC
2024, Tranche B-1 (1 month Term SOFR + 2.750%) 7.075%, 2/15/27(8)	361	359
2024, Tranche B-6 (1 month Term SOFR + 3.000%) 7.325%, 11/6/30(8)	601	596
Ardonagh Group Finco Pty Ltd. Tranche B 0.000%, 2/17/31(8)(12)	695	686
BroadStreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 3.000%) 7.325%, 6/13/31(8)	836	828
Dynamo U.S. Bidco, Inc. Tranche B (3 month Term SOFR + 3.500%) 7.762%, 10/1/31(8)	159	159
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
PEX Holdings LLC (3 month Term SOFR + 2.750%) 6.967%, 11/20/31(8)	$ 1,070	$ 1,062
		3,690
Food / Tobacco—0.5%
Aspire Bakeries Holdings LLC (1 month Term SOFR + 4.250%) 8.575%, 12/23/30(8)	781	781
Chobani LLC Tranche B, First Lien (1 month Term SOFR + 2.500%) 6.825%, 10/25/27(8)	262	262
Del Monte Foods, Inc.
(3 month Term SOFR + 4.400%) 8.699% - 8.719%, 8/2/28(8)	202	129
(3 month Term SOFR + 4.900%) 9.199%, 8/2/28(8)	463	93
(3 month Term SOFR + 8.150%) 12.469%, 8/2/28(8)	235	233
Naked Juice LLC (1 month Term SOFR + 3.100%) 7.399%, 1/24/29(8)	410	209
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.250%) 7.573%, 7/12/29(8)	513	512
Red SPV LLC (3 month Term SOFR + 2.250%) 6.575%, 3/8/32(8)	755	749
Sigma Bidco B.V. Tranche B-12 (5 month Term SOFR + 3.910%) 8.210% - 8.240%, 1/3/28(8)	618	614
		3,582
Food and Drug—0.1%
Dechra Pharmaceuticals Holdings Ltd. Tranche B-1 (3 month Term SOFR + 3.250%) 7.513%, 1/27/32(8)	870	868
Forest Prod / Containers—0.5%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.175%) 7.500%, 4/13/29(8)	1,125	1,119
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.975%) 9.227%, 2/12/26(8)	1,189	1,075
	Par Value(1)	Value

Forest Prod / Containers—continued
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 3.000%) 7.319% - 7.323%, 4/15/27(8)	$ 943	$ 938
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 7.689%, 3/3/28(8)	822	814
		3,946
Gaming / Leisure—0.6%
Catawba Nation Gaming Authority Tranche B 0.000%, 3/28/32(8)(12)	575	576
Entain plc Tranche B-3 (3 month Term SOFR + 2.750%) 7.053%, 10/31/29(8)	417	417
Great Canadian Gaming 2024 (3 month Term SOFR + 4.750%) 9.053%, 11/1/29(8)	294	289
J&J Ventures Gaming LLC 2025, Tranche B (1 month Term SOFR + 3.500%) 7.825%, 4/26/30(8)	708	697
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.799%, 11/12/29(8)	658	631
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 8.549%, 8/1/30(8)	820	806
Scientific Games Holdings LP 2024 (3 month Term SOFR + 3.000%) 7.296%, 4/4/29(8)	1,074	1,067
		4,483
Health Care—1.9%
Agiliti Health, Inc. 2023, Tranche B (3-6 month Term SOFR + 3.000%) 7.216% - 7.310%, 5/1/30(8)	1,042	980
Bausch & Lomb Corp. (1 month Term SOFR + 4.000%) 8.325%, 9/29/28(8)	276	275
CHG Healthcare Services, Inc. (2-3 month Term SOFR + 3.000%) 7.299% - 7.313%, 9/29/28(8)	545	544
Cotiviti, Inc.
0.000%, 3/29/32(8)(12)	570	556
(1 month Term SOFR + 2.750%) 7.073%, 5/1/31(8)	495	484
	Par Value(1)	Value

Health Care—continued
Endo Finance Holdings, Inc. Tranche B (1 month Term SOFR + 4.000%) 8.325%, 4/23/31(8)	$ 199	$ 197
Financiere Mendel 0.000%, 11/8/30(8)(12)	180	179
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 8.399%, 10/1/27(8)	844	790
Global Medical Response, Inc. 2024 (3 month Term SOFR + 5.500%) 9.790%, 10/31/28(8)	677	677
Grifols Worldwide Operations USA, Inc. Tranche B (3 month Term SOFR + 2.150%) 6.463%, 11/15/27(8)	1,270	1,256
Hanger, Inc.
(1 month Term SOFR + 3.500%) 7.825%, 10/23/31(8)	14	14
(1 month Term SOFR + 3.500%) 7.825%, 10/23/31(8)	734	732
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 8.649%, 8/19/28(8)	610	584
IVC Acquisition Ltd. Tranche B-12 0.000%, 12/12/28(8)(12)	344	344
Lannett Co., Inc. First Lien (3 month Term SOFR + 2.000%) 2.000%, 6/16/30(8)(9)	28	8
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 8.052%, 5/16/31(8)	1,042	1,008
Tranche B-2 (3 month Term SOFR + 3.500%) 7.817%, 5/16/31(8)	109	105
Medline Borrower LP (1 month Term SOFR + 2.250%) 6.575%, 10/23/28(8)	573	572
Modivcare, Inc. (3 month Term SOFR + 4.750%) 9.049%, 7/1/31(8)	154	113
One Call Corp. Tranche B, First Lien (3 month Term SOFR + 5.762%) 10.062%, 4/22/27(8)	786	762
Opal U.S. LLC Tranche B 0.000%, 3/31/32(8)(12)	645	642
PointClickCare Technologies, Inc. 2024, Tranche B (3 month Term SOFR + 3.250%) 7.549%, 11/3/31(8)	289	288
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
Radiology Partners, Inc. Tranche C (3 month Term SOFR + 3.762%) 8.090%, 1/31/29(8)	$ 797	$ 767
Southern Veterinary Partners LLC 2024 (1 month Term SOFR + 3.250%) 7.575%, 12/4/31(8)	511	509
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 8.299%, 9/27/30(8)	629	600
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 8.802%, 11/20/26(8)	342	280
Viant Medical Holdings, Inc. Tranche B (1 month Term SOFR + 4.000%) 8.325%, 10/29/31(8)	1,076	1,075
		14,341
Housing—0.3%
Chariot Buyer LLC (1 month Term SOFR + 3.250%) 7.675%, 11/3/28(8)	845	836
Cornerstone Building Brands, Inc. Tranche B (1 month Term SOFR + 3.250%) 7.669%, 4/12/28(8)	584	488
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.250%) 7.549%, 1/17/32(8)	435	415
LBM Acquisition LLC Tranche B (1 month Term SOFR + 3.850%) 8.175%, 6/6/31(8)	655	603
		2,342
Information Technology—2.0%
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 4.500%) 8.799%, 2/23/32(8)	80	82
Tranche B-1 (3 month Term SOFR + 2.750%) 7.049%, 2/24/31(8)	589	588
BMC Software 2031 (3 month Term SOFR + 3.000%) 7.291%, 7/30/31(8)	804	789
CE Intermediate I LLC Tranche B 0.000%, 2/5/32(8)(12)	810	806
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 7.549%, 7/6/29(8)	761	651
	Par Value(1)	Value

Information Technology—continued
Cloud Software Group, Inc. Tranche B (2-3 month Term SOFR + 3.750%) 8.049%, 3/21/31(8)	$ 748	$ 740
ConnectWise LLC (3 month Term SOFR + 3.762%) 8.061%, 9/29/28(8)	442	441
Delivery Hero SE Tranche B (2 month Term SOFR + 5.000%) 9.315%, 12/12/29(8)	857	856
ECL Entertainment LLC Tranche B (1 month Term SOFR + 3.500%) 7.825%, 8/31/30(8)	514	513
Ellucian Holding, Inc.
Second Lien (1 month Term SOFR + 4.750%) 9.075%, 11/15/32(8)	95	96
Tranche B-1 (1 month Term SOFR + 3.000%) 7.325%, 10/9/29(8)	708	706
Epicor Software Corp. Tranche F (1 month Term SOFR + 2.750%) 7.075%, 5/30/31(8)	634	632
Icon Parent I, Inc.
(2 month Term SOFR + 3.000%) 7.315%, 11/13/31(8)	670	664
Second Lien (2 month Term SOFR + 5.000%) 9.315%, 11/12/32(8)	200	200
Indicor LLC Tranche D (3 month Term SOFR + 2.750%) 7.049%, 11/22/29(8)	1,117	1,111
Infinite Bidco LLC First Lien (3 month Term SOFR + 4.012%) 8.302%, 3/2/28(8)	731	688
ION Trading Finance Ltd. 2024, Tranche B (3 month Term SOFR + 3.500%) 7.799%, 4/1/28(8)	602	597
Javelin Buyer, Inc. (3 month Term SOFR + 3.250%) 7.563%, 12/5/31(8)	650	646
NCR Atleos Corp. Tranche B (3 month Term SOFR + 3.750%) 8.053%, 4/16/29(8)	188	188
Project Ruby Ultimate Parent Corp. Tranche B-4 (1 month Term SOFR + 3.114%) 7.439%, 3/10/28(8)	858	854
Proofpoint, Inc. 2024 (1 month Term SOFR + 3.000%) 7.325%, 8/31/28(8)	846	842
	Par Value(1)	Value

Information Technology—continued
Rocket Software, Inc. (1 month Term SOFR + 4.250%) 8.575%, 11/28/28(8)	$ 951	$ 948
Thunder Generation Funding LLC Tranche B (3 month Term SOFR + 3.000% - 3 month PRIME + 2.000%) 7.299% - 9.500%, 10/3/31(8)	776	775
UKG, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.300%, 2/10/31(8)	1,355	1,352
		15,765
Manufacturing—1.0%
Arcline FM Holdings LLC 2024 (3 month Term SOFR + 4.500%) 8.803%, 6/23/28(8)	595	591
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 8.823%, 9/28/28(8)	1,198	1,175
Cube Industrials Buyer, Inc. (3 month Term SOFR + 3.500%) 7.793%, 10/17/31(8)	490	486
Filtration Group Corp. 2025 (1 month Term SOFR + 3.000%) 7.319%, 10/21/28(8)	614	613
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 8.563%, 11/4/31(8)	693	691
LSF12 Crown U.S. Commercial Bidco LLC (1 month Term SOFR + 4.250%) 8.573%, 12/2/31(8)	1,265	1,239
Madison IAQ LLC 0.000%, 3/26/32(8)(12)	1,125	1,114
Star U.S. Bidco LLC (1 month Term SOFR + 3.750%) 8.075%, 3/17/27(8)	424	423
Titan Acquisition Ltd. (3 month Term SOFR + 4.500%) 8.785%, 2/15/29(8)	622	619
TK Elevator Midco GmbH Tranche B 0.000%, 4/30/30(8)(12)	675	672
		7,623

See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Media / Telecom - Broadcasting—0.3%
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.114%) 7.437%, 12/1/28(8)	$ 690	$ 631
Terrier Media Buyer, Inc. (3 month Term SOFR + 3.600%) 7.899%, 6/18/29(8)	815	762
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.939%, 1/31/29(8)	1,182	1,148
		2,541
Media / Telecom - Cable/Wireless Video—0.7%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.575%, 9/18/30(8)	1,214	1,193
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 8.819%, 1/18/28(8)	985	951
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.802%, 8/2/29(8)	993	977
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 7.561%, 11/12/27(8)	1,193	1,188
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 6.934%, 1/31/28(8)	1,130	1,098
		5,407
Media / Telecom - Diversified Media—0.5%
Century DE Buyer LLC Tranche B (3 month Term SOFR + 3.500%) 7.787%, 10/30/30(8)	920	919
Creative Artists Agency LLC Tranche B (1 month Term SOFR + 2.750%) 7.075%, 10/1/31(8)	658	656
EOC Borrower LLC Tranche B (3 month Term SOFR + 3.000%) 7.319%, 3/24/32(8)	510	509
McGraw-Hill Education, Inc. Tranche B (1 month Term SOFR + 3.250%) 7.575%, 8/6/31(8)	327	326
	Par Value(1)	Value

Media / Telecom - Diversified Media—continued
MH Sub I LLC 2023 (1 month Term SOFR + 4.250%) 8.575%, 5/3/28(8)	$ 630	$ 595
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.389%, 4/11/29(8)	1,040	894
		3,899
Media / Telecom - Telecommunications—0.3%
Level 3 Financing, Inc. Tranche B-3 0.000%, 3/27/32(8)(12)	940	927
Numericable U.S. LLC
Tranche B-11 (6 month LIBOR + 2.750%) 7.432%, 7/31/25(8)(13)	1,034	894
Tranche B-12 (3 month LIBOR + 3.688%) 8.370%, 1/31/26(8)(13)	163	142
		1,963
Media / Telecom - Wireless Communications—0.1%
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.939%, 3/2/29(8)	680	633
Metals / Minerals—0.0%
Arsenal AIC Parent LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 7.075%, 8/18/30(8)	291	288
Retail—0.4%
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.500%) 6.802%, 11/8/32(8)	469	465
EG America LLC Tranche B (3 month Term SOFR + 4.250%) 8.563%, 2/7/28(8)	650	649
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.500%) 6.825%, 6/11/31(8)	776	756
Petco Health & Wellness Co., Inc. First Lien (3 month Term SOFR + 3.512%) 7.811%, 3/3/28(8)	675	613
Protective Industrial Products, Inc. 0.000%, 1/17/32(8)(12)	505	485
		2,968

	Par Value(1)	Value

Service—1.8%
AAL Delaware Holdco, Inc. (1 month Term SOFR + 2.750%) 7.075%, 7/30/31(8)	$ 144	$ 143
Allied Universal Holdco LLC (1 month Term SOFR + 3.850%) 8.175%, 5/12/28(8)	756	755
Ascend Learning LLC (1 month Term SOFR + 3.000%) 7.325%, 12/11/28(8)	634	626
BIFM U.S. Finance LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 8.075%, 5/31/28(8)	467	467
Crisis Prevention Institute, Inc. 2024 (3 month Term SOFR + 4.000%) 8.299%, 4/9/31(8)	314	314
DG Investment Intermediate Holdings 2, Inc. First Lien (1 month Term SOFR + 3.864%) 8.189%, 3/31/28(8)	1,249	1,239
DXP Enterprises, Inc. 2024 (1 month Term SOFR + 3.750%) 8.075%, 10/11/30(8)	802	799
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 7.291%, 8/1/29(8)	248	248
Fugue Finance LLC (3 month Term SOFR + 3.250%) 7.496%, 1/9/32(8)	295	294
Garda World Security Corp. (1 month Term SOFR + 3.000%) 7.322%, 2/1/29(8)	762	759
Grant Thornton Advisors LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 7.075%, 6/2/31(8)	442	440
Kuehg Corp. (3 month Term SOFR + 3.250%) 7.549%, 6/12/30(8)	395	394
Lernen Bidco Ltd. Tranche B-2 (7 month Term SOFR + 4.000%) 8.310%, 10/27/31(8)	609	607
Madison Safety & Flow LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 7.075%, 9/26/31(8)	647	645
Omnia Partners LLC (3 month Term SOFR + 2.750%) 7.050%, 7/25/30(8)	735	729
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Service—continued
Sapphire Bidco B.V. Tranche B-4 (3 month Term SOFR + 2.750%) 7.046%, 5/3/28(8)	$ 327	$ 324
Sedgwick Claims Management Services, Inc. 2024 (3 month Term SOFR + 3.000%) 7.313%, 7/31/31(8)	1,008	1,004
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 8.562%, 3/4/28(8)	1,346	1,134
The Hertz Corp. 2023 (1 month Term SOFR + 3.750%) 8.072%, 6/30/28(8)	1,201	920
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 8.425%, 11/2/27(8)	734	690
WCG Intermediate Corp. Tranche B (1 month Term SOFR + 3.000%) 7.325%, 2/25/32(8)	395	391
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 7.189%, 3/24/28(8)	824	806
		13,728
Transportation - Automotive—0.5%
Belron Finance U.S. LLC 2031 (3 month Term SOFR + 2.750%) 7.052%, 10/16/31(8)	766	764
Clarios Global LP (1 month Term SOFR + 2.750%) 7.075%, 1/28/32(8)	1,100	1,082
First Brands Group LLC 2022 (3 month Term SOFR + 5.262%) 9.552%, 3/30/27(8)	936	867
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 8.302%, 10/28/27(8)	744	622
Wand NewCo 3, Inc. Tranche B-2 (1 month Term SOFR + 2.500%) 6.825%, 1/30/31(8)	509	501
		3,836
Utilities—0.2%
Cornerstone Generation LLC Tranche B 0.000%, 10/28/31(8)(12)	380	379
South Field Energy LLC
Tranche B (3 month Term SOFR + 3.250%) 7.549%, 8/29/31(8)	203	203
	Par Value(1)	Value

Utilities—continued
Tranche C (3 month Term SOFR + 3.250%) 7.549%, 8/29/31(8)	$ 13	$ 13
Waterbridge NDB Operating LLC (2 month Term SOFR + 4.000%) 8.315%, 5/10/29(8)	652	653
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.250%) 6.573%, 1/27/31(8)	579	573
		1,821
Total Leveraged Loans (Identified Cost $113,087)		110,595

	Shares
Preferred Stock—0.1%
Financials—0.1%
Capital Farm Credit ACA Series 1 144A, 5.000%(2)	525(14)	509
Total Preferred Stock (Identified Cost $525)		509

Common Stocks—0.0%
Consumer Discretionary—0.0%
ESC NMG Parent LLC(9)(15)	836	—
MYT Holding LLC Class B(9)(15)	42,729	12
West Marine(9)(15)	650	—(16)
		12
Health Care—0.0%
Lannett Co., Inc.(9)(15)	4,574	—
Total Common Stocks (Identified Cost $229)		12

Affiliated Exchange-Traded Fund—0.5%
Financials—0.5%
Virtus Newfleet ABS/MBS ETF(17)(18)	157,000	3,830
Total Affiliated Exchange-Traded Fund (Identified Cost $3,818)		3,830
Total Long-Term Investments—99.9% (Identified Cost $775,515)		767,520

	Shares	Value

Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.226%)(18)	3,999,031	$ 3,999
Total Short-Term Investment (Identified Cost $3,999)		3,999

Securities Lending Collateral—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.226%)(18)(19)	8,394,457	8,394
Total Securities Lending Collateral (Identified Cost $8,394)		8,394
TOTAL INVESTMENTS—101.5% (Identified Cost $787,908)		$779,913
Other assets and liabilities, net—(1.5)%		(11,834)
NET ASSETS—100.0%		$768,079

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $421,801 or 54.9% of net assets.
(3)	All or a portion of security is on loan.
(4)	Security in default; no interest payments are being received.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
(5)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of March 31, 2025.
(7)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(8)	Variable rate security. Rate disclosed is as of March 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(9)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(10)	No contractual maturity date.
(11)	100% of the income received was in PIK.
(12)	This loan will settle after March 31, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(13)	At March 31, 2025, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology. See the Notes to Financial Statements regarding the risk disclosure.
(14)	Value shown as par value.
(15)	Non-income producing.
(16)	Amount is less than $500 (not in thousands).
(17)	Affiliated investment. See Note 3G in Notes to Financial Statements.
(18)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(19)	Represents security purchased with cash collateral received for securities on loan.

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Country Weightings†
United States	76%
Mexico	2
Canada	2
United Kingdom	1
Ireland	1
Turkey	1
France	1
Other	16
Total	100%
† % of total investments as of March 31, 2025.
As of March 31, 2025, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
DG Investment Intermediate Holdings 2, Inc. 2024, 3/31/28	$68	$68	$67	$(1)
Grant Thornton Advisors LLC 2025, 6/02/31	20	20	20	—(1)
Hanger, Inc., 10/23/31	80	80	80	—(1)
USALCO LLC, 9/30/31	78	77	77	—(1)
Total	$246	$245	$244	$(1)

(1)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$15,751	$—	$15,751	$—
Foreign Government Securities	101,865	—	101,865	—
Mortgage-Backed Securities	159,749	—	157,747	2,002
Asset-Backed Securities	100,985	—	100,985	—
Corporate Bonds and Notes	274,224	—	274,218	6(1)
Leveraged Loans	110,595	—	110,587	8
Equity Securities:
Preferred Stock	509	—	509	—
Common Stocks	12	—	—	12(1)
Affiliated Exchange-Traded Fund	3,830	3,830	—	—
Money Market Mutual Fund	3,999	3,999	—	—
Securities Lending Collateral	8,394	8,394	—	—
Total Investments	$779,913	$16,223	$761,662	$2,028

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2025.
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.8%
U.S. Treasury Notes
0.250%, 5/31/25	$ 60,510	$ 60,105
1.625%, 2/15/26	92,090	90,125
4.375%, 8/15/26	61,245	61,563
2.750%, 5/31/29	54,220	51,786
Total U.S. Government Securities (Identified Cost $261,656)		263,579

Foreign Government Securities—4.4%
Arab Republic of Egypt
144A 7.600%, 3/1/29(1)	5,032	4,777
144A 8.625%, 2/4/30(1)	3,100	2,996
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(2)(3)	1,584	248
RegS 7.750%, 10/13/19(2)(3)	4,851	786
Bolivia Government RegS 4.500%, 3/20/28(3)	316	207
Dominican Republic
144A 5.500%, 2/22/29(1)	2,312	2,277
144A 7.050%, 2/3/31(1)	2,200	2,275
144A 6.950%, 3/15/37(1)	1,361	1,375
Federal Republic of Ethiopia 144A 6.625%, 12/11/25(1)(2)	2,310	1,975
Federative Republic of Brazil
3.875%, 6/12/30	2,264	2,094
6.000%, 10/20/33	3,720	3,616
Honduras Government RegS 5.625%, 6/24/30(3)	3,885	3,491
Hungary Government International Bond 144A 6.125%, 5/22/28(1)	6,522	6,680
Islamic Republic of Pakistan 144A 6.875%, 12/5/27(1)	2,291	2,085
Kingdom of Bahrain 144A 6.750%, 9/20/29(1)	4,350	4,429
Kingdom of Jordan
144A 7.500%, 1/13/29(1)	1,025	1,022
144A 5.850%, 7/7/30(1)	1,473	1,359
Republic of Angola
144A 8.250%, 5/9/28(1)	2,812	2,613
144A 8.000%, 11/26/29(1)	1,200	1,060
	Par Value	Value

Foreign Government Securities—continued
Republic of Argentina 0.750%, 7/9/30(4)	$ 10,452	$ 7,598
Republic of Armenia 144A 3.950%, 9/26/29(1)	1,226	1,097
Republic of Chile 2.450%, 1/31/31	1,526	1,340
Republic of Colombia
3.000%, 1/30/30	7,102	6,033
8.000%, 11/14/35	604	608
7.750%, 11/7/36	2,250	2,203
3.875%, 2/15/61	1,975	1,028
Republic of Ecuador RegS 6.900%, 7/31/30(3)(4)	2,954	1,755
Republic of El Salvador 144A 8.625%, 2/28/29(1)	3,685	3,766
Republic of Gabon 144A 6.625%, 2/6/31(1)	2,318	1,803
Republic of Ghana 144A 5.000%, 7/3/29(1)(4)	2,991	2,600
Republic of Guatemala 144A 5.250%, 8/10/29(1)	1,127	1,109
Republic of Ivory Coast
144A 6.375%, 3/3/28(1)	1,573	1,575
144A 7.625%, 1/30/33(1)	2,104	2,043
144A 8.075%, 4/1/36(1)	1,602	1,536
Republic of Kenya 144A 9.750%, 2/16/31(1)	2,240	2,184
Republic of Mozambique 144A 9.000%, 9/15/31(1)(4)	2,244	1,823
Republic of Nigeria
144A 6.125%, 9/28/28(1)	1,861	1,697
144A 9.625%, 6/9/31(1)	2,235	2,199
Republic of Panama 3.875%, 3/17/28	2,874	2,734
Republic of Paraguay 144A 4.950%, 4/28/31(1)(5)	1,825	1,774
Republic of Peru
2.783%, 1/23/31	6,204	5,455
5.375%, 2/8/35	2,270	2,222
Republic of Philippines 4.375%, 3/5/30	6,185	6,092
Republic of Poland
4.625%, 3/18/29	3,242	3,238
4.875%, 2/12/30	2,000	2,015
5.375%, 2/12/35	1,888	1,894
Republic of Senegal RegS 7.750%, 6/10/31(3)	1,553	1,295
Republic of Serbia 144A 6.250%, 5/26/28(1)(5)	2,468	2,516
	Par Value	Value

Foreign Government Securities—continued
Republic of South Africa
5.875%, 6/22/30	$ 6,959	$ 6,773
144A 7.100%, 11/19/36(1)	1,846	1,791
Republic of Sri Lanka
144A 4.000%, 4/15/28(1)	372	349
144A 3.100%, 1/15/30(1)(4)	599	528
144A 3.350%, 3/15/33(1)(4)	614	479
144A 3.600%, 6/15/35(1)(4)	414	280
144A 3.600%, 2/15/38(1)(4)	575	451
Republic of Turkiye
9.125%, 7/13/30	6,733	7,325
7.125%, 2/12/32	4,538	4,461
Republic of Zambia 144A 5.750%, 6/30/33(1)(4)	1,700	1,478
Republica Orient Uruguay 4.375%, 1/23/31	5,700	5,603
Romania Government International Bond
144A 5.875%, 1/30/29(1)	5,079	5,045
144A 7.125%, 1/17/33(1)	1,322	1,345
Saudi International Bond
144A 4.750%, 1/18/28(1)	6,500	6,523
144A 5.375%, 1/13/31(1)	3,616	3,706
144A 5.625%, 1/13/35(1)	2,237	2,296
State of Qatar 144A 3.750%, 4/16/30(1)	6,553	6,350
Trinidad & Tobago Government International Bond
144A 4.500%, 8/4/26(1)(5)	1,107	1,087
144A 5.950%, 1/14/31(1)	655	639
RegS 5.950%, 1/14/31(3)	3,540	3,456
Ukraine Government Bond
144A 1.750%, 2/1/35(1)(4)	1,890	983
144A 1.750%, 2/1/36(1)(4)	1,266	649
RegS 1.750%, 2/1/35(3)(4)	1,992	1,036
RegS 0.000%, 2/1/36(3)(4)	2,420	1,325
United Mexican States
5.000%, 5/7/29	4,353	4,318
6.000%, 5/13/30	2,993	3,059
6.875%, 5/13/37	6,675	6,842
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
Uzbekistan International Bond 144A 7.850%, 10/12/28(1)	$ 6,350	$ 6,622
Total Foreign Government Securities (Identified Cost $204,837)		203,396

Mortgage-Backed Securities—24.0%
Agency—3.7%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	31,926	32,830
Pool #SD3238 5.500%, 12/1/52	2,531	2,534
Pool #SD8350 6.000%, 8/1/53	9,274	9,425
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	6	6
Pool #725762 6.000%, 8/1/34	35	36
Pool #773385 5.500%, 5/1/34	43	44
Pool #800267 5.500%, 12/1/34	11	11
Pool #806318 5.500%, 11/1/34	97	99
Pool #808018 5.500%, 1/1/35	59	60
Pool #889578 6.000%, 4/1/38	27	28
Pool #890710 3.000%, 2/1/31	1,659	1,612
Pool #941322 6.000%, 7/1/37	4	4
Pool #AC6992 5.000%, 12/1/39	733	739
Pool #AD3841 4.500%, 4/1/40	836	826
Pool #AD4224 5.000%, 8/1/40	962	971
Pool #AD6058 4.000%, 8/1/25	35	35
Pool #AE4799 4.000%, 10/1/40	10	10
Pool #AH4009 4.000%, 3/1/41	1,140	1,097
Pool #AI2472 4.500%, 5/1/41	708	698
Pool #AO5149 3.000%, 6/1/27	54	53
Pool #AS6515 4.000%, 1/1/46	1,535	1,454
Pool #FS4438 5.000%, 11/1/52	11,161	10,971
	Par Value	Value

Agency—continued
Pool #FS8791 6.000%, 8/1/54	$ 10,345	$ 10,556
Pool #MA4785 5.000%, 10/1/52	9,976	9,806
Pool #MA4805 4.500%, 11/1/52	21,057	20,179
Pool #MA5072 5.500%, 7/1/53	26,683	26,683
Pool #MA5139 6.000%, 9/1/53	39,364	39,988
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	3	3
		170,758
Non-Agency—20.3%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(1)(6)	13,988	14,138
ADMT 2024-NQM6, A1 144A 5.666%, 1/25/70(1)(6)	7,558	7,574
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(6)	3,739	3,560
2021-A, A1 144A 1.065%, 9/25/65(1)(6)	6,508	5,757
2022-B, A1 144A 3.500%, 3/27/62(1)(6)	13,031	12,494
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(1)	9,519	9,499
AMSR Trust
2020-SFR2, D 144A 3.282%, 7/17/37(1)	1,680	1,667
2021-SFR2, C 144A 1.877%, 8/17/38(1)	4,535	4,342
2021-SFR3, D 144A 2.177%, 10/17/38(1)	6,675	6,359
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(1)(6)	2,220	2,103
2021-3, A2 144A 1.305%, 5/25/66(1)(6)	1,488	1,279
2021-5, A1 144A 0.951%, 7/25/66(1)(6)	5,355	4,619
2021-8, A1 144A 1.820%, 11/25/66(1)(6)	8,277	7,333
2022-5, A1 144A 4.500%, 5/25/67(1)(6)	4,395	4,333
2023-1, A1 144A 4.750%, 9/26/67(1)(6)	3,575	3,544
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(6)	3,676	3,573
	Par Value	Value

Non-Agency—continued
2019-2, A1 144A 3.347%, 4/25/49(1)(6)	$ 2,189	$ 2,108
2022-1, A1B 144A 3.269%, 12/25/56(1)(6)	4,252	3,904
Banc of America Funding Trust 2004-D, 5A1 5.130%, 1/25/35(6)	646	636
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 5.239%, 3/15/37(1)(6)	10,930	10,357
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	4,235	4,260
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 6.217%, 4/15/37(1)(6)	14,100	14,103
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(6)	924	898
BX Commercial Mortgage Trust
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 6.280%, 2/15/39(1)(6)	7,987	7,955
2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.711%, 3/15/41(1)(6)	7,385	7,396
BX Trust
2019-OC11, A 144A 3.202%, 12/9/41(1)	1,665	1,537
2019-OC11, B 144A 3.605%, 12/9/41(1)	5,000	4,637
2019-OC11, D 144A 3.944%, 12/9/41(1)(6)	7,699	7,059
2022-CLS, A 144A 5.760%, 10/13/27(1)	17,112	17,312
2025-ROIC, C (1 month Term SOFR + 1.543%, Cap N/A, Floor 1.543%) 144A 5.862%, 3/15/30(1)(6)	1,000	994
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 6.939%, 9/15/38(1)(6)	6,645	6,657
Chase Home Lending Mortgage Trust 2023-RPL1, A1 144A 3.500%, 6/25/62(1)(6)	6,933	6,416
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(6)	$ 3,312	$ 3,035
2016-SH2, M2 144A 3.749%, 12/25/45(1)(6)	5,014	4,634
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(6)	4,183	3,932
Citigroup Mortgage Loan Trust, Inc.
2013-A, A 144A 3.000%, 5/25/42(1)(6)	1,897	1,743
2018-RP1, A1 144A 3.000%, 9/25/64(1)(6)	1,757	1,719
2019-RP1, A1 144A 3.500%, 1/25/66(1)(6)	2,895	2,814
2025-INV1, A2 144A 6.000%, 1/25/55(1)(6)	7,766	7,841
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, 2/25/67(1)(6)	11,183	10,796
2022-4, A1 144A 4.301%, 3/25/67(1)(6)	6,147	6,073
2022-5, A1 144A 4.550%, 4/25/67(1)(6)	12,812	12,747
2023-3, A1 144A 7.180%, 9/25/68(1)(6)	7,244	7,346
2023-4, A1 144A 7.163%, 10/25/68(1)(6)	1,482	1,504
2024-5, A1 144A 5.123%, 8/25/69(1)(6)	10,163	10,100
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(1)	13,465	13,330
2015-CR24, AM 4.028%, 8/10/48(6)	7,481	7,424
CoreVest American Finance Trust
2020-3, A 144A 1.358%, 8/15/53(1)	1,728	1,683
2022-1, A 144A 4.744%, 6/17/55(1)(6)	5,530	5,551
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(1)(6)	11,588	11,236
2020-NQM1, A1 144A 2.208%, 5/25/65(1)(6)	1,729	1,634
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(6)	9,275	8,293
Deephaven Residential Mortgage Trust
2021-4, A1 144A 1.931%, 11/25/66(1)(6)	5,150	4,515
2022-1, A1 144A 2.205%, 1/25/67(1)(6)	5,076	4,561
	Par Value	Value

Non-Agency—continued
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(6)	$ 774	$ 732
2020-2, A1 144A 1.178%, 10/25/65(1)(6)	3,523	3,287
2021-1, A2 144A 1.003%, 2/25/66(1)(6)	801	693
2022-1, A1 144A 2.206%, 1/25/67(1)(6)	4,254	3,699
Fashion Show Mall LLC 2024-SHOW, A 144A 4.764%, 10/10/41(1)(6)	10,220	10,225
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(1)	7,260	6,973
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(1)(6)	525	478
2019-2, A52 144A 3.500%, 6/25/59(1)(6)	2,827	2,566
GCAT Trust
2021-NQM6, A1 144A 1.855%, 8/25/66(1)(6)	6,095	5,490
2023-NQM2, A1 144A 5.837%, 11/25/67(1)(6)	9,949	9,947
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(6)	2,630	2,409
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(6)	7,549	7,585
Hudson Yards Mortgage Trust 2025-SPRL, A 144A 5.467%, 1/13/40(1)(6)	4,620	4,700
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(1)(6)	8,605	8,508
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.451%, 1/25/63(1)(6)	7,823	7,630
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(1)(6)	550	514
2014-5, B1 144A 2.681%, 10/25/29(1)(6)	1,882	1,775
2014-5, B2 144A 2.681%, 10/25/29(1)(6)	886	831
2015-1, AM1 144A 5.649%, 12/25/44(1)(6)	499	488
2015-5, A2 144A 5.866%, 5/25/45(1)(6)	609	606
	Par Value	Value

Non-Agency—continued
2017-3, 2A2 144A 2.500%, 8/25/47(1)(6)	$ 1,386	$ 1,217
2017-5, A1 144A 5.011%, 10/26/48(1)(6)	1,000	1,007
2018-7FRB, A2 (1 month Term SOFR + 0.864%) 144A 5.185%, 4/25/46(1)(6)	4,347	4,262
2024-CES1, A1A 144A 5.919%, 6/25/54(1)(6)	8,240	8,262
2025-CES1, A1 144A 5.666%, 5/25/55(1)(6)	10,291	10,337
2025-CES2, A1 144A 5.592%, 6/25/55(1)(7)	10,400	10,411
LHOME Mortgage Trust
2022-RTL3, A1 144A 8.150%, 11/25/27(1)(6)	5,594	5,635
2024-RTL1, A1 144A 7.017%, 1/25/29(1)(6)	5,775	5,837
MetLife Securitization Trust
2017-1A, M1 144A 3.435%, 4/25/55(1)(6)	7,930	7,045
2018-1A, A 144A 3.750%, 3/25/57(1)(6)	12,100	11,649
2019-1A, A1A 144A 3.750%, 4/25/58(1)(6)	3,245	3,181
MFA Trust
2022-INV1, A1 144A 3.907%, 4/25/66(1)(6)	7,958	7,847
2022-INV2, A1 144A 4.950%, 7/25/57(1)(6)	2,497	2,484
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(6)	3,156	3,045
2024-NQM2, A1 144A 5.272%, 8/25/69(1)(6)	9,580	9,538
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(6)	1,162	1,091
2021-INV1, A1 144A 0.852%, 1/25/56(1)(6)	542	520
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(6)	2,973	2,921
2019-1, M2 144A 3.500%, 10/25/69(1)(6)	12,131	10,991
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(6)	2,516	2,392
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	12,180	12,724
Morgan Stanley Residential Mortgage Loan Trust
2014-1A, B2 144A 5.887%, 6/25/44(1)(6)	1,093	1,093
2024-INV4, A1 144A 6.000%, 9/25/54(1)(6)	5,410	5,441
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(6)	$ 2,686	$ 2,592
2015-2A, A1 144A 3.750%, 8/25/55(1)(6)	2,277	2,197
2016-3A, A1 144A 3.750%, 9/25/56(1)(6)	1,504	1,441
2016-4A, A1 144A 3.750%, 11/25/56(1)(6)	1,837	1,750
2017-2A, A3 144A 4.000%, 3/25/57(1)(6)	7,482	7,253
2018-2A, A1 144A 4.500%, 2/25/58(1)(6)	4,121	4,059
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(6)	1,980	1,882
2024-NQM3, A1 144A 5.466%, 11/25/64(1)(6)	5,620	5,620
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(6)	2,842	2,728
2016-2A, A1 144A 3.750%, 11/26/35(1)(6)	2,806	2,701
2018-1A, A1A 144A 4.000%, 12/25/57(1)(6)	5,323	5,162
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(6)	8,538	7,278
NYMT Loan Trust
2022-CP1, A1 144A 2.042%, 7/25/61(1)	3,285	3,035
2024-CP1, A1 144A 3.750%, 2/25/68(1)(6)	3,502	3,234
OBX Trust
2022-NQM1, A1 144A 2.305%, 11/25/61(1)(6)	3,341	2,961
2023-NQM10, A1 144A 6.465%, 10/25/63(1)(6)	7,573	7,652
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(6)	3,187	3,222
2023-NQM9, A1 144A 7.159%, 10/25/63(1)(6)	3,353	3,417
2024-HYB1, A1 144A 3.646%, 3/25/53(1)(6)	6,414	6,284
2024-HYB2, A1 144A 3.665%, 4/25/53(1)(6)	8,729	8,619
2024-NQM1, A1 144A 5.928%, 11/25/63(1)(6)	4,271	4,286
2024-NQM3, A1 144A 6.129%, 12/25/63(1)(6)	7,559	7,609
2024-NQM9, A1 144A 6.030%, 1/25/64(1)(6)	8,402	8,460
2025-NQM4, A1 144A 5.400%, 2/25/55(1)(6)	10,202	10,174
2018-1, A2 (1 month Term SOFR + 0.764%) 144A 5.085%, 6/25/57(1)(6)	1,448	1,416
	Par Value	Value

Non-Agency—continued
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(1)(6)	$ 2,744	$ 2,729
PMT Loan Trust 2024-INV2, A1 144A 6.000%, 12/25/59(1)(6)	4,704	4,743
PRET Trust 2025-NPL1, A1 144A 6.063%, 2/25/55(1)(6)	11,631	11,659
PRKCM Trust 2022-AFC1, A1A 144A 4.100%, 4/25/57(1)(6)	2,905	2,862
Progress Residential Trust
2021-SFR3, D 144A 2.288%, 5/17/26(1)	11,130	10,826
2021-SFR5, D 144A 2.109%, 7/17/38(1)	2,500	2,410
Provident Funding Mortgage Trust 2025-1, A3 144A 5.500%, 2/25/55(1)(6)	5,888	5,877
PRPM LLC 2024-RPL1, A1 144A 4.200%, 12/25/64(1)(6)	2,988	2,921
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(1)(6)	3,157	2,736
2023-CES1, A1A 144A 6.515%, 6/25/43(1)(6)	11,939	12,013
2023-CES2, A1A 144A 6.808%, 9/25/43(1)(6)	5,831	5,895
2024-CES9, A1A 144A 5.582%, 12/25/44(1)(6)	7,339	7,362
Residential Mortgage Loan Trust 2020-1, A1 144A 2.376%, 1/26/60(1)(6)	372	367
RFR Trust 2025-SGRM, A 144A 5.562%, 3/11/41(1)(6)	2,130	2,145
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(1)	2,735	2,756
2024-CNTR, C 144A 6.471%, 11/13/41(1)	7,605	7,846
Sequoia Mortgage Trust 2013-8, B1 3.480%, 6/25/43(6)	1,002	970
SG Residential Mortgage Trust 2021-1, A1 144A 1.160%, 7/25/61(1)(6)	14,445	11,677
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(1)(6)	372	354
2021-3, A1 144A 1.127%, 6/25/56(1)(6)	7,720	6,662
	Par Value	Value

Non-Agency—continued
THPT Mortgage Trust 2023-THL, A 144A 6.994%, 12/10/34(1)(6)	$ 11,421	$ 11,643
Towd Point Mortgage Trust
2015-6, B2 144A 3.814%, 4/25/55(1)(6)	9,529	8,842
2016-4, B1 144A 4.007%, 7/25/56(1)(6)	8,095	7,759
2017-1, M1 144A 3.750%, 10/25/56(1)(6)	9,647	9,407
2018-2, A2 144A 3.500%, 3/25/58(1)(6)	12,525	12,031
2018-6, A1A 144A 3.750%, 3/25/58(1)(6)	1,411	1,394
2018-6, A1B 144A 3.750%, 3/25/58(1)(6)	1,705	1,629
2019-2, A2 144A 3.750%, 12/25/58(1)(6)	925	835
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 6.035%, 5/25/58(1)(6)	4,045	4,068
2020-MH1, A2 144A 2.500%, 2/25/60(1)(6)	12,111	11,458
2021-1, A2 144A 2.750%, 11/25/61(1)(6)	12,970	10,809
2024-1, A1 144A 4.780%, 3/25/64(1)(6)	14,217	14,352
2017-6, A2 144A 3.000%, 10/25/57(1)(6)	11,390	10,708
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(1)	5,243	4,883
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	6,490	6,283
Verus Securitization Trust
2021-2, A1 144A 1.031%, 2/25/66(1)(6)	3,566	3,161
2022-4, A1 144A 4.474%, 4/25/67(1)(6)	10,523	10,468
2022-5, A1 144A 3.800%, 4/25/67(1)(6)	14,802	14,108
2022-7, A1 144A 5.152%, 7/25/67(1)(6)	9,696	9,651
2023-1, A1 144A 5.850%, 12/25/67(1)(6)	3,806	3,804
2023-8, A1 144A 6.259%, 12/25/68(1)(6)	7,451	7,505
2024-3, A1 144A 6.338%, 4/25/69(1)(6)	1,258	1,273
2020-1, A1 144A 3.417%, 1/25/60(1)(6)	2,017	1,975
2020-4, A1 144A 2.502%, 5/25/65(1)(6)	2,054	2,003
2021-R1, A1 144A 0.820%, 10/25/63(1)(6)	1,950	1,873
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(6)	$ 1,130	$ 1,103
2021-1R, A1 144A 1.280%, 5/25/56(1)	4,661	4,291
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(6)	2,137	1,818
		927,956
Total Mortgage-Backed Securities (Identified Cost $1,122,636)		1,098,714

Asset-Backed Securities—27.6%
Automobiles—12.1%
ACM Auto Trust
2023-2A, A 144A 7.970%, 6/20/30(1)	1,011	1,013
2024-2A, A 144A 6.060%, 2/20/29(1)	3,385	3,393
2025-1A, A 144A 5.380%, 6/20/29(1)	2,806	2,810
American Credit Acceptance Receivables Trust
2022-1, E 144A 3.640%, 3/13/28(1)	12,490	12,417
2024-1, C 144A 5.630%, 1/14/30(1)	7,935	7,974
2024-4, C 144A 4.910%, 8/12/31(1)	8,335	8,326
2025-1, C 144A 5.090%, 8/12/31(1)	13,200	13,252
American Heritage Auto Receivables Trust 2024-1A, A3 144A 4.900%, 9/17/29(1)	4,360	4,390
Arivo Acceptance Auto Loan Receivables Trust
2022-1A, B 144A 4.770%, 6/15/28(1)	6,200	6,145
2022-2A, A 144A 6.900%, 1/16/29(1)	3,048	3,074
Avid Automobile Receivables Trust 2021-1, D 144A 1.990%, 4/17/28(1)	649	647
Avis Budget Rental Car Funding LLC
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	9,205	9,037
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(1)	1,870	1,800
	Par Value	Value

Automobiles—continued
(AESOP) 2021-1A, D 144A 3.710%, 8/20/27(1)	$ 11,500	$ 11,071
(AESOP) 2021-1A, D 144A 4.080%, 2/20/28(1)	3,815	3,612
(AESOP) 2022-5A, A 144A 6.120%, 4/20/27(1)	6,383	6,458
(AESOP) 2022-5A, C 144A 6.240%, 4/20/27(1)	4,650	4,665
(AESOP) 2023-2A, C 144A 6.180%, 10/20/27(1)	3,500	3,517
(AESOP) 2023-3A, D 144A 7.320%, 2/20/28(1)	4,000	4,003
(AESOP) 2024-1A, A 144A 5.360%, 6/20/30(1)	8,050	8,216
BOF URSA VI Funding Trust I 2023-CAR2, A2 144A 5.542%, 10/27/31(1)	832	835
Bridgecrest Lending Auto Securitization Trust 2025-1, C 5.150%, 12/17/29	9,650	9,743
Carvana Auto Receivables Trust
2020-P1, C 1.320%, 11/9/26	2,250	2,204
2021-N2, C 1.070%, 3/10/28	927	896
2021-N3, D 1.580%, 6/12/28	2,358	2,273
2021-P3, B 1.420%, 8/10/27	4,590	4,364
2022-N1, C 144A 3.320%, 12/11/28(1)	628	616
2022-N1, D 144A 4.130%, 12/11/28(1)	4,486	4,434
2023-N1, C 144A 5.920%, 7/10/29(1)	3,044	3,081
2023-N4, C 144A 6.590%, 2/11/30(1)	4,970	5,131
CIG Auto Receivables Trust 2021-1A, D 144A 2.110%, 4/12/27(1)	1,465	1,459
Consumer Portfolio Services Auto Trust 2025-A, C 144A 5.250%, 4/15/31(1)	3,750	3,759
CPS Auto Receivables Trust
2023-D, C 144A 7.170%, 1/15/30(1)	3,549	3,635
2024-A, C 144A 5.740%, 4/15/30(1)	2,455	2,480
	Par Value	Value

Automobiles—continued
2024-C, C 144A 5.760%, 10/15/30(1)	$ 6,810	$ 6,906
Credit Acceptance Auto Loan Trust
2022-1A, A 144A 4.600%, 6/15/32(1)	727	726
2023-2A, A 144A 5.920%, 5/16/33(1)	2,080	2,091
2024-1A, A 144A 5.680%, 3/15/34(1)	8,404	8,507
Drive Auto Receivables Trust 2024-1, C 5.430%, 11/17/31	5,680	5,765
DT Auto Owner Trust
2021-1A, D 144A 1.160%, 11/16/26(1)	1,400	1,393
2022-2A, D 144A 5.460%, 3/15/28(1)	7,500	7,527
2023-1A, D 144A 6.440%, 11/15/28(1)	1,741	1,768
Exeter Automobile Receivables Trust
2020-3A, E 144A 3.440%, 8/17/26(1)	1,745	1,740
2022-3A, C 5.300%, 9/15/27	6,101	6,109
2023-2A, B 5.610%, 9/15/27	4,018	4,025
2023-3A, D 6.680%, 4/16/29	3,723	3,808
2023-5A, B 6.580%, 4/17/28	5,718	5,769
2024-2A, C 5.740%, 5/15/29	10,237	10,370
2024-5A, B 4.480%, 4/16/29	3,505	3,496
FHF Issuer Trust 2024-1A, A2 144A 5.690%, 2/15/30(1)	3,556	3,593
FHF Trust
2022-1A, B 144A 5.390%, 5/15/28(1)	5,260	5,260
2022-2A, B 144A 6.570%, 1/16/29(1)	8,847	8,952
2023-1A, A2 144A 6.570%, 6/15/28(1)	1,128	1,140
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(1)	34	34
2021-2A, C 144A 1.470%, 11/15/27(1)	6,395	6,296
2022-1A, C 144A 3.130%, 5/15/28(1)	5,745	5,679
Flagship Credit Auto Trust
2023-1, D 144A 6.460%, 5/15/29(1)	3,460	3,479
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2024-1, B 144A 5.630%, 4/16/29(1)	$ 6,139	$ 6,228
2024-1, C 144A 5.790%, 2/15/30(1)	5,600	5,694
2024-3, B 144A 5.350%, 7/16/29(1)	1,900	1,917
2024-3, C 144A 5.410%, 9/16/30(1)	5,690	5,727
Foursight Capital Automobile Receivables Trust
2022-1, B 144A 2.150%, 5/17/27(1)	831	829
2023-1, A3 144A 5.390%, 12/15/27(1)	92	92
2023-2, A2 144A 5.990%, 5/15/28(1)	2,374	2,388
2024-1, C 144A 5.770%, 11/15/29(1)	5,000	5,083
GLS Auto Receivables Issuer Trust
2020-3A, E 144A 4.310%, 7/15/27(1)	2,670	2,669
2021-3A, E 144A 3.200%, 10/16/28(1)	13,050	12,738
2022-1A, C 144A 3.190%, 2/16/27(1)	1,199	1,197
2022-2A, C 144A 5.300%, 4/17/28(1)	1,784	1,785
2022-2A, D 144A 6.150%, 4/17/28(1)	9,075	9,184
2023-1A, B 144A 6.190%, 6/15/27(1)	865	866
2024-2A, C 144A 6.030%, 2/15/30(1)	5,445	5,556
2024-3A, C 144A 5.210%, 2/18/31(1)	5,700	5,728
2025-1A, D 144A 5.610%, 11/15/30(1)	2,500	2,534
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(1)	4,400	4,504
2023-2A, A3 144A 6.380%, 2/15/29(1)	1,725	1,771
2024-2A, A2 144A 5.580%, 6/17/30(1)	4,933	4,992
2024-3A, B 144A 5.640%, 8/15/30(1)	1,660	1,705
2024-3A, C 144A 5.920%, 8/15/30(1)	3,483	3,575
2025-1A, A2 144A 4.710%, 4/15/30(1)	6,000	6,021
2025-1A, B 144A 5.040%, 2/15/31(1)	1,425	1,435
GM Financial Consumer Automobile Receivables Trust 2023-4, A2A 5.890%, 11/16/26	1,037	1,039
	Par Value	Value

Automobiles—continued
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(1)	$ 4,018	$ 4,066
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	2,705	2,689
2022-1A, A 144A 5.210%, 6/15/27(1)	3,068	3,072
2023-1A, D 144A 7.300%, 6/17/30(1)	2,570	2,631
2023-3A, D 144A 6.920%, 12/16/30(1)	3,000	3,098
2024-3A, C 144A 4.930%, 3/15/30(1)	6,065	6,012
2025-1A, C 144A 5.110%, 7/15/30(1)	3,130	3,146
Lendbuzz Auto Receivables Trust 0.000%, 6/17/30(6)(7)	6,720	6,720
Lendbuzz Securitization Trust
2023-2A, A2 144A 7.090%, 10/16/28(1)	3,584	3,649
2024-1A, A2 144A 6.190%, 8/15/29(1)	3,010	3,041
2024-2A, A2 144A 5.990%, 5/15/29(1)	5,395	5,447
2024-3A, A2 144A 4.970%, 10/15/29(1)	4,345	4,349
2025-1A, A2 144A 5.100%, 10/15/30(1)	5,325	5,331
2025-1A, B 144A 5.470%, 11/15/30(1)	4,750	4,798
Lobel Automobile Receivables Trust 2023-1, B 144A 7.050%, 9/15/28(1)	5,818	5,839
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(1)	6,425	6,483
OCCU Auto Receivables Trust 2023-1A, A2 144A 6.230%, 4/15/27(1)	1,546	1,549
OneMain Direct Auto Receivables Trust
2021-1A, B 144A 1.260%, 7/14/28(1)	17,610	17,173
2022-1A, C 144A 5.310%, 6/14/29(1)	7,485	7,476
Oscar U.S. Funding XIII LLC 2021-2A, A4 144A 1.270%, 9/11/28(1)	3,410	3,352
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(1)	5,770	5,819
	Par Value	Value

Automobiles—continued
Prestige Auto Receivables Trust
2023-2A, B 144A 6.640%, 12/15/27(1)	$ 6,376	$ 6,449
2024-2A, C 144A 4.730%, 10/15/29(1)	4,860	4,839
SAFCO Auto Receivables Trust
2024-1A, B 144A 6.310%, 11/20/28(1)	3,225	3,251
2024-1A, C 144A 6.960%, 1/18/30(1)	3,770	3,836
Santander Drive Auto Receivables Trust 2023-1, B 4.980%, 2/15/28	2,553	2,555
Tricolor Auto Securitization Trust
2023-1A, C 144A 7.240%, 2/16/27(1)	2,462	2,466
2024-2A, C 144A 6.930%, 4/17/28(1)	3,355	3,418
2024-3A, C 144A 5.730%, 12/15/28(1)	2,750	2,774
United Auto Credit Securitization Trust
2023-1, C 144A 6.280%, 7/10/28(1)	2,040	2,043
2023-1, D 144A 8.000%, 7/10/28(1)	7,750	7,817
2024-1, C 144A 7.060%, 10/10/29(1)	8,905	9,003
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	9,585	9,707
Veros Auto Receivables Trust 2023-1, B 144A 7.170%, 11/15/28(1)	10,000	10,130
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(1)	4,084	4,050
2023-1A, C 144A 5.740%, 8/15/28(1)	1,415	1,427
2024-2A, B 144A 5.620%, 3/15/30(1)	11,590	11,752
		551,677
Collateralized Loan Obligation—0.3%
GoldenTree Loan Management U.S. CLO 9 Ltd. 2021-9A, AR (3 month Term SOFR + 1.500%, Cap N/A, Floor 1.500%) 144A 5.793%, 4/20/37(1)(6)	13,670	13,707
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Consumer Loans—1.4%
ACHV ABS Trust 2025-1PL, B 144A 5.040%, 4/26/32(1)	$ 5,087	$ 5,077
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(1)	7,678	7,737
Lendingpoint Asset Securitization Trust 2022-B, A 144A 4.770%, 10/15/29(1)	97	97
Marlette Funding Trust
2023-2A, B 144A 6.540%, 6/15/33(1)	916	920
2024-1A, B 144A 6.070%, 7/17/34(1)	6,680	6,756
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(1)	8,765	8,808
Oportun Issuance Trust
2021-C, A 144A 2.180%, 10/8/31(1)	10,707	10,457
2024-1A, A 144A 6.334%, 4/8/31(1)	1,186	1,187
2025-A, A 144A 5.010%, 2/8/33(1)	8,580	8,581
Reach ABS Trust
2023-1A, B 144A 7.330%, 2/18/31(1)	6,095	6,134
2024-1A, B 144A 6.290%, 2/18/31(1)	4,250	4,311
2025-1A, A 144A 4.960%, 8/16/32(1)	4,167	4,167
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(1)	388	385
		64,617
Credit Card—0.2%
Mission Lane Credit Card Master Trust 2023-B, A 144A 7.690%, 11/15/28(1)	7,720	7,748
Equipment—0.6%
CCG Receivables Trust 2022-1, C 144A 4.670%, 7/16/29(1)	3,750	3,745
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(1)	9,626	8,891
Post Road Equipment Finance 2022-1A, B 144A 5.150%, 1/16/29(1)	9,548	9,531
	Par Value	Value

Equipment—continued
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(1)	$ 3,197	$ 3,213
		25,380
Other—13.0%
Affirm Asset Securitization Trust
2024-B, A 144A 4.620%, 9/15/29(1)	2,500	2,495
2024-X2, A 144A 5.220%, 12/17/29(1)	928	928
ALLO Issuer LLC 2025-1A, A2 144A 5.528%, 4/20/55(1)	8,050	8,092
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(1)	1,341	1,357
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	11,135	11,447
Aqua Finance Trust
2019-A, A 144A 3.140%, 7/16/40(1)	1,195	1,149
2019-A, C 144A 4.010%, 7/16/40(1)	10,868	10,413
2020-AA, B 144A 2.790%, 7/17/46(1)	1,850	1,733
2024-A, B 144A 5.060%, 4/18/50(1)	8,320	8,153
BHG Securitization Trust
2021-B, B 144A 1.670%, 10/17/34(1)	7,121	6,946
2023-B, A 144A 6.920%, 12/17/36(1)	1,336	1,390
Blue Owl Asset Leasing Trust LLC 2024-1A, A2 144A 5.050%, 3/15/29(1)	7,035	7,046
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(1)	9,365	9,403
Business Jet Securities LLC
2024-1A, A 144A 6.197%, 5/15/39(1)	8,574	8,733
2024-2A, A 144A 5.364%, 9/15/39(1)	2,788	2,769
BXG Receivables Note Trust
2020-A, B 144A 2.490%, 2/28/36(1)	1,940	1,839
2022-A, B 144A 4.610%, 9/28/37(1)	1,530	1,514
2023-A, A 144A 5.770%, 11/15/38(1)	4,677	4,756
	Par Value	Value

Other—continued
Castlelake Aircraft Structured Trust 2025-1A, A 144A 5.783%, 2/15/50(1)	$ 10,829	$ 10,891
CCG Receivables Trust
2023-1, A2 144A 5.820%, 9/16/30(1)	1,858	1,867
2024-1, B 144A 5.080%, 3/15/32(1)	3,085	3,103
2025-1, C 144A 4.890%, 10/14/32(1)	2,390	2,396
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	8,095	7,988
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(1)	4,402	4,446
CoreVest American Finance Trust 2018-1, D 144A 4.920%, 6/15/51(1)	10,348	10,251
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(1)	5,566	5,590
2023-2, B 144A 6.410%, 5/15/34(1)	2,800	2,851
2025-1, B 144A 4.980%, 8/15/35(1)	11,370	11,396
Diamond Resorts Owner Trust
2021-1A, A 144A 1.510%, 11/21/33(1)	632	623
2021-1A, B 144A 2.050%, 11/21/33(1)	283	279
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(1)	6,611	6,811
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(1)	11,514	10,250
Five Guys Holdings, Inc. 2023-1A, A2 144A 7.549%, 1/26/54(1)	6,100	6,327
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(1)	5,239	4,904
2023-1A, A 144A 5.670%, 12/15/43(1)	2,371	2,402
2023-2A, A 144A 6.530%, 6/15/49(1)	6,581	6,861
2024-2A, A 144A 4.600%, 3/15/50(1)	3,389	3,380
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(1)	3,576	3,275
Global SC Finance VII Srl 2020-1A, A 144A 2.170%, 10/17/40(1)	4,842	4,564
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Other—continued
GreenSky Home Improvement Issuer Trust 2024-2, A2 144A 5.250%, 10/27/59(1)	$ 2,451	$ 2,459
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	13,443	12,796
Hilton Grand Vacations Trust
2018-AA, A 144A 3.540%, 2/25/32(1)	711	709
2022-1D, B 144A 4.100%, 6/20/34(1)	1,592	1,570
2022-2A, C 144A 5.570%, 1/25/37(1)	471	474
2024-2A, A 144A 5.500%, 3/25/38(1)	5,545	5,650
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	943	916
HINNT LLC
2024-A, A 144A 5.490%, 3/15/43(1)	10,432	10,609
2025-A, B 144A 5.450%, 3/15/44(1)	1,285	1,291
Hotwire Funding LLC 2023-1A, A2 144A 5.687%, 5/20/53(1)	5,500	5,555
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	11,144	10,710
Jersey Mike’s Funding LLC
2019-1A, A2 144A 4.433%, 2/15/50(1)	10,846	10,725
2024-1A, A2 144A 5.636%, 2/15/55(1)	4,210	4,249
Lendmark Funding Trust
2021-1A, A 144A 1.900%, 11/20/31(1)	10,385	9,892
2024-1A, A 144A 5.530%, 6/21/32(1)	6,000	6,083
Libra Solutions LLC 2023-1A, A 144A 7.000%, 2/15/35(1)	994	994
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(1)	4,065	3,790
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(1)	3,111	3,111
MVW LLC
2021-1WA, B 144A 1.440%, 1/22/41(1)	854	804
2023-1A, B 144A 5.420%, 10/20/40(1)	3,777	3,815
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	855	853
	Par Value	Value

Other—continued
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	$ 3,061	$ 2,715
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	9,226	8,839
NMEF Funding LLC
2022-A, B 144A 3.350%, 10/16/28(1)	1,904	1,898
2023-A, B 144A 6.830%, 6/17/30(1)	10,120	10,394
2024-A, A2 144A 5.150%, 12/15/31(1)	5,473	5,486
2025-A, B 144A 5.180%, 7/15/32(1)	2,500	2,501
Octane Receivables Trust
2021-1A, B 144A 1.530%, 4/20/27(1)	823	821
2023-1A, C 144A 6.370%, 9/20/29(1)	2,000	2,036
2023-3A, B 144A 6.480%, 7/20/29(1)	4,444	4,535
2023-3A, C 144A 6.740%, 8/20/29(1)	4,818	4,946
2024-1A, B 144A 5.660%, 5/20/30(1)	3,845	3,896
2024-3A, B 144A 5.310%, 9/20/30(1)	6,131	6,188
2024-3A, C 144A 5.510%, 10/20/31(1)	5,000	5,040
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(1)	6,627	6,676
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(1)	10,570	10,599
PEAC Solutions Receivables LLC
2024-1A, B 144A 5.790%, 11/20/30(1)	5,490	5,632
2025-1A, C 144A 5.490%, 7/20/32(1)	626	630
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(1)	10,024	10,126
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	4,178	4,274
PRET LLC 2024-NPL4, A1 144A 6.996%, 7/25/54(1)(6)	7,586	7,589
Progress Residential Trust
2021-SFR6, D 144A 2.225%, 7/17/38(1)	3,750	3,620
2024-SFR5, A 144A 3.000%, 8/9/29(1)	2,000	1,846
	Par Value	Value

Other—continued
RCKT Mortgage Trust
2023-CES3, A1A 144A 7.113%, 11/25/43(1)(6)	$ 9,709	$ 9,867
2024-CES1, A1A 144A 6.025%, 2/25/44(1)(6)	6,267	6,302
2024-CES3, A1A 144A 6.591%, 5/25/44(1)(6)	8,494	8,605
Reach ABS Trust 2024-2A, B 144A 5.840%, 7/15/31(1)	7,030	7,117
Regional Management Issuance Trust
2022-1, A 144A 3.070%, 3/15/32(1)	5,818	5,753
2024-2, A 144A 5.110%, 12/15/33(1)	7,290	7,321
Sierra Timeshare Receivables Funding LLC
2020-2A, B 144A 2.320%, 7/20/37(1)	824	819
2024-2A, A 144A 5.140%, 6/20/41(1)	6,347	6,419
SoFi Consumer Loan Program Trust 2025-1, A 144A 4.800%, 2/27/34(1)	10,300	10,305
STAR Trust 2025-SFR5, A (1 month Term SOFR + 1.450%, Cap N/A, Floor 1.450%) 144A 5.770%, 2/17/42(1)(6)	5,185	5,201
Subway Funding LLC 2024-1A, A2II 144A 6.268%, 7/30/54(1)	10,384	10,536
Switch ABS Issuer LLC
2024-2A, A2 144A 5.436%, 6/25/54(1)	9,920	9,866
2025-1A, A2 144A 5.036%, 3/25/55(1)	2,400	2,315
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	14,537	14,518
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(1)	5,998	6,112
Towd Point Mortgage Trust 2020-MH1, M1 144A 2.750%, 2/25/60(1)(6)	3,525	3,311
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(1)	6,345	6,458
Tricon Residential Trust 2024-SFR3, A 144A 4.500%, 8/17/41(1)	4,648	4,570
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	12,639	12,439
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Other—continued
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(1)	$ 10,643	$ 10,611
Upgrade Receivables Trust 2024-1A, B 144A 5.770%, 2/18/31(1)	9,120	9,166
VFI ABS LLC 2023-1A, A 144A 7.270%, 3/26/29(1)	1,976	1,990
Welk Resorts LLC 2019-AA, B 144A 2.990%, 6/15/38(1)	1,612	1,560
Westgate Resorts LLC
2022-1A, B 144A 2.288%, 8/20/36(1)	1,202	1,185
2024-1A, A 144A 6.060%, 1/20/38(1)	4,907	4,974
Wingstop Funding LLC 2024-1A, A2 144A 5.858%, 12/5/54(1)	7,750	7,858
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	14,514	13,268
		596,406
Total Asset-Backed Securities (Identified Cost $1,261,833)		1,259,535

Corporate Bonds and Notes—25.8%
Communication Services—0.8%
Altice France S.A.
144A 5.125%, 7/15/29(1)	4,885	3,826
144A 5.500%, 10/15/29(1)	3,970	3,146
CCO Holdings LLC 144A 6.375%, 9/1/29(1)	1,585	1,580
CSC Holdings LLC 144A 11.750%, 1/31/29(1)	4,880	4,733
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	7,070	6,851
IHS Holding Ltd.
144A 5.625%, 11/29/26(1)	786	769
144A 8.250%, 11/29/31(1)	1,100	1,091
Sprint Capital Corp. 6.875%, 11/15/28	6,685	7,137
Telesat Canada 144A 6.500%, 10/15/27(1)	2,485	1,070
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	7,440	7,378
		37,581

	Par Value	Value

Consumer Discretionary—1.2%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	$ 8,325	$ 8,149
Ashtead Capital, Inc. 144A 4.250%, 11/1/29(1)	8,000	7,702
Clarios Global LP 144A 6.750%, 2/15/30(1)	160	162
Ford Motor Credit Co. LLC
7.350%, 11/4/27	5,165	5,352
6.800%, 5/12/28	2,130	2,188
6.054%, 11/5/31	905	887
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	10,087	9,602
Newell Brands, Inc. 6.375%, 9/15/27	7,121	7,147
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	4,225	4,392
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	4,765	4,739
Prosus N.V. 144A 3.061%, 7/13/31(1)	1,826	1,569
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	2,895	2,737
		54,626
Consumer Staples—0.6%
Coty, Inc. 144A 6.625%, 7/15/30(1)	6,940	7,105
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(1)	7,415	6,576
Mars, Inc. 144A 4.800%, 3/1/30(1)	4,165	4,189
Philip Morris International, Inc. 4.625%, 11/1/29	6,190	6,208
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	3,940	3,874
		27,952
Energy—3.3%
Adnoc Murban Rsc Ltd. 144A 4.250%, 9/11/29(1)	5,027	4,932
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	5,740	5,853
Azule Energy Finance plc 144A 8.125%, 1/23/30(1)	1,000	998
BP Capital Markets plc 4.875% (8)	12,135	11,607
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	2,370	2,401
Civitas Resources, Inc.
144A 8.375%, 7/1/28(1)	2,340	2,415
	Par Value	Value

Energy—continued
144A 8.750%, 7/1/31(1)	$ 3,300	$ 3,389
CrownRock LP 144A 5.000%, 5/1/29(1)(5)	5,695	5,783
Ecopetrol S.A. 8.625%, 1/19/29	3,727	3,958
Enbridge, Inc. 7.375%, 1/15/83(5)	9,500	9,660
Energean Israel Finance Ltd.
144A, RegS 5.375%, 3/30/28(1)(3)	1,654	1,579
144A, RegS 5.875%, 3/30/31(1)(3)	1,000	919
Energy Transfer LP
8.000%, 5/15/54	1,270	1,336
Series G 7.125%(8)	3,600	3,643
EQM Midstream Partners LP
144A 7.500%, 6/1/27(1)	90	92
144A 6.375%, 4/1/29(1)	1,795	1,837
Genesis Energy LP 8.875%, 4/15/30	7,095	7,368
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(1)	3,894	3,446
HF Sinclair Corp. 5.750%, 1/15/31	6,610	6,694
Hilcorp Energy I LP 144A 6.000%, 4/15/30(1)	4,315	4,103
KazMunayGas National Co. JSC 144A 5.375%, 4/24/30(1)	4,780	4,716
Korea National Oil Corp. 144A 4.875%, 4/3/28(1)	4,384	4,418
Leviathan Bond Ltd.
144A, RegS 6.500%, 6/30/27(1)(3)	2,558	2,524
144A, RegS 6.750%, 6/30/30(1)(3)	2,000	1,947
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	9,080	8,956
NGPL PipeCo LLC 144A 4.875%, 8/15/27(1)	7,945	7,926
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	6,190	6,186
Occidental Petroleum Corp. 5.200%, 8/1/29	5,760	5,756
Petroleos Mexicanos
6.500%, 3/13/27	8,767	8,538
5.350%, 2/12/28	4,409	4,085
8.750%, 6/2/29	5,383	5,356
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	4,535	4,272
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Energy—continued
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.625%, 3/1/55(1)	$ 1,675	$ 1,699
YPF S.A. 144A 6.950%, 7/21/27(1)	2,358	2,339
		150,731
Financials—10.7%
Acwa Power Management & Investments One Ltd. 144A 5.950%, 12/15/39(1)	1,885	1,868
AerCap Ireland Capital DAC
6.450%, 4/15/27	2,365	2,441
6.950%, 3/10/55	4,340	4,442
6.500%, 1/31/56	3,660	3,626
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 7.523%, 8/15/53(6)	8,220	8,230
Ally Financial, Inc. 5.543%, 1/17/31	6,185	6,154
American Express Co.
5.085%, 1/30/31	1,910	1,934
(SOFR + 0.750%) 5.110%, 4/23/27(6)	4,370	4,382
(SOFR + 0.930%) 5.291%, 7/26/28(6)	897	903
Avolon Holdings Funding Ltd.
144A 2.528%, 11/18/27(1)	1,600	1,498
144A 5.750%, 11/15/29(1)	4,805	4,894
144A 5.375%, 5/30/30(1)	1,765	1,765
Banco de Credito del Peru S.A.
144A 3.125%, 7/1/30(1)	1,230	1,221
RegS 3.125%, 7/1/30(3)	1,928	1,914
Banco de Credito e Inversiones S.A. 144A 8.750% (1)(8)	3,299	3,506
Banco Mercantil del Norte S.A. 144A 5.875% (1)(8)	6,492	6,269
Bangkok Bank PCL 144A 3.733%, 9/25/34(1)	3,220	2,974
Bank of America Corp.
1.734%, 7/22/27	9,930	9,571
2.551%, 2/4/28	6,080	5,866
Bank of New York Mellon Corp. (The) Series G 4.700% (8)	12,119	12,046
Barclays plc
7.325%, 11/2/26	3,430	3,479
7.385%, 11/2/28	3,215	3,415
	Par Value	Value

Financials—continued
Blackstone Private Credit Fund
2.625%, 12/15/26	$ 4,215	$ 4,037
5.950%, 7/16/29	3,100	3,134
Block, Inc. 144A 6.500%, 5/15/32(1)	3,495	3,530
Blue Owl Credit Income Corp. 6.650%, 3/15/31	2,435	2,483
BPCE S.A. 144A 5.975%, 1/18/27(1)	6,390	6,447
CBQ Finance Ltd. RegS 5.375%, 3/28/29(3)	2,646	2,686
Charles Schwab Corp. (The)
Series G 5.375%(8)	4,332	4,317
Series H 4.000%(8)	6,721	5,956
Citigroup, Inc.
5.610%, 9/29/26	9,000	9,043
(SOFR + 1.280%) 5.639%, 2/24/28(6)	8,147	8,234
Series X 3.875%(8)	9,370	9,153
Citizens Financial Group, Inc. 5.841%, 1/23/30	4,566	4,690
CK Hutchison International 23 Ltd. 144A 4.750%, 4/21/28(1)(5)	1,555	1,557
Corebridge Financial, Inc. 6.875%, 12/15/52	8,938	9,134
DAE Funding LLC 144A 3.375%, 3/20/28(1)	4,748	4,513
Deutsche Bank AG
2.311%, 11/16/27	1,775	1,706
6.819%, 11/20/29	1,700	1,803
4.999%, 9/11/30	4,495	4,474
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	15,930	15,623
F&G Annuities & Life, Inc. 6.500%, 6/4/29	7,300	7,431
Fifth Third Bancorp
4.055%, 4/25/28	2,565	2,533
4.895%, 9/6/30	1,963	1,958
First Abu Dhabi Bank PJSC RegS 6.320%, 4/4/34(3)	1,267	1,314
Foundry JV Holdco LLC 144A 5.900%, 1/25/30(1)	6,515	6,748
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(1)	2,000	2,075
	Par Value	Value

Financials—continued
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	$ 13,415	$ 13,381
HAT Holdings I LLC 144A 8.000%, 6/15/27(1)	6,260	6,481
HTA Group Ltd. 144A 7.500%, 6/4/29(1)	1,529	1,549
Huntington Bancshares, Inc.
6.208%, 8/21/29	3,920	4,081
5.272%, 1/15/31	805	814
Imperial Brands Finance plc 144A 5.500%, 2/1/30(1)	6,685	6,835
Israel Discount Bank Ltd. 144A, RegS 5.375%, 1/26/28(1)(3)	2,619	2,612
JPMorgan Chase & Co.
1.578%, 4/22/27	4,820	4,674
4.323%, 4/26/28	5,930	5,901
(SOFR + 1.180%) 5.539%, 2/24/28(6)	13,015	13,147
KeyCorp 5.121%, 4/4/31	8,900	8,939
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	7,870	7,665
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	8,415	8,057
Medco Bell Pte Ltd. 144A 6.375%, 1/30/27(1)	2,040	2,024
Melco Resorts Finance Ltd. 144A 5.375%, 12/4/29(1)	1,779	1,637
MetLife, Inc. Series G 3.850% (8)	6,910	6,829
Minejesa Capital B.V. 144A 4.625%, 8/10/30(1)(5)	1,900	1,844
Morgan Stanley
2.188%, 4/28/26	6,000	5,988
2.475%, 1/21/28	10,911	10,522
3.591%, 7/22/28(6)	1,730	1,687
3.772%, 1/24/29	6,000	5,869
Movida Europe S.A. 144A 7.850%, 4/11/29(1)(5)	2,365	2,100
MSCI, Inc. 144A 3.625%, 9/1/30(1)	10,189	9,425
NewCo Holding USD 20 S.a.r.l. 144A 9.375%, 11/7/29(1)	2,166	2,194
NextEra Energy Capital Holdings, Inc. 6.375%, 8/15/55	10,100	10,111
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	635	647
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
PNC Financial Services Group, Inc. (The) 5.222%, 1/29/31	$ 8,965	$ 9,122
Prudential Financial, Inc. 5.375%, 5/15/45	10,170	10,141
RGA Global Funding
144A 5.448%, 5/24/29(1)	4,431	4,545
144A 5.250%, 1/9/30(1)	2,230	2,270
Rio Tinto Finance USA plc 5.000%, 3/14/32	4,794	4,815
Sasol Financing USA LLC 4.375%, 9/18/26	1,608	1,553
Societe Generale S.A. 144A 5.634%, 1/19/30(1)(5)	6,240	6,348
South Bow USA Infrastructure Holdings LLC 144A 5.026%, 10/1/29(1)	8,560	8,494
Standard Chartered plc 144A 6.301%, 1/9/29(1)	1,475	1,528
State Street Corp. Series I 6.700% (8)	5,155	5,285
Stellantis Finance U.S., Inc. 144A 5.350%, 3/17/28(1)	2,970	2,973
Synchrony Financial 4.875%, 6/13/25	3,194	3,192
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	5,470	5,323
Toronto-Dominion Bank (The) 8.125%, 10/31/82	7,920	8,192
Truist Bank 3.625%, 9/16/25	8,785	8,741
Truist Financial Corp. 7.161%, 10/30/29	4,440	4,781
U.S. Bancorp 5.046%, 2/12/31	6,665	6,720
UBS AG 5.650%, 9/11/28	6,700	6,927
UBS Group AG 144A 9.250% (1)(8)	4,345	4,719
United Overseas Bank Ltd. 144A 2.000%, 10/14/31(1)	1,645	1,579
Wells Fargo & Co.
6.850%(8)	4,485	4,654
3.526%, 3/24/28	9,000	8,819
6.303%, 10/23/29	900	946
Series U 5.875%(6)(8)	6,935	6,922
		490,579
Health Care—1.6%
Community Health Systems, Inc. 144A 5.250%, 5/15/30(1)	10,130	8,358
	Par Value	Value

Health Care—continued
CVS Health Corp. 7.000%, 3/10/55	$ 3,840	$ 3,870
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	13,108	11,760
HCA, Inc. 5.450%, 4/1/31	9,197	9,342
IQVIA, Inc.
5.700%, 5/15/28	4,267	4,343
6.250%, 2/1/29	2,095	2,182
Medline Borrower LP 144A 6.250%, 4/1/29(1)	1,590	1,610
Royalty Pharma plc
1.200%, 9/2/25	2,749	2,706
5.150%, 9/2/29	4,455	4,484
Smith & Nephew plc 2.032%, 10/14/30	10,625	9,174
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	5,430	5,249
4.750%, 5/9/27	1,280	1,255
7.875%, 9/15/29	975	1,049
Universal Health Services, Inc. 1.650%, 9/1/26	10,250	9,811
Viatris, Inc. 144A 2.300%, 6/22/27(1)	—(9)	—(9)
		75,193
Industrials—1.9%
Adani Ports & Special Economic Zone Ltd.
144A 4.000%, 7/30/27(1)	1,800	1,688
144A 4.375%, 7/3/29(1)	500	449
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	9,431	9,398
Aviation Capital Group LLC 144A 5.375%, 7/15/29(1)	6,235	6,284
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	6,086	5,728
Boeing Co. (The)
6.259%, 5/1/27	3,670	3,776
6.388%, 5/1/31	1,720	1,833
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	8,553	7,667
Builders FirstSource, Inc. 144A 4.250%, 2/1/32(1)	3,855	3,449
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	10,019	8,919
DP World Salaam RegS 6.000% (3)(8)	1,347	1,348
	Par Value	Value

Industrials—continued
Georgian Railway JSC 144A 4.000%, 6/17/28(1)	$ 3,065	$ 2,709
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)(5)	2,740	1,910
Hexcel Corp. 4.200%, 2/15/27	10,770	10,639
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	7,665	6,993
Icahn Enterprises LP 6.250%, 5/15/26	1,266	1,254
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(1)	965	971
Regal Rexnord Corp.
6.050%, 2/15/26	2,680	2,700
6.050%, 4/15/28	1,990	2,042
6.300%, 2/15/30	4,698	4,886
		84,643
Information Technology—1.2%
AppLovin Corp. 5.125%, 12/1/29	4,230	4,246
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)	11,502	10,816
Broadcom, Inc. 4.350%, 2/15/30	8,220	8,099
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	1,440	1,430
144A 6.500%, 10/15/28(1)	2,165	2,123
Kyndryl Holdings, Inc. 2.700%, 10/15/28	7,285	6,767
Oracle Corp. 5.250%, 2/3/32	2,965	3,003
TSMC Global Ltd. 144A 1.375%, 9/28/30(1)	1,884	1,594
Viasat, Inc. 144A 5.625%, 9/15/25(1)	7,025	6,967
Vontier Corp. 2.400%, 4/1/28	8,630	7,961
		53,006
Materials—2.0%
Alpek SAB de C.V. RegS 4.250%, 9/18/29(3)	2,882	2,704
Bayport Polymers LLC 144A 4.743%, 4/14/27(1)	10,485	10,461
Berry Global, Inc. 5.800%, 6/15/31	8,670	9,008
Braskem Netherlands Finance B.V. 144A 4.500%, 1/10/28(1)	6,104	5,707
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Materials—continued
Corp Nacional del Cobre de Chile RegS 6.440%, 1/26/36(3)	$ 2,222	$ 2,306
Corp. Nacional del Cobre de Chile 144A 3.150%, 1/14/30(1)(5)	5,969	5,431
First Quantum Minerals Ltd. 144A 6.875%, 10/15/27(1)	1,773	1,769
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	6,535	6,454
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)(5)	4,965	5,135
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	3,120	2,943
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(1)	6,740	6,728
OCP S.A. 144A 3.750%, 6/23/31(1)	3,470	3,080
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(1)	9,178	8,857
Smurfit Kappa Treasury ULC 144A 5.200%, 1/15/30(1)	8,006	8,136
Sonoco Products Co. 4.600%, 9/1/29	7,710	7,598
Suzano Austria GmbH 6.000%, 1/15/29	2,205	2,242
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(1)	1,509	1,550
		90,109
Real Estate—0.4%
EPR Properties 4.950%, 4/15/28	9,545	9,452
Office Properties Income Trust 144A 9.000%, 9/30/29(1)	3,662	2,995
VICI Properties LP
144A 4.625%, 6/15/25(1)	1,305	1,305
144A 4.500%, 1/15/28(1)	1,710	1,689
144A 4.625%, 12/1/29(1)	3,420	3,318
		18,759
Utilities—2.1%
Abu Dhabi National Energy Co. PJSC 144A 4.375%, 1/24/29(1)(5)	1,786	1,764
Adani Electricity Mumbai Ltd. RegS 3.949%, 2/12/30(3)	1,000	852
AES Corp. (The) 7.600%, 1/15/55	4,075	4,112
	Par Value	Value

Utilities—continued
Algonquin Power & Utilities Corp. 5.365%, 6/15/26(4)	$ 4,565	$ 4,591
American Electric Power Co., Inc. 5.699%, 8/15/25	7,645	7,672
DPL, Inc. 4.125%, 7/1/25	1,596	1,587
Electricite de France S.A. 144A 5.700%, 5/23/28(1)	7,110	7,298
Enel Finance International N.V. 144A 5.125%, 6/26/29(1)	3,560	3,598
Entergy Corp. 7.125%, 12/1/54	8,775	8,882
Ferrellgas LP
144A 5.375%, 4/1/26(1)	5,670	5,613
144A 5.875%, 4/1/29(1)	1,500	1,358
Lightning Power LLC 144A 7.250%, 8/15/32(1)	335	345
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(1)	1,000	984
NiSource, Inc. 6.950%, 11/30/54	5,370	5,445
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 5.450%, 5/21/28(1)	7,899	7,984
Puget Energy, Inc. 2.379%, 6/15/28	7,558	7,026
Southern California Edison Co. 5.450%, 6/1/31	6,715	6,804
Southern Co. (The) Series 21-A 3.750%, 9/15/51	13,578	13,194
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	4,820	4,913
		94,022
Total Corporate Bonds and Notes (Identified Cost $1,179,210)		1,177,201

Leveraged Loans—10.1%
Aerospace—0.6%
American Airlines, Inc. 0.000%, 4/20/28(6)(10)	3,230	3,189
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 8.043%, 10/20/27(6)	1,825	1,841
	Par Value	Value

Aerospace—continued
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.000%) 6.325%, 10/31/31(6)	$ 5,067	$ 5,049
Tranche B-2 (1 month Term SOFR + 2.000%) 6.325%, 10/31/31(6)	1,927	1,920
Goat Holdco LLC Tranche B (1 month Term SOFR + 3.000%) 7.322%, 1/27/32(6)	3,255	3,231
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.175%, 2/1/28(6)	4,084	3,628
TransDigm, Inc. Tranche J (3 month Term SOFR + 2.500%) 6.799%, 2/28/31(6)	5,946	5,909
		24,767
Chemicals—0.2%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.575%, 2/18/30(6)	4,956	4,751
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 3.000%) 7.325%, 12/31/29(6)	2,682	2,674
		7,425
Consumer Non-Durables—0.1%
Energizer Holdings, Inc. 2025, Tranche B (1 month Term SOFR + 2.000%) 6.319%, 3/13/32(6)	1,965	1,960
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 8.299%, 7/8/31(6)	4,675	3,997
		5,957
Energy—0.6%
Epic Crude Services LP Tranche B (3 month Term SOFR + 3.000%) 7.302%, 10/15/31(6)	4,490	4,482
Freeport LNG Investments LLP 2025, Tranche B (3 month Term SOFR + 3.250%) 7.543%, 12/21/28(6)	5,863	5,780
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Energy—continued
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 6.302%, 10/4/30(6)	$ 3,814	$ 3,793
Hilcorp Energy I LP Tranche B (1 month Term SOFR + 2.000%) 6.322%, 2/5/30(6)	1,585	1,581
Hunterstown Generation LLC (3 month Term SOFR + 3.500%) 7.799%, 11/6/31(6)	3,686	3,693
Oryx Midstream Services Permian Basin LLC Tranche B (1 month Term SOFR + 2.250%) 6.569%, 10/5/28(6)	7,160	7,148
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(2)(7)(11)	66	—
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 6.549%, 3/3/31(6)	2,249	2,237
		28,714
Financials—0.6%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 7.325%, 11/6/30(6)	5,198	5,157
BroadStreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 3.000%) 7.325%, 6/13/31(6)	483	478
Citadel Securities LP 2024 (1 month Term SOFR + 2.000%) 6.325%, 10/31/31(6)	13,185	13,164
Finco I LLC 2024 (1 month Term SOFR + 2.250%) 6.575%, 6/27/29(6)	1,290	1,291
HUB International Ltd. 2025 (3 month Term SOFR + 2.500%) 6.787%, 6/20/30(6)	4,450	4,428
Truist Insurance Holdings LLC 2024, Tranche B (3 month Term SOFR + 2.750%) 7.049%, 5/6/31(6)	2,486	2,467
		26,985

	Par Value	Value

Food / Tobacco—0.6%
Chobani LLC Tranche B, First Lien (1 month Term SOFR + 2.500%) 6.825%, 10/25/27(6)	$ 1,773	$ 1,771
Del Monte Foods, Inc.
(3 month Term SOFR + 4.400%) 8.699% - 8.719%, 8/2/28(6)	2,204	1,408
(3 month Term SOFR + 4.900%) 9.199%, 8/2/28(6)	5,055	1,011
(3 month Term SOFR + 8.150%) 12.469%, 8/2/28(6)	2,562	2,537
Froneri International Ltd. Tranche B-4 (3-6 month Term SOFR + 2.000%) 6.237%, 9/17/31(6)	7,725	7,667
JBT Marel Corp. (1 month Term SOFR + 2.250%) 6.575% - 6.675%, 1/2/32(6)	3,360	3,354
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.250%) 7.573%, 7/12/29(6)	2,239	2,233
Red SPV LLC (3 month Term SOFR + 2.250%) 6.575%, 3/8/32(6)	4,475	4,442
Triton Water Holdings, Inc. 2025 (3 month Term SOFR + 2.250%) 6.549%, 3/31/28(6)	3,913	3,894
		28,317
Forest Prod / Containers—0.3%
Clydesdale Acquisition Holdings, Inc.
0.000%, 3/27/32(6)(10)	137	136
Tranche B 0.000%, 3/27/32(6)(10)	7,853	7,807
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 3.000%) 7.319% -7.323%, 4/15/27(6)	2,647	2,635
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 7.689%, 3/3/28(6)	4,907	4,858
		15,436
Gaming / Leisure—1.2%
Caesars Entertainment, Inc. Tranche B (3 month Term SOFR + 2.250%) 6.563%, 2/6/30(6)	2,751	2,731
	Par Value	Value

Gaming / Leisure—continued
Carnival Corp. 2027 (1 month Term SOFR + 2.000%) 6.325%, 8/8/27(6)	$ 2,405	$ 2,398
Entain plc Tranche B-3 (3 month Term SOFR + 2.750%) 7.053%, 10/31/29(6)	4,377	4,378
Flutter Entertainment plc 2024, Tranche B (3 month Term SOFR + 1.750%) 6.049%, 11/30/30(6)	6,429	6,386
Life Time, Inc. 2024 (3 month Term SOFR + 2.500%) 6.796%, 11/5/31(6)	7,222	7,200
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 8.549%, 8/1/30(6)	4,595	4,518
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 7.189%, 3/13/28(6)	5,881	5,818
Scientific Games Holdings LP 2024 (3 month Term SOFR + 3.000%) 7.296%, 4/4/29(6)	4,595	4,565
Scientific Games International, Inc. Tranche B-2 (1 month Term SOFR + 2.250%) 6.566%, 4/14/29(6)	3,168	3,155
SeaWorld Parks & Entertainment, Inc. Tranche B-3 (1 month Term SOFR + 2.000%) 6.325%, 12/4/31(6)	4,040	4,004
UFC Holdings LLC Tranche B-4 (2 month Term SOFR + 2.250%) 6.580%, 11/21/31(6)	7,401	7,378
		52,531
Health Care—0.7%
CHG Healthcare Services, Inc. (2-3 month Term SOFR + 3.000%) 7.299% - 7.313%, 9/29/28(6)	3,693	3,686
Medline Borrower LP (1 month Term SOFR + 2.250%) 6.575%, 10/23/28(6)	6,293	6,279
Opal U.S. LLC Tranche B 0.000%, 3/31/32(6)(10)	2,865	2,851
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Health Care—continued
PAREXEL International, Inc. Tranche B (1 month Term SOFR + 2.500%) 6.825%, 11/15/28(6)	$ 4,098	$ 4,086
Perrigo Investments LLC 2024, Tranche B (1 month Term SOFR + 2.000%) 6.325%, 4/20/29(6)	4,020	4,005
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.825%, 2/21/31(6)	4,315	4,294
Radnet Management, Inc. 2024 (3 month Term SOFR + 2.250%) 6.568%, 4/18/31(6)	1,241	1,237
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 6.325%, 12/3/31(6)	3,835	3,826
		30,264
Housing—0.2%
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 6.575%, 12/17/31(6)	2,494	2,491
Quikrete Holdings, Inc. 2029, Tranche B (1 month Term SOFR + 2.250%) 6.575%, 3/19/29(6)	5,418	5,361
Standard Industries, Inc. (1 month Term SOFR + 1.750%) 6.069%, 9/22/28(6)	1,954	1,951
		9,803
Information Technology—1.1%
Applied Systems, Inc. Tranche B-1 (3 month Term SOFR + 2.750%) 7.049%, 2/24/31(6)	9,638	9,629
BMC Software 2031 0.000%, 7/30/31(6)(10)	2,520	2,473
Boost Newco Borrower LLC Tranche B-2 (3 month Term SOFR + 2.000%) 6.299%, 1/31/31(6)	5,108	5,068
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.000%) 6.325%, 1/23/32(6)	505	504
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 7.549%, 7/6/29(6)	4,766	4,079
	Par Value	Value

Information Technology—continued
Ellucian Holding, Inc. Tranche B-1 (1 month Term SOFR + 3.000%) 7.325%, 10/9/29(6)	$ 160	$ 160
Epicor Software Corp. Tranche F (1 month Term SOFR + 2.750%) 7.075%, 5/30/31(6)	3,655	3,642
Go Daddy Operating Co. LLC Tranche B-7 (1 month Term SOFR + 1.750%) 6.075%, 5/30/31(6)	7,039	6,998
Icon Parent I, Inc. (2 month Term SOFR + 3.000%) 7.315%, 11/13/31(6)	1,185	1,175
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 6.325%, 1/31/31(6)	5,364	5,327
Thunder Generation Funding LLC Tranche B (3 month Term SOFR + 3.000% - 3 month PRIME + 2.000%) 7.299% - 9.500%, 10/3/31(6)	4,950	4,944
UKG, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.300%, 2/10/31(6)	7,695	7,674
		51,673
Manufacturing—0.7%
Chart Industries, Inc. 2024, Tranche B (3 month Term SOFR + 2.500%) 6.805%, 3/15/30(6)	4,165	4,159
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.827%, 11/3/31(6)	5,157	5,121
Filtration Group Corp. 2025 (1 month Term SOFR + 3.000%) 7.319%, 10/21/28(6)	2,012	2,008
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 6.075%, 6/4/31(6)	5,099	5,044
Igloo Holdings Corp. Tranche B 0.000%, 2/20/32(6)(10)	1,165	1,161
Madison IAQ LLC 0.000%, 3/26/32(6)(10)	4,470	4,425
Terex Corp. (3 month Term SOFR + 2.000%) 6.299%, 10/8/31(6)	4,185	4,187
	Par Value	Value

Manufacturing—continued
Titan Acquisition Ltd. (3 month Term SOFR + 4.500%) 8.785%, 2/15/29(6)	$ 3,949	$ 3,927
		30,032
Media / Telecom - Broadcasting—0.1%
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.939%, 1/31/29(6)	4,584	4,450
Media / Telecom - Cable/Wireless Video—0.8%
Charter Communications Operating LLC Tranche B-5 (3 month Term SOFR + 2.250%) 6.560%, 12/15/31(6)	6,723	6,696
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.575%, 9/18/30(6)	7,638	7,508
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 8.819%, 1/18/28(6)	7,984	7,708
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.802%, 8/2/29(6)	5,177	5,093
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 7.561%, 11/12/27(6)	4,335	4,315
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 6.934%, 1/31/28(6)	6,700	6,509
		37,829
Media / Telecom - Diversified Media—0.3%
Century DE Buyer LLC Tranche B (3 month Term SOFR + 3.500%) 7.787%, 10/30/30(6)	2,051	2,049
EOC Borrower LLC Tranche B (3 month Term SOFR + 3.000%) 7.319%, 3/24/32(6)	1,980	1,977
Formula One Management Ltd.
0.000%, 9/30/31(6)(10)	1,528	1,524
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—continued
Tranche B-1 (3 month Term SOFR + 2.000%) 6.299%, 9/30/31(6)	$ 3,053	$ 3,044
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.389%, 4/11/29(6)	3,747	3,219
		11,813
Media / Telecom - Telecommunications—0.1%
Cincinnati Bell, Inc. Tranche B-4 (1 month Term SOFR + 2.750%) 7.075%, 11/22/28(6)	4,723	4,715
Numericable U.S. LLC Tranche B-12 (3 month LIBOR + 3.688%) 8.370%, 1/31/26(6)(11)	1,381	1,203
		5,918
Metals / Minerals—0.0%
Arsenal AIC Parent LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 7.075%, 8/18/30(6)	1,212	1,201
Retail—0.3%
Burlington Coat Factory Warehouse Corp. Tranche B (1 month Term SOFR + 1.750%) 6.075%, 9/19/31(6)	5,373	5,349
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.500%) 6.825%, 6/11/31(6)	2,418	2,355
Peer Holding III B.V. Tranche B (3 month Term SOFR + 2.500%) 6.799%, 10/26/30(6)	2,931	2,925
PetsMart LLC (1 month Term SOFR + 3.850%) 8.175%, 2/11/28(6)	4,694	4,610
		15,239
Service—0.9%
AlixPartners LLP (1 month Term SOFR + 2.614%) 6.939%, 2/4/28(6)	5,203	5,197
Amentum Holdings LLC (1 month Term SOFR + 2.250%) 6.575%, 9/29/31(6)	6,100	5,886
	Par Value	Value

Service—continued
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.000%) 6.294%, 4/20/29(6)	$ 2,911	$ 2,875
Camelot U.S. Acquisition I Co. Tranche B-1 (1 month Term SOFR + 2.750%) 7.075%, 1/31/31(6)	4,891	4,822
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.799%, 11/23/28(6)	5,620	5,571
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 7.439%, 1/21/28(6)	6,261	6,268
Prime Security Services Borrower LLC Tranche B-1 (1 month Term SOFR + 2.000%) 6.325%, 10/13/30(6)	4,348	4,326
St. George’s University Scholastic Services LLC (3 month Term SOFR + 2.750%) 7.063%, 2/10/29(6)	2,408	2,386
TransUnion Intermediate Holdings, Inc. Tranche B-9 (1 month Term SOFR + 1.750%) 6.075%, 6/24/31(6)	5,436	5,417
		42,748
Transportation - Automotive—0.3%
Belron Finance U.S. LLC 2031 (3 month Term SOFR + 2.750%) 7.052%, 10/16/31(6)	5,059	5,044
Clarios Global LP
(1 month Term SOFR + 2.750%) 7.075%, 1/28/32(6)	2,195	2,159
2024, Tranche B (1 month Term SOFR + 2.500%) 6.825%, 5/6/30(6)	5,060	4,984
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 8.302%, 10/28/27(6)	2,495	2,089
		14,276
Utilities—0.4%
Calpine Corp. Tranche B-10 (1 month Term SOFR + 1.750%) 6.075%, 1/31/31(6)	7,035	7,007
	Par Value	Value

Utilities—continued
Cornerstone Generation LLC Tranche B 0.000%, 10/28/31(6)(10)	$ 4,780	$ 4,775
South Field Energy LLC
Tranche B (3 month Term SOFR + 3.250%) 7.549%, 8/29/31(6)	899	898
Tranche C (3 month Term SOFR + 3.250%) 7.549%, 8/29/31(6)	58	57
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.250%) 6.573%, 1/27/31(6)	5,943	5,884
		18,621
Total Leveraged Loans (Identified Cost $471,983)		463,999

	Shares
Affiliated Exchange-Traded Funds—1.0%
Financials—1.0%
Virtus Newfleet ABS/MBS ETF(12)(13)	929,000	22,663
Virtus Newfleet Short Duration High Yield Bond ETF(12)(13)	1,031,000	22,323
		44,986
Total Affiliated Exchange-Traded Funds (Identified Cost $45,208)		44,986
Total Long-Term Investments—98.7% (Identified Cost $4,547,363)		4,511,410

Securities Lending Collateral—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.226%)(13)(14)	21,485,034	21,485
Total Securities Lending Collateral (Identified Cost $21,485)		21,485
TOTAL INVESTMENTS—99.2% (Identified Cost $4,568,848)		$4,532,895
Other assets and liabilities, net—0.8%		36,451
NET ASSETS—100.0%		$4,569,346
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $2,713,222 or 59.4% of net assets.
(2)	Security in default; no interest payments are being received.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Represents step coupon bond. Rate shown reflects the rate in effect as of March 31, 2025.
(5)	All or a portion of security is on loan.
(6)	Variable rate security. Rate disclosed is as of March 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	No contractual maturity date.
(9)	Amount is less than $500 (not in thousands).
(10)	This loan will settle after March 31, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(11)	At March 31, 2025, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology. See the Notes to Financial Statements regarding the risk disclosure.
(12)	Affiliated investment. See Note 3G in Notes to Financial Statements.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	87%
United Kingdom	1
Canada	1
Mexico	1
Ireland	1
Cayman Islands	1
France	1
Other	7
Total	100%
† % of total investments as of March 31, 2025.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$263,579	$—	$263,579	$—
Foreign Government Securities	203,396	—	203,396	—
Mortgage-Backed Securities	1,098,714	—	1,088,303	10,411
Asset-Backed Securities	1,259,535	—	1,252,815	6,720
Corporate Bonds and Notes	1,177,201	—	1,177,201	—
Leveraged Loans	463,999	—	463,999	—(1)
Affiliated Exchange-Traded Funds	44,986	44,986	—	—
Securities Lending Collateral	21,485	21,485	—	—
Total Investments	$4,532,895	$66,471	$4,449,293	$17,131

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—3.8%
Communication Services—0.5%
CSC Holdings LLC 144A 7.500%, 4/1/28(1)	$ 200	$ 141
DIRECTV Financing LLC 144A 8.875%, 2/1/30(1)	35	33
Gray Media, Inc. 144A 7.000%, 5/15/27(1)	320	314
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	55	48
McGraw-Hill Education, Inc. 144A 7.375%, 9/1/31(1)	100	101
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	375	369
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(1)	40	40
		1,046
Consumer Discretionary—0.1%
Clarios Global LP 144A 6.750%, 2/15/30(1)	10	10
PetSmart, Inc. 144A 4.750%, 2/15/28(1)	280	262
		272
Consumer Staples—0.3%
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	205	202
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	225	224
Sigma Holdco B.V. 144A 7.875%, 5/15/26(1)	180	178
		604
Energy—0.3%
Hess Midstream Operations LP 144A 5.875%, 3/1/28(1)	280	281
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(1)	220	215
		496
Financials—1.0%
Acrisure LLC 144A 6.000%, 8/1/29(1)	515	494
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	300	288
Clydesdale Acquisition Holdings, Inc. 144A 6.750%, 4/15/32(1)	15	15
Grifols S.A. 144A 4.750%, 10/15/28(1)	200	185
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	225	219
	Par Value	Value

Financials—continued
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	$ 320	$ 302
NCR Atleos Corp. 144A 9.500%, 4/1/29(1)	334	362
Opal Bidco SAS 144A 6.500%, 3/31/32(1)	30	30
		1,895
Health Care—0.7%
Community Health Systems, Inc. 144A 5.625%, 3/15/27(1)	620	592
LifePoint Health, Inc. 144A 9.875%, 8/15/30(1)	550	581
Medline Borrower LP 144A 3.875%, 4/1/29(1)	150	140
		1,313
Industrials—0.2%
Garda World Security Corp. 144A 8.375%, 11/15/32(1)	200	197
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)	105	73
Icahn Enterprises LP 144A 10.000%, 11/15/29(1)	100	99
		369
Information Technology—0.1%
Central Parent LLC 144A 8.000%, 6/15/29(1)	50	44
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(1)	60	60
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	75	77
		181
Materials—0.6%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	590	542
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	425	415
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	190	179
		1,136
Total Corporate Bonds and Notes (Identified Cost $7,306)		7,312

Leveraged Loans—87.9%
Aerospace—3.8%
American Airlines, Inc. 6.543%, 4/20/28(2)	959	946
	Par Value	Value

Aerospace—continued
Brown Group Holding LLC (1 month Term SOFR + 2.500%) 6.825%, 7/1/31(2)	$ 1,270	$ 1,262
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.000%) 6.325%, 10/31/31(2)	683	681
Tranche B-2 (1 month Term SOFR + 2.000%) 6.325%, 10/31/31(2)	260	259
Goat Holdco LLC Tranche B (1 month Term SOFR + 3.000%) 7.322%, 1/27/32(2)	670	665
Kaman Corp. (3-6 month Term SOFR + 2.750%) 7.025% - 7.068%, 1/30/32(2)	605	596
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.175%, 2/1/28(2)	1,446	1,285
TransDigm, Inc. Tranche J (3 month Term SOFR + 2.500%) 6.799%, 2/28/31(2)	1,617	1,607
		7,301
Chemicals—3.3%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.575%, 2/18/30(2)	1,619	1,552
Ineos U.S. Finance LLC Tranche B (1 month Term SOFR + 3.000%) 7.325%, 2/7/31(2)	883	841
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 3.000%) 7.325%, 12/31/29(2)	1,005	1,002
Nouryon Finance B.V. 2024, Tranche B-1 (3 month Term SOFR + 3.250%) 7.553%, 4/3/28(2)	1,483	1,478
USALCO LLC (3 month Term SOFR + 4.000%) 8.299%, 9/30/31(2)	546	546
Windsor Holdings III LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 7.069%, 8/1/30(2)	877	867
		6,286
Consumer Durables—0.9%
Gloves Buyer, Inc. First Lien (1 month Term SOFR + 4.114%) 8.439%, 12/29/27(2)	1,002	962
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Consumer Durables—continued
White Cap Buyer LLC Tranche C (1 month Term SOFR + 3.250%) 7.575%, 10/19/29(2)	$ 843	$ 816
		1,778
Consumer Non-Durables—1.7%
AI Aqua Merger Sub, Inc. 2025, Tranche B (1 month Term SOFR + 3.000%) 7.323%, 7/31/28(2)	890	881
Albion Financing 3 S.a.r.l. 2025 (3 month Term SOFR + 3.000%) 7.293%, 8/16/29(2)	432	432
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.500%) 9.799%, 1/31/31(2)	854	789
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 8.299%, 7/8/31(2)	872	746
Varsity Brands, Inc. 2025 (3 month Term SOFR + 3.500%) 7.819%, 8/26/31(2)	520	509
		3,357
Energy—4.3%
CQP Holdco LP (3 month Term SOFR + 2.000%) 6.299%, 12/31/30(2)	998	994
CVR CHC LP Tranche B (3 month Term SOFR + 4.000%) 8.229%, 12/30/27(2)	703	703
Epic Crude Services LP Tranche B (3 month Term SOFR + 3.000%) 7.302%, 10/15/31(2)	720	719
Freeport LNG Investments LLP 2025, Tranche B (3 month Term SOFR + 3.250%) 7.543%, 12/21/28(2)	1,039	1,024
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 6.302%, 10/4/30(2)	288	286
Hamilton Projects Acquiror LLC First Lien (1 month Term SOFR + 3.000%) 7.325%, 5/31/31(2)	159	158
Hilcorp Energy I LP Tranche B (1 month Term SOFR + 2.000%) 6.322%, 2/5/30(2)	350	349
Hunterstown Generation LLC (3 month Term SOFR + 3.500%) 7.799%, 11/6/31(2)	572	573
	Par Value	Value

Energy—continued
M6 ETX Holdings II Midco LLC 0.000%, 3/25/32(2)(3)	$ 295	$ 294
NGP XI Midstream Holdings LLC Tranche B-2 (3 month Term SOFR + 3.500%) 7.799%, 7/25/31(2)	429	427
Oryx Midstream Services Permian Basin LLC Tranche B (1 month Term SOFR + 2.250%) 6.569%, 10/5/28(2)	868	867
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(4)(5)(6)	11	—
Potomac Energy Center LLC 0.000%, 3/14/32(2)(3)	395	393
Traverse Midstream Partners LLC Tranche B (1 month Term SOFR + 3.000%) 7.291%, 2/16/28(2)	798	797
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 6.549%, 3/3/31(2)	622	619
		8,203
Financials—4.3%
Acrisure LLC
2024, Tranche B-1 (1 month Term SOFR + 2.750%) 7.075%, 2/15/27(2)	1,212	1,206
2024, Tranche B-6 (1 month Term SOFR + 3.000%) 7.325%, 11/6/30(2)	318	315
AmWINS Group, Inc. (1 month Term SOFR + 2.250%) 6.575%, 1/30/32(2)	663	658
Ardonagh Group FinCo Pty Ltd. Tranche B 0.000%, 2/17/31(2)(3)	1,225	1,208
AssuredPartners, Inc. 2024 (1 month Term SOFR + 3.500%) 7.825%, 2/14/31(2)	634	634
BroadStreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 3.000%) 7.325%, 6/13/31(2)	552	546
Citadel Securities LP 2024 (1 month Term SOFR + 2.000%) 6.325%, 10/31/31(2)	819	818
Dynamo U.S. Bidco, Inc. Tranche B (6 month Term SOFR + 3.500%) 7.762%, 10/1/31(2)	149	149
Finco I LLC 2024 (1 month Term SOFR + 2.250%) 6.575%, 6/27/29(2)	766	766
	Par Value	Value

Financials—continued
HUB International Ltd. 2025 (3 month Term SOFR + 2.500%) 6.787%, 6/20/30(2)	$ 876	$ 872
PEX Holdings LLC (3 month Term SOFR + 2.750%) 6.967%, 11/20/31(2)	730	725
Truist Insurance Holdings LLC 2024, Tranche B (3 month Term SOFR + 2.750%) 7.049%, 5/6/31(2)	448	445
		8,342
Food / Tobacco—4.0%
Aspire Bakeries Holdings LLC (1 month Term SOFR + 4.250%) 8.575%, 12/23/30(2)	503	502
CHG PPC Parent LLC 2021 (1 month Term SOFR + 3.114%) 7.439%, 12/8/28(2)	852	850
Del Monte Foods, Inc.
(3 month Term SOFR + 4.400%) 8.699% - 8.719%, 8/2/28(2)	346	221
(3 month Term SOFR + 4.900%) 9.199%, 8/2/28(2)	794	159
(3 month Term SOFR + 8.150%) 12.469%, 8/2/28(2)	403	398
Froneri International Ltd. Tranche B-4 (3-6 month Term SOFR + 2.000%) 6.237%, 9/17/31(2)	1,372	1,362
JBT Marel Corp. (1 month Term SOFR + 2.250%) 6.575% - 6.675%, 1/2/32(2)	190	190
Naked Juice LLC (1 month Term SOFR + 3.100%) 7.399%, 1/24/29(2)	569	291
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.250%) 7.573%, 7/12/29(2)	1,034	1,031
Red SPV LLC (3 month Term SOFR + 2.250%) 6.575%, 3/8/32(2)	255	253
Sigma Bidco B.V. Tranche B-12 (5 month Term SOFR + 3.910%) 8.210% - 8.240%, 1/3/28(2)	1,190	1,183
Triton Water Holdings, Inc. 2025 (3 month Term SOFR + 2.250%) 6.549%, 3/31/28(2)	1,226	1,220
		7,660

See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Food and Drug—0.2%
Dechra Pharmaceuticals Holdings Ltd. Tranche B-1 (3 month Term SOFR + 3.250%) 7.513%, 1/27/32(2)	$ 340	$ 339
Forest Prod / Containers—2.2%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.175%) 7.500%, 4/13/29(2)	818	813
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.975%) 9.227%, 2/12/26(2)	1,291	1,167
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 3.000%) 7.319% - 7.323%, 4/15/27(2)	616	613
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 7.689%, 3/3/28(2)	992	982
Trident TPI Holdings, Inc. Tranche B-7 (3 month Term SOFR + 3.750%) 8.049%, 9/15/28(2)	766	739
		4,314
Gaming / Leisure—4.5%
Caesars Entertainment, Inc. Tranche B (3 month Term SOFR + 2.250%) 6.563%, 2/6/30(2)	578	574
Catawba Nation Gaming Authority Tranche B 0.000%, 3/28/32(2)(3)	375	376
Entain plc Tranche B-3 (3 month Term SOFR + 2.750%) 7.053%, 10/31/29(2)	278	278
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 3.500%) 7.825%, 1/27/29(2)	791	778
Flutter Entertainment plc 2024, Tranche B (3 month Term SOFR + 1.750%) 6.049%, 11/30/30(2)	3	3
Great Canadian Gaming 2024 (3 month Term SOFR + 4.750%) 9.053%, 11/1/29(2)	231	227
J&J Ventures Gaming LLC 2025, Tranche B (1 month Term SOFR + 3.500%) 7.825%, 4/26/30(2)	861	847
Life Time, Inc. 2024 (3 month Term SOFR + 2.500%) 6.796%, 11/5/31(2)	778	776
	Par Value	Value

Gaming / Leisure—continued
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.799%, 11/12/29(2)	$ 623	$ 597
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 8.549%, 8/1/30(2)	878	863
Scientific Games Holdings LP 2024 (3 month Term SOFR + 3.000%) 7.296%, 4/4/29(2)	1,233	1,225
Scientific Games International, Inc. Tranche B-2 (1 month Term SOFR + 2.250%) 6.566%, 4/14/29(2)	908	904
SeaWorld Parks & Entertainment, Inc. Tranche B-3 (1 month Term SOFR + 2.000%) 6.325%, 12/4/31(2)	418	414
UFC Holdings LLC Tranche B-4 (2 month Term SOFR + 2.250%) 6.580%, 11/21/31(2)	723	721
		8,583
Health Care—11.4%
Agiliti Health, Inc. 2023, Tranche B (3-6 month Term SOFR + 3.000%) 7.216% - 7.310%, 5/1/30(2)	1,032	971
AthenaHealth Group, Inc. (1 month Term SOFR + 3.000%) 7.325%, 2/15/29(2)	670	661
Bausch & Lomb Corp. (1 month Term SOFR + 4.000%) 8.325%, 9/29/28(2)	379	378
CHG Healthcare Services, Inc. (2-3 month Term SOFR + 3.000%) 7.299% - 7.313%, 9/29/28(2)	870	868
Cotiviti, Inc.
7.625%, 5/1/31	120	118
0.000%, 3/29/32(2)(3)	370	361
(1 month Term SOFR + 2.750%) 7.073%, 5/1/31(2)	708	692
Endo Finance Holdings, Inc. Tranche B (1 month Term SOFR + 4.000%) 8.325%, 4/23/31(2)	169	167
Financiere Mendel 0.000%, 11/8/30(2)(3)	140	139
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 8.399%, 10/1/27(2)	743	696
	Par Value	Value

Health Care—continued
Global Medical Response, Inc. 2024 (3 month Term SOFR + 5.500%) 9.790%, 10/31/28(2)	$ 558	$ 557
Grifols Worldwide Operations USA, Inc. Tranche B (3 month Term SOFR + 2.150%) 6.463%, 11/15/27(2)	1,295	1,281
Hanger, Inc.
(1 month Term SOFR + 3.500%) 7.825%, 10/23/31(2)	11	11
(1 month Term SOFR + 3.500%) 7.825%, 10/23/31(2)	590	589
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 8.649%, 8/19/28(2)	657	629
IVC Acquisition Ltd. Tranche B-12 (3 month Term SOFR + 3.750%) 8.049%, 12/12/28(2)	1,042	1,042
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 8.052%, 5/16/31(2)	324	314
Tranche B-2 (3 month Term SOFR + 3.500%) 7.817%, 5/16/31(2)	134	129
Medline Borrower LP (1 month Term SOFR + 2.250%) 6.575%, 10/23/28(2)	1,439	1,436
Modivcare, Inc. (3 month Term SOFR + 4.750%) 9.049%, 7/1/31(2)	154	113
One Call Corp. Tranche B, First Lien (3 month Term SOFR + 5.762%) 10.062%, 4/22/27(2)	872	845
Opal U.S. LLC Tranche B 0.000%, 3/31/32(2)(3)	470	468
PAREXEL International, Inc. Tranche B (1 month Term SOFR + 2.500%) 6.825%, 11/15/28(2)	833	830
Perrigo Investments LLC 2024, Tranche B (1 month Term SOFR + 2.000%) 6.325%, 4/20/29(2)	729	727
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.825%, 2/21/31(2)	1,248	1,242
Pluto Acquisition I, Inc. Tranche B (3 month Term SOFR + 4.000%) 8.302%, 9/20/28(2)	626	544
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Health Care—continued
PointClickCare Technologies, Inc. 2024, Tranche B (3 month Term SOFR + 3.250%) 7.549%, 11/3/31(2)	$ 284	$ 283
Radiology Partners, Inc. Tranche C (3 month Term SOFR + 3.762%) 8.090%, 1/31/29(2)	972	936
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 6.325%, 12/3/31(2)	703	701
Southern Veterinary Partners LLC 2024 (1 month Term SOFR + 3.250%) 7.575%, 12/4/31(2)	871	868
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 8.299%, 9/27/30(2)	682	650
Surgery Center Holdings, Inc. 2024, First Lien (1 month Term SOFR + 2.750%) 7.072%, 12/19/30(2)	1,141	1,138
Team Health Holdings, Inc. (3 month Term SOFR + 5.250%) 9.541%, 3/2/27(2)	388	377
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 8.802%, 11/20/26(2)	256	210
Viant Medical Holdings, Inc. Tranche B (1 month Term SOFR + 4.000%) 8.325%, 10/29/31(2)	939	938
		21,909
Housing—2.2%
Chariot Buyer LLC (1 month Term SOFR + 3.250%) 7.675%, 11/3/28(2)	889	880
Cornerstone Building Brands, Inc.
Tranche B (1 month Term SOFR + 3.250%) 7.669%, 4/12/28(2)	381	319
Tranche C (1 month Term SOFR + 4.500% - 3 month PRIME + 1.500%) 8.819% - 9.000%, 5/15/31(2)	313	257
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.250%) 7.549%, 1/17/32(2)	674	642
LBM Acquisition LLC Tranche B (1 month Term SOFR + 3.850%) 8.175%, 6/6/31(2)	728	670
	Par Value	Value

Housing—continued
Quikrete Holdings, Inc.
2029, Tranche B (1 month Term SOFR + 2.250%) 6.575%, 3/19/29(2)	$ 804	$ 796
Tranche B-3 (1 month Term SOFR + 2.250%) 6.575%, 2/10/32(2)	685	676
		4,240
Information Technology—10.8%
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 4.500%) 8.799%, 2/23/32(2)	90	92
Tranche B-1 (3 month Term SOFR + 2.750%) 7.049%, 2/24/31(2)	1,779	1,791
BMC Software 2031 (3 month Term SOFR + 3.000%) 7.291%, 7/30/31(2)	1,148	1,127
Boost Newco Borrower LLC Tranche B-2 (3 month Term SOFR + 2.000%) 6.299%, 1/31/31(2)	579	574
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.000%) 6.325%, 1/23/32(2)	115	115
CE Intermediate I LLC Tranche B 0.000%, 2/5/32(2)(3)	275	274
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 7.549%, 7/6/29(2)	1,011	865
Cloud Software Group, Inc. Tranche B (2-3 month Term SOFR + 3.750%) 8.049%, 3/21/31(2)	599	592
ConnectWise LLC (3 month Term SOFR + 3.762%) 8.061%, 9/29/28(2)	1,089	1,087
Delivery Hero SE Tranche B (2 month Term SOFR + 5.000%) 9.315%, 12/12/29(2)	851	851
ECL Entertainment LLC Tranche B (1 month Term SOFR + 3.500%) 7.825%, 8/31/30(2)	751	749
Ellucian Holding, Inc.
Second Lien (1 month Term SOFR + 4.750%) 9.075%, 11/15/32(2)	70	71
Tranche B-1 (1 month Term SOFR + 3.000%) 7.325%, 10/9/29(2)	673	671
Epicor Software Corp. Tranche F (1 month Term SOFR + 2.750%) 7.075%, 5/30/31(2)	811	808
	Par Value	Value

Information Technology—continued
Genesys Cloud Services Holdings II LLC 2025 (1 month Term SOFR + 2.500%) 6.825%, 1/30/32(2)	$ 670	$ 662
Icon Parent I, Inc.
(2 month Term SOFR + 3.000%) 7.315%, 11/13/31(2)	315	312
Second Lien (2 month Term SOFR + 5.000%) 9.315%, 11/12/32(2)	140	140
Indicor LLC Tranche D (3 month Term SOFR + 2.750%) 7.049%, 11/22/29(2)	759	755
Infinite Bidco LLC
First Lien (3 month Term SOFR + 4.012%) 8.302%, 3/2/28(2)	375	353
Second Lien (3 month Term SOFR + 7.262%) 11.552%, 3/2/29(2)	290	250
ION Trading Finance Ltd. 2024, Tranche B (3 month Term SOFR + 3.500%) 7.799%, 4/1/28(2)	709	702
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 6.325%, 1/31/31(2)	1,040	1,033
Javelin Buyer, Inc. (3 month Term SOFR + 3.250%) 7.563%, 12/5/31(2)	660	656
NCR Atleos Corp. Tranche B (3 month Term SOFR + 3.750%) 8.053%, 4/16/29(2)	414	415
Project Ruby Ultimate Parent Corp. Tranche B-4 (1 month Term SOFR + 3.114%) 7.439%, 3/10/28(2)	933	929
Proofpoint, Inc. 2024 (1 month Term SOFR + 3.000%) 7.325%, 8/31/28(2)	1,191	1,187
RealPage, Inc. First Lien (3 month Term SOFR + 3.262%) 7.561%, 4/24/28(2)	648	638
Rocket Software, Inc. (1 month Term SOFR + 4.250%) 8.575%, 11/28/28(2)	817	814
Thunder Generation Funding LLC Tranche B (3 month Term SOFR + 3.000% - 3 month PRIME + 2.000%) 7.299% - 9.500%, 10/3/31(2)	667	666
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Information Technology—continued
UKG, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.300%, 2/10/31(2)	$ 1,680	$ 1,676
		20,855
Manufacturing—6.7%
Alliance Laundry Systems LLC Tranche B (3 month Term SOFR + 2.750%) 7.072%, 8/19/31(2)	840	836
Arcline FM Holdings LLC 2024 (3 month Term SOFR + 4.500%) 8.803%, 6/23/28(2)	1,234	1,226
Chart Industries, Inc. 2024, Tranche B (3 month Term SOFR + 2.500%) 6.805%, 3/15/30(2)	857	856
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.827%, 11/3/31(2)	718	713
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 8.823%, 9/28/28(2)	887	871
Cube Industrials Buyer, Inc. (3 month Term SOFR + 3.500%) 7.793%, 10/17/31(2)	495	491
Filtration Group Corp. 2025 (1 month Term SOFR + 3.000%) 7.319%, 10/21/28(2)	997	995
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 6.075%, 6/4/31(2)	886	876
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 8.563%, 11/4/31(2)	1,077	1,073
Igloo Holdings Corp. Tranche B 0.000%, 2/20/32(2)(3)	155	154
LSF12 Crown U.S. Commercial Bidco LLC (1 month Term SOFR + 4.250%) 8.573%, 12/2/31(2)	1,380	1,352
Madison IAQ LLC
0.000%, 3/26/32(2)(3)	285	282
(3 month Term SOFR + 2.500%) 6.762%, 6/21/28(2)	1,186	1,170
Star U.S. Bidco LLC (1 month Term SOFR + 3.750%) 8.075%, 3/17/27(2)	540	539
Titan Acquisition Ltd. (3 month Term SOFR + 4.500%) 8.785%, 2/15/29(2)	884	880
	Par Value	Value

Manufacturing—continued
TK Elevator Midco GmbH Tranche B 0.000%, 4/30/30(2)(3)	$ 700	$ 698
		13,012
Media / Telecom - Broadcasting—1.7%
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.114%) 7.437%, 12/1/28(2)	1,079	986
Terrier Media Buyer, Inc. (3 month Term SOFR + 3.600%) 7.899%, 6/18/29(2)	1,244	1,164
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.939%, 1/31/29(2)	1,226	1,190
		3,340
Media / Telecom - Cable/Wireless Video—3.3%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.575%, 9/18/30(2)	1,218	1,197
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 8.819%, 1/18/28(2)	1,560	1,506
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.802%, 8/2/29(2)	1,459	1,436
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 7.561%, 11/12/27(2)	1,143	1,137
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 6.934%, 1/31/28(2)	1,215	1,180
		6,456
Media / Telecom - Diversified Media—2.0%
Century DE Buyer LLC Tranche B (3 month Term SOFR + 3.500%) 7.787%, 10/30/30(2)	686	685
Creative Artists Agency LLC Tranche B (1 month Term SOFR + 2.750%) 7.075%, 10/1/31(2)	519	517
EOC Borrower LLC Tranche B (3 month Term SOFR + 3.000%) 7.319%, 3/24/32(2)	440	439
	Par Value	Value

Media / Telecom - Diversified Media—continued
Formula One Management Ltd. Tranche B-1 (3 month Term SOFR + 2.000%) 6.299%, 9/30/31(2)	$ 1	$ 1
McGraw-Hill Education, Inc. Tranche B (1 month Term SOFR + 3.250%) 7.575%, 8/6/31(2)	616	615
MH Sub I LLC 2023 (1 month Term SOFR + 4.250%) 8.575%, 5/3/28(2)	694	657
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.389%, 4/11/29(2)	1,040	893
		3,807
Media / Telecom - Telecommunications—1.8%
Cincinnati Bell, Inc. Tranche B-4 (1 month Term SOFR + 2.750%) 7.075%, 11/22/28(2)	1,140	1,138
Level 3 Financing, Inc. Tranche B-3 0.000%, 3/27/32(2)(3)	705	696
Numericable U.S. LLC
Tranche B-11 (6 month LIBOR + 2.750%) 7.432%, 7/31/25(2)(6)	1,303	1,126
Tranche B-12 (3 month LIBOR + 3.688%) 8.370%, 1/31/26(2)(6)	572	498
		3,458
Media / Telecom - Wireless Communications—0.4%
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.939%, 3/2/29(2)	916	852
Metals / Minerals—0.4%
Arsenal AIC Parent LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 7.075%, 8/18/30(2)	750	744
Retail—2.5%
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.500%) 6.802%, 11/8/32(2)	910	904
EG America LLC Tranche B (3 month Term SOFR + 4.250%) 8.563%, 2/7/28(2)	478	478
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.500%) 6.825%, 6/11/31(2)	705	686
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Retail—continued
Peer Holding III B.V. Tranche B (3 month Term SOFR + 2.500%) 6.799%, 10/26/30(2)	$ 569	$ 568
Petco Health & Wellness Co., Inc. First Lien (3 month Term SOFR + 3.512%) 7.811%, 3/3/28(2)	840	763
PetsMart LLC (1 month Term SOFR + 3.850%) 8.175%, 2/11/28(2)	798	783
Protective Industrial Products, Inc. 0.000%, 1/17/32(2)(3)	705	677
		4,859
Service—10.9%
AAL Delaware Holdco, Inc. (1 month Term SOFR + 2.750%) 7.075%, 7/30/31(2)	174	173
AlixPartners LLP (1 month Term SOFR + 2.614%) 6.939%, 2/4/28(2)	761	760
Allied Universal Holdco LLC (1 month Term SOFR + 3.850%) 8.175%, 5/12/28(2)	602	601
Amentum Holdings LLC (1 month Term SOFR + 2.250%) 6.575%, 9/29/31(2)	1,003	967
Ascend Learning LLC (1 month Term SOFR + 3.000%) 7.325%, 12/11/28(2)	1,167	1,152
BIFM U.S. Finance LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 8.075%, 5/31/28(2)	526	526
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.000%) 6.294%, 4/20/29(2)	923	912
Crisis Prevention Institute, Inc. 2024 (3 month Term SOFR + 4.000%) 8.299%, 4/9/31(2)	354	354
DG Investment Intermediate Holdings 2, Inc. First Lien (1 month Term SOFR + 3.864%) 8.189%, 3/31/28(2)	796	790
DXP Enterprises, Inc. 2024 (1 month Term SOFR + 3.750%) 8.075%, 10/11/30(2)	592	590
Fugue Finance LLC (3 month Term SOFR + 3.250%) 7.496%, 1/9/32(2)	255	254
	Par Value	Value

Service—continued
Garda World Security Corp. (1 month Term SOFR + 3.000%) 7.322%, 2/1/29(2)	$ 1,332	$ 1,325
GFL Environmental Services, Inc. (3 month Term SOFR + 2.500%) 6.819%, 2/4/32(2)	695	687
Grant Thornton Advisors LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 7.075%, 6/2/31(2)	628	624
Kuehg Corp. (3 month Term SOFR + 3.250%) 7.549%, 6/12/30(2)	534	533
Lernen Bidco Ltd. Tranche B-2 (7 month Term SOFR + 4.000%) 8.310%, 10/27/31(2)	469	468
Madison Safety & Flow LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 7.075%, 9/26/31(2)	552	551
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.799%, 11/23/28(2)	1,182	1,172
Omnia Partners LLC (3 month Term SOFR + 2.750%) 7.050%, 7/25/30(2)	633	629
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 7.439%, 1/21/28(2)	596	597
Pitney Bowes, Inc. Tranche B (1 month Term SOFR + 3.750%) 8.075%, 3/19/32(2)	1,025	1,013
Prime Security Services Borrower LLC Tranche B-1 (1 month Term SOFR + 2.000%) 6.325%, 10/13/30(2)	1,224	1,218
Sapphire Bidco B.V. Tranche B-4 (3 month Term SOFR + 2.750%) 7.046%, 5/3/28(2)	411	407
Sedgwick Claims Management Services, Inc. 2024 (3 month Term SOFR + 3.000%) 7.313%, 7/31/31(2)	734	731
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 8.562%, 3/4/28(2)	1,027	866
St. George’s University Scholastic Services LLC (3 month Term SOFR + 2.750%) 7.063%, 2/10/29(2)	594	589
The Hertz Corp. 2023 (1 month Term SOFR + 3.750%) 8.072%, 6/30/28(2)	679	520
	Par Value	Value

Service—continued
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 8.425%, 11/2/27(2)	$ 727	$ 683
WCG Intermediate Corp. Tranche B (1 month Term SOFR + 3.000%) 7.325%, 2/25/32(2)	260	257
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 7.189%, 3/24/28(2)	1,179	1,153
		21,102
Transportation - Automotive—2.1%
Belron Finance U.S. LLC 2031 (3 month Term SOFR + 2.750%) 7.052%, 10/16/31(2)	840	838
Clarios Global LP 2024, Tranche B (1 month Term SOFR + 2.500%) 6.825%, 5/6/30(2)	881	867
First Brands Group LLC 2022 (3 month Term SOFR + 5.262%) 9.552%, 3/30/27(2)	1,039	963
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 8.302%, 10/28/27(2)	873	731
Wand NewCo 3, Inc. Tranche B-2 (1 month Term SOFR + 2.500%) 6.825%, 1/30/31(2)	705	693
		4,092
Utilities—2.5%
Cornerstone Generation LLC Tranche B 0.000%, 10/28/31(2)(3)	690	689
CPV Fairview LLC Tranche B (1 month Term SOFR + 3.000%) 7.325%, 8/14/31(2)	266	265
Lightning Power LLC Tranche B (3 month Term SOFR + 2.250%) 6.549%, 8/18/31(2)	697	693
Lightstone HoldCo LLC
Tranche B (3 month Term SOFR + 5.750%) 10.041%, 1/29/27(2)	789	792
Tranche C (3 month Term SOFR + 5.750%) 10.041%, 1/29/27(2)	45	45
South Field Energy LLC
Tranche B (3 month Term SOFR + 3.250%) 7.549%, 8/29/31(2)	190	190
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Utilities—continued
Tranche C (3 month Term SOFR + 3.250%) 7.549%, 8/29/31(2)	$ 12	$ 12
Waterbridge NDB Operating LLC (2 month Term SOFR + 4.000%) 8.315%, 5/10/29(2)	652	653
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.250%) 6.573%, 1/27/31(2)	1,424	1,409
		4,748
Total Leveraged Loans (Identified Cost $172,670)		169,637

	Shares
Common Stocks—0.0%
Consumer Discretionary—0.0%
ESC NMG Parent LLC(4)(7)	3,033	—
West Marine(4)(7)	1,450	—(8)
		—(8)
Health Care—0.0%
Envision Healthcare Corp.(7)	6,407	68
Total Common Stocks (Identified Cost $57)		68

Exchange-Traded Funds(9)—4.5%
Invesco Senior Loan ETF	47,975	993
iShares AAA CLO Active ETF	22,765	1,179
iShares Floating Rate Bond ETF	19,160	978
iShares iBoxx High Yield Corporate Bond ETF	12,370	976
Janus Henderson AAA CLO ETF	24,895	1,263
PGIM AAA CLO ETF	19,745	1,013
SPDR Bloomberg High Yield Bond ETF	12,185	1,161
	Shares	Value

SPDR Bloomberg Short Term High Yield Bond ETF	45,955	$ 1,156
Total Exchange-Traded Funds (Identified Cost $8,767)		8,719
Total Long-Term Investments—96.2% (Identified Cost $188,800)		185,736
TOTAL INVESTMENTS—96.2% (Identified Cost $188,800)		$185,736
Other assets and liabilities, net—3.8%		7,352
NET ASSETS—100.0%		$193,088

Abbreviations:
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $7,312 or 3.8% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	This loan will settle after March 31, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security in default; no interest payments are being received.
(6)	At March 31, 2025, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology. See the Notes to Financial Statements regarding the risk disclosure.
(7)	Non-income producing.
(8)	Amount is less than $500 (not in thousands).
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	91%
Canada	4
Netherlands	2
France	1
Luxembourg	1
Australia	1
Total	100%
† % of total investments as of March 31, 2025.
As of March 31, 2025, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
DG Investment Intermediate Holdings 2, Inc. 2024, 3/31/28(1)	$49	$49	$48	$(1)
Grant Thornton Advisors LLC 2025, 6/02/31	9	9	9	—(2)
Hanger, Inc., 10/23/31	65	64	65	1
Kaman Corp., 1/30/32(1)	57	57	56	(1)
USALCO LLC, 9/30/31	56	57	56	(1)
Total	$236	$236	$234	$(2)

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
(1)	This loan will settle after March 31, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(2)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$7,312	$—	$7,312	$—
Leveraged Loans	169,637	—	169,637	—(1)
Equity Securities:
Common Stocks	68	—	68	—(2)
Exchange-Traded Funds	8,719	8,719	—	—
Total Investments	$185,736	$8,719	$177,017	$—(2)

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500 (not in thousands).
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2025.
See Notes to Financial Statements

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—96.4%
Arizona—1.1%
Arizona Department of Transportation, State Highway Fund Revenue 5.000%, 7/1/36	$ 500	$ 509
California—0.8%
Santa Clarita Community College District, General Obligation 3.000%, 8/1/44	500	396
Colorado—10.7%
City & County of Denver Co. Airport System Revenue, Series D (AMT) 5.500%, 11/15/30	1,000	1,095
Colorado Bridge & Tunnel Enterprise, Miscellaneous Revenue, Series A (AGM Insured) 5.250%, 12/1/49	250	269
Denver Convention Center Hotel Authority Revenue, Senior Lien 5.000%, 12/1/27	400	402
Public Authority For Colorado Energy, Natural Gas Purchase Revenue 6.250%, 11/15/28	1,880	1,970
Regional Transportation District, Sales Tax Revenue, Fastracks Project, Series A 5.000%, 11/1/32	1,195	1,228
		4,964
Connecticut—0.6%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series F1 (GNMA / FNMA / FHLMC Insured) 3.200%, 11/15/33	325	300
Florida—15.0%
Central Florida Expressway Authority, Highway Toll Revenue, Senior Lien, Series B 4.000%, 7/1/30	230	231
City of Tallahassee, Health Facilities Revenue, Tallahassee Memorial Healthcare, Series A 5.000%, 12/1/36	500	501
Marion County School Board, Certificates of Participation (AGM Insured) 5.000%, 6/1/43	625	660
	Par Value	Value

Florida—continued
Miami Beach Redevelopment Agency, Tax Increment Revenue
5.000%, 2/1/32	$ 320	$ 321
(AGM Insured) 5.000%, 2/1/31	40	40
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, Series A 5.000%, 4/1/30	200	200
Miami-Dade County School Board, Certificates of Participation, Series D 5.000%, 2/1/34	1,700	1,721
Orange County School Board, Certificates of Participation, Series A 5.000%, 8/1/34	680	764
Seminole County School Board, Certificates of Participation, Series C 5.000%, 7/1/29	1,935	1,986
Tampa Bay Water, Water Revenue, Series A 5.000%, 10/1/49	505	529
		6,953
Georgia—4.5%
Atlanta Urban Redevelopment Agency, Surface Transportation & Infrastructure Project Revenue, Series B 5.000%, 7/1/37	550	616
City of Atlanta Water & Wastewater Revenue 5.000%, 11/1/31	550	551
Georgia Ports Authority Revenue 4.000%, 7/1/42	980	943
		2,110
Illinois—7.9%
City of Chicago, Water Revenue, Second Lien
(AGM Insured) 5.250%, 11/1/32	350	364
Series 2017-2 (AGM Insured) 5.000%, 11/1/31	500	518
Cook County School District No. 78 Rosemont, General Obligation (AGM Insured) 5.000%, 12/1/38	1,000	1,047
State of Illinois, General Obligation
5.000%, 2/1/27	1,250	1,290
	Par Value	Value

Illinois—continued
(BAM-TCRS Insured) 5.000%, 2/1/36	$ 400	$ 434
		3,653
Indiana—4.9%
Indiana Finance Authority, Parkview Health System Revenue, Series A 5.000%, 11/1/43	1,700	1,732
Indianapolis Local Public Improvement Bond Bank Revenue (AMT) 5.000%, 1/1/34	500	528
		2,260
Louisiana—2.3%
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project Revenue (AMT) 5.500%, 9/1/54	500	519
State of Louisiana, General Obligation, Series E 5.000%, 9/1/31	500	556
		1,075
Maryland—0.4%
Maryland Community Development Administration Revenue, Series A 1.250%, 3/1/30	200	170
Massachusetts—2.5%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A 5.000%, 7/1/41	250	271
Massachusetts Housing Finance Agency Revenue 2.300%, 12/1/40	500	374
Massachusetts Port Authority, Transportation Revenue, Series A (AMT) 5.000%, 7/1/31	500	512
		1,157
Michigan—2.0%
Michigan State Building Authority, Facilities Program Lease Revenue, Series I 4.000%, 10/15/36	500	501
Wayne County Airport Authority Revenue, Series D 5.000%, 12/1/45	450	451
		952

See Notes to Financial Statements

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Minnesota—5.1%
Minneapolis Special School District No. 1, General Obligation, Series B
(SD CRED PROG Insured) 5.000%, 2/1/39	$1,085	$ 1,159
(SD CRED PROG Insured) 5.000%, 2/1/40	1,140	1,212
		2,371
New Jersey—3.6%
New Jersey Transportation Trust Fund Authority Revenue, Series A 5.000%, 6/15/36	570	626
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue, Series A
5.000%, 6/1/31	250	258
5.000%, 6/1/32	250	258
5.000%, 6/1/33	250	257
5.000%, 6/1/34	250	256
		1,655
New York—3.6%
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue, Series A
(AGM Insured) 3.000%, 1/1/36	250	222
(AGM Insured) 3.000%, 1/1/37	100	87
New York City Municipal Water Finance Authority, Water Revenue, Series AA 5.000%, 6/15/49	375	394
New York City Transitional Finance Authority, Income Tax Revenue, Series H-1
5.000%, 11/1/41	250	269
5.500%, 11/1/51	135	147
New York Transportation Development Corp.,
John F. Kennedy International Airport New Terminal One (AMT) (AGM Insured) 5.000%, 6/30/49	255	257
Laguardia Airport Terminal Revenue (AMT) 6.000%, 4/1/35	250	275
		1,651
Ohio—0.9%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Senior Revenue, Class 1, Series A-2 4.000%, 6/1/48	500	433
	Par Value	Value

Oklahoma—1.2%
Oklahoma Water Resources Board, Clear Water Program Revenue 5.000%, 4/1/43	$ 500	$ 536
Pennsylvania—7.2%
City of Philadelphia, Water & Wastewater Revenue, Series A 5.000%, 10/1/42	300	306
Pennsylvania Economic Development Financing Authority, PENNDOT Major Bridges Revenue (AMT) 5.500%, 6/30/39	485	518
Pennsylvania Turnpike Commission, Highway Toll Revenue, First Subordinate Series 5.000%, 12/1/38	2,325	2,518
		3,342
South Carolina—1.6%
South Carolina Public Service Authority, Santee Cooper Revenue, Series B 5.000%, 12/1/41	680	722
Tennessee—5.1%
Metropolitan Nashville Airport Authority (The) Revenue, Series A
5.250%, 7/1/47	250	264
5.000%, 7/1/52	250	257
Metropolitan Nashville Airport Authority (The) Revenue, Series B (AMT)
5.500%, 7/1/40	500	536
5.500%, 7/1/41	250	266
Tennessee State School Bond Authority, Higher Education Program Revenue, Series B (State Higher Education Intercept Program Insured) 5.000%, 11/1/34	1,000	1,034
		2,357
Texas—10.8%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 4.500%, 8/15/53	190	185
Central Texas Regional Mobility Authority, Highway Toll Revenue, Senior Lien, Series D 4.000%, 1/1/38	750	748
	Par Value	Value

Texas—continued
Georgetown Independent School District, General Obligation (PSF-GTD Insured) 3.750%, 8/15/41	$ 500	$ 471
North Texas Tollway Authority, Highway Toll Revenue, Series A 5.000%, 1/1/28	295	299
Permanent University Fund - University of Texas System Revenue, Series B 5.000%, 7/1/36	525	598
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D 6.250%, 12/15/26	485	500
Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, SOFR Index Series C 3.700%, 9/15/27(2)	1,275	1,277
Texas Public Finance Authority, Texas Southern University Revenue (BAM Insured) 5.250%, 5/1/37	300	320
Wharton Independent School District, General Obligation (PSF-GTD Insured) 3.000%, 2/15/32	645	610
		5,008
Virginia—1.3%
Virginia College Building Authority, 21st Century College & Equipment Programs Revenue 5.000%, 2/1/36	550	608
Washington—1.9%
Grant County Public Hospital District No. 1, General Obligation 5.500%, 12/1/43	305	317
State of Washington, General Obligation, Series A 5.000%, 8/1/38	500	551
		868
Wisconsin—1.4%
Public Finance Authority
Revenue 4.000%, 8/1/59(2)	425	425
See Notes to Financial Statements

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

	Wisconsin—continued
Waste Management, Inc. Project Revenue (AMT) 2.875%, 5/1/27	$ 250	$ 245
		670
	Total Municipal Bonds (Identified Cost $45,716)	44,720
	Total Long-Term Investments—96.4% (Identified Cost $45,716)	44,720
	TOTAL INVESTMENTS—96.4% (Identified Cost $45,716)	$44,720
	Other assets and liabilities, net—3.6%	1,648
	NET ASSETS—100.0%	$46,368
Abbreviations:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Municipal Insured
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PSF-GTD	Permanent School Fund Guarantee Program
SD CRED PROG	State Credit Enhancement Program
SOFR	Secured Overnight Financing Rate
TCRS	Tennessee Consolidated Retirement System

Footnote Legend:
(1)	At March 31, 2025, 20.5% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$44,720	$44,720
Total Investments	$44,720	$44,720
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited)
March 31, 2025
(Reported in thousands except shares and per share amounts)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund
Assets
Investment in unaffiliated securities at value(1)(2)	$485,466	$54,121	$462,027	$776,083
Investment in affiliated securities at value(3)	2,269	—	4,499	3,830
Cash	5,108	1,165	12,892	11,399
Receivables
Investment securities sold	1,681	—	276	5,016
Fund shares sold	14,577	8	992	1,070
Dividends and interest	3,909	980	2,558	7,516
Securities lending income	1	1	2	4
Prepaid Trustees’ retainer	10	1	8	16
Prepaid expenses	40	18	29	66
Other assets	73	8	71	117
Total assets	513,134	56,302	483,354	805,117
Liabilities
Payables
Fund shares repurchased	798	49	747	8,847
Investment securities purchased	10,087	275	5,030	18,764
Collateral on securities loaned	1,489	1,611	2,748	8,394
Dividend distributions	7	25	93	370
Investment advisory fees	64	7	83	310
Distribution and service fees	14	9	18	27
Administration and accounting fees	46	9	45	73
Transfer agent and sub-transfer agent fees and expenses	54	10	74	95
Professional fees	18	21	19	18
Trustee deferred compensation plan	73	8	71	117
Interest expense and/or commitment fees	1	—(a)	2	2
Other accrued expenses	19	17	39	20
Unrealized depreciation on unfunded loan commitments(4)	—	—	—	1
Total liabilities	12,670	2,041	8,969	37,038
Commitments and contingencies (Note 3D)	—	—	—	—
Net Assets	$500,464	$54,261	$474,385	$768,079
Net Assets Consist of:
Common stock $0.001 par value	$49	$—	$44	$—
Capital paid in on shares of beneficial interest	515,479	62,613	503,396	811,057
Accumulated earnings (loss)	(15,064)	(8,352)	(29,055)	(42,978)
Net Assets	$500,464	$54,261	$474,385	$768,079
Net Assets:
Class A	$47,669	$33,801	$58,367	$87,210
Class C	$5,196	$1,928	$7,049	$9,448
Class I	$440,192	$7,064	$406,666	$615,149
Class R6	$7,407	$11,468	$2,303	$56,272
Shares Outstanding (unlimited number of shares authorized, no par value):(5)
Class A	4,740,637	8,862,189	5,471,369	9,581,771
Class C	529,195	514,419	660,828	1,024,402
Class I	43,057,341	1,847,501	38,131,918	67,959,134
Class R6	724,195	3,002,397	215,739	6,142,567
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2025
(Reported in thousands except shares and per share amounts)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$10.06	$3.81	$10.67	$9.10
Class C	$9.82	$3.75	$10.67	$9.22
Class I	$10.22	$3.82	$10.66	$9.05
Class R6	$10.23	$3.82	$10.67	$9.16
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$10.45	$3.96	$10.92	$9.45
Maximum Sales Charge - Class A	3.75%	3.75%	2.25%	3.75%
(1) Investment in unaffiliated securities at cost	$491,946	$55,387	$464,036	$784,090
(2) Market value of securities on loan	$1,449	$1,535	$2,651	$7,842
(3) Investment in affiliated securities at cost	$2,262	$—	$4,521	$3,818
(4) See Schedule of Investments for schedule of unfunded loan commitments.
(5) Newfleet Core Plus Bond Fund and Newfleet Low Duration Core Plus Bond Fund have a par value of $1.00, and all other funds on this page have no par value.

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2025
(Reported in thousands except shares and per share amounts)
	Newfleet Multi-Sector Short Term Bond Fund	Newfleet Senior Floating Rate Fund	Seix Tax-Exempt Bond Fund
Assets
Investment in unaffiliated securities at value(1)(2)	$4,487,909	$185,736	$44,720
Investment in affiliated securities at value(3)	44,986	—	—
Cash	81,223	1,703	1,554
Receivables
Investment securities sold	8,431	13,319	—
Fund shares sold	7,003	185	6
Dividends and interest	28,868	1,022	598
Securities lending income	13	—	—
Prepaid Trustees’ retainer	74	3	1
Prepaid expenses	13	30	10
Other assets	693	30	7
Total assets	4,659,213	202,028	46,896
Liabilities
Payables
Fund shares repurchased	9,638	456	32
Investment securities purchased	53,321	8,083	419
Collateral on securities loaned	21,485	—	—
Dividend distributions	1,546	203	8
Investment advisory fees	1,517	46	3
Distribution and service fees	189	16	6
Administration and accounting fees	406	25	9
Transfer agent and sub-transfer agent fees and expenses	876	38	9
Professional fees	18	8	19
Trustee deferred compensation plan	693	30	7
Interest expense and/or commitment fees	25	14	—(a)
Other accrued expenses	153	19	16
Unrealized depreciation on unfunded loan commitments(4)	—	2	—
Total liabilities	89,867	8,940	528
Commitments and contingencies (Note 3D)	—	—	—
Net Assets	$4,569,346	$193,088	$46,368
Net Assets Consist of:
Common stock $0.001 par value	$—	$—	$5
Capital paid in on shares of beneficial interest	5,021,908	271,313	48,211
Accumulated earnings (loss)	(452,562)	(78,225)	(1,848)
Net Assets	$4,569,346	$193,088	$46,368
Net Assets:
Class A	$586,577	$60,051	$22,719
Class C	$96,129	$4,537	$1,075
Class C1	$26,780	$—	$—
Class I	$3,832,021	$127,568	$22,574
Class R6	$27,839	$932	$—
Shares Outstanding (unlimited number of shares authorized, no par value):(5)
Class A	129,387,265	6,994,135	2,250,067
Class C	20,860,595	528,018	106,523
Class C1	5,830,594	—	—
Class I	843,814,977	14,879,371	2,235,914
Class R6	6,105,034	108,679	—
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2025
(Reported in thousands except shares and per share amounts)
	Newfleet Multi-Sector Short Term Bond Fund	Newfleet Senior Floating Rate Fund	Seix Tax-Exempt Bond Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$4.53	$8.59	$10.10
Class C	$4.61	$8.59	$10.10
Class C1	$4.59	$—	$—
Class I	$4.54	$8.57	$10.10
Class R6	$4.56	$8.57	$—
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$4.63	$8.83	$10.39
Maximum Sales Charge - Class A	2.25%	2.75%	2.75%
(1) Investment in unaffiliated securities at cost	$4,523,640	$188,800	$45,716
(2) Market value of securities on loan	$20,662	$—	$—
(3) Investment in affiliated securities at cost	$45,208	$—	$—
(4) See Schedule of Investments for schedule of unfunded loan commitments.
(5) Seix Tax-Exempt Bond Fund has a par value of $0.001, and all other funds on this page have no par value.

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited)
SIX MONTHS ENDED March 31, 2025
($ reported in thousands)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund
Investment Income
Dividends	$286	$29	$325	$332
Dividends from affiliated	15	—	35	25
Interest	12,103	2,146	10,799	25,137
Securities lending, net of fees	5	12	6	45
Total investment income	12,409	2,187	11,165	25,539
Expenses
Investment advisory fees	989	152	883	2,075
Distribution and service fees, Class A	57	44	73	111
Distribution and service fees, Class C	24	10	36	49
Administration and accounting fees	229	38	230	389
Transfer agent fees and expenses	98	21	99	163
Sub-transfer agent fees and expenses, Class A	19	8	18	36
Sub-transfer agent fees and expenses, Class C	2	1	3	4
Sub-transfer agent fees and expenses, Class I	141	4	151	171
Custodian fees	4	2	3	4
Printing fees and expenses	15	6	17	21
Professional fees	21	17	20	27
Interest expense and/or commitment fees	1	—(a)	1	2
Registration fees	37	22	35	56
Trustees’ fees and expenses	13	2	18	24
Miscellaneous expenses	24	16	32	32
Total expenses	1,674	343	1,619	3,164
Less net expenses reimbursed and/or waived by investment adviser(1)	(605)	(103)	(407)	(251)
Net expenses	1,069	240	1,212	2,913
Net investment income (loss)	11,340	1,947	9,953	22,626
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(315)	(337)	(334)	(2,799)
Foreign currency transactions	—	—	—	4
Net change in unrealized appreciation (depreciation) on:
Investments	(10,367)	(844)	(694)	(14,590)
Affiliated investments	7	—	(22)	12
Foreign currency transactions	—	—	—	1
Net realized and unrealized gain (loss) on investments	(10,675)	(1,181)	(1,050)	(17,372)
Net increase (decrease) in net assets resulting from operations	$665	$766	$8,903	$5,254

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2025
($ reported in thousands)
	Newfleet Multi-Sector Short Term Bond Fund	Newfleet Senior Floating Rate Fund	Seix Tax-Exempt Bond Fund
Investment Income
Dividends	$1,712	$341	$16
Dividends from affiliated	348	—	—
Interest	121,188	7,958	879
Securities lending, net of fees	74	—	—
Total investment income	123,322	8,299	895
Expenses
Investment advisory fees	10,831	448	113
Distribution and service fees, Class A	742	77	30
Distribution and service fees, Class C	254	23	6
Distribution and service fees, Class C1	136	—	—
Administration and accounting fees	2,253	118	35
Transfer agent fees and expenses	957	44	13
Sub-transfer agent fees and expenses, Class A	260	21	8
Sub-transfer agent fees and expenses, Class C	44	2	—(a)
Sub-transfer agent fees and expenses, Class C1	10	—	—
Sub-transfer agent fees and expenses, Class I	1,543	56	10
Custodian fees	8	2	—(a)
Printing fees and expenses	151	10	5
Professional fees	81	25	15
Interest expense and/or commitment fees	16	28	—(a)
Registration fees	58	40	17
Trustees’ fees and expenses	186	8	2
Miscellaneous expenses	145	16	10
Total expenses	17,675	918	264
Less net expenses reimbursed and/or waived by investment adviser(1)	(1,976)	(143)	(82)
Net expenses	15,699	775	182
Net investment income (loss)	107,623	7,524	713
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(9,517)	(579)	(76)
Capital gain distributions from underlying funds	—	—(a)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(14,951)	(2,296)	(1,305)
Affiliated investments	(222)	—	—
Net realized and unrealized gain (loss) on investments	(24,690)	(2,875)	(1,381)
Net increase (decrease) in net assets resulting from operations	$82,933	$4,649	$(668)

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)
	Newfleet Core Plus Bond Fund		Newfleet High Yield Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$11,340	$13,570	$1,947	$3,766
Net realized gain (loss)	(315)	(924)	(337)	(632)
Net change in unrealized appreciation (depreciation)	(10,360)	18,007	(844)	3,930
Increase (decrease) in net assets resulting from operations	665	30,653	766	7,064
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,129)	(1,836)	(1,219)	(2,554)
Class C	(101)	(132)	(60)	(112)
Class I	(9,929)	(11,352)	(251)	(519)
Class R6	(183)	(241)	(417)	(576)
Total dividends and distributions to shareholders	(11,342)	(13,561)	(1,947)	(3,761)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	3,578	14,125	(808)	(2,696)
Class C	931	2,627	(131)	891
Class I	96,545	205,721	468	(861)
Class R6	840	4,481	816	8,538
Increase (decrease) in net assets from capital transactions	101,894	226,954	345	5,872
Net increase (decrease) in net assets	91,217	244,046	(836)	9,175
Net Assets
Beginning of period	409,247	165,201	55,097	45,922
End of Period	$500,464	$409,247	$54,261	$55,097
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	Newfleet Low Duration Core Plus Bond Fund		Newfleet Multi-Sector Intermediate Bond Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$9,953	$17,821	$22,626	$32,183
Net realized gain (loss)	(334)	(1,866)	(2,795)	(5,316)
Net change in unrealized appreciation (depreciation)	(716)	20,284	(14,577)	35,743
Increase (decrease) in net assets resulting from operations	8,903	36,239	5,254	62,610
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,258)	(2,532)	(2,627)	(4,350)
Class C	(127)	(267)	(251)	(462)
Class I	(8,493)	(14,623)	(18,911)	(26,703)
Class R6	(55)	(390)	(1,778)	(1,267)
Return of Capital:
Class A	—	—	—	(112)
Class C	—	—	—	(14)
Class I	—	—	—	(644)
Class R6	—	—	—	(31)
Total dividends and distributions to shareholders	(9,933)	(17,812)	(23,567)	(33,583)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(1,633)	(5,018)	1,759	15,985
Class C	(328)	(1,800)	(378)	396
Class I	53,521	24,475	59,120	244,372
Class R6	(7,545)	2,046	(688)	39,213
Increase (decrease) in net assets from capital transactions	44,015	19,703	59,813	299,966
Net increase (decrease) in net assets	42,985	38,130	41,500	328,993
Net Assets
Beginning of period	431,400	393,270	726,579	397,586
End of Period	$474,385	$431,400	$768,079	$726,579
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	Newfleet Multi-Sector Short Term Bond Fund		Newfleet Senior Floating Rate Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$107,623	$205,968	$7,524	$15,716
Net realized gain (loss)	(9,517)	(48,749)	(579)	(1,348)
Net change in unrealized appreciation (depreciation)	(15,173)	251,529	(2,296)	1,259
Increase (decrease) in net assets resulting from operations	82,933	408,748	4,649	15,627
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(14,069)	(29,448)	(2,290)	(4,359)
Class C	(2,245)	(5,171)	(155)	(394)
Class C1	(535)	(1,176)	—	—
Class I	(92,935)	(178,472)	(5,034)	(10,897)
Class R6	(764)	(763)	(37)	(90)
Total dividends and distributions to shareholders	(110,548)	(215,030)	(7,516)	(15,740)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(22,493)	(75,026)	(2,401)	2,237
Class C	(11,799)	(29,309)	(296)	(1,421)
Class C1	(1,476)	(6,611)	—	—
Class I	82,241	(25,376)	(1,295)	4,468
Class R6	3,583	12,650	19	(338)
Increase (decrease) in net assets from capital transactions	50,056	(123,672)	(3,973)	4,946
Net increase (decrease) in net assets	22,441	70,046	(6,840)	4,833
Net Assets
Beginning of period	4,546,905	4,476,859	199,928	195,095
End of Period	$4,569,346	$4,546,905	$193,088	$199,928
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	Seix Tax-Exempt Bond Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$713	$1,658
Net realized gain (loss)	(76)	(199)
Net change in unrealized appreciation (depreciation)	(1,305)	2,996
Increase (decrease) in net assets resulting from operations	(668)	4,455
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(320)	(703)
Class C	(11)	(26)
Class I	(375)	(906)
Total dividends and distributions to shareholders	(706)	(1,635)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(1,559)	(3,957)
Class C	(145)	(183)
Class I	(4,497)	(10,549)
Increase (decrease) in net assets from capital transactions	(6,201)	(14,689)
Net increase (decrease) in net assets	(7,575)	(11,869)
Net Assets
Beginning of period	53,943	65,812
End of Period	$46,368	$53,943
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

Newfleet Core Plus Bond Fund
Class A
10/1/24 to 3/31/25(8)	$10.32	0.25	(0.26)	(0.01)	(0.25)	—	—	(0.25)	—	(0.26)	$10.06	(0.09) %	$47,669	0.70%	1.01%	4.95%	21%
10/1/23 to 9/30/24	9.66	0.50	0.65	1.15	(0.49)	—	—	(0.49)	—	0.66	10.32	12.23	45,255	0.73 (9)	1.04	4.96	50
10/1/22 to 9/30/23	9.84	0.39	(0.18)	0.21	(0.39)	—	—	(0.39)	—	(0.18)	9.66	2.06	28,811	0.80 (10)	1.10	3.90	49
10/1/21 to 9/30/22	11.81	0.26	(1.80)	(1.54)	(0.27)	—	(0.16)	(0.43)	—	(1.97)	9.84	(13.38)	27,013	0.81 (11)	1.05	2.34	52
10/1/20 to 9/30/21	11.85	0.25	(0.04)	0.21	(0.25)	—	—	(0.25)	—	(0.04)	11.81	1.79	34,538	0.80	1.05	2.12	59
10/1/19 to 9/30/20	11.51	0.30	0.34	0.64	(0.30)	—	—	(0.30)	—	0.34	11.85	5.66	37,507	0.81 (9)	1.07	2.61	65
Class C
10/1/24 to 3/31/25(8)	$10.08	0.21	(0.26)	(0.05)	(0.21)	—	—	(0.21)	—	(0.26)	$9.82	(0.52) %	$5,196	1.45%	1.74%	4.20%	21%
10/1/23 to 9/30/24	9.43	0.41	0.65	1.06	(0.41)	—	—	(0.41)	—	0.65	10.08	11.45	4,381	1.48 (9)	1.78	4.20	50
10/1/22 to 9/30/23	9.61	0.31	(0.18)	0.13	(0.31)	—	—	(0.31)	—	(0.18)	9.43	1.25	1,553	1.55 (10)	1.87	3.16	49
10/1/21 to 9/30/22	11.54	0.17	(1.75)	(1.58)	(0.19)	—	(0.16)	(0.35)	—	(1.93)	9.61	(14.05)	1,283	1.56 (11)	1.84	1.55	52
10/1/20 to 9/30/21	11.57	0.16	(0.03)	0.13	(0.16)	—	—	(0.16)	—	(0.03)	11.54	1.11	2,621	1.55	1.81	1.39	59
10/1/19 to 9/30/20	11.24	0.21	0.33	0.54	(0.21)	—	—	(0.21)	—	0.33	11.57	4.85	4,676	1.56 (9)	1.82	1.84	65
Class I
10/1/24 to 3/31/25(8)	$10.49	0.26	(0.26)	—	(0.27)	—	—	(0.27)	—	(0.27)	$10.22	(0.02) %	$440,192	0.45%	0.72%	5.19%	21%
10/1/23 to 9/30/24	9.82	0.53	0.67	1.20	(0.53)	—	—	(0.53)	—	0.67	10.49	12.50	352,878	0.48 (9)	0.76	5.20	50
10/1/22 to 9/30/23	10.00	0.43	(0.19)	0.24	(0.42)	—	—	(0.42)	—	(0.18)	9.82	2.33	132,866	0.55	0.84	4.26	49
10/1/21 to 9/30/22	12.00	0.29	(1.82)	(1.53)	(0.31)	—	(0.16)	(0.47)	—	(2.00)	10.00	(13.17)	63,559	0.57 (11)	0.80	2.62	52
10/1/20 to 9/30/21	12.04	0.28	(0.04)	0.24	(0.28)	—	—	(0.28)	—	(0.04)	12.00	2.04	70,630	0.55	0.79	2.36	59
10/1/19 to 9/30/20	11.70	0.33	0.34	0.67	(0.33)	—	—	(0.33)	—	0.34	12.04	5.87	63,222	0.56 (9)	0.80	2.85	65
Class R6
10/1/24 to 3/31/25(8)	$10.50	0.27	(0.27)	—	(0.27)	—	—	(0.27)	—	(0.27)	$10.23	0.00%	$7,407	0.41%	0.65%	5.25%	21%
10/1/23 to 9/30/24	9.83	0.54	0.66	1.20	(0.53)	—	—	(0.53)	—	0.67	10.50	12.57	6,733	0.42 (9)	0.68	5.28	50
10/1/22 to 9/30/23	10.01	0.44	(0.19)	0.25	(0.43)	—	—	(0.43)	—	(0.18)	9.83	2.47	1,971	0.43	0.74	4.32	49
10/1/21 to 9/30/22	12.01	0.30	(1.82)	(1.52)	(0.32)	—	(0.16)	(0.48)	—	(2.00)	10.01	(13.05)	1,338	0.45 (11)	0.73	2.74	52
10/1/20 to 9/30/21	12.05	0.30	(0.04)	0.26	(0.30)	—	—	(0.30)	—	(0.04)	12.01	2.17	1,214	0.43	0.72	2.48	59
10/1/19 to 9/30/20	11.71	0.35	0.34	0.69	(0.35)	—	—	(0.35)	—	0.34	12.05	6.00	1,122	0.44 (9)	0.74	2.99	65

Newfleet High Yield Fund
Class A
10/1/24 to 3/31/25(8)	$3.90	0.13	(0.09)	0.04	(0.13)	—	—	(0.13)	—	(0.09)	$3.81	1.15%	$33,801	0.95%	1.32%	6.99%	12%
10/1/23 to 9/30/24	3.65	0.27	0.25	0.52	(0.27)	—	—	(0.27)	—	0.25	3.90	14.73	35,356	0.96 (9)	1.30	7.19	61
10/1/22 to 9/30/23	3.53	0.24	0.12	0.36	(0.24)	—	—	(0.24)	—	0.12	3.65	10.27	35,738	1.01 (11)	1.33	6.53	52
10/1/21 to 9/30/22	4.28	0.20	(0.75)	(0.55)	(0.20)	—	—	(0.20)	—	(0.75)	3.53	(13.15)	36,258	1.01 (11)	1.27	5.10	47
10/1/20 to 9/30/21	4.00	0.20	0.28	0.48	(0.20)	—	—	(0.20)	—	0.28	4.28	12.18	47,153	1.00	1.25	4.77	74
10/1/19 to 9/30/20	4.10	0.21	(0.10)	0.11	(0.21)	—	—	(0.21)	—	(0.10)	4.00	2.88	45,234	1.00	1.37	5.31	88
Class C
10/1/24 to 3/31/25(8)	$3.83	0.12	(0.08)	0.04	(0.12)	—	—	(0.12)	—	(0.08)	$3.75	1.00%	$1,928	1.70%	2.05%	6.24%	12%
10/1/23 to 9/30/24	3.59	0.24	0.24	0.48	(0.24)	—	—	(0.24)	—	0.24	3.83	13.71	2,100	1.71 (9)	2.03	6.46	61
10/1/22 to 9/30/23	3.47	0.21	0.12	0.33	(0.21)	—	—	(0.21)	—	0.12	3.59	9.51	1,098	1.76 (11)	2.10	5.77	52
10/1/21 to 9/30/22	4.21	0.17	(0.74)	(0.57)	(0.17)	—	—	(0.17)	—	(0.74)	3.47	(13.87)	1,013	1.76 (11)	2.08	4.34	47
10/1/20 to 9/30/21	3.93	0.17	0.28	0.45	(0.17)	—	—	(0.17)	—	0.28	4.21	11.47	1,460	1.75	2.03	4.05	74
10/1/19 to 9/30/20	4.02	0.18	(0.09)	0.09	(0.18)	—	—	(0.18)	—	(0.09)	3.93	2.33	2,542	1.75	2.11	4.55	88
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
Newfleet High Yield Fund (Continued)
Class I
10/1/24 to 3/31/25(8)	$3.91	0.14	(0.09)	0.05	(0.14)	—	—	(0.14)	—	(0.09)	$3.82	1.28%	$7,064	0.70%	1.09%	7.24%	12%
10/1/23 to 9/30/24	3.66	0.28	0.25	0.53	(0.28)	—	—	(0.28)	—	0.25	3.91	15.00	6,745	0.71 (9)	1.09	7.42	61
10/1/22 to 9/30/23	3.53	0.25	0.13	0.38	(0.25)	—	—	(0.25)	—	0.13	3.66	10.84	7,225	0.76 (11)	1.12	6.77	52
10/1/21 to 9/30/22	4.29	0.21	(0.76)	(0.55)	(0.21)	—	—	(0.21)	—	(0.76)	3.53	(13.14)	6,196	0.76 (11)	1.10	5.34	47
10/1/20 to 9/30/21	4.01	0.21	0.28	0.49	(0.21)	—	—	(0.21)	—	0.28	4.29	12.43	8,297	0.75	1.05	5.01	74
10/1/19 to 9/30/20	4.10	0.22	(0.09)	0.13	(0.22)	—	—	(0.22)	—	(0.09)	4.01	3.40	9,319	0.75	1.17	5.54	88
Class R6
10/1/24 to 3/31/25(8)	$3.90	0.14	(0.08)	0.06	(0.14)	—	—	(0.14)	—	(0.08)	$3.82	1.60%	$11,468	0.59%	0.97%	7.35%	12%
10/1/23 to 9/30/24	3.65	0.29	0.24	0.53	(0.28)	—	—	(0.28)	—	0.25	3.90	15.16	10,896	0.59	0.94	7.56	61
10/1/22 to 9/30/23	3.53	0.25	0.12	0.37	(0.25)	—	—	(0.25)	—	0.12	3.65	10.71	1,861	0.60 (11)	0.99	6.93	52
10/1/21 to 9/30/22	4.29	0.22	(0.76)	(0.54)	(0.22)	—	—	(0.22)	—	(0.76)	3.53	(13.00)	1,760	0.60 (11)	0.96	5.50	47
10/1/20 to 9/30/21	4.00	0.22	0.29	0.51	(0.22)	—	—	(0.22)	—	0.29	4.29	12.87	1,937	0.60 (9)	0.93	5.12	74
10/1/19 to 9/30/20	4.10	0.22	(0.10)	0.12	(0.22)	—	—	(0.22)	—	(0.10)	4.00	3.20	1,157	0.69	1.05	5.58	88

Newfleet Low Duration Core Plus Bond Fund
Class A
10/1/24 to 3/31/25(8)	$10.70	0.23	(0.03)	0.20	(0.23)	—	—	(0.23)	—	(0.03)	$10.67	1.88%	$58,367	0.75%	0.93%	4.31%	26%
10/1/23 to 9/30/24	10.23	0.43	0.47	0.90	(0.43)	—	—	(0.43)	—	0.47	10.70	8.99	60,159	0.75	0.94	4.14	46
10/1/22 to 9/30/23	10.09	0.31	0.14	0.45	(0.31)	—	—	(0.31)	—	0.14	10.23	4.55	62,424	0.74	0.93	3.05	38
10/1/21 to 9/30/22	10.96	0.15	(0.86)	(0.71)	(0.16)	—	—	(0.16)	—	(0.87)	10.09	(6.55)	77,244	0.77 (11)	0.90	1.46	38
10/1/20 to 9/30/21	10.96	0.16	— (12)	0.16	(0.16)	—	—	(0.16)	—	— (12)	10.96	1.44	101,271	0.75	0.89	1.42	55
10/1/19 to 9/30/20	10.86	0.24	0.10	0.34	(0.24)	—	—	(0.24)	—	0.10	10.96	3.21	87,690	0.75	0.91	2.24	57
Class C
10/1/24 to 3/31/25(8)	$10.70	0.19	(0.03)	0.16	(0.19)	—	—	(0.19)	—	(0.03)	$10.67	1.50%	$7,049	1.50%	1.70%	3.56%	26%
10/1/23 to 9/30/24	10.23	0.35	0.47	0.82	(0.35)	—	—	(0.35)	—	0.47	10.70	8.18	7,398	1.50	1.68	3.38	46
10/1/22 to 9/30/23	10.09	0.23	0.15	0.38	(0.24)	—	—	(0.24)	—	0.14	10.23	3.78	8,845	1.49	1.66	2.29	38
10/1/21 to 9/30/22	10.96	0.07	(0.86)	(0.79)	(0.08)	—	—	(0.08)	—	(0.87)	10.09	(7.26)	11,773	1.51 (11)	1.69	0.70	38
10/1/20 to 9/30/21	10.96	0.08	(0.01)	0.07	(0.07)	—	—	(0.07)	—	— (12)	10.96	0.68	17,403	1.50	1.66	0.69	55
10/1/19 to 9/30/20	10.86	0.16	0.10	0.26	(0.16)	—	—	(0.16)	—	0.10	10.96	2.44	20,105	1.50	1.67	1.50	57
Class I
10/1/24 to 3/31/25(8)	$10.69	0.24	(0.03)	0.21	(0.24)	—	—	(0.24)	—	(0.03)	$10.66	2.00%	$406,666	0.50%	0.68%	4.56%	26%
10/1/23 to 9/30/24	10.22	0.46	0.47	0.93	(0.46)	—	—	(0.46)	—	0.47	10.69	9.26	353,956	0.50	0.69	4.39	46
10/1/22 to 9/30/23	10.08	0.34	0.14	0.48	(0.34)	—	—	(0.34)	—	0.14	10.22	4.81	314,549	0.49	0.68	3.29	38
10/1/21 to 9/30/22	10.96	0.18	(0.88)	(0.70)	(0.18)	—	—	(0.18)	—	(0.88)	10.08	(6.41)	425,501	0.52 (11)	0.66	1.69	38
10/1/20 to 9/30/21	10.95	0.18	0.01	0.19	(0.18)	—	—	(0.18)	—	0.01	10.96	1.78	634,354	0.50	0.65	1.64	55
10/1/19 to 9/30/20	10.85	0.27	0.10	0.37	(0.27)	—	—	(0.27)	—	0.10	10.95	3.46	401,784	0.50	0.67	2.49	57
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
Newfleet Low Duration Core Plus Bond Fund (Continued)
Class R6
10/1/24 to 3/31/25(8)	$10.70	0.25	(0.03)	0.22	(0.25)	—	—	(0.25)	—	(0.03)	$10.67	2.04%	$2,303	0.43%	0.61%	4.62%	26%
10/1/23 to 9/30/24	10.23	0.47	0.47	0.94	(0.47)	—	—	(0.47)	—	0.47	10.70	9.33	9,887	0.43	0.61	4.47	46
10/1/22 to 9/30/23	10.09	0.34	0.15	0.49	(0.35)	—	—	(0.35)	—	0.14	10.23	4.89	7,452	0.42	0.60	3.37	38
10/1/21 to 9/30/22	10.96	0.19	(0.87)	(0.68)	(0.19)	—	—	(0.19)	—	(0.87)	10.09	(6.25)	39,337	0.45 (11)	0.60	1.81	38
10/1/20 to 9/30/21	10.96	0.16	0.03	0.19	(0.19)	—	—	(0.19)	—	— (12)	10.96	1.76	27,222	0.43	0.57	1.46	55
10/1/19 to 9/30/20	10.86	0.28	0.10	0.38	(0.28)	—	—	(0.28)	—	0.10	10.96	3.54	387	0.43	0.61	2.56	57

Newfleet Multi-Sector Intermediate Bond Fund
Class A
10/1/24 to 3/31/25(8)	$9.32	0.26	(0.21)	0.05	(0.27)	—	—	(0.27)	—	(0.22)	$9.10	0.57%	$87,210	0.99%	1.08%	5.79%	41%
10/1/23 to 9/30/24	8.79	0.53	0.54	1.07	(0.53)	(0.01)	—	(0.54)	—	0.53	9.32	12.55	87,569	0.99	1.09	5.86	65
10/1/22 to 9/30/23	8.73	0.44	0.05	0.49	(0.43)	—	—	(0.43)	—	0.06	8.79	5.64	67,280	0.99	1.10	4.94	48
10/1/21 to 9/30/22	10.35	0.36	(1.59)	(1.23)	(0.37)	(0.02)	—	(0.39)	—	(1.62)	8.73	(12.15)	64,515	1.00 (11)	1.10	3.76	52
10/1/20 to 9/30/21	10.06	0.37	0.27	0.64	(0.35)	—	—	(0.35)	— (12)	0.29	10.35	6.45 (13)	82,697	0.99	1.07	3.56	77
10/1/19 to 9/30/20	10.16	0.39	(0.11)	0.28	(0.38)	—	—	(0.38)	—	(0.10)	10.06	2.86	78,378	0.99	1.09	3.87	95
Class C
10/1/24 to 3/31/25(8)	$9.44	0.23	(0.21)	0.02	(0.24)	—	—	(0.24)	—	(0.22)	$9.22	0.19%	$9,448	1.74%	1.83%	5.03%	41%
10/1/23 to 9/30/24	8.90	0.47	0.55	1.02	(0.47)	(0.01)	—	(0.48)	—	0.54	9.44	11.67	10,065	1.74	1.83	5.10	65
10/1/22 to 9/30/23	8.83	0.38	0.05	0.43	(0.36)	—	—	(0.36)	—	0.07	8.90	4.91	9,131	1.74	1.85	4.15	48
10/1/21 to 9/30/22	10.46	0.30	(1.62)	(1.32)	(0.29)	(0.02)	—	(0.31)	—	(1.63)	8.83	(12.78)	12,014	1.75 (11)	1.85	3.00	52
10/1/20 to 9/30/21	10.17	0.29	0.27	0.56	(0.27)	—	—	(0.27)	— (12)	0.29	10.46	5.58 (13)	20,004	1.74	1.82	2.81	77
10/1/19 to 9/30/20	10.26	0.31	(0.10)	0.21	(0.30)	—	—	(0.30)	—	(0.09)	10.17	2.16	30,872	1.74	1.83	3.12	95
Class I
10/1/24 to 3/31/25(8)	$9.28	0.27	(0.21)	0.06	(0.29)	—	—	(0.29)	—	(0.23)	$9.05	0.64%	$615,149	0.74%	0.80%	6.03%	41%
10/1/23 to 9/30/24	8.76	0.55	0.54	1.09	(0.56)	(0.01)	—	(0.57)	—	0.52	9.28	12.86	570,619	0.74	0.80	6.11	65
10/1/22 to 9/30/23	8.70	0.47	0.05	0.52	(0.46)	—	—	(0.46)	—	0.06	8.76	6.01	303,103	0.74	0.82	5.24	48
10/1/21 to 9/30/22	10.33	0.39	(1.60)	(1.21)	(0.40)	(0.02)	—	(0.42)	—	(1.63)	8.70	(11.99)	159,300	0.75 (11)	0.86	4.00	52
10/1/20 to 9/30/21	10.05	0.39	0.28	0.67	(0.39)	—	—	(0.39)	— (12)	0.28	10.33	6.70 (13)	212,633	0.74	0.82	3.80	77
10/1/19 to 9/30/20	10.15	0.41	(0.10)	0.31	(0.41)	—	—	(0.41)	—	(0.10)	10.05	3.19	299,784	0.74	0.83	4.09	95
Class R6
10/1/24 to 3/31/25(8)	$9.38	0.28	(0.21)	0.07	(0.29)	—	—	(0.29)	—	(0.22)	$9.16	0.74%	$56,272	0.60%	0.74%	6.18%	41%
10/1/23 to 9/30/24	8.84	0.57	0.55	1.12	(0.57)	(0.01)	—	(0.58)	—	0.54	9.38	12.98	58,326	0.60	0.75	6.25	65
10/1/22 to 9/30/23	8.76	0.48	0.06	0.54	(0.46)	—	—	(0.46)	—	0.08	8.84	6.21	18,072	0.60	0.77	5.39	48
10/1/21 to 9/30/22	10.38	0.40	(1.60)	(1.20)	(0.40)	(0.02)	—	(0.42)	—	(1.62)	8.76	(11.83)	5,175	0.61 (11)	0.78	4.15	52
10/1/20 to 9/30/21	10.08	0.41	0.28	0.69	(0.39)	—	—	(0.39)	— (12)	0.30	10.38	6.87 (13)	6,345	0.60	0.75	3.94	77
10/1/19 to 9/30/20	10.17	0.42	(0.10)	0.32	(0.41)	—	—	(0.41)	—	(0.09)	10.08	3.28	6,068	0.60	0.76	4.25	95
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

Newfleet Multi-Sector Short Term Bond Fund
Class A
10/1/24 to 3/31/25(8)	$4.56	0.10	(0.02)	0.08	(0.11)	—	—	(0.11)	—	(0.03)	$4.53	1.71%	$586,577	0.90%	0.99%	4.61%	32%
10/1/23 to 9/30/24	4.37	0.20	0.20	0.40	(0.21)	—	—	(0.21)	—	0.19	4.56	9.32	612,833	0.90	0.99	4.47	56
10/1/22 to 9/30/23	4.30	0.15	0.07	0.22	(0.15)	—	—	(0.15)	—	0.07	4.37	5.17	660,114	0.89	0.97	3.47	37
10/1/21 to 9/30/22	4.76	0.09	(0.45)	(0.36)	(0.09)	(0.01)	—	(0.10)	—	(0.46)	4.30	(7.65)	771,020	0.92 (9)(11)	0.97	2.04	41
10/1/20 to 9/30/21	4.73	0.10	0.03	0.13	(0.10)	—	—	(0.10)	—	0.03	4.76	2.78	956,384	0.96 (14)	0.96	2.02	64
10/1/19 to 9/30/20	4.72	0.12	0.02	0.14	(0.12)	(0.01)	—	(0.13)	—	0.01	4.73	3.10	857,107	0.98 (14)	0.98	2.58	70
Class C
10/1/24 to 3/31/25(8)	$4.63	0.10	(0.02)	0.08	(0.10)	—	—	(0.10)	—	(0.02)	$4.61	1.78%	$96,129	1.16%	1.25%	4.35%	32%
10/1/23 to 9/30/24	4.43	0.19	0.21	0.40	(0.20)	—	—	(0.20)	—	0.20	4.63	9.13	108,561	1.16	1.24	4.20	56
10/1/22 to 9/30/23	4.37	0.14	0.06	0.20	(0.14)	—	—	(0.14)	—	0.06	4.43	4.58	132,559	1.15	1.23	3.19	37
10/1/21 to 9/30/22	4.83	0.08	(0.45)	(0.37)	(0.08)	(0.01)	—	(0.09)	—	(0.46)	4.37	(7.79)	181,221	1.18 (9)(11)	1.24	1.77	41
10/1/20 to 9/30/21	4.79	0.09	0.04	0.13	(0.09)	—	—	(0.09)	—	0.04	4.83	2.69	267,919	1.21 (14)	1.21	1.82	64
10/1/19 to 9/30/20	4.78	0.11	0.02	0.13	(0.11)	(0.01)	—	(0.12)	—	0.01	4.79	2.81	433,279	1.21 (14)	1.21	2.35	70
Class C1
10/1/24 to 3/31/25(8)	$4.62	0.09	(0.03)	0.06	(0.09)	—	—	(0.09)	—	(0.03)	$4.59	1.32%	$26,780	1.66%	1.73%	3.84%	32%
10/1/23 to 9/30/24	4.42	0.17	0.21	0.38	(0.18)	—	—	(0.18)	—	0.20	4.62	8.63	28,424	1.66	1.73	3.70	56
10/1/22 to 9/30/23	4.36	0.12	0.06	0.18	(0.12)	—	—	(0.12)	—	0.06	4.42	4.09	33,679	1.65	1.72	2.70	37
10/1/21 to 9/30/22	4.82	0.06	(0.46)	(0.40)	(0.05)	(0.01)	—	(0.06)	—	(0.46)	4.36	(8.25)	44,838	1.68 (9)(11)	1.72	1.27	41
10/1/20 to 9/30/21	4.78	0.06	0.04	0.10	(0.06)	—	—	(0.06)	—	0.04	4.82	2.19	70,114	1.71 (14)	1.71	1.32	64
10/1/19 to 9/30/20	4.77	0.09	0.02	0.11	(0.09)	(0.01)	—	(0.10)	—	0.01	4.78	2.31	114,699	1.71 (14)	1.71	1.85	70
Class I
10/1/24 to 3/31/25(8)	$4.57	0.11	(0.03)	0.08	(0.11)	—	—	(0.11)	—	(0.03)	$4.54	1.84%	$3,832,021	0.65%	0.74%	4.85%	32%
10/1/23 to 9/30/24	4.37	0.21	0.21	0.42	(0.22)	—	—	(0.22)	—	0.20	4.57	9.82	3,772,723	0.65	0.73	4.72	56
10/1/22 to 9/30/23	4.31	0.16	0.06	0.22	(0.16)	—	—	(0.16)	—	0.06	4.37	5.18	3,639,516	0.64	0.72	3.72	37
10/1/21 to 9/30/22	4.77	0.10	(0.45)	(0.35)	(0.10)	(0.01)	—	(0.11)	—	(0.46)	4.31	(7.40)	4,254,653	0.67 (9)(11)	0.72	2.29	41
10/1/20 to 9/30/21	4.73	0.11	0.04	0.15	(0.11)	—	—	(0.11)	—	0.04	4.77	3.25	5,221,147	0.71 (14)	0.71	2.28	64
10/1/19 to 9/30/20	4.72	0.13	0.02	0.15	(0.13)	(0.01)	—	(0.14)	—	0.01	4.73	3.36	4,539,835	0.72 (14)	0.72	2.83	70
Class R6
10/1/24 to 3/31/25(8)	$4.59	0.11	(0.03)	0.08	(0.11)	—	—	(0.11)	—	(0.03)	$4.56	1.88%	$27,839	0.52%	0.66%	4.98%	32%
10/1/23 to 9/30/24	4.39	0.22	0.20	0.42	(0.22)	—	—	(0.22)	—	0.20	4.59	9.87	24,364	0.52	0.65	4.87	56
10/1/22 to 9/30/23	4.32	0.16	0.07	0.23	(0.16)	—	—	(0.16)	—	0.07	4.39	5.48	10,991	0.51	0.69	3.75	37
10/1/21 to 9/30/22	4.78	0.11	(0.46)	(0.35)	(0.10)	(0.01)	—	(0.11)	—	(0.46)	4.32	(7.32)	25,862	0.54 (9)(11)	0.69	2.43	41
10/1/20 to 9/30/21	4.74	0.12	0.04	0.16	(0.12)	—	—	(0.12)	—	0.04	4.78	3.31	30,118	0.55	0.67	2.42	64
10/1/19 to 9/30/20	4.72	0.14	0.03	0.17	(0.14)	(0.01)	—	(0.15)	—	0.02	4.74	3.65	11,358	0.55	0.65	2.99	70
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

Newfleet Senior Floating Rate Fund
Class A
10/1/24 to 3/31/25(8)	$8.71	0.32	(0.12)	0.20	(0.32)	—	—	(0.32)	—	(0.12)	$8.59	2.33%	$60,051	0.93% (15)	1.06%	7.41%	66%
10/1/23 to 9/30/24	8.70	0.73	0.01	0.74	(0.73)	—	—	(0.73)	—	0.01	8.71	8.77	63,313	0.97 (9)(15)	1.09	8.33	93
10/1/22 to 9/30/23	8.43	0.64	0.28	0.92	(0.65)	—	—	(0.65)	—	0.27	8.70	11.20	61,100	1.04 (15)	1.12	7.48	50
10/1/21 to 9/30/22	9.01	0.32	(0.58)	(0.26)	(0.32)	—	—	(0.32)	—	(0.58)	8.43	(2.87)	56,561	1.05 (11)(15)	1.11	3.65	33
10/1/20 to 9/30/21	8.58	0.28	0.43	0.71	(0.28)	—	—	(0.28)	—	0.43	9.01	8.40	72,274	1.04 (15)	1.08	3.18	65
10/1/19 to 9/30/20	9.11	0.38	(0.54)	(0.16)	(0.37)	—	—	(0.37)	—	(0.53)	8.58	(1.66)	57,743	1.12 (15)	1.13	4.31	40
Class C
10/1/24 to 3/31/25(8)	$8.72	0.29	(0.13)	0.16	(0.29)	—	—	(0.29)	—	(0.13)	$8.59	1.83%	$4,537	1.68% (15)	1.82%	6.66%	66%
10/1/23 to 9/30/24	8.71	0.66	0.01	0.67	(0.66)	—	—	(0.66)	—	0.01	8.72	7.96	4,897	1.72 (9)(15)	1.84	7.57	93
10/1/22 to 9/30/23	8.43	0.58	0.28	0.86	(0.58)	—	—	(0.58)	—	0.28	8.71	10.50	6,311	1.79 (15)	1.89	6.69	50
10/1/21 to 9/30/22	9.02	0.26	(0.59)	(0.33)	(0.26)	—	—	(0.26)	—	(0.59)	8.43	(3.71)	7,202	1.80 (11)(15)	1.87	2.92	33
10/1/20 to 9/30/21	8.59	0.22	0.43	0.65	(0.22)	—	—	(0.22)	—	0.43	9.02	7.59	9,595	1.78 (15)	1.85	2.49	65
10/1/19 to 9/30/20	9.12	0.30	(0.52)	(0.22)	(0.31)	—	—	(0.31)	—	(0.53)	8.59	(2.36)	27,287	1.86 (15)	1.92	3.47	40
Class I
10/1/24 to 3/31/25(8)	$8.70	0.33	(0.13)	0.20	(0.33)	—	—	(0.33)	—	(0.13)	$8.57	2.33%	$127,568	0.68% (15)	0.83%	7.65%	66%
10/1/23 to 9/30/24	8.69	0.75	0.01	0.76	(0.75)	—	—	(0.75)	—	0.01	8.70	9.04	130,792	0.72 (9)(15)	0.84	8.57	93
10/1/22 to 9/30/23	8.41	0.66	0.29	0.95	(0.67)	—	—	(0.67)	—	0.28	8.69	11.61	126,422	0.79 (15)	0.87	7.70	50
10/1/21 to 9/30/22	9.00	0.35	(0.59)	(0.24)	(0.35)	—	—	(0.35)	—	(0.59)	8.41	(2.75)	119,257	0.80 (11)(15)	0.86	3.94	33
10/1/20 to 9/30/21	8.57	0.30	0.44	0.74	(0.31)	—	—	(0.31)	—	0.43	9.00	8.68	136,742	0.79 (15)	0.83	3.42	65
10/1/19 to 9/30/20	9.10	0.39	(0.52)	(0.13)	(0.40)	—	—	(0.40)	—	(0.53)	8.57	(1.39)	110,156	0.86 (15)	0.91	4.45	40
Class R6
10/1/24 to 3/31/25(8)	$8.69	0.34	(0.12)	0.22	(0.34)	—	—	(0.34)	—	(0.12)	$8.57	2.50%	$932	0.57% (15)	0.74%	7.77%	66%
10/1/23 to 9/30/24	8.69	0.76	—	0.76	(0.76)	—	—	(0.76)	—	—	8.69	9.04	926	0.61 (15)	0.76	8.71	93
10/1/22 to 9/30/23	8.41	0.67	0.29	0.96	(0.68)	—	—	(0.68)	—	0.28	8.69	11.77	1,262	0.65 (15)	0.80	7.84	50
10/1/21 to 9/30/22	9.00	0.36	(0.59)	(0.23)	(0.36)	—	—	(0.36)	—	(0.59)	8.41	(2.61)	1,345	0.66 (11)(15)	0.80	4.08	33
10/1/20 to 9/30/21	8.57	0.32	0.43	0.75	(0.32)	—	—	(0.32)	—	0.43	9.00	8.83	1,616	0.65 (15)	0.77	3.61	65
10/1/19 to 9/30/20	9.11	0.37	(0.50)	(0.13)	(0.41)	—	—	(0.41)	—	(0.54)	8.57	(1.33)	2,746	0.70 (15)	0.82	4.51	40

Seix Tax-Exempt Bond Fund
Class A
10/1/24 to 3/31/25(8)	$10.37	0.14	(0.27)	(0.13)	(0.14)	—	—	(0.14)	—	(0.27)	$10.10	(1.29) %	$22,719	0.83%	1.16%	2.72%	8%
10/1/23 to 9/30/24	9.89	0.28	0.47	0.75	(0.27)	—	—	(0.27)	—	0.48	10.37	7.70	24,927	0.83	1.11	2.73	31
10/1/22 to 9/30/23	9.94	0.27	(0.05)	0.22	(0.27)	—	—	(0.27)	—	(0.05)	9.89	2.14	27,621	0.83	1.08	2.69	23
10/1/21 to 9/30/22	11.36	0.23	(1.38)	(1.15)	(0.23)	—	(0.04)	(0.27)	—	(1.42)	9.94	(10.30)	29,594	0.85 (9)(11)	1.02	2.13	1
10/1/20 to 9/30/21	11.45	0.23	— (12)	0.23	(0.23)	—	(0.09)	(0.32)	—	(0.09)	11.36	2.04	37,928	0.85	1.01	2.05	6
10/1/19 to 9/30/20	11.34	0.25	0.11	0.36	(0.25)	—	—	(0.25)	—	0.11	11.45	3.17	37,078	0.85	1.01	2.21	6
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
Seix Tax-Exempt Bond Fund (Continued)
Class C
10/1/24 to 3/31/25(8)	$10.37	0.10	(0.27)	(0.17)	(0.10)	—	—	(0.10)	—	(0.27)	$10.10	(1.75) %	$1,075	1.58%	1.90%	1.97%	8%
10/1/23 to 9/30/24	9.89	0.20	0.48	0.68	(0.20)	—	—	(0.20)	—	0.48	10.37	6.90	1,251	1.58	1.85	1.98	31
10/1/22 to 9/30/23	9.94	0.20	(0.06)	0.14	(0.19)	—	—	(0.19)	—	(0.05)	9.89	1.37	1,370	1.58	1.81	1.94	23
10/1/21 to 9/30/22	11.36	0.15	(1.38)	(1.23)	(0.15)	—	(0.04)	(0.19)	—	(1.42)	9.94	(10.97)	2,058	1.60 (9)(11)	1.77	1.37	1
10/1/20 to 9/30/21	11.45	0.15	— (12)	0.15	(0.15)	—	(0.09)	(0.24)	—	(0.09)	11.36	1.28	3,561	1.60	1.75	1.31	6
10/1/19 to 9/30/20	11.34	0.17	0.10	0.27	(0.16)	—	—	(0.16)	—	0.11	11.45	2.40	8,145	1.60	1.74	1.47	6
Class I
10/1/24 to 3/31/25(8)	$10.37	0.15	(0.27)	(0.12)	(0.15)	—	—	(0.15)	—	(0.27)	$10.10	(1.16) %	$22,574	0.58%	0.90%	2.97%	8%
10/1/23 to 9/30/24	9.89	0.30	0.48	0.78	(0.30)	—	—	(0.30)	—	0.48	10.37	7.96	27,765	0.58	0.87	2.98	31
10/1/22 to 9/30/23	9.94	0.30	(0.06)	0.24	(0.29)	—	—	(0.29)	—	(0.05)	9.89	2.39	36,821	0.58	0.83	2.94	23
10/1/21 to 9/30/22	11.36	0.26	(1.39)	(1.13)	(0.25)	—	(0.04)	(0.29)	—	(1.42)	9.94	(10.07)	43,793	0.60 (9)(11)	0.79	2.37	1
10/1/20 to 9/30/21	11.45	0.26	— (12)	0.26	(0.26)	—	(0.09)	(0.35)	—	(0.09)	11.36	2.29	62,412	0.60	0.77	2.30	6
10/1/19 to 9/30/20	11.34	0.28	0.10	0.38	(0.27)	—	—	(0.27)	—	0.11	11.45	3.43	67,924	0.60	0.78	2.46	6

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Unaudited.
(9)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(10)	Includes interest expense on borrowings.
(11)	Net expense ratio includes extraordinary proxy expenses.
(12)	Amount is less than $0.005 per share.
(13)	Payment from affiliate had no impact on total return.
(14)	The share class is currently under its expense limitation.
(15)	Ratios of total expenses excluding interest expense on borrowings for six months ended March 31, 2025, were 0.90% (Class A), 1.65% (Class C), 0.65% (Class I) and 0.55% (Class R6), and year ended September 30, 2024, 2023, 2022, 2021 and 2020, were 0.91% (Class A), 1.66% (Class C), 0.66% (Class I) and 0.55% (Class R6).
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2025
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, 18 funds of the Trust are offered for sale, of which 7 (each a “Fund” or collectively, the “Funds”) are reported in these financial statements. Each Fund has a distinct investment objective and all of the Funds are diversified. There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares and Class I shares. All of the Funds with the exception of the Seix Tax-Exempt Bond Fund offer Class R6 shares. The Newfleet Multi-Sector Short Term Bond Fund offers Class C1 shares.
Class A shares of Newfleet Low Duration Core Plus Bond Fund and Newfleet Multi-Sector Short Term Bond Fund are sold with a front-end sales charge of 2.25% with some exceptions. Class A shares of the Newfleet Senior Floating Rate Fund and Seix Tax-Exempt Bond Fund are sold with a front-end sales charge of up to 2.75% with some exceptions. Class A shares of the Newfleet Core Plus Bond Fund, Newfleet High Yield Fund, and Newfleet Multi-Sector Intermediate Bond Fund are sold with a front-end sales charge of up to 3.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC (except the Newfleet Multi-Sector Short Term Bond Fund, which are sold without a sales charge), applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C shares for all Funds (except the Newfleet Multi-Sector Short Term Bond Fund) and Class C1 shares of the Newfleet Multi-Sector Short Term Bond Fund and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares of Newfleet Core Plus Bond Fund, Newfleet High Yield Fund, Newfleet Multi-Sector Intermediate Bond Fund, Newfleet Senior Floating Rate Fund and Seix Tax-Exempt Bond Fund, and purchase greater than $249,999 of Class C shares of Newfleet Low Duration Core Plus Bond Fund, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Effective April 30, 2019, Class C shares of the Newfleet Multi-Sector Short Term Bond Fund are no longer available for purchase by new or existing shareholders, except by existing shareholders through reinvestment transactions. Shareholders who own Class C shares of the Newfleet Multi-Sector Short Term Bond Fund may continue to hold such shares until they convert to Class A shares under the existing conversion schedule, as described in the Fund’s prospectus, or may exchange them for Class C shares of another Virtus Mutual Fund as permitted by existing exchange privileges. All other Class C share characteristics of the Newfleet Multi-Sector Short Term Bond Fund, including 12b-1 Plan fees, shareholder service fees, and conversion features are unchanged.
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. Class I shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).

 A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Interest-Only and Principal-Only Securities
Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.
J.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At March 31, 2025, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Newfleet Core Plus Bond Fund	$1,449	$1,449	$ —
Newfleet High Yield Fund	1,535	1,535	—
Newfleet Low Duration Core Plus Bond Fund	2,651	2,651	—
Newfleet Multi-Sector Intermediate Bond Fund	7,842	7,842	—
Newfleet Multi-Sector Short Term Bond Fund	20,662	20,662	—
(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of March 31, 2025 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
Newfleet Core Plus Bond Fund	Money Market Mutual Fund	$1,489
Newfleet High Yield Fund	Money Market Mutual Fund	1,611
Newfleet Low Duration Core Plus Bond Fund	Money Market Mutual Fund	2,748
Newfleet Multi-Sector Intermediate Bond Fund	Money Market Mutual Fund	8,394
Newfleet Multi-Sector Short Term Bond Fund	Money Market Mutual Fund	21,485
L.	Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

	First $1 Billion	$1+ Billion
Newfleet Core Plus Bond Fund	0.45%	0.40%
Seix Tax-Exempt Bond Fund	0.45	0.40

	First $2 Billion	$2+ Billion
Newfleet Low Duration Core Plus Bond Fund	0.40%	0.375%

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Newfleet High Yield Fund	0.55%	0.50%	0.45%
Newfleet Multi-Sector Intermediate Bond Fund	0.55	0.50	0.45

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion through $10 Billion	$10+ Billion
Newfleet Multi-Sector Short Term Bond Fund	0.55%	0.50%	0.45%	0.425%

	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Newfleet Senior Floating Rate Fund	0.45%	0.40%	0.38%

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the six months is as follows:

Fund	Subadviser
Newfleet Core Plus Bond Fund	Newfleet(1)
Newfleet High Yield Fund	Newfleet(1)
Newfleet Low Duration Core Plus Bond Fund	Newfleet(1)
Newfleet Multi-Sector Intermediate Bond Fund	Newfleet(1)
Newfleet Multi-Sector Short Term Bond Fund	Newfleet(1)
Newfleet Senior Floating Rate Fund	Newfleet(1)
Seix Tax-Exempt Bond Fund	Seix(2)
(1)	Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers, LLC (“VFIA”), an indirect wholly owned subsidiary of Virtus.
(2)	Seix Investment Advisors (“Seix”), a division of VFIA, an indirect, wholly-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2026, except for Newfleet Core Plus Bond Fund, which has a term through January 31, 2027. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class C1	Class I	Class R6
Newfleet Core Plus Bond Fund	0.70%	1.45%	N/A	0.45%	0.41%
Newfleet High Yield Fund	0.95	1.70	N/A	0.70	0.59
Newfleet Low Duration Core Plus Bond Fund	0.75	1.50	N/A	0.50	0.43
Newfleet Multi-Sector Intermediate Bond Fund	0.99	1.74	N/A	0.74	0.60
Newfleet Multi-Sector Short Term Bond Fund	0.90	1.16	1.66%	0.65	0.52
Newfleet Senior Floating Rate Fund	0.90	1.65	N/A	0.65	0.55
Seix Tax-Exempt Bond Fund	0.83	1.58	N/A	0.58	N/A
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending March 31:

	Expiration
Fund	2025	2026	2027	2028	Total
Newfleet Core Plus Bond Fund
Class A	$ 35	$ 85	$ 113	$ 70	$ 303
Class C	2	4	9	7	22
Class I	109	224	603	518	1,454
Class R6	2	5	12	8	27
Newfleet High Yield Fund
Class A	54	117	120	64	355
Class C	2	4	6	3	15
Class I	12	27	27	14	80
Class R6	4	7	27	22	60
Newfleet Low Duration Core Plus Bond Fund
Class A	61	128	113	53	355
Class C	15	17	15	7	54
Class I	401	646	624	342	2,013
Class R6	26	68	16	2	112

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
	Expiration
Fund	2025	2026	2027	2028	Total
Newfleet Multi-Sector Intermediate Bond Fund
Class A	$36	$78	$76	$39	$229
Class C	8	12	8	4	32
Class I	98	180	270	165	713
Class R6	5	10	31	40	86
Newfleet Multi-Sector Short Term Bond Fund
Class A	262	577	565	275	1,679
Class C	88	123	100	42	353
Class C1	13	25	21	10	69
Class I	1,462	2,961	3,037	1,594	9,054
Class R6	23	26	20	21	90
Newfleet Senior Floating Rate Fund
Class A	21	44	58	42	165
Class C	2	6	6	3	17
Class I	41	94	147	97	379
Class R6	1	2	2	1	6
Seix Tax-Exempt Bond Fund
Class A	30	72	73	39	214
Class C	2	4	3	2	11
Class I	49	104	88	41	282
During the six months ended March 31, 2025 the Adviser did not recapture any expenses previously waived.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended March 31, 2025, it retained net commissions of $14 for Class A shares and CDSC of $11, $1 and $2 for Class A shares, Class C shares and Class C1 shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares (0.50% for Newfleet Multi-Sector Short Term Bond Fund), and 1.00% for Class C1 shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended March 31, 2025, the Funds incurred administration fees totaling $3,030 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended March 31, 2025, the Funds incurred transfer agent fees totaling $1,357 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the six months ended March 31, 2025, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
A summary of the Funds total long-term and short-term purchases and sales of the respective shares of the affiliated underlying(1) funds during the six months ended March 31, 2025, is as follows:

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Newfleet Core Plus Bond Fund
Affiliated Exchange-Traded Fund—0.5%
Virtus Newfleet ABS/MBS ETF(3)	$—	$2,262	$—	$—	$7	$2,269	93,000	$15	$—
Total	$—	$2,262	$—	$—	$7	$2,269		$15	$—

	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Newfleet Low Duration Core Plus Bond Fund
Affiliated Exchange-Traded Funds—0.9%
Virtus Newfleet ABS/MBS ETF(3)	$—	$2,262	$—	$—	$7	$2,269	93,000	$15	$—
Virtus Newfleet Short Duration High Yield Bond ETF(3)	—	2,259	—	—	(29)	2,230	103,000	20	—
Total	$—	$4,521	$—	$—	$(22)	$4,499		$35	$—

	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Newfleet Multi-Sector Intermediate Bond Fund
Affiliated Exchange-Traded Fund—0.5%
Virtus Newfleet ABS/MBS ETF(3)	$—	$3,818	$—	$—	$12	$3,830	157,000	$25	$—
Total	$—	$3,818	$—	$—	$12	$3,830		$25	$—

	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Newfleet Multi-Sector Short Term Bond Fund
Affiliated Exchange-Traded Funds—1.0%
Virtus Newfleet ABS/MBS ETF(3)	$—	$22,591	$—	$—	$72	$22,663	929,000	$151	$—

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Newfleet Multi-Sector Short Term Bond Fund
Virtus Newfleet Short Duration High Yield Bond ETF(3)	$—	$22,617	$—	$—	$(294)	$22,323	1,031,000	$197	$—
Total	$—	$45,208	$—	$—	$(222)	$44,986		$348	$—
Footnote Legend:
(1)	The Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Funds within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At March, 2025, the Newfleet Multi-Sector Short Term Bond Fund was the owner of record of 72% of the Virtus Newfleet Short Duration High Yield Bond ETF and 46% the Virtus Newfleet ABS/MBS ETF. The Newfleet Core Plus Bond Fund, Newfleet Low Duration Core Plus Bond Fund, and Newfleet Multi-Sector Intermediate Bond Fund were the owner of record of less than 10% of their respective affiliated underlying funds.
(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
H.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at March 31, 2025.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the six months ended March 31, 2025, were as follows:
	Purchases	Sales
Newfleet Core Plus Bond Fund	$140,288	$75,388
Newfleet High Yield Fund	6,141	6,484
Newfleet Low Duration Core Plus Bond Fund	140,650	95,423
Newfleet Multi-Sector Intermediate Bond Fund	337,774	238,651
Newfleet Multi-Sector Short Term Bond Fund	1,409,660	1,240,489
Newfleet Senior Floating Rate Fund	131,678	129,833
Seix Tax-Exempt Bond Fund	3,759	9,939
Purchases and sales of long-term U.S. government and agency securities during the six months ended March 31, 2025, were as follows:
	Purchases	Sales
Newfleet Core Plus Bond Fund	$31,885	$14,431
Newfleet Low Duration Core Plus Bond Fund	11,797	19,000
Newfleet Multi-Sector Intermediate Bond Fund	28,584	65,187
Newfleet Multi-Sector Short Term Bond Fund	41,829	186,227
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
	Newfleet Core Plus Bond Fund				Newfleet High Yield Fund
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	542	$5,450	1,692	$16,992	699	$2,711	619	$2,338
Reinvestment of distributions	107	1,074	171	1,714	281	1,085	599	2,259
Shares repurchased and cross class conversions	(294)	(2,946)	(459)	(4,581)	(1,193)	(4,604)	(1,932)	(7,293)
Net Increase / (Decrease)	355	$3,578	1,404	$14,125	(213)	$(808)	(714)	$(2,696)
Class C
Shares sold and cross class conversions	131	$1,286	339	$3,300	48	$181	266	$978
Reinvestment of distributions	10	101	13	131	16	60	29	110
Shares repurchased and cross class conversions	(47)	(456)	(82)	(804)	(98)	(372)	(53)	(197)
Net Increase / (Decrease)	94	$931	270	$2,627	(34)	$(131)	242	$891
Class I
Shares sold and cross class conversions	14,490	$148,173	24,780	$252,841	692	$2,690	2,377	$8,918
Reinvestment of distributions	971	9,928	1,111	11,334	64	249	137	516
Shares repurchased and cross class conversions	(6,039)	(61,556)	(5,781)	(58,454)	(636)	(2,471)	(2,762)	(10,295)
Net Increase / (Decrease)	9,422	$96,545	20,110	$205,721	120	$468	(248)	$(861)
Class R6
Shares sold and cross class conversions	152	$1,544	583	$5,933	215	$834	2,262	$8,454
Reinvestment of distributions	18	183	23	236	107	413	149	567
Shares repurchased and cross class conversions	(87)	(887)	(165)	(1,688)	(112)	(431)	(128)	(483)
Net Increase / (Decrease)	83	$840	441	$4,481	210	$816	2,283	$8,538

	Newfleet Low Duration Core Plus Bond Fund				Newfleet Multi-Sector Intermediate Bond Fund
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	564	$5,990	844	$8,810	1,452	$13,311	2,752	$25,155
Reinvestment of distributions	101	1,075	206	2,154	235	2,142	406	3,688
Shares repurchased and cross class conversions	(818)	(8,698)	(1,530)	(15,982)	(1,497)	(13,694)	(1,417)	(12,858)
Net Increase / (Decrease)	(153)	$(1,633)	(480)	$(5,018)	190	$1,759	1,741	$15,985
Class C
Shares sold and cross class conversions	58	$621	156	$1,625	162	$1,501	467	$4,306
Reinvestment of distributions	11	114	23	242	26	238	47	431
Shares repurchased and cross class conversions	(100)	(1,063)	(352)	(3,667)	(229)	(2,117)	(474)	(4,341)
Net Increase / (Decrease)	(31)	$(328)	(173)	$(1,800)	(41)	$(378)	40	$396

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
	Newfleet Low Duration Core Plus Bond Fund				Newfleet Multi-Sector Intermediate Bond Fund
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	9,185	$97,694	11,512	$120,345	16,974	$154,818	35,176	$319,001
Reinvestment of distributions	756	8,049	1,296	13,569	1,867	17,006	2,684	24,345
Shares repurchased and cross class conversions	(4,911)	(52,222)	(10,473)	(109,439)	(12,381)	(112,704)	(10,956)	(98,974)
Net Increase / (Decrease)	5,030	$53,521	2,335	$24,475	6,460	$59,120	26,904	$244,372
Class R6
Shares sold and cross class conversions	142	$1,512	431	$4,501	434	$4,007	4,444	$41,686
Reinvestment of distributions	4	42	3	35	188	1,737	133	1,218
Shares repurchased and cross class conversions	(854)	(9,099)	(238)	(2,490)	(697)	(6,432)	(404)	(3,691)
Net Increase / (Decrease)	(708)	$(7,545)	196	$2,046	(75)	$(688)	4,173	$39,213

	Newfleet Multi-Sector Short Term Bond Fund				Newfleet Senior Floating Rate Fund
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	9,384	$42,484	17,430	$77,848	311	$2,711	2,311	$20,144
Reinvestment of distributions	2,715	12,301	5,737	25,661	236	2,054	426	3,722
Shares repurchased and cross class conversions	(17,075)	(77,278)	(40,003)	(178,535)	(824)	(7,166)	(2,486)	(21,629)
Net Increase / (Decrease)	(4,976)	$(22,493)	(16,836)	$(75,026)	(277)	$(2,401)	251	$2,237
Class C
Shares sold and cross class conversions	1	$4	—(1)	$—(2)	68	$598	135	$1,178
Reinvestment of distributions	487	2,240	1,133	5,145	17	147	42	368
Shares repurchased and cross class conversions	(3,052)	(14,043)	(7,611)	(34,454)	(119)	(1,041)	(340)	(2,967)
Net Increase / (Decrease)	(2,564)	$(11,799)	(6,478)	$(29,309)	(34)	$(296)	(163)	$(1,421)
Class C1
Shares sold and cross class conversions	577	$2,648	832	$3,762	—	$—	—	$—
Reinvestment of distributions	102	466	220	998	—	—	—	—
Shares repurchased and cross class conversions	(1,001)	(4,590)	(2,518)	(11,371)	—	—	—	—
Net Increase / (Decrease)	(322)	$(1,476)	(1,466)	$(6,611)	—	$—	—	$—
Class I
Shares sold and cross class conversions	117,831	$534,655	195,186	$873,868	3,012	$26,217	5,458	$47,601
Reinvestment of distributions	18,719	84,985	35,987	161,350	460	3,990	975	8,506
Shares repurchased and cross class conversions	(118,484)	(537,399)	(237,659)	(1,060,594)	(3,634)	(31,502)	(5,937)	(51,639)
Net Increase / (Decrease)	18,066	$82,241	(6,486)	$(25,376)	(162)	$(1,295)	496	$4,468

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
	Newfleet Multi-Sector Short Term Bond Fund				Newfleet Senior Floating Rate Fund
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	3,225	$14,657	4,170	$18,812	25	$223	4	$38
Reinvestment of distributions	130	592	109	492	4	33	9	80
Shares repurchased and cross class conversions	(2,563)	(11,666)	(1,472)	(6,654)	(27)	(237)	(52)	(456)
Net Increase / (Decrease)	792	$3,583	2,807	$12,650	2	$19	(39)	$(338)

	Seix Tax-Exempt Bond Fund
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	34	$350	88	$894
Reinvestment of distributions	27	277	59	607
Shares repurchased and cross class conversions	(214)	(2,186)	(536)	(5,458)
Net Increase / (Decrease)	(153)	$(1,559)	(389)	$(3,957)
Class C
Shares sold and cross class conversions	7	$73	12	$119
Reinvestment of distributions	1	11	3	26
Shares repurchased and cross class conversions	(22)	(229)	(33)	(328)
Net Increase / (Decrease)	(14)	$(145)	(18)	$(183)
Class I
Shares sold and cross class conversions	185	$1,904	573	$5,789
Reinvestment of distributions	35	364	84	854
Shares repurchased and cross class conversions	(661)	(6,765)	(1,702)	(17,192)
Net Increase / (Decrease)	(441)	$(4,497)	(1,045)	$(10,549)
(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
Note 6. 10% Shareholders
As of March 31, 2025, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
	% of Shares Outstanding	Number of Accounts*
Newfleet Core Plus Bond Fund	63%	1
Newfleet High Yield Fund	11	1
Newfleet Low Duration Core Plus Bond Fund	58	3
Newfleet Multi-Sector Intermediate Bond Fund	54	1
Newfleet Multi-Sector Short Term Bond Fund	50	1
Newfleet Senior Floating Rate Fund	40	1
Seix Tax-Exempt Bond Fund	27	1
*	None of the accounts are affiliated.
Note 7. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At March 31, 2025, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended, (“Credit Agreement”) with a commercial bank. The Credit Agreement has a term of 364 days through July 3, 2025, with $35,000 of the total line of credit of $250,000 being allocated to the Newfleet Senior Floating Rate Fund and $215,000 being available to the Funds and certain other affiliated funds. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. Each Fund, that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. This Credit Agreement has a scheduled termination date of July 3, 2025, however, the Funds may request at any time and from time to time to extend the termination date by 364 days. Interest is charged at the higher of a SOFR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended March 31, 2025, are included in the “interest expense and/or commitment fees” line on the Statements of Operations.
The following Fund had outstanding loans during the six months period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Newfleet Senior Floating Rate Fund	$1	$3,500	5.50%	2

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
Note 11. Federal Income Tax Information
($ reported in thousands)
At March 31, 2025, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Newfleet Core Plus Bond Fund	$494,226	$ 3,121	$ (9,612)	$ (6,491)
Newfleet High Yield Fund	55,367	1,112	(2,358)	(1,246)
Newfleet Low Duration Core Plus Bond Fund	468,560	2,887	(4,921)	(2,034)
Newfleet Multi-Sector Intermediate Bond Fund	788,256	7,613	(15,956)	(8,343)
Newfleet Multi-Sector Short Term Bond Fund	4,569,910	29,806	(66,821)	(37,015)
Newfleet Senior Floating Rate Fund	188,828	651	(3,743)	(3,092)
Seix Tax-Exempt Bond Fund	45,736	199	(1,215)	(1,016)
The Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended September 30, 2024, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Newfleet Core Plus Bond Fund	$2,859	$4,545
Newfleet High Yield Fund	604	6,060
Newfleet Low Duration Core Plus Bond Fund	6,499	18,962
Newfleet Multi-Sector Intermediate Bond Fund	4,710	21,427
Newfleet Multi-Sector Short Term Bond Fund	108,909	245,381
Newfleet Senior Floating Rate Fund	7,374	65,883
Seix Tax-Exempt Bond Fund	—	985
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent events require recognition or disclosure in these financial statements.
Effective April 1, 2025, a new expense limitation of 0.35% went into effect for Class R6 shares for the Newfleet Core Plus Bond Fund. In addition, effective on the same date, the adviser reduced the management fee to 0.35% for Newfleet Core Plus Bond Fund.

VIRTUS OPPORTUNITIES TRUST
OTHER INFORMATION (Unaudited)
March 31, 2025
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
For the six months ended March 31, 2025, the Funds incurred independent Trustee’s fees totaling $244 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS NEWFLEET CORE PLUS BOND FUND, VIRTUS NEWFLEET HIGH YIELD FUND, VIRTUS NEWFLEET LOW DURATION CORE PLUS BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND, VIRTUS NEWFLEET SENIOR FLOATING RATE FUND AND VIRTUS SEIX TAX-EXEMPT BOND FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”), with respect to each Fund and the continuation of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Virtus Fixed Income Advisers, LLC (“VFIA”), operating through its division Newfleet Asset Management (“Newfleet”), with respect to Virtus Newfleet Core Plus Bond Fund, Virtus Newfleet High Yield Fund, Virtus Newfleet Low Duration Core Plus Bond Fund, Virtus Newfleet Multi-Sector Intermediate Bond Fund, Virtus Newfleet Multi-Sector Short Term Bond Fund, and Virtus Newfleet Senior Floating Rate Fund; and among the Trust, VIA and VFIA, operating through its division, Seix Investment Advisors (“Seix”), with respect to Virtus Seix Tax-Exempt Bond Fund (each of Newfleet and Seix, a “Subadviser” and collectively, the “Subadvisers”). At meetings held on August 27, 2024, October 29, 2024, and November 18-20, 2024 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement, as further discussed below.
In connection with the approval of the Agreements, the Independent Trustees and independent legal counsel requested and evaluated information provided by VIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of the Subadvisers with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. Prior to the Meetings, the Independent Trustees met with their independent legal counsel to evaluate information provided by management. For each Agreement, the Board considered each of the relevant factors with respect to the applicable Fund and its shareholders. The Independent Trustees also submitted questions to management and considered the responses provided. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Fund by VIA and each of the Subadvisers; (b) the performance of the Fund as compared to an appropriate peer group, an appropriate index and comparable accounts; (c) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on the Fund’s performance and expenses; (g) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.

VIRTUS OPPORTUNITIES TRUST
OTHER INFORMATION (Unaudited) (Continued)
March 31, 2025
Nature, Extent and Quality of Services
In response to Independent Trustee request, the Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. In considering the Advisory Agreement with VIA, the Board considered that VIA is responsible for management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining, or replacing subadvisers, subject to shareholder approval. In considering the Advisory Agreement, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties to the Funds and other funds managed through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund’s(s’) investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and each Subadviser’s management of the respective Fund(s) is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s(s’) prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third-party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio compositions, as well as each Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2024. The Board also reviewed comparisons of each Fund’s contractual and net management fee and net total expense levels to those of its peer universe when considering Fund performance.
Virtus Newfleet Core Plus Bond Fund. The Board noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the first quarter, 1-, 3-, 5- and 10-year periods.
The Board also noted that the Fund’s performance was in the first quintile of the comparative performance for the 1-, 3-, 5-, and 10-year periods.
Virtus Newfleet High Yield Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the first quarter, 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the first quarter, 1-, 3-, and 5-year periods and underperformed its benchmark for the 10-year period.
The Board also noted that the Fund’s performance was in the first quintile of the comparative performance for the 1-, 5-, and 10-year periods and second quintile for the 3-year period.
Virtus Newfleet Low Duration Core Plus Bond Fund. The Board noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the first quarter, 1-, 3-, 5-, and 10-year periods.
The Board also noted that the Fund’s performance was in the first quintile of the comparative performance for the 1-, 3-, 5-, and 10-year periods.

VIRTUS OPPORTUNITIES TRUST
OTHER INFORMATION (Unaudited) (Continued)
March 31, 2025
Virtus Newfleet Multi-Sector Intermediate Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the first quarter and 1-year periods and outperformed the median of its Performance Universe for the 3-, 5-, and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the first quarter, 1-, 3-, 5-, and 10-year periods.
The Board also noted that the Fund’s performance was in the third quintile of the comparative performance for the 1-year period and second quintile for the 3-, 5-, and 10-year periods.
Virtus Newfleet Multi-Sector Short Term Bond Fund. The Board noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the first quarter, 1-, 3-, 5-, and 10-year periods.
The Board also noted that the Fund’s performance was in the first quintile of the comparative performance for the 1-, 3-, 5-, and 10-year periods.
Virtus Newfleet Senior Floating Rate Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the first quarter and 1-year periods and outperformed the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the first quarter, 1-, 3-, 5- and 10-year periods.
The Board also noted that the Fund’s performance was in the fourth quintile of the comparative performance for the 1-year period and second quintile for the 3-, 5-, and 10-year periods.
Virtus Seix Tax-Exempt Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the first quarter, 1-, 3- and 5-year periods and outperformed the median of its Performance Universe for the 10-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- 5- and 10-year periods and outperformed its benchmark for the first quarter period.
The Board also noted that the Fund’s performance was in the fifth quintile of the comparative performance for the 1-year period, fourth quintile for the 3- and 5-year periods, and third quintile for the 10-year period.
The Board also considered management’s discussion about the reasons for each applicable Fund’s underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, taking into account, reasons discussed for certain Funds’ underperformance and/or actions taken to address underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, highest in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also noted that all of the Funds had expense caps in place to limit the total expenses incurred by the Funds and their shareholders. The Board also noted that any subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of a subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus Newfleet Core Plus Bond Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
Virtus Newfleet High Yield Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee was above the median of the Expense Group and the net total expenses after waivers were equal to the median of the Expense Group.
Virtus Newfleet Low Duration Core Plus Bond Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
Virtus Newfleet Multi-Sector Intermediate Bond Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
Virtus Newfleet Multi-Sector Short Term Bond Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fifth quintile. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
Virtus Newfleet Senior Floating Rate Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee was below the median of the Expense Group and the net total expenses after waivers were equal to the median of the Expense Group.

VIRTUS OPPORTUNITIES TRUST
OTHER INFORMATION (Unaudited) (Continued)
March 31, 2025
Virtus Seix Tax-Exempt Bond Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was not excessive in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadvisers, the Board noted that, because the Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for all of the Funds included breakpoints based on assets under management, and that expense caps were also in place for the Funds. The Board also took into account management’s discussion of each Fund’s advisory fee and subadvisory fee structure. The Board also took into account the current sizes of the Funds. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense caps through January 31, 2026. The Board then concluded that no changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
With respect to whether the Subadvisers would realize economies of scale as the Funds’ assets grow, the Board noted that because the subadvisory fee rate paid by VIA to each Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense caps would affect the subadvisory fees paid to the Subadvisers. As a result, the Board concluded that the Subadvisers would share in any economies of scale realized by VIA.
Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their affiliates from their relationships with the Fund(s). Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadvisers, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadvisers also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund(s), other than the fee to be earned under the applicable Agreement(s). The Board considered that there may be certain indirect or ancillary benefits which may accrue to VIA and its affiliates, including (but not limited to): (a) the ability to leverage relationships with service providers to obtain more favorable terms or rates, (b) reputational benefits, (c) the receipt of research products and services acquired through commissions paid on portfolio transactions, and (d) the potential to attract other business.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
John R. Mallin
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8640	05-25

SEMIANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS OPPORTUNITIES TRUST

March 31, 2025
Virtus Duff & Phelps Global Infrastructure Fund
Virtus Duff & Phelps Global Real Estate Securities Fund
Virtus Duff & Phelps Real Asset Fund
Virtus Duff & Phelps Real Estate Securities Fund
Virtus KAR Developing Markets Fund
Virtus KAR Emerging Markets Small-Cap Fund
Virtus KAR International Small-Mid Cap Fund
Virtus SGA Emerging Markets Equity Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2025
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Global Depositary Receipt (“GDR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by an international bank or a trust. Foreign companies use GDRs in order to make it easier for foreign investors to buy their shares.
Joint Stock Company (“JSC”)
A joint-stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
Master Limited Partnership (“MLP”)
A type of limited partnership that is publicly traded. The partnership must derive most of its cash flows from real estate, natural resources and commodities.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Standard & Poor’s Depositary Receipt (SPDR)
A portfolio of stocks tracking an index, commonly held by ETFs that offer investors a manner in which to experience the investment performance of the index without owning each individual security.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.
U.S. Treasury Inflation-Protected Securities (“TIPS”)
A United States Treasury security that is indexed to inflation in order to protect investors from the negative effects of inflation.
1

Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Communication Services—2.2%
Cellnex Telecom S.A. (Spain)	88,118	$ 3,132
Energy—17.0%
Cheniere Energy, Inc. (United States)	18,925	4,379
DT Midstream, Inc. (United States)	13,829	1,334
Enbridge, Inc. (Canada)	44,999	1,994
ONEOK, Inc. (United States)	40,916	4,060
Pembina Pipeline Corp. (Canada)	55,933	2,237
Targa Resources Corp. (United States)	14,249	2,857
TC Energy Corp. (Canada)	82,680	3,903
Williams Cos., Inc. (The) (United States)	65,888	3,938
		24,702

Industrials—26.2%
Aena SME S.A. (Spain)	37,923	8,897
Auckland International Airport Ltd. (New Zealand)	744,512	3,455
Canadian Pacific Kansas City Ltd. (Canada)	44,803	3,144
Ferrovial SE (Netherlands)	63,380	2,835
Flughafen Zurich AG Registered Shares (Switzerland)	12,955	3,073
GEK TERNA S.A. (Greece)(1)	36,878	767
Grupo Aeroportuario del Centro Norte SAB de C.V. Class B (Mexico)	89,800	882
Grupo Aeroportuario del Pacifico SAB de C.V. Class B (Mexico)(1)	38,540	712
Norfolk Southern Corp. (United States)	16,492	3,906
Transurban Group (Australia)	358,196	3,017
Union Pacific Corp. (United States)	25,749	6,083
	Shares	Value

Industrials—continued
Vinci S.A. (France)	11,347	$ 1,431
		38,202

Real Estate—5.9%
American Tower Corp. (United States)	26,244	5,711
Crown Castle, Inc. (United States)	27,654	2,882
		8,593

Utilities—48.1%
Alliant Energy Corp. (United States)	24,087	1,550
Ameren Corp. (United States)	25,874	2,598
Atmos Energy Corp. (United States)	19,051	2,945
CenterPoint Energy, Inc. (United States)	82,738	2,997
Duke Energy Corp. (United States)	31,707	3,867
E.ON SE (Germany)	146,328	2,209
EDP S.A. (Portugal)	315,101	1,061
Emera, Inc. (Canada)	36,903	1,554
Entergy Corp. (United States)	33,057	2,826
Evergy, Inc. (United States)	39,483	2,722
Iberdrola S.A. (Spain)	126,557	2,044
National Grid plc (United Kingdom)	377,612	4,926
NextEra Energy, Inc. (United States)	98,783	7,003
NiSource, Inc. (United States)	86,801	3,480
OGE Energy Corp. (United States)	34,268	1,575
Pennon Group plc (United Kingdom)	333,548	1,932
PG&E Corp. (United States)	204,061	3,506
PPL Corp. (United States)	83,845	3,028
Redeia Corp. S.A. (Spain)	96,147	1,930
Sempra (United States)	71,490	5,101
Severn Trent plc (United Kingdom)	43,409	1,421
	Shares	Value

Utilities—continued
Southern Co. (The) (United States)	28,142	$ 2,588
SSE plc (United Kingdom)	69,549	1,432
United Utilities Group plc (United Kingdom)	178,640	2,331
WEC Energy Group, Inc. (United States)	30,904	3,368
		69,994

Total Common Stocks (Identified Cost $126,963)		144,623

Total Long-Term Investments—99.4% (Identified Cost $126,963)		144,623

TOTAL INVESTMENTS—99.4% (Identified Cost $126,963)		$144,623
Other assets and liabilities, net—0.6%		920
NET ASSETS—100.0%		$145,543

Abbreviation:
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	58%
Spain	11
Canada	9
United Kingdom	8
New Zealand	2
Switzerland	2
Australia	2
Other	8
Total	100%
† % of total investments as of March 31, 2025.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$144,623	$98,730	$45,893
Total Investments	$144,623	$98,730	$45,893
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
2

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—98.8%
Australia—3.8%
National Storage REIT	2,625,662	$ 3,666
NEXTDC Ltd.(1)	243,998	1,748
Scentre Group	4,033,200	8,533
		13,947

Belgium—1.7%
Aedifica S.A.	54,759	3,698
Warehouses De Pauw CVA	112,879	2,676
		6,374

Canada—3.7%
Canadian Apartment Properties REIT	149,185	4,472
Chartwell Retirement Residences	304,350	3,549
First Capital Real Estate Investment Trust	347,050	3,977
Granite Real Estate Investment Trust	35,879	1,672
		13,670

China—1.4%
Swire Properties Ltd. (Hong Kong)	2,350,000	5,154
France—1.7%
Klepierre S.A.	181,394	6,071
Germany—2.3%
Vonovia SE	314,878	8,473
India—0.9%
Capitaland India Trust	4,526,783	3,246
Japan—8.4%
Comforia Residential REIT, Inc.	1,351	2,378
Japan Hotel REIT Investment Corp.	10,866	5,260
Japan Metropolitan Fund Invest	3,033	1,935
Mitsubishi Estate Co., Ltd.	521,500	8,524
Mitsui Fudosan Co., Ltd.	1,047,050	9,376
	Shares	Value

Japan—continued
Mitsui Fudosan Logistics Park, Inc.	4,866	$ 3,343
		30,816

Singapore—1.7%
CapitaLand Ascendas REIT	3,091,300	6,108
Spain—2.5%
Merlin Properties Socimi S.A.	854,796	9,118
Sweden—1.0%
Castellum AB(1)	138,466	1,526
Catena AB	52,341	2,267
		3,793

United Kingdom—5.8%
British Land Co. plc (The)	530,000	2,538
Derwent London plc	100,260	2,389
Safestore Holdings plc	217,722	1,733
Tritax Big Box REIT plc	3,086,900	5,602
UNITE Group plc (The)	870,999	9,166
		21,428

United States—63.9%
American Homes 4 Rent Class A	325,650	12,313
American Tower Corp.	30,735	6,688
Americold Realty Trust, Inc.	145,925	3,132
AvalonBay Communities, Inc.	67,445	14,475
Brixmor Property Group, Inc.	333,508	8,855
BXP, Inc.	71,000	4,770
Cousins Properties, Inc.	113,300	3,342
CubeSmart	159,975	6,832
Digital Realty Trust, Inc.	98,175	14,067
Equinix, Inc.	23,310	19,006
Equity LifeStyle Properties, Inc.	90,425	6,031
Essential Properties Realty Trust, Inc.	128,500	4,194
Essex Property Trust, Inc.	23,565	7,224
Host Hotels & Resorts, Inc.	201,531	2,864
Iron Mountain, Inc.	81,565	7,018
Mid-America Apartment Communities, Inc.	30,750	5,153
	Shares	Value

United States—continued
Phillips Edison & Co., Inc.	122,550	$ 4,472
Prologis, Inc.	229,618	25,669
Public Storage	32,925	9,854
Rexford Industrial Realty, Inc.	139,200	5,450
Ryman Hospitality Properties, Inc.	56,635	5,179
Simon Property Group, Inc.	63,521	10,550
Ventas, Inc.	214,250	14,732
Vornado Realty Trust	109,045	4,034
Welltower, Inc.	188,950	28,949
		234,853

Total Common Stocks (Identified Cost $302,811)		363,051

Total Long-Term Investments—98.8% (Identified Cost $302,811)		363,051

TOTAL INVESTMENTS—98.8% (Identified Cost $302,811)		$363,051
Other assets and liabilities, net—1.2%		4,331
NET ASSETS—100.0%		$367,382

Abbreviations:
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	65%
Japan	8
United Kingdom	6
Australia	4
Canada	4
Spain	2
Germany	2
Other	9
Total	100%
† % of total investments as of March 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
3

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$363,051	$248,523	$114,528
Total Investments	$363,051	$248,523	$114,528
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Financial Statements
4

Duff & Phelps Real Asset Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Affiliated Mutual Funds(1)—79.3%
Equity Funds—76.2%
Virtus Duff & Phelps Global Infrastructure Fund Class R6(2)	396,684	$ 5,938
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6(2)	163,960	5,443
Virtus Duff & Phelps Select MLP and Energy Fund Class I(2)	188,194	3,226
Virtus Duff & Phelps Water Fund Institutional Shares(2)	42,754	801
		15,408

Fixed Income Fund—3.1%
Virtus Newfleet Senior Floating Rate Fund Class R6(2)	71,814	616
Total Affiliated Mutual Funds (Identified Cost $10,686)		16,024

Exchange-Traded Funds(1)—17.8%
Invesco DB Agriculture Fund(3)	8,900	234
Invesco DB Commodity Index Tracking Fund(3)	33,374	751
	Shares	Value

Schwab U.S. TIPS ETF	9,300	$ 250
SPDR S&P Global Natural Resources ETF	29,450	1,568
VanEck Gold Miners ETF	17,400	800
Total Exchange-Traded Funds (Identified Cost $2,540)		3,603

Affiliated Exchange-Traded Fund(1)—1.7%
Financials—1.7%
Virtus Duff & Phelps Clean Energy ETF(2)	20,900	349
Total Affiliated Exchange-Traded Fund (Identified Cost $369)		349

Total Long-Term Investments—98.8% (Identified Cost $13,595)		19,976

TOTAL INVESTMENTS—98.8% (Identified Cost $13,595)		$19,976
Other assets and liabilities, net—1.2%		238
NET ASSETS—100.0%		$20,214
Abbreviations:
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
S&P	Standard & Poor’s
SPDR	S&P Depositary Receipt
TIPS	Treasury-Inflation Protected Securities

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(2)	Affiliated investment. See Note 3H in Notes to Financial Statements.
(3)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices
Assets:
Affiliated Exchange-Traded Fund	$349	$349
Affiliated Mutual Funds	16,024	16,024
Exchange-Traded Funds	3,603	3,603
Total Investments	$19,976	$19,976
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
5

Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—98.8%
Real Estate Investment Trusts—98.8%
Data Centers—12.1%
Digital Realty Trust, Inc.	115,745	$ 16,585
Equinix, Inc.	33,511	27,323
		43,908

Gaming REITs—4.1%
Gaming & Leisure Properties, Inc.	199,820	10,171
VICI Properties, Inc. Class A	137,930	4,499
		14,670

Health Care—15.8%
Sabra Health Care REIT, Inc.	570,005	9,958
Ventas, Inc.	251,750	17,310
Welltower, Inc.	196,180	30,057
		57,325

Industrial/Office—17.6%
Industrial—13.0%
Americold Realty Trust, Inc.	175,300	3,762
Prologis, Inc.	303,741	33,955
Rexford Industrial Realty, Inc.	236,925	9,276
		46,993

Office—4.6%
BXP, Inc.	99,700	6,699
Cousins Properties, Inc.	174,596	5,151
Vornado Realty Trust	126,560	4,681
		16,531

Total Industrial/Office		63,524

	Shares	Value

Lodging/Resorts—2.8%
Host Hotels & Resorts, Inc.	287,144	$ 4,080
Ryman Hospitality Properties, Inc.	65,257	5,967
		10,047

Residential—18.2%
Apartments—11.1%
AvalonBay Communities, Inc.	80,840	17,350
Essex Property Trust, Inc.	28,700	8,799
Mid-America Apartment Communities, Inc.	83,490	13,991
		40,140

Manufactured Homes—2.8%
Equity LifeStyle Properties, Inc.	149,400	9,965
Single Family Homes—4.3%
American Homes 4 Rent Class A	411,200	15,547
Total Residential		65,652

Retail—14.3%
Free Standing—4.9%
Essential Properties Realty Trust, Inc.	339,850	11,093
Realty Income Corp.	114,204	6,625
		17,718

Regional Malls—4.3%
Simon Property Group, Inc.	93,266	15,489
Shopping Centers—5.1%
Brixmor Property Group, Inc.	383,906	10,193
	Shares	Value

Shopping Centers—continued
Kimco Realty Corp.	124,770	$ 2,650
Phillips Edison & Co., Inc.	158,205	5,773
		18,616

Total Retail		51,823

Self Storage—7.2%
CubeSmart	219,814	9,388
Public Storage	55,265	16,541
		25,929

Specialty—4.6%
Iron Mountain, Inc.	145,400	12,510
Lamar Advertising Co. Class A	37,200	4,233
		16,743

Telecommunications REITs—2.1%
American Tower Corp.	34,880	7,590
Total Common Stocks (Identified Cost $236,404)		357,211

Total Long-Term Investments—98.8% (Identified Cost $236,404)		357,211

TOTAL INVESTMENTS—98.8% (Identified Cost $236,404)		$357,211
Other assets and liabilities, net—1.2%		4,489
NET ASSETS—100.0%		$361,700

Abbreviation:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$357,211	$357,211
Total Investments	$357,211	$357,211
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
6

KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—96.3%
Communication Services—20.5%
Autohome, Inc. ADR (China)	1,057	$ 29
Baltic Classifieds Group plc (Lithuania)	63,460	247
Kanzhun Ltd. ADR (China)(1)	4,317	83
Sarana Menara Nusantara Tbk PT (Indonesia)	1,699,400	51
Tencent Holdings Ltd. (China)	3,000	192
Wirtualna Polska Holding S.A. (Poland)	1,864	39
		641

Consumer Discretionary—8.2%
Alibaba Group Holding Ltd. Sponsored ADR (China)	574	76
Allegro.eu S.A. (Poland)(1)	9,180	75
momo.com, Inc. (Taiwan)	2,159	23
Union Auction PCL Foreign Shares (Thailand)	379,200	84
		258

Consumer Staples—14.7%
Anhui Gujing Distillery Co., Ltd. Class B (China)	6,300	99
BBB Foods, Inc. Class A (Mexico)(1)	921	25
Carlsberg Brewery Malaysia Bhd (Malaysia)	6,600	29
Heineken Malaysia Bhd (Malaysia)	16,400	99
Multi Bintang Indonesia Tbk PT (Indonesia)	155,000	56
Wal-Mart de Mexico SAB de C.V. (Mexico)	44,232	122
Wuliangye Yibin Co., Ltd. Class A (China)	1,700	31
		461

Financials—12.7%
Bank Central Asia Tbk PT (Indonesia)	128,000	66
BR Advisory Partners Participacoes S.A. (Brazil)	13,248	32
Caixa Seguridade Participacoes S.A. (Brazil)	48,714	128
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(2)	632	57
	Shares	Value

Financials—continued
Kfin Technologies Ltd. (India)	1,202	$ 14
Optima bank S.A. (Greece)	3,326	55
Qualitas Controladora SAB de C.V. (Mexico)	5,065	44
		396

Industrials—29.0%
Credit Bureau Asia Ltd. (Singapore)	161,900	159
GFC Ltd. (Taiwan)	16,000	50
GPS Participacoes e Empreendimentos S.A. (Brazil)	17,815	41
Grupa Pracuj S.A. (Poland)	10,787	162
Haitian International Holdings Ltd. (China)	36,166	96
Humanica PCL Foreign Shares (Thailand)	114,500	27
NICE Information Service Co., Ltd. (South Korea)	7,626	61
Precision Tsugami China Corp., Ltd. (China)	45,000	137
S-1 Corp. (South Korea)	710	31
Tegma Gestao Logistica S.A. (Brazil)	16,383	96
Voltronic Power Technology Corp. (Taiwan)	1,000	47
		907

Information Technology—11.2%
Hundsun Technologies, Inc. Class A (China)	13,300	51
LEENO Industrial, Inc. (South Korea)	659	86
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	1,294	215
		352

Total Common Stocks (Identified Cost $2,696)		3,015

Total Long-Term Investments—96.3% (Identified Cost $2,696)		3,015

	Shares	Value

Short-Term Investment—2.3%
Money Market Mutual Fund—2.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.226%)(3)	70,547	$ 71
Total Short-Term Investment (Identified Cost $71)		71

TOTAL INVESTMENTS—98.6% (Identified Cost $2,767)		$3,086
Other assets and liabilities, net—1.4%		45
NET ASSETS—100.0%		$3,131

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PCL	Public Company Limited
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $57 or 1.8% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
China	26%
Taiwan	11
Brazil	10
Poland	9
Lithuania	8
Mexico	6
South Korea	6
Other	24
Total	100%
† % of total investments as of March 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
7

KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$3,015	$891	$2,124
Money Market Mutual Fund	71	71	—
Total Investments	$3,086	$962	$2,124
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Financial Statements
8

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—94.3%
Communication Services—21.1%
Addcn Technology Co., Ltd. (Taiwan)	724,324	$ 3,983
Autohome, Inc. ADR (China)	147,020	4,075
Baltic Classifieds Group plc (Lithuania)	5,482,358	21,338
Dayamitra Telekomunikasi PT (Indonesia)	93,884,400	3,205
Kanzhun Ltd. ADR (China)(1)	413,941	7,935
Rightmove plc (United Kingdom)	1,310,876	11,671
Sarana Menara Nusantara Tbk PT (Indonesia)	157,623,486	4,786
Wirtualna Polska Holding S.A. (Poland)	13,126	277
		57,270

Consumer Discretionary—6.6%
Allegro.eu S.A. (Poland)(1)	991,468	8,043
momo.com, Inc. (Taiwan)	254,515	2,685
Union Auction PCL Foreign Shares (Thailand)(2)(3)	31,854,400	7,092
		17,820

Consumer Staples—13.5%
Anhui Gujing Distillery Co., Ltd. Class B (China)	604,209	9,517
BBB Foods, Inc. Class A (Mexico)(1)	132,109	3,525
Carlsberg Brewery Malaysia Bhd (Malaysia)	1,580,100	6,801
Chongqing Brewery Co., Ltd. Class A (China)	346,300	2,796
Clicks Group Ltd. (South Africa)	164,601	3,049
Heineken Malaysia Bhd (Malaysia)	1,806,300	10,896
		36,584

Financials—11.6%
Caixa Seguridade Participacoes S.A. (Brazil)	4,637,048	12,181
Kaspi.KZ JSC ADR (Kazakhstan)	8,224	764
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(4)	61,759	5,601
Kfin Technologies Ltd. (India)	108,224	1,294
Optima bank S.A. (Greece)	293,117	4,872
Qualitas Controladora SAB de C.V. (Mexico)	782,013	6,798
		31,510

	Shares	Value

Health Care—2.9%
Haw Par Corp., Ltd. (Singapore)	812,774	$ 7,983
Industrials—26.4%
Computer Age Management Services Ltd. (India)	81,403	3,521
GPS Participacoes e Empreendimentos S.A. (Brazil)	1,570,068	3,612
Grupa Pracuj S.A. (Poland)	1,104,803	16,586
Haitian International Holdings Ltd. (China)	3,507,218	9,316
Humanica PCL Foreign Shares (Thailand)	14,677,100	3,469
Kerry TJ Logistics Co., Ltd. (Taiwan)	1,642,000	1,867
NICE Information Service Co., Ltd. (South Korea)	836,707	6,638
S-1 Corp. (South Korea)	133,684	5,874
Saramin Co., Ltd. (South Korea)	308,924	3,124
Sporton International, Inc. (Taiwan)	622,268	3,651
Tegma Gestao Logistica S.A. (Brazil)	1,589,562	9,329
Voltronic Power Technology Corp. (Taiwan)	95,000	4,442
		71,429

Information Technology—9.0%
Hundsun Technologies, Inc. Class A (China)	1,179,085	4,580
LEENO Industrial, Inc. (South Korea)	63,376	8,246
Oracle Financial Services Software Ltd. (India)	24,358	2,220
TOTVS S.A. (Brazil)	1,574,823	9,256
		24,302

Materials—3.2%
Avia Avian Tbk PT (Indonesia)	82,047,660	2,007
Corp. Moctezuma SAB de C.V. (Mexico)	1,670,560	6,727
		8,734

Total Common Stocks (Identified Cost $230,383)		255,632

Total Long-Term Investments—94.3% (Identified Cost $230,383)		255,632

	Shares	Value

Short-Term Investment—2.2%
Money Market Mutual Fund—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.226%)(5)	5,872,111	$ 5,872
Total Short-Term Investment (Identified Cost $5,872)		5,872

TOTAL INVESTMENTS—96.5% (Identified Cost $236,255)		$261,504
Other assets and liabilities, net—3.5%		9,618
NET ASSETS—100.0%		$271,122

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PCL	Public Company Limited
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	Issuer was not an affiliated investment of the Fund at September 30, 2024.
(3)	Affiliated investment. See Note 3H in Notes to Financial Statements.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $5,601 or 2.1% of net assets.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
China	15%
Brazil	13
Poland	10
South Korea	9
Lithuania	8
Malaysia	7
Mexico	7
Other	31
Total	100%
† % of total investments as of March 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
9

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$255,632	$64,202	$191,430
Money Market Mutual Fund	5,872	5,872	—
Total Investments	$261,504	$70,074	$191,430
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Financial Statements
10

KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—95.2%
Communication Services—22.8%
Auto Trader Group plc (United Kingdom)	2,689,919	$ 26,011
Baltic Classifieds Group plc (Lithuania)	15,684,551	61,047
Dayamitra Telekomunikasi PT (Indonesia)	660,642,800	22,553
Infrastrutture Wireless Italiane SpA (Italy)	1,870,432	19,806
oOh!media Ltd. (Australia)(1)	33,300,196	31,094
Rightmove plc (United Kingdom)	5,319,548	47,361
Sarana Menara Nusantara Tbk PT (Indonesia)	338,026,000	10,264
		218,136

Consumer Discretionary—2.3%
Allegro.eu S.A. (Poland)(2)	2,196,889	17,822
Goldlion Holdings Ltd. (China-Hong Kong)	1,197,882	228
Victorian Plumbing Group plc (United Kingdom)	3,354,679	4,302
		22,352

Consumer Staples—4.5%
Anhui Gujing Distillery Co., Ltd. Class B (China)	1,308,322	20,608
Heineken Malaysia Bhd (Malaysia)	3,793,700	22,884
		43,492

Energy—1.4%
Pason Systems, Inc. (Canada)	1,415,734	12,937
Financials—17.3%
AJ Bell plc (United Kingdom)	6,764,385	35,447
Caixa Seguridade Participacoes S.A. (Brazil)	16,248,537	42,683
FinecoBank Banca Fineco SpA (Italy)	1,454,692	28,813
Moltiply Group SpA (Italy)	690,614	30,014
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	2,427,469	23,651
Qualitas Controladora SAB de C.V. (Mexico)	591,090	5,138
		165,746

Health Care—7.1%
As One Corp. (Japan)	1,517,700	23,560
	Shares	Value

Health Care—continued
Haw Par Corp., Ltd. (Singapore)	4,558,212	$ 44,768
		68,328

Industrials—18.1%
CAE, Inc. (Canada)(2)	352,975	8,678
Epiroc AB Class B (Sweden)	1,464,826	25,800
Haitian International Holdings Ltd. (China)	9,534,025	25,324
Howden Joinery Group plc (United Kingdom)	2,544,792	23,800
Knorr-Bremse AG (Germany)	185,702	16,900
Lumax International Corp., Ltd. (Taiwan)	1,840,247	5,928
MEITEC Group Holdings, Inc. (Japan)	934,900	18,251
MTU Aero Engines AG (Germany)	75,749	26,321
NICE Information Service Co., Ltd. (South Korea)	1,125,587	8,930
S-1 Corp. (South Korea)	312,510	13,731
		173,663

Information Technology—14.8%
Alten S.A. (France)	323,585	31,580
Bouvet ASA (Norway)	3,791,048	26,983
FDM Group Holdings plc (United Kingdom)	4,484,472	14,524
Freee KK (Japan)(2)	654,200	15,518
Kainos Group plc (United Kingdom)	972,561	8,327
SHIFT, Inc. (Japan)(2)	1,825,700	14,194
Sopra Steria Group (France)	164,656	30,605
		141,731

Materials—6.9%
Corp. Moctezuma SAB de C.V. (Mexico)	10,563,683	42,540
Forterra plc (United Kingdom)	5,017,278	11,200
Ibstock plc (United Kingdom)	5,475,419	12,035
		65,775

Total Common Stocks (Identified Cost $788,261)		912,160

Total Long-Term Investments—95.2% (Identified Cost $788,261)		912,160

	Shares	Value

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.226%)(3)	8,494,075	$ 8,494
Total Short-Term Investment (Identified Cost $8,494)		8,494

TOTAL INVESTMENTS—96.1% (Identified Cost $796,755)		$920,654
Other assets and liabilities, net—3.9%		37,544
NET ASSETS—100.0%		$958,198

Abbreviation:
plc	Public Limited Company

Footnote Legend:
(1)	Affiliated investment. See Note 3H in Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	22%
Italy	8
Japan	8
France	7
Lithuania	7
Mexico	5
China	5
Other	38
Total	100%
† % of total investments as of March 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
11

KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$912,160	$111,976	$800,184
Money Market Mutual Fund	8,494	8,494	—
Total Investments	$920,654	$120,470	$800,184
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Financial Statements
12

SGA Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Communication Services—14.0%
Kakao Corp. (South Korea)	375,894	$ 10,021
NAVER Corp. (South Korea)	149,055	19,479
Tencent Holdings Ltd. (China)	390,265	24,936
Tencent Music Entertainment Group ADR (China)	1,280,110	18,447
		72,883

Consumer Discretionary—17.2%
Alibaba Group Holding Ltd. Sponsored ADR (China)	77,339	10,227
Fast Retailing Co., Ltd. (Japan)	67,850	20,198
H World Group Ltd. (China)	3,853,852	14,279
MercadoLibre, Inc. (Uruguay)(1)	14,917	29,101
Yum China Holdings, Inc. (China)	309,990	16,204
		90,009

Consumer Staples—23.1%
Budweiser Brewing Co. APAC Ltd. (China-Hong Kong)	9,648,448	11,629
CP ALL PCL Foreign Shares (Thailand)	12,708,819	18,591
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	200,169	19,533
L’Oreal S.A. (France)	40,636	15,104
Raia Drogasil S.A. (Brazil)	4,115,953	13,805
Unilever plc Sponsored ADR (United Kingdom)	364,151	21,685
Wal-Mart de Mexico SAB de C.V. (Mexico)	7,416,427	20,501
		120,848

	Shares	Value

Financials—26.2%
AIA Group Ltd. (China-Hong Kong)	3,334,677	$ 25,243
Bajaj Finance Ltd. (India)	203,915	21,246
Bank Central Asia Tbk PT (Indonesia)	34,404,416	17,577
HDFC Bank Ltd. ADR (India)	559,448	37,170
Sanlam Ltd. (South Africa)	3,429,542	15,489
XP, Inc. Class A (Brazil)	1,489,704	20,483
		137,208

Industrials—2.5%
Grab Holdings Ltd. Class A (Singapore)(1)	2,878,274	13,039
Information Technology—16.4%
Infosys Ltd. Sponsored ADR (India)	1,265,331	23,092
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,093,414	30,794
Tata Consultancy Services Ltd. (India)	339,817	14,295
TOTVS S.A. (Brazil)	2,976,313	17,493
		85,674

Total Common Stocks (Identified Cost $504,177)		519,661

Total Long-Term Investments—99.4% (Identified Cost $504,177)		519,661

TOTAL INVESTMENTS—99.4% (Identified Cost $504,177)		$519,661
Other assets and liabilities, net—0.6%		3,342
NET ASSETS—100.0%		$523,003

Abbreviations:
ADR	American Depositary Receipt
PCL	Public Company Limited
plc	Public Limited Company
Footnote Legend:
(1)	Non-income producing.

Country Weightings†
China	23%
India	18
Brazil	10
Mexico	8
Taiwan	6
South Korea	6
Uruguay	6
Other	23
Total	100%
† % of total investments as of March 31, 2025.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$519,661	$244,576	$275,085
Total Investments	$519,661	$244,576	$275,085
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
13

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) March 31, 2025
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps Real Asset Fund	Duff & Phelps Real Estate Securities Fund
Assets
Investment in securities at value(1)	$144,623	$363,051	$3,603	$357,211
Investment in affiliates at value(2)	—	—	16,373	—
Foreign currency at value(3)	42	—	—	—
Cash	791	3,115	234	1,722
Receivables
Investment securities sold	—	1,196	—	1,976
Fund shares sold	2	160	—(a)	702
Dividends	189	1,060	4	1,084
Receivable from adviser	—	—	10	—
Tax reclaims	41	123	—	—
Prepaid Trustees’ retainer	3	6	—(a)	7
Prepaid expenses	18	21	28	45
Other assets	22	56	3	55
Total assets	145,731	368,788	20,255	362,802
Liabilities
Due to custodian	—	—(a)	—	—
Payables
Fund shares repurchased	24	444	1	679
Investment securities purchased	—	504	4	—
Investment advisory fees	75	168	—	184
Distribution and service fees	5	7	2	22
Administration and accounting fees	17	36	6	36
Transfer agent and sub-transfer agent fees and expenses	13	140	4	79
Professional fees	17	38	13	15
Trustee deferred compensation plan	22	56	3	55
Interest expense and/or commitment fees	—(a)	2	—(a)	2
Other accrued expenses	15	11	8	30
Total liabilities	188	1,406	41	1,102
Commitments and contingencies (Note 3D)	—	—	—	—
Net Assets	$145,543	$367,382	$20,214	$361,700
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$125,232	$352,979	$36,928	$235,754
Accumulated earnings (loss)	20,311	14,403	(16,714)	125,946
Net Assets	$145,543	$367,382	$20,214	$361,700
Net Assets:
Class A	$19,606	$21,183	$10,499	$94,417
Class C	$1,307	$2,593	$197	$2,720
Class I	$24,725	$184,195	$7,977	$131,516
Class R6	$99,905	$159,411	$1,541	$133,047
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	1,310,271	616,572	723,581	5,039,561
Class C	87,365	80,256	13,322	145,236
Class I	1,651,551	5,533,912	550,916	7,055,946
Class R6	6,672,184	4,801,552	106,701	7,095,648
See Notes to Financial Statements
14

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2025
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps Real Asset Fund	Duff & Phelps Real Estate Securities Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$14.96	$34.36	$14.51	$18.74
Class C	$14.96	$32.30	$14.79	$18.73
Class I	$14.97	$33.28	$14.48	$18.64
Class R6	$14.97	$33.20	$14.44	$18.75
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$15.83	$36.36	$15.35	$19.83
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$126,963	$302,811	$2,540	$236,404
(2) Investment in affiliates at cost	$—	$—	$11,055	$—
(3) Foreign currency at cost	$42	$—	$—	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
15

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2025
(Reported in thousands except shares and per share amounts)
	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund	KAR International Small-Mid Cap Fund	SGA Emerging Markets Equity Fund
Assets
Investment in securities at value(1)	$3,086	$254,412	$889,560	$519,661
Investment in affiliates at value(2)	—	7,092	31,094	—
Foreign currency at value(3)	—(a)	—	436	—
Cash	100	8,431	32,415	3,138
Receivables
Investment securities sold	—	424	976	—
Fund shares sold	—(a)	415	999	1,481
Dividends	10	1,051	2,768	911
Receivable from adviser	6	—	—	—
Tax reclaims	—	28	1,798	281
Foreign capital gains tax refund	—	—	—	97
Prepaid Trustees’ retainer	—(a)	5	14	6
Prepaid expenses	3	57	20	—
Other assets	—(a)	41	197	82
Total assets	3,205	271,956	960,277	525,657
Liabilities
Due to custodian	—	5	—	—
Payables
Fund shares repurchased	—	212	772	1,150
Investment securities purchased	32	—	121	—
Foreign capital gains tax	1	184	—	515
Dividend distributions	—	—	—(a)	—
Investment advisory fees	—	250	738	392
Distribution and service fees	—(a)	11	21	26
Administration and accounting fees	5	28	87	50
Transfer agent and sub-transfer agent fees and expenses	—(a)	49	188	225
Professional fees	20	19	—	5
Trustee deferred compensation plan	—(a)	41	147	82
Interest expense and/or commitment fees	—(a)	1	5	9
Other accrued expenses	16	34	—	200
Total liabilities	74	834	2,079	2,654
Commitments and contingencies (Note 3D)	—	—	—	—
Net Assets	$3,131	$271,122	$958,198	$523,003
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$3,323	$258,065	$1,152,964	$985,234
Accumulated earnings (loss)	(192)	13,057	(194,766)	(462,231)
Net Assets	$3,131	$271,122	$958,198	$523,003
Net Assets:
Class A	$181	$36,578	$44,124	$98,596
Class C	$92	$3,890	$13,345	$5,669
Class I	$191	$228,870	$817,585	$391,407
Class R6	$2,667	$1,784	$83,144	$27,331
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	19,757	2,424,517	2,230,989	14,228,456
Class C	10,002	263,971	694,969	878,613
Class I	20,800	15,012,512	40,959,697	53,431,126
Class R6	289,078	115,709	4,154,588	3,681,558
See Notes to Financial Statements
16

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2025
(Reported in thousands except shares and per share amounts)
	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund	KAR International Small-Mid Cap Fund	SGA Emerging Markets Equity Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$9.18	$15.09	$19.78	$6.93
Class C	$9.15	$14.74	$19.20	$6.45
Class I	$9.18	$15.25	$19.96	$7.33
Class R6	$9.23	$15.41	$20.01	$7.42
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$9.71	$15.97	$20.93	$7.33
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$2,767	$228,231	$762,371	$504,177
(2) Investment in affiliates at cost	$—	$8,024	$34,384	$—
(3) Foreign currency at cost	$—	$—	$442	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
17

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited)
SIX MONTHS ENDED March 31, 2025
($ reported in thousands)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps Real Asset Fund	Duff & Phelps Real Estate Securities Fund
Investment Income
Dividends	$1,870	$5,927	$53	$6,592
Dividends from affiliates	—	—	215	—
European Union tax reclaims(1)	12	—	—	—
Foreign taxes withheld	(71)	(250)	—	—
Total investment income	1,811	5,677	268	6,592
Expenses
Investment advisory fees	471	1,609	—(b)	1,415
Distribution and service fees, Class A	28	27	13	124
Distribution and service fees, Class C	7	14	1	15
Administration and accounting fees	82	198	20	197
Transfer agent fees and expenses	32	82	5	85
Sub-transfer agent fees and expenses, Class A	11	219	6	73
Sub-transfer agent fees and expenses, Class C	1	1	—(a)	2
Sub-transfer agent fees and expenses, Class I	11	102	4	101
European Union tax reclaim fees	1	—	—	—
Custodian fees	1	2	—(a)	—(a)
Printing fees and expenses	7	15	5	22
Professional fees	15	19	8	18
Interest expense and/or commitment fees	—(a)	1	1	1
Registration fees	25	40	22	34
Trustees’ fees and expenses	6	16	1	15
Miscellaneous expenses	7	16	3	17
Total expenses	705	2,361	89	2,119
Less net expenses reimbursed and/or waived by investment adviser(2)	(20)	(442)	(50)	(181)
Net expenses	685	1,919	39	1,938
Net investment income (loss)	1,126	3,758	229	4,654
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	3,677	2,647	286	8,661
Investments in affiliates	—	—	376	—
Foreign currency transactions	(12)	(8)	—	—
Capital gains received from investments in affiliates	—	—	228	—
Net change in unrealized appreciation (depreciation) on:
Investments	(2,297)	(36,876)	(237)	(33,627)
Investments in affiliates	—	—	(780)	—
Foreign currency transactions	(2)	(16)	—	—
Net realized and unrealized gain (loss) on investments	1,366	(34,253)	(127)	(24,966)
Net increase (decrease) in net assets resulting from operations	$2,492	$(30,495)	$102	$(20,312)

(a)	Amount is less than $500 (not in thousands).
(b)	The Adviser does not charge an advisory fee.
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
18

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2025
($ reported in thousands)
	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund	KAR International Small-Mid Cap Fund	SGA Emerging Markets Equity Fund
Investment Income
Dividends	$40	$3,832	$9,696	$5,013
Dividends from affiliates	—	—	927	—
Other Income	—	—	70	—
European Union tax reclaims(1)	—	—	479	1,663
Foreign taxes withheld	(3)	(265)	(606)	(540)
Total investment income	37	3,567	10,566	6,136
Expenses
Investment advisory fees	15	1,800	4,391	2,902
Distribution and service fees, Class A	—(a)	42	54	132
Distribution and service fees, Class C	—(a)	20	72	34
Administration and accounting fees	12	159	494	298
Transfer agent fees and expenses	1	64	209	129
Sub-transfer agent fees and expenses, Class A	—(a)	20	23	113
Sub-transfer agent fees and expenses, Class C	—	1	8	8
Sub-transfer agent fees and expenses, Class I	—(a)	133	403	261
European Union tax reclaim fees	—	—	91	340
Custodian fees	1	8	10	29
Printing fees and expenses	4	18	—	53
Professional fees	15	21	6	43
Interest expense and/or commitment fees	—(a)	5	4	18
Registration fees	13	26	—	39
Trustees’ fees and expenses	—(a)	13	44	31
Miscellaneous expenses	4	16	—	57
Total expenses	65	2,346	5,809	4,487
Less net expenses reimbursed and/or waived by investment adviser(2)	(48)	(63)	—	(428)
Plus net expenses recaptured(2)	—	—	2	—
Net expenses	17	2,283	5,811	4,059
Net investment income (loss)	20	1,284	4,755	2,077
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	66	3,334	13,242	(6,464)
Investments in affiliates	—	(7,816)	18,008	—
Foreign currency transactions	—(a)	(69)	(153)	(127)
Foreign capital gains tax	(4)	(1,815)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(6)	(21,523)	(7,863)	(48,288)
Investments in affiliates	—	5,907	(46,127)	—
Foreign currency transactions	—(a)	(3)	(18)	(24)
Foreign capital gains tax	4	2,491	—	122
Net realized and unrealized gain (loss) on investments	60	(19,494)	(22,911)	(54,781)
Net increase (decrease) in net assets resulting from operations	$80	$(18,210)	$(18,156)	$(52,704)

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
19

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)
	Duff & Phelps Global Infrastructure Fund		Duff & Phelps Global Real Estate Securities Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$1,126	$3,474	$3,758	$9,184
Net realized gain (loss)	3,665	3,691	2,639	(11,399)
Net change in unrealized appreciation (depreciation)	(2,299)	24,257	(36,892)	105,362
Increase (decrease) in net assets resulting from operations	2,492	31,422	(30,495)	103,147
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(899)	(699)	(466)	(352)
Class C	(54)	(36)	(38)	(38)
Class I	(886)	(693)	(4,472)	(4,230)
Class R6	(4,021)	(3,057)	(4,169)	(3,655)
Total dividends and distributions to shareholders	(5,860)	(4,485)	(9,145)	(8,275)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(4,867)	(4,713)	228	(65)
Class C	(291)	(967)	(334)	(1,214)
Class I	2,945	(11,376)	(6,257)	(47,500)
Class R6	1,400	75,969	8,842	50,851
Increase (decrease) in net assets from capital transactions	(813)	58,913	2,479	2,072
Net increase (decrease) in net assets	(4,181)	85,850	(37,161)	96,944
Net Assets
Beginning of period	149,724	63,874	404,543	307,599
End of Period	$145,543	$149,724	$367,382	$404,543
See Notes to Financial Statements
20

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	Duff & Phelps Real Asset Fund		Duff & Phelps Real Estate Securities Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$229	$552	$4,654	$8,102
Net realized gain (loss)	890	715	8,661	26,258
Net change in unrealized appreciation (depreciation)	(1,017)	2,613	(33,627)	76,635
Increase (decrease) in net assets resulting from operations	102	3,880	(20,312)	110,995
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(361)	(214)	(6,909)	(11,403)
Class C	(5)	(1)	(193)	(365)
Class I	(298)	(160)	(10,283)	(19,450)
Class R6	(56)	(25)	(9,375)	(13,012)
Total dividends and distributions to shareholders	(720)	(400)	(26,760)	(44,230)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(123)	(1,297)	527	(5,968)
Class C	(21)	(184)	(248)	(434)
Class I	(216)	831	(7,754)	(28,771)
Class R6	184	32	17,587	11,042
Increase (decrease) in net assets from capital transactions	(176)	(618)	10,112	(24,131)
Net increase (decrease) in net assets	(794)	2,862	(36,960)	42,634
Net Assets
Beginning of period	21,008	18,146	398,660	356,026
End of Period	$20,214	$21,008	$361,700	$398,660
See Notes to Financial Statements
21

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	KAR Developing Markets Fund		KAR Emerging Markets Small-Cap Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$20	$56	$1,284	$5,457
Net realized gain (loss)	62	(121)	(6,366)	16,694
Net change in unrealized appreciation (depreciation)	(2)	625	(13,128)	44,924
Increase (decrease) in net assets resulting from operations	80	560	(18,210)	67,075
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(3)	(2)	(1,075)	—
Class C	(1)	(1)	(96)	—
Class I	(3)	(4)	(9,519)	—
Class R6	(48)	(58)	(28)	—
Total dividends and distributions to shareholders	(55)	(65)	(10,718)	—
Change in Net Assets from Capital Transactions (See Note 5):
Class A	18	42	3,203	(682)
Class C	—	—(a)	(161)	(321)
Class I	18	2	(49,826)	18,344
Class R6	3	(147)	(117)	(84)
Increase (decrease) in net assets from capital transactions	39	(103)	(46,901)	17,257
Net increase (decrease) in net assets	64	392	(75,829)	84,332
Net Assets
Beginning of period	3,067	2,675	346,951	262,619
End of Period	$3,131	$3,067	$271,122	$346,951

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements
22

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	KAR International Small-Mid Cap Fund		SGA Emerging Markets Equity Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$4,755	$14,844	$2,077	$2,949
Net realized gain (loss)	31,097	(19,632)	(6,591)	8,994
Net change in unrealized appreciation (depreciation)	(54,008)	255,418	(48,190)	42,900
Increase (decrease) in net assets resulting from operations	(18,156)	250,630	(52,704)	54,843
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(755)	—	—	—
Class C	(88)	—	—	—
Class I	(15,525)	—	—	—
Class R6	(1,682)	—	—	—
Total dividends and distributions to shareholders	(18,050)	—	—	—
Change in Net Assets from Capital Transactions (See Note 5):
Class A	1,005	(7,860)	(12,192)	(40,709)
Class C	(2,791)	(5,366)	(2,247)	(9,163)
Class I	(74,597)	(100,615)	(106,360)	(447,682)
Class R6	(5,563)	(6,336)	(443)	(17,708)
Increase (decrease) in net assets from capital transactions	(81,946)	(120,177)	(121,242)	(515,262)
Net increase (decrease) in net assets	(118,152)	130,453	(173,946)	(460,419)
Net Assets
Beginning of period	1,076,350	945,897	696,949	1,157,368
End of Period	$958,198	$1,076,350	$523,003	$696,949
See Notes to Financial Statements
23

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

Duff & Phelps Global Infrastructure Fund
Class A
10/1/24 to 3/31/25(8)	$15.34	0.09	—	0.11	0.20	(0.12)	(0.46)	(0.58)	—	(0.38)	$14.96	1.62%	$19,606	1.25% (9)	1.25%	1.28%	23%
10/1/23 to 9/30/24	12.37	0.31	—	3.05	3.36	(0.28)	(0.11)	(0.39)	—	2.97	15.34	27.54	25,305	1.25 (9)	1.25	2.28	63
10/1/22 to 9/30/23	14.16	0.27	—	(0.46)	(0.19)	(0.30)	(1.30)	(1.60)	—	(1.79)	12.37	(2.40)	24,716	1.29	1.29	1.93	26
10/1/21 to 9/30/22	16.17	0.18	—	(1.20)	(1.02)	(0.15)	(0.84)	(0.99)	—	(2.01)	14.16	(7.07)	29,344	1.27 (10)	1.27	1.12	37
10/1/20 to 9/30/21	14.54	0.14	—	1.84	1.98	(0.17)	(0.18)	(0.35)	—	1.63	16.17	13.75	31,857	1.28	1.28	0.86	28
10/1/19 to 9/30/20	16.26	0.20	—	(1.17)	(0.97)	(0.23)	(0.52)	(0.75)	—	(1.72)	14.54	(6.11)	30,172	1.27	1.27	1.35	31
Class C
10/1/24 to 3/31/25(8)	$15.34	0.04	—	0.11	0.15	(0.07)	(0.46)	(0.53)	—	(0.38)	$14.96	1.26%	$1,307	2.03% (9)	2.03%	0.48%	23%
10/1/23 to 9/30/24	12.36	0.20	—	3.05	3.25	(0.16)	(0.11)	(0.27)	—	2.98	15.34	26.56	1,643	2.02 (9)	2.02	1.47	63
10/1/22 to 9/30/23	14.14	0.16	—	(0.46)	(0.30)	(0.18)	(1.30)	(1.48)	—	(1.78)	12.36	(3.17)	2,221	2.07	2.07	1.11	26
10/1/21 to 9/30/22	16.14	0.05	—	(1.20)	(1.15)	(0.01)	(0.84)	(0.85)	—	(2.00)	14.14	(7.78)	3,544	2.04 (10)	2.04	0.32	37
10/1/20 to 9/30/21	14.50	0.02	—	1.84	1.86	(0.04)	(0.18)	(0.22)	—	1.64	16.14	12.92	5,525	2.02	2.02	0.11	28
10/1/19 to 9/30/20	16.20	0.09	—	(1.16)	(1.07)	(0.11)	(0.52)	(0.63)	—	(1.70)	14.50	(6.83)	9,833	2.03	2.03	0.59	31
Class I
10/1/24 to 3/31/25(8)	$15.36	0.11	—	0.10	0.21	(0.14)	(0.46)	(0.60)	—	(0.39)	$14.97	1.72%	$24,725	0.99% (9)	0.99%	1.50%	23%
10/1/23 to 9/30/24	12.37	0.34	—	3.07	3.41	(0.31)	(0.11)	(0.42)	—	2.99	15.36	27.99	22,099	0.98 (9)	0.98	2.51	63
10/1/22 to 9/30/23	14.16	0.31	—	(0.47)	(0.16)	(0.33)	(1.30)	(1.63)	—	(1.79)	12.37	(2.17)	28,472	1.04	1.04	2.19	26
10/1/21 to 9/30/22	16.17	0.22	—	(1.21)	(0.99)	(0.18)	(0.84)	(1.02)	—	(2.01)	14.16	(6.84)	34,847	1.03 (10)	1.03	1.36	37
10/1/20 to 9/30/21	14.54	0.18	—	1.85	2.03	(0.22)	(0.18)	(0.40)	—	1.63	16.17	14.07	39,955	1.01	1.01	1.15	28
10/1/19 to 9/30/20	16.27	0.24	—	(1.19)	(0.95)	(0.26)	(0.52)	(0.78)	—	(1.73)	14.54	(5.94)	33,326	1.04	1.04	1.61	31
Class R6
10/1/24 to 3/31/25(8)	$15.36	0.12	—	0.10	0.22	(0.15)	(0.46)	(0.61)	—	(0.39)	$14.97	1.78%	$99,905	0.85% (9)	0.89%	1.64%	23%
10/1/23 to 9/30/24	12.39	0.39	—	3.04	3.43	(0.35)	(0.11)	(0.46)	—	2.97	15.36	28.13	100,677	0.85 (9)	0.88	2.81	63
10/1/22 to 9/30/23	14.18	0.34	—	(0.47)	(0.13)	(0.36)	(1.30)	(1.66)	—	(1.79)	12.39	(1.96)	8,465	0.84	0.94	2.39	26
10/1/21 to 9/30/22	16.20	0.25	—	(1.22)	(0.97)	(0.21)	(0.84)	(1.05)	—	(2.02)	14.18	(6.74)	9,631	0.87 (10)	0.93	1.53	37
10/1/20 to 9/30/21	14.55	0.21	—	1.85	2.06	(0.23)	(0.18)	(0.41)	—	1.65	16.20	14.30	10,108	0.85	0.92	1.31	28
10/1/19 to 9/30/20	16.27	0.26	—	(1.18)	(0.92)	(0.28)	(0.52)	(0.80)	—	(1.72)	14.55	(5.75)	8,614	0.85	0.94	1.74	31

Duff & Phelps Global Real Estate Securities Fund
Class A
10/1/24 to 3/31/25(8)	$38.02	0.30	—	(3.21)	(2.91)	(0.75)	—	(0.75)	—	(3.66)	$34.36	(7.63) %	$21,183	1.32% (11)	3.33%	1.69%	10%
10/1/23 to 9/30/24	29.48	0.70	—	8.41	9.11	(0.57)	—	(0.57)	—	8.54	38.02	31.24	23,193	1.40 (9)	3.42	2.16	45
10/1/22 to 9/30/23	29.09	0.60	—	(0.02)	0.58	(0.19)	—	(0.19)	—	0.39	29.48	1.97	17,965	1.39	3.14	1.93	29
10/1/21 to 9/30/22	39.17	0.47	—	(9.38)	(8.91)	(0.47)	(0.70)	(1.17)	—	(10.08)	29.09	(23.66)	21,145	1.41 (10)	2.51	1.23	17
10/1/20 to 9/30/21	29.50	0.41	—	9.26	9.67	—	—	—	—	9.67	39.17	32.78	27,127	1.40	2.65	1.14	17
10/1/19 to 9/30/20	34.82	0.41	—	(3.66)	(3.25)	(1.29)	(0.78)	(2.07)	—	(5.32)	29.50	(10.01)	18,740	1.40	2.59	1.34	32
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
24

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
Duff & Phelps Global Real Estate Securities Fund (Continued)
Class C
10/1/24 to 3/31/25(8)	$35.61	0.15	—	(2.99)	(2.84)	(0.47)	—	(0.47)	—	(3.31)	$32.30	(7.96) %	$2,593	2.07% (11)	2.16%	0.89%	10%
10/1/23 to 9/30/24	27.62	0.41	—	7.89	8.30	(0.31)	—	(0.31)	—	7.99	35.61	30.23	3,204	2.15 (9)	2.16	1.35	45
10/1/22 to 9/30/23	27.28	0.34	—	—	0.34	—	—	—	—	0.34	27.62	1.25	3,588	2.14	2.17	1.15	29
10/1/21 to 9/30/22	36.81	0.20	—	(8.86)	(8.66)	(0.17)	(0.70)	(0.87)	—	(9.53)	27.28	(24.25)	4,671	2.16 (10)(12)	2.15	0.56	17
10/1/20 to 9/30/21	27.93	0.23	—	8.65	8.88	—	—	—	—	8.88	36.81	31.79	5,531	2.15	2.16	0.70	17
10/1/19 to 9/30/20	33.42	0.16	—	(3.47)	(3.31)	(1.40)	(0.78)	(2.18)	—	(5.49)	27.93	(10.67)	6,297	2.15	2.19	0.53	32
Class I
10/1/24 to 3/31/25(8)	$36.87	0.33	—	(3.12)	(2.79)	(0.80)	—	(0.80)	—	(3.59)	$33.28	(7.51) %	$184,195	1.07% (11)	1.16%	1.91%	10%
10/1/23 to 9/30/24	28.59	0.75	—	8.16	8.91	(0.63)	—	(0.63)	—	8.28	36.87	31.55	210,528	1.15 (9)	1.16	2.37	45
10/1/22 to 9/30/23	28.19	0.65	—	—	0.65	(0.25)	—	(0.25)	—	0.40	28.59	2.26	206,071	1.14	1.16	2.15	29
10/1/21 to 9/30/22	38.04	0.55	—	(9.09)	(8.54)	(0.61)	(0.70)	(1.31)	—	(9.85)	28.19	(23.48)	269,095	1.16 (10)(12)	1.16	1.48	17
10/1/20 to 9/30/21	28.73	0.46	—	9.02	9.48	(0.17)	—	(0.17)	—	9.31	38.04	33.13	344,063	1.15 (12)	1.14	1.29	17
10/1/19 to 9/30/20	34.33	0.47	—	(3.54)	(3.07)	(1.75)	(0.78)	(2.53)	—	(5.60)	28.73	(9.79)	168,410	1.15	1.20	1.55	32
Class R6
10/1/24 to 3/31/25(8)	$36.83	0.36	—	(3.11)	(2.75)	(0.88)	—	(0.88)	—	(3.63)	$33.20	(7.40) %	$159,411	0.88% (11)	1.05%	2.13%	10%
10/1/23 to 9/30/24	28.68	0.88	—	8.12	9.00	(0.85)	—	(0.85)	—	8.15	36.83	31.89	167,618	0.89 (9)	1.05	2.78	45
10/1/22 to 9/30/23	28.37	0.76	—	(0.04)	0.72	(0.41)	—	(0.41)	—	0.31	28.68	2.50	79,975	0.88	1.05	2.49	29
10/1/21 to 9/30/22	38.26	0.64	—	(9.13)	(8.49)	(0.70)	(0.70)	(1.40)	—	(9.89)	28.37	(23.27)	75,574	0.91 (10)	1.05	1.74	17
10/1/20 to 9/30/21	28.86	0.61	—	9.00	9.61	(0.21)	—	(0.21)	—	9.40	38.26	33.46	90,781	0.89	1.04	1.73	17
10/1/19 to 9/30/20	34.41	0.65	—	(3.64)	(2.99)	(1.78)	(0.78)	(2.56)	—	(5.55)	28.86	(9.52)	54,992	0.89	1.09	2.29	32

Duff & Phelps Real Asset Fund
Class A
10/1/24 to 3/31/25(8)	$14.96	0.16	0.16	(0.27)	0.05	(0.50)	—	(0.50)	—	(0.45)	$14.51	0.58%	$10,499	0.51% (13)	1.02%	2.17%	9%
10/1/23 to 9/30/24	12.44	0.39	0.03	2.37	2.79	(0.27)	—	(0.27)	—	2.52	14.96	22.80	10,933	0.50	0.94	2.92	14
10/1/22 to 9/30/23	12.00	0.16	0.26	0.16	0.58	(0.14)	—	(0.14)	—	0.44	12.44	4.77	10,323	0.60 (11)	0.92	1.28	10
10/1/21 to 9/30/22	12.55	0.13	0.02	(0.60)	(0.45)	(0.10)	—	(0.10)	—	(0.55)	12.00	(3.64)	11,226	0.81 (10)	0.81	0.99	17
10/1/20 to 9/30/21	10.10	0.02	0.03	2.47	2.52	(0.07)	—	(0.07)	—	2.45	12.55	25.10	12,674	0.85 (10)	0.85	0.19	14
10/1/19 to 9/30/20	11.38	0.27	0.26	(1.46)	(0.93)	(0.35)	—	(0.35)	—	(1.28)	10.10	(8.50)	11,964	1.05 (10)	1.05	2.57	75
Class C
10/1/24 to 3/31/25(8)	$15.13	0.10	0.16	(0.25)	0.01	(0.35)	—	(0.35)	—	(0.34)	$14.79	0.21%	$197	1.26% (13)	1.90%	1.36%	9%
10/1/23 to 9/30/24	12.48	0.30	0.03	2.38	2.71	(0.06)	—	(0.06)	—	2.65	15.13	21.82	222	1.25	1.79	2.21	14
10/1/22 to 9/30/23	12.03	0.16	0.27	0.05	0.48	(0.03)	—	(0.03)	—	0.45	12.48	3.95	358	1.36 (11)	1.72	1.24	10
10/1/21 to 9/30/22	12.64	(0.11)	0.02	(0.45)	(0.54)	(0.07)	—	(0.07)	—	(0.61)	12.03	(4.28)	812	1.57 (10)	1.57	(0.82)	17
10/1/20 to 9/30/21	10.19	(0.04)	0.03	2.46	2.45	—	—	—	—	2.45	12.64	24.04	435	1.68 (10)	1.68	(0.33)	14
10/1/19 to 9/30/20	11.32	0.31	0.26	(1.60)	(1.03)	(0.10)	—	(0.10)	—	(1.13)	10.19	(9.17)	604	1.74 (10)	1.74	2.85	75
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
25

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
Duff & Phelps Real Asset Fund (Continued)
Class I
10/1/24 to 3/31/25(8)	$14.96	0.17	0.17	(0.28)	0.06	(0.54)	—	(0.54)	—	(0.48)	$14.48	0.67%	$7,977	0.26% (13)	0.75%	2.41%	9%
10/1/23 to 9/30/24	12.44	0.42	0.03	2.38	2.83	(0.31)	—	(0.31)	—	2.52	14.96	23.12	8,452	0.25	0.66	3.14	14
10/1/22 to 9/30/23	12.00	0.21	0.26	0.13	0.60	(0.16)	—	(0.16)	—	0.44	12.44	4.96	6,304	0.36 (11)	0.68	1.62	10
10/1/21 to 9/30/22	12.52	0.15	0.02	(0.58)	(0.41)	(0.11)	—	(0.11)	—	(0.52)	12.00	(3.35)	9,553	0.57 (10)	0.57	1.12	17
10/1/20 to 9/30/21	10.07	0.05	0.03	2.47	2.55	(0.10)	—	(0.10)	—	2.45	12.52	25.47	9,610	0.60 (10)	0.60	0.46	14
10/1/19 to 9/30/20	11.35	0.48	0.26	(1.64)	(0.90)	(0.38)	—	(0.38)	—	(1.28)	10.07	(8.32)	8,759	0.72 (10)	0.72	4.52	75
Class R6
10/1/24 to 3/31/25(8)	$14.92	0.18	0.16	(0.27)	0.07	(0.55)	—	(0.55)	—	(0.48)	$14.44	0.73%	$1,541	0.21% (13)	0.65%	2.44%	9%
10/1/23 to 9/30/24	12.42	0.41	0.03	2.39	2.83	(0.33)	—	(0.33)	—	2.50	14.92	23.17	1,401	0.20	0.58	3.11	14
10/1/22 to 9/30/23	12.02	0.16	0.26	0.20	0.62	(0.22)	—	(0.22)	—	0.40	12.42	5.13	1,161	0.20	0.56	1.24	10
1/31/22(14) to 9/30/22	13.22	(0.14)	0.02	(1.08)	(1.20)	—	—	—	—	(1.20)	12.02	(9.08)	91	0.22 (10)	0.54	(1.57)	17

Duff & Phelps Real Estate Securities Fund
Class A
10/1/24 to 3/31/25(8)	$21.32	0.22	—	(1.38)	(1.16)	(0.20)	(1.22)	(1.42)	—	(2.58)	$18.74	(5.27) %	$94,417	1.30% (11)	1.36%	2.20%	8%
10/1/23 to 9/30/24	17.78	0.36	—	5.42	5.78	(0.37)	(1.87)	(2.24)	—	3.54	21.32	34.73	106,325	1.37	1.37	1.94	36
10/1/22 to 9/30/23	19.83	0.36	—	(0.26)	0.10	(0.33)	(1.82)	(2.15)	—	(2.05)	17.78	0.14	94,402	1.35	1.35	1.85	29
10/1/21 to 9/30/22	24.94	0.18	—	(4.16)	(3.98)	(0.24)	(0.89)	(1.13)	—	(5.11)	19.83	(17.05)	107,081	1.34 (10)	1.34	0.73	14
10/1/20 to 9/30/21	18.82	0.22	—	7.10	7.32	(0.46)	(0.74)	(1.20)	—	6.12	24.94	40.33	143,841	1.36	1.36	0.98	14
10/1/19 to 9/30/20	26.33	0.26	—	(3.23)	(2.97)	(0.33)	(4.21)	(4.54)	—	(7.51)	18.82	(12.99)	209,309	1.35	1.35	1.25	40
Class C
10/1/24 to 3/31/25(8)	$21.30	0.14	—	(1.37)	(1.23)	(0.12)	(1.22)	(1.34)	—	(2.57)	$18.73	(5.62) %	$2,720	2.04% (11)	2.09%	1.43%	8%
10/1/23 to 9/30/24	17.77	0.23	—	5.41	5.64	(0.24)	(1.87)	(2.11)	—	3.53	21.30	33.76	3,338	2.08	2.08	1.24	36
10/1/22 to 9/30/23	19.81	0.21	—	(0.25)	(0.04)	(0.18)	(1.82)	(2.00)	—	(2.04)	17.77	(0.59)	3,196	2.07	2.07	1.09	29
10/1/21 to 9/30/22	24.90	(0.01)	—	(4.13)	(4.14)	(0.06)	(0.89)	(0.95)	—	(5.09)	19.81	(17.64)	4,181	2.06 (10)	2.06	(0.03)	14
10/1/20 to 9/30/21	18.79	0.10	—	7.04	7.14	(0.29)	(0.74)	(1.03)	—	6.11	24.90	39.32	6,244	2.08	2.08	0.43	14
10/1/19 to 9/30/20	26.26	0.08	—	(3.18)	(3.10)	(0.16)	(4.21)	(4.37)	—	(7.47)	18.79	(13.65)	7,280	2.11	2.11	0.38	40
Class I
10/1/24 to 3/31/25(8)	$21.22	0.24	—	(1.38)	(1.14)	(0.22)	(1.22)	(1.44)	—	(2.58)	$18.64	(5.17) %	$131,516	1.04% (11)	1.10%	2.43%	8%
10/1/23 to 9/30/24	17.70	0.40	—	5.41	5.81	(0.42)	(1.87)	(2.29)	—	3.52	21.22	35.09	157,388	1.11	1.11	2.17	36
10/1/22 to 9/30/23	19.76	0.40	—	(0.27)	0.13	(0.37)	(1.82)	(2.19)	—	(2.06)	17.70	0.33	159,616	1.11	1.11	2.07	29
10/1/21 to 9/30/22	24.85	0.25	—	(4.14)	(3.89)	(0.31)	(0.89)	(1.20)	—	(5.09)	19.76	(16.80)	184,709	1.09 (10)	1.09	0.98	14
10/1/20 to 9/30/21	18.76	0.20	—	7.16	7.36	(0.53)	(0.74)	(1.27)	—	6.09	24.85	40.73	234,084	1.09	1.09	0.92	14
10/1/19 to 9/30/20	26.28	0.30	—	(3.23)	(2.93)	(0.38)	(4.21)	(4.59)	—	(7.52)	18.76	(12.80)	272,248	1.10	1.10	1.43	40
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
26

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
Duff & Phelps Real Estate Securities Fund (Continued)
Class R6
10/1/24 to 3/31/25(8)	$21.34	0.27	—	(1.39)	(1.12)	(0.25)	(1.22)	(1.47)	—	(2.59)	$18.75	(5.05) %	$133,047	0.79%	0.96%	2.73%	8%
10/1/23 to 9/30/24	17.79	0.47	—	5.43	5.90	(0.48)	(1.87)	(2.35)	—	3.55	21.34	35.53	131,609	0.79	0.95	2.53	36
10/1/22 to 9/30/23	19.85	0.47	—	(0.27)	0.20	(0.44)	(1.82)	(2.26)	—	(2.06)	17.79	0.68	98,812	0.78	0.95	2.43	29
10/1/21 to 9/30/22	24.96	0.31	—	(4.16)	(3.85)	(0.37)	(0.89)	(1.26)	—	(5.11)	19.85	(16.57)	97,558	0.80 (10)	0.95	1.21	14
10/1/20 to 9/30/21	18.81	0.20	—	7.26	7.46	(0.57)	(0.74)	(1.31)	—	6.15	24.96	41.15	151,739	0.79	0.94	0.89	14
10/1/19 to 9/30/20	26.30	0.37	—	(3.24)	(2.87)	(0.41)	(4.21)	(4.62)	—	(7.49)	18.81	(12.52)	43,705	0.79	0.96	1.80	40

KAR Developing Markets Fund
Class A
10/1/24 to 3/31/25(8)	$9.11	0.05	—	0.18	0.23	(0.16)	—	(0.16)	—	0.07	$9.18	2.61%	$181	1.42% (11)	4.62%	1.05%	13%
10/1/23 to 9/30/24	7.67	0.15	—	1.46	1.61	(0.17)	—	(0.17)	—	1.44	9.11	21.30	163	1.50	4.77	1.84	25
10/1/22 to 9/30/23	6.75	0.11	—	0.87	0.98	(0.06)	—	(0.06)	—	0.92	7.67	14.56	98	1.52 (11)	4.24	1.38	27
10/1/21 to 9/30/22	9.63	0.04	—	(2.87)	(2.83)	(0.01)	(0.04)	(0.05)	—	(2.88)	6.75	(29.56)	85	1.56 (10)	4.83	0.53	16
6/22/21(14) to 9/30/21	10.00	— (15)	—	(0.37)	(0.37)	—	—	—	—	(0.37)	9.63	(3.70)	96	1.55	12.33	0.01	5 (16)
Class C
10/1/24 to 3/31/25(8)	$9.04	0.01	—	0.18	0.19	(0.08)	—	(0.08)	—	0.11	$9.15	2.18%	$92	2.17% (11)	5.33%	0.28%	13%
10/1/23 to 9/30/24	7.61	0.09	—	1.45	1.54	(0.11)	—	(0.11)	—	1.43	9.04	20.44	90	2.25	5.45	1.07	25
10/1/22 to 9/30/23	6.69	0.05	—	0.87	0.92	—	—	—	—	0.92	7.61	13.75	76	2.27 (11)	4.95	0.63	27
10/1/21 to 9/30/22	9.61	(0.02)	—	(2.86)	(2.88)	—	(0.04)	(0.04)	—	(2.92)	6.69	(30.11)	67	2.31 (10)	5.56	(0.25)	16
6/22/21(14) to 9/30/21	10.00	(0.02)	—	(0.37)	(0.39)	—	—	—	—	(0.39)	9.61	(3.90)	96	2.30	13.08	(0.74)	5 (16)
Class I
10/1/24 to 3/31/25(8)	$9.11	0.06	—	0.17	0.23	(0.16)	—	(0.16)	—	0.07	$9.18	2.72%	$191	1.16% (11)	4.39%	1.28%	13%
10/1/23 to 9/30/24	7.67	0.17	—	1.46	1.63	(0.19)	—	(0.19)	—	1.44	9.11	21.63	171	1.25	4.50	2.07	25
10/1/22 to 9/30/23	6.77	0.13	—	0.87	1.00	(0.10)	—	(0.10)	—	0.90	7.67	14.76	143	1.26 (11)	4.00	1.68	27
10/1/21 to 9/30/22	9.64	0.07	—	(2.88)	(2.81)	(0.02)	(0.04)	(0.06)	—	(2.87)	6.77	(29.38)	80	1.31 (10)	4.53	0.78	16
6/22/21(14) to 9/30/21	10.00	0.01	—	(0.37)	(0.36)	—	—	—	—	(0.36)	9.64	(3.60)	97	1.30	12.08	0.26	5 (16)
Class R6
10/1/24 to 3/31/25(8)	$9.15	0.06	—	0.19	0.25	(0.17)	—	(0.17)	—	0.08	$9.23	2.84%	$2,667	1.12% (11)	4.31%	1.33%	13%
10/1/23 to 9/30/24	7.70	0.17	—	1.47	1.64	(0.19)	—	(0.19)	—	1.45	9.15	21.65	2,643	1.20	4.43	2.09	25
10/1/22 to 9/30/23	6.77	0.13	—	0.88	1.01	(0.08)	—	(0.08)	—	0.93	7.70	14.97	2,358	1.21 (11)	3.92	1.67	27
10/1/21 to 9/30/22	9.64	0.07	—	(2.88)	(2.81)	(0.02)	(0.04)	(0.06)	—	(2.87)	6.77	(29.37)	2,189	1.23 (10)	4.53	0.89	16
6/22/21(14) to 9/30/21	10.00	0.01	—	(0.37)	(0.36)	—	—	—	—	(0.36)	9.64	(3.60)	2,603	1.22	12.06	0.34	5 (16)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
27

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

KAR Emerging Markets Small-Cap Fund
Class A
10/1/24 to 3/31/25(8)	$16.39	0.05	—	(0.85)	(0.80)	(0.21)	(0.29)	(0.50)	—	(1.30)	$15.09	(4.82) %	$36,578	1.73% (11)	1.79%	0.63%	13%
10/1/23 to 9/30/24	13.12	0.23	—	3.04	3.27	—	—	—	—	3.27	16.39	24.92	36,264	1.78 (12)(17)	1.78	1.55	24
10/1/22 to 9/30/23	11.24	0.15	—	1.73	1.88	—	—	—	—	1.88	13.12	16.73	29,963	1.78	1.79	1.17	17
10/1/21 to 9/30/22	17.61	0.05	—	(5.10)	(5.05)	(0.33)	(0.99)	(1.32)	—	(6.37)	11.24	(30.74)	31,637	1.81 (10)(11)(12)(17)	1.80	0.32	24
10/1/20 to 9/30/21	14.93	(0.02)	—	2.87	2.85	(0.17)	—	(0.17)	—	2.68	17.61	19.15	57,403	1.85 (12)(17)	1.81	(0.11)	19
10/1/19 to 9/30/20	12.10	(0.02)	—	3.08	3.06	(0.23)	—	(0.23)	—	2.83	14.93	25.70	39,799	1.85	1.90	(0.17)	47
Class C
10/1/24 to 3/31/25(8)	$15.93	(0.01)	—	(0.82)	(0.83)	(0.07)	(0.29)	(0.36)	—	(1.19)	$14.74	(5.14) %	$3,890	2.46% (11)	2.48%	(0.13) %	13%
10/1/23 to 9/30/24	12.85	0.12	—	2.96	3.08	—	—	—	—	3.08	15.93	23.97	4,369	2.49 (12)(17)	2.47	0.84	24
10/1/22 to 9/30/23	11.09	0.07	—	1.69	1.76	—	—	—	—	1.76	12.85	15.87	3,803	2.52	2.51	0.52	17
10/1/21 to 9/30/22	17.41	(0.05)	—	(5.06)	(5.11)	(0.22)	(0.99)	(1.21)	—	(6.32)	11.09	(31.27)	1,589	2.56 (10)(11)	2.62	(0.34)	24
10/1/20 to 9/30/21	14.80	(0.14)	—	2.85	2.71	(0.10)	—	(0.10)	—	2.61	17.41	18.33	2,540	2.60 (12)(17)	2.54	(0.79)	19
10/1/19 to 9/30/20	12.03	(0.11)	—	3.05	2.94	(0.17)	—	(0.17)	—	2.77	14.80	24.75	1,208	2.60	2.61	(0.87)	47
Class I
10/1/24 to 3/31/25(8)	$16.58	0.07	—	(0.86)	(0.79)	(0.25)	(0.29)	(0.54)	—	(1.33)	$15.25	(4.70) %	$228,870	1.48% (11)	1.52%	0.90%	13%
10/1/23 to 9/30/24	13.23	0.28	—	3.07	3.35	—	—	—	—	3.35	16.58	25.32	304,313	1.50	1.51	1.88	24
10/1/22 to 9/30/23	11.31	0.19	—	1.73	1.92	—	—	—	—	1.92	13.23	16.98	227,178	1.49	1.51	1.47	17
10/1/21 to 9/30/22	17.72	0.09	—	(5.12)	(5.03)	(0.39)	(0.99)	(1.38)	—	(6.41)	11.31	(30.49)	196,191	1.51 (10)(11)	1.55	0.61	24
10/1/20 to 9/30/21	15.01	0.05	—	2.86	2.91	(0.20)	—	(0.20)	—	2.71	17.72	19.49	360,774	1.55 (12)(17)	1.51	0.26	19
10/1/19 to 9/30/20	12.16	0.01	—	3.10	3.11	(0.26)	—	(0.26)	—	2.85	15.01	26.01	180,829	1.60	1.62	0.11	47
Class R6
10/1/24 to 3/31/25(8)	$16.60	0.07	—	(0.86)	(0.79)	(0.11)	(0.29)	(0.40)	—	(1.19)	$15.41	(4.65) %	$1,784	1.36% (11)	1.42%	0.87%	13%
10/1/23 to 9/30/24	13.23	0.28	—	3.09	3.37	—	—	—	—	3.37	16.60	25.47	2,005	1.40	1.41	1.85	24
10/1/22 to 9/30/23	11.30	0.20	—	1.73	1.93	—	—	—	—	1.93	13.23	17.08	1,675	1.39	1.42	1.58	17
10/1/21 to 9/30/22	17.74	0.13	—	(5.14)	(5.01)	(0.44)	(0.99)	(1.43)	—	(6.44)	11.30	(30.43)	1,101	1.41 (10)(11)	1.45	0.96	24
10/1/20 to 9/30/21	15.01	0.13	—	2.82	2.95	(0.22)	—	(0.22)	—	2.73	17.74	19.71	1,223	1.41 (12)(17)	1.41	0.72	19
10/1/19 to 9/30/20	12.16	0.02	—	3.10	3.12	(0.27)	—	(0.27)	—	2.85	15.01	26.13	125	1.50	1.51	0.17	47

KAR International Small-Mid Cap Fund
Class A
10/1/24 to 3/31/25(8)	$20.41	0.07	—	(0.37)	(0.30)	(0.33)	—	(0.33)	—	(0.63)	$19.78	(1.37) %	$44,124	1.43% (9)(12)(17)	1.43%	0.73%	15%
10/1/23 to 9/30/24	15.93	0.21	—	4.27	4.48	—	—	—	—	4.48	20.41	28.12	44,592	1.45 (9)(12)(17)	1.45	1.20	19
10/1/22 to 9/30/23	12.53	0.16	—	3.24	3.40	—	—	—	—	3.40	15.93	27.13	41,974	1.45	1.45	1.04	16
10/1/21 to 9/30/22	24.72	0.11	—	(10.47)	(10.36)	(0.44)	(1.39)	(1.83)	—	(12.19)	12.53	(45.16)	42,670	1.44 (10)(12)	1.44	0.55	21
10/1/20 to 9/30/21	19.15	0.04	—	5.74	5.78	(0.16)	(0.05)	(0.21)	— (15)	5.57	24.72	30.29 (18)	100,353	1.53 (11)(12)	1.53	0.18	23
10/1/19 to 9/30/20	16.95	0.02	—	2.51	2.53	(0.33)	—	(0.33)	—	2.20	19.15	14.98	78,101	1.56 (12)	1.56	0.13	48
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
28

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
KAR International Small-Mid Cap Fund (Continued)
Class C
10/1/24 to 3/31/25(8)	$19.67	(0.01)	—	(0.35)	(0.36)	(0.11)	—	(0.11)	—	(0.47)	$19.20	(1.78) %	$13,345	2.22% (9)(12)(17)	2.19%	(0.07) %	15%
10/1/23 to 9/30/24	15.47	0.08	—	4.12	4.20	—	—	—	—	4.20	19.67	27.15	16,584	2.20 (9)(17)	2.20	0.46	19
10/1/22 to 9/30/23	12.26	0.05	—	3.16	3.21	—	—	—	—	3.21	15.47	26.18	17,814	2.20	2.21	0.30	16
10/1/21 to 9/30/22	24.23	(0.03)	—	(10.28)	(10.31)	(0.27)	(1.39)	(1.66)	—	(11.97)	12.26	(45.57)	18,430	2.20 (10)(12)	2.20	(0.18)	21
10/1/20 to 9/30/21	18.78	(0.13)	—	5.65	5.52	(0.02)	(0.05)	(0.07)	— (15)	5.45	24.23	29.43 (18)	42,388	2.25 (11)	2.25	(0.55)	23
10/1/19 to 9/30/20	16.64	(0.11)	—	2.45	2.34	(0.20)	—	(0.20)	—	2.14	18.78	14.07	33,524	2.27 (12)	2.27	(0.65)	48
Class I
10/1/24 to 3/31/25(8)	$20.61	0.10	—	(0.39)	(0.29)	(0.36)	—	(0.36)	—	(0.65)	$19.96	(1.24) %	$817,585	1.17% (9)(12)(17)	1.17%	0.99%	15%
10/1/23 to 9/30/24	16.04	0.27	—	4.30	4.57	—	—	—	—	4.57	20.61	28.49	923,484	1.20 (9)(12)(17)	1.19	1.50	19
10/1/22 to 9/30/23	12.58	0.21	—	3.25	3.46	—	—	—	—	3.46	16.04	27.50	809,503	1.20	1.20	1.31	16
10/1/21 to 9/30/22	24.86	0.15	—	(10.51)	(10.36)	(0.53)	(1.39)	(1.92)	—	(12.28)	12.58	(45.04)	927,917	1.19 (10)(12)	1.19	0.76	21
10/1/20 to 9/30/21	19.25	0.12	—	5.76	5.88	(0.22)	(0.05)	(0.27)	— (15)	5.61	24.86	30.69 (18)	2,685,996	1.24 (11)(12)	1.24	0.49	23
10/1/19 to 9/30/20	17.03	0.06	—	2.53	2.59	(0.37)	—	(0.37)	—	2.22	19.25	15.28	1,705,562	1.28 (12)	1.28	0.35	48
Class R6
10/1/24 to 3/31/25(8)	$20.68	0.11	—	(0.39)	(0.28)	(0.39)	—	(0.39)	—	(0.67)	$20.01	(1.24) %	$83,144	1.08% (9)(12)(17)	1.08%	1.09%	15%
10/1/23 to 9/30/24	16.08	0.29	—	4.31	4.60	—	—	—	—	4.60	20.68	28.61	91,690	1.08 (9)(12)	1.08	1.63	19
10/1/22 to 9/30/23	12.60	0.22	—	3.26	3.48	—	—	—	—	3.48	16.08	27.62	76,606	1.09	1.09	1.38	16
10/1/21 to 9/30/22	24.89	0.17	—	(10.52)	(10.35)	(0.55)	(1.39)	(1.94)	—	(12.29)	12.60	(44.97)	80,462	1.09 (10)(12)	1.09	0.86	21
10/1/20 to 9/30/21	19.27	0.16	—	5.75	5.91	(0.24)	(0.05)	(0.29)	— (15)	5.62	24.89	30.82 (18)	277,279	1.15 (11)(12)	1.15	0.65	23
10/1/19 to 9/30/20	17.05	0.11	—	2.50	2.61	(0.39)	—	(0.39)	—	2.22	19.27	15.35	75,086	1.18 (12)	1.18	0.65	48

SGA Emerging Markets Equity Fund
Class A
10/1/24 to 3/31/25(8)	$7.53	0.02	—	(0.62)	(0.60)	—	—	—	—	(0.60)	$6.93	(7.97) %	$98,596	1.60% (9)(19)	1.82%	0.47%	9%
10/1/23 to 9/30/24	7.00	0.01	—	0.52	0.53	—	—	—	—	0.53	7.53	7.57	120,263	1.57 (9)(11)(19)	1.71	0.17	125 (20)
10/1/22 to 9/30/23	7.05	0.05	—	(0.10)	(0.05)	—	—	—	—	(0.05)	7.00	(0.71)	152,257	1.58	1.59	0.72	52
10/1/21 to 9/30/22	11.91	0.02	—	(2.55)	(2.53)	(0.10)	(2.23)	(2.33)	—	(4.86)	7.05	(26.30)	193,151	1.58 (10)	1.58	0.18	54
10/1/20 to 9/30/21	11.01	(0.04)	—	0.99	0.95	(0.05)	—	(0.05)	—	0.90	11.91	8.58	362,477	1.54	1.54	(0.33)	67
10/1/19 to 9/30/20	10.65	0.01	—	0.55	0.56	(0.16)	(0.04)	(0.20)	—	0.36	11.01	5.22	369,053	1.57	1.57	0.07	55
Class C
10/1/24 to 3/31/25(8)	$7.04	(0.01)	—	(0.58)	(0.59)	—	—	—	—	(0.59)	$6.45	(8.38) %	$5,669	2.36% (9)(19)	2.59%	(0.23) %	9%
10/1/23 to 9/30/24	6.59	(0.04)	—	0.49	0.45	—	—	—	—	0.45	7.04	6.83	8,604	2.31 (9)(11)(19)	2.42	(0.62)	125 (20)
10/1/22 to 9/30/23	6.68	— (15)	—	(0.09)	(0.09)	—	—	—	—	(0.09)	6.59	(1.35)	17,208	2.27	2.28	(0.03)	52
10/1/21 to 9/30/22	11.46	(0.05)	—	(2.42)	(2.47)	(0.08)	(2.23)	(2.31)	—	(4.78)	6.68	(26.85)	31,378	2.28 (10)	2.28	(0.55)	54
10/1/20 to 9/30/21	10.62	(0.13)	—	0.97	0.84	—	—	—	—	0.84	11.46	7.91	72,832	2.22	2.22	(1.06)	67
10/1/19 to 9/30/20	10.27	(0.06)	—	0.52	0.46	(0.07)	(0.04)	(0.11)	—	0.35	10.62	4.49	99,139	2.25	2.25	(0.61)	55
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
29

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
SGA Emerging Markets Equity Fund (Continued)
Class I
10/1/24 to 3/31/25(8)	$7.95	0.03	—	(0.65)	(0.62)	—	—	—	—	(0.62)	$7.33	(7.80) %	$391,407	1.36% (9)(19)	1.48%	0.77%	9%
10/1/23 to 9/30/24	7.37	0.03	—	0.55	0.58	—	—	—	—	0.58	7.95	7.87	537,937	1.29 (9)(11)(19)	1.35	0.41	125 (20)
10/1/22 to 9/30/23	7.40	0.08	—	(0.11)	(0.03)	—	—	—	—	(0.03)	7.37	(0.41)	942,601	1.24	1.25	1.04	52
10/1/21 to 9/30/22	12.35	0.04	—	(2.65)	(2.61)	(0.11)	(2.23)	(2.34)	—	(4.95)	7.40	(26.00)	1,572,456	1.24 (10)	1.24	0.46	54
10/1/20 to 9/30/21	11.41	— (15)	—	1.02	1.02	(0.08)	—	(0.08)	—	0.94	12.35	8.93	4,124,645	1.23	1.23	(0.03)	67
10/1/19 to 9/30/20	11.03	0.04	—	0.58	0.62	(0.20)	(0.04)	(0.24)	—	0.38	11.41	5.57	5,178,655	1.26	1.26	0.38	55
Class R6
10/1/24 to 3/31/25(8)	$8.05	0.04	—	(0.67)	(0.63)	—	—	—	—	(0.63)	$7.42	(7.83) %	$27,331	1.09% (9)(19)	1.35%	0.97%	9%
10/1/23 to 9/30/24	7.44	0.05	—	0.56	0.61	—	—	—	—	0.61	8.05	8.20	30,145	1.02 (9)(19)	1.25	0.67	125 (20)
10/1/22 to 9/30/23	7.45	0.10	—	(0.11)	(0.01)	—	—	—	—	(0.01)	7.44	(0.13)	45,302	0.97	1.16	1.30	52
10/1/21 to 9/30/22	12.40	0.07	—	(2.67)	(2.60)	(0.12)	(2.23)	(2.35)	—	(4.95)	7.45	(25.82)	99,619	1.00 (10)	1.16	0.74	54
10/1/20 to 9/30/21	11.44	0.03	—	1.03	1.06	(0.10)	—	(0.10)	—	0.96	12.40	9.21	204,006	0.98	1.13	0.23	67
10/1/19 to 9/30/20	11.04	0.06	—	0.59	0.65	(0.21)	(0.04)	(0.25)	—	0.40	11.44	5.86	200,523	0.98	1.15	0.59	55

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Unaudited.
(9)	Net expense ratio includes extraordinary European Union tax reclaim expenses.
(10)	Net expense ratio includes extraordinary proxy expenses.
(11)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(12)	The share class is currently under its expense limitation.
(13)	Ratios of total expenses excluding interest expense on borrowings for six months ended March 31, 2025, were 0.50% (Class A), 1.25% (Class C), 0.25% (Class I) and 0.20% (Class R6).
(14)	Inception date.
(15)	Amount is less than $0.005 per share.
(16)	Portfolio turnover is representative of the Fund for the entire period.
(17)	See Note 3D in the Notes to Financial statements for information on recapture of expenses previously reimbursed and/or waived.
(18)	Payment from affiliate had no impact on total return.
(19)	Ratios of total expenses excluding interest expense on borrowings for the six months ended March 31, 2025, were 1.59% (Class A), 2.35% (Class C), 1.35% (Class I) and 1.08% (Class R6) and the year ended September 30, 2024, were 1.55% (Class A), 2.29% (Class C), 1.27% (Class I) and 1.00% (Class R6).
(20)	The Fund’s portfolio turnover rate increased substantially during the period due to a change in the Fund’s subadviser and associated repositioning.
See Notes to Financial Statements
30

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2025
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, 18 funds of the Trust are offered for sale, of which 8 (each a “Fund” or collectively, the “Funds”) are reported in these financial statements. Each Fund has a distinct investment objective and all of the Funds except the KAR Developing Markets Fund are diversified. There is no guarantee that a Fund will achieve its objective(s).
The Duff & Phelps Real Asset Fund is a fund of funds whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds.
All of the Funds offer Class A shares, Class C shares, Class I shares and Class R6 shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. Class I Shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of
31

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
32

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as European Union tax reclaims in the Statements of Operations. Related receivables, if any, are reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless Management of the Funds believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, may reduce the amount of foreign taxes, if any, that a Fund could elect to pass-through- to its shareholders from a U.S. federal tax perspective. In certain circumstances, and to the extent that EU tax reclaims recovered by a Fund were previously pass-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders).
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the IRS for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of March 31, 2025 none of the Funds were lending under the agreement with BNY.
H.	Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments
33

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the applicable Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets (except as otherwise noted) of each Fund:

	First $1 Billion	$1+ Billion
KAR Developing Markets Fund	1.00%	0.95%
KAR Emerging Markets Small-Cap Fund	1.20	1.15
SGA Emerging Markets Equity Fund	1.00	0.95

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Duff & Phelps Global Infrastructure Fund	0.65%	0.60%	0.55%
Duff & Phelps Global Real Estate Securities Fund	0.85	0.80	0.75
Duff & Phelps Real Estate Securities Fund	0.75	0.70	0.65

	First $3 Billion	$3+ Billion
KAR International Small-Mid Cap Fund	0.90%	0.85%
Duff & Phelps Real Asset Fund – the Adviser does not charge an advisory fee.
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the applicable Adviser. A list of the subadvisers and the Funds they serve as of the end of the six months is as follows:

Fund	Subadviser
Duff & Phelps Global Infrastructure Fund	DPIM(1)
Duff & Phelps Global Real Estate Securities Fund	DPIM(1)
Duff & Phelps Real Asset Fund	DPIM(1)
Duff & Phelps Real Estate Securities Fund	DPIM(1)
KAR Developing Markets Fund	KAR(2)
KAR Emerging Markets Small-Cap Fund	KAR(2)
KAR International Small-Mid Cap Fund	KAR(2)
SGA Emerging Markets Equity Fund	SGA(3)
(1)	Duff & Phelps Investment Management Co. (“DPIM”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(3)	Sustainable Growth Advisers, LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2026. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

34

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
Fund	Class A	Class C	Class I	Class R6
Duff & Phelps Global Infrastructure Fund	N/A	N/A	N/A	0.85%
Duff & Phelps Global Real Estate Securities Fund	1.24%(1)	1.99%(1)	0.99%(1)	0.87(1)
Duff & Phelps Real Asset Fund	0.50	1.25	0.25	0.20
Duff & Phelps Real Estate Securities Fund	1.24(2)	1.99(2)	0.99(2)	0.79
KAR Developing Markets Fund	1.33(3)	2.08(3)	1.08(3)	1.03(3)
KAR Emerging Markets Small-Cap Fund	1.70(4)	2.45(4)	1.45(4)	1.30(4)
KAR International Small-Mid Cap Fund	1.45	2.20	1.20	1.10
SGA Emerging Markets Equity Fund	1.48	2.23	1.23	0.98
(1)	Effective January 1, 2025. For the period October 1, 2024 through December 31, 2024, the expense caps were as follows for Class A shares, Class C shares, Class I shares and Class R6 shares, respectively: 1.40%, 2.15%, 1.15% and 0.89%.
(2)	Effective January 1, 2025. For the period October 1, 2024 through December 31, 2024, there were no expense limitations in effect for Class A shares, Class C shares or Class I shares.
(3)	Effective January 1, 2025. For the period October 1, 2024 through December 31, 2024, the expense caps were as follows for Class A shares, Class C shares, Class I shares and Class R6 shares, respectively: 1.50%, 2.25%, 1.25% and 1.20%.
(4)	Effective January 1, 2025. For the period October 1, 2024 through December 31, 2024, the expense caps were as follows for Class A shares, Class C shares, Class I shares and Class R6 shares, respectively: 1.79%, 2.53%, 1.50% and 1.40%.

The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending March 31:

	Expiration
Fund	2025	2026	2027	2028	Total
Duff & Phelps Global Infrastructure Fund
Class R6	$ 4	$ 9	$ 26	$ 20	$ 59
Duff & Phelps Global Real Estate Securities Fund
Class A	155	366	409	218	1,148
Class C	—	2	1	1	4
Class I	43	45	25	86	199
Class R6	70	131	225	140	566
Duff & Phelps Real Asset Fund
Class A	—	37	45	27	109
Class C	—	2	2	1	5
Class I	—	27	28	19	74
Class R6	— (1)	2	4	3	9
Duff & Phelps Real Estate Securities Fund
Class A	—	—	—	31	31
Class C	—	—	—	1	1
Class I	—	—	—	41	41
Class R6	89	175	180	108	552
KAR Developing Markets Fund
Class A	1	3	4	3	11
Class C	1	2	3	1	7
Class I	1	4	5	3	13
Class R6	40	65	79	41	225
KAR Emerging Markets Small-Cap Fund
Class A	—	—	—	9	9
Class C	—	—	— (1)	— (1)	— (1)
Class I	89	50	30	55	224
Class R6	— (1)	— (1)	— (1)	1	1
35

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
	Expiration
Fund	2025	2026	2027	2028	Total
SGA Emerging Markets Equity Fund
Class A	$—	$12	$185	$116	$313
Class C	—	2	13	8	23
Class I	—	90	385	268	743
Class R6	98	153	77	36	364
(1)	Amount is less than $500 (not in thousands).
During the six months ended March 31, 2025 the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Class I	Class R6	Total
Duff & Phelps Global Real Estate Securities Fund	$—	$—(1)	$3	$—	$3
KAR Emerging Markets Small-Cap Fund	—	—	2	—	2
KAR International Small-Mid Cap Fund	—(1)	2	—(1)	—(1)	2
(1)	Amount is less than $500 (not in thousands).
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended March 31, 2025, it retained net commissions of $6 for Class A shares and CDSC of $1 for Class C shares.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25%(1) for Class A shares and 1.00%(1)(2) for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Some of the Funds invest in ETFs. In addition to the fees listed, the Funds bear their proportionate shares of any distribution and shareholder servicing fees of the ETFs.
(2) The Funds’ distributor has contractually agreed to waive its 12b-1 fees applicable to Class C shares to the extent that the Funds’ investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the Fund to exceed the limits set forth in applicable law or regulation.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended March 31, 2025, the Funds incurred administration fees totaling $1,312 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended March 31, 2025, the Funds incurred transfer agent fees totaling $587 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Affiliated Shareholders
At March 31, 2025, Virtus and its affiliates held significant shares of the following Fund, which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
KAR Developing Markets Fund
Class A	10,000	$92
Class C	10,000	92
Class I	10,000	92
Class R6	288,738	2,665
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common
36

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the six months ended March 31, 2025, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
A summary of the Duff & Phelps Real Asset Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated underlying funds(1) during the six months ended March 31, 2025, is as follows:

	Value, beginning of period	Purchases(2)	Sales proceeds(3)	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Dividend income	Distributions of realized gains
Duff & Phelps Real Asset Fund
Affiliated Mutual Funds(4)—79.3%
Equity Funds—76.2%
Virtus Duff & Phelps Global Infrastructure Fund Class R6	$5,693	$534	$155	$5	$(139)	$5,938	396,684	$58	$176
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6	5,725	440	155	7	(574)	5,443	163,960	141	—
Virtus Duff & Phelps Select MLP and Energy Fund Class I	3,374	51	673	360	114	3,226	188,194	(13)(5)	—
Virtus Duff & Phelps Water Fund Institutional Shares	505	408	—(6)	—(6)	(112)	801	42,754	6	52
Fixed Income Fund—3.1%
Virtus Newfleet Senior Floating Rate Fund Class R6	607	121	105	4	(11)	616	71,814	21	—
Affiliated Exchange-Traded Fund(4)—1.7%
Equity Fund—1.7%
Virtus Duff & Phelps Clean Energy ETF	315	92	—	—	(58)	349	20,900	2	—
Total	$16,219	$1,646	$1,088	$376	$(780)	$16,373		$215	$228
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this note. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of the Funds’ total long-term and short-term purchases and sales of the securities of affiliated issuers during the six months ended March 31, 2025, is as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR Emerging Markets Small-Cap Fund
Common Stocks—2.6%
Union Auction PCL(7)	$—	$—	$295	$(135)	$(932)	$7,092	31,854,400	$—	$—
Vasta Platform Ltd.(8)	3,660	—	2,818	(7,681)	6,839	—	—	—	—
Total	$3,660	$—	$3,113	$(7,816)	$5,907	$7,092		$—	$—

37

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR International Small-Mid Cap Fund
Common Stocks—3.2%
Baltic Classifieds Group plc(9)	$102,445	$—	$40,278	$18,385	$(47,609)	$—	—	$203	$—
oOh!media Ltd.	26,713	3,882	606	(377)	1,482	31,094	33,300,196	724	—
Total	$129,158	$3,882	$40,884	$18,008	$(46,127)	$31,094		$927	$—
Footnote Legend:
(1)	The Duff & Phelps Real Asset Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At March 31, 2025, the Fund was owner of record of 15% of Duff & Phelps Select MLP and Energy Fund and the owner of record of less than 10% of all other affiliated underlying funds.
(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Includes return of capital.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Includes return of capital dividend reclassification in the amount of $(64), relating to a prior year dividend which exceeded the aggregate of dividend income earned during the current year.
(6)	Amount is less than $500 (not in thousands).
(7)	Issuer was not an affiliated investment of the Fund at September 30, 2024.
(8)	Security was not an investment of the Fund at March 31, 2025.
(9)	Issuer is not an affiliated investment of the Fund at March 31, 2025.
I.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at March 31, 2025.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the six months ended March 31, 2025, were as follows:
	Purchases	Sales
Duff & Phelps Global Infrastructure Fund	$33,144	$36,414
Duff & Phelps Global Real Estate Securities Fund	36,046	38,899
Duff & Phelps Real Asset Fund	1,749	2,095
Duff & Phelps Real Estate Securities Fund	29,489	39,884
KAR Developing Markets Fund	386	469
KAR Emerging Markets Small-Cap Fund	36,138	93,780
KAR International Small-Mid Cap Fund	144,866	248,214
SGA Emerging Markets Equity Fund	53,093	169,039
There were no purchases or sales of long-term U.S. government and agency securities during the six months ended March 31, 2025.
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
38

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
	Duff & Phelps Global Infrastructure Fund				Duff & Phelps Global Real Estate Securities Fund
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	26	$385	51	$681	76	$2,675	127	$4,066
Reinvestment of distributions	61	850	48	660	9	308	8	240
Shares repurchased and cross class conversions	(426)	(6,102)	(448)	(6,054)	(78)	(2,755)	(134)	(4,371)
Net Increase / (Decrease)	(339)	$(4,867)	(349)	$(4,713)	7	$228	1	$(65)
Class C
Shares sold and cross class conversions	1	$12	3	$37	6	$203	12	$367
Reinvestment of distributions	4	54	2	36	1	36	1	37
Shares repurchased and cross class conversions	(25)	(357)	(78)	(1,040)	(17)	(573)	(53)	(1,618)
Net Increase / (Decrease)	(20)	$(291)	(73)	$(967)	(10)	$(334)	(40)	$(1,214)
Class I
Shares sold and cross class conversions	323	$4,606	184	$2,463	437	$14,630	913	$28,237
Reinvestment of distributions	62	871	49	682	138	4,467	134	4,224
Shares repurchased and cross class conversions	(173)	(2,532)	(1,095)	(14,521)	(752)	(25,354)	(2,545)	(79,961)
Net Increase / (Decrease)	212	$2,945	(862)	$(11,376)	(177)	$(6,257)	(1,498)	$(47,500)
Class R6
Shares sold and cross class conversions	171	$2,487	6,235	$81,367	503	$17,410	2,441	$74,484
Reinvestment of distributions	289	4,022	220	3,057	128	4,134	115	3,624
Shares repurchased and cross class conversions	(343)	(5,109)	(583)	(8,455)	(380)	(12,702)	(793)	(27,257)
Net Increase / (Decrease)	117	$1,400	5,872	$75,969	251	$8,842	1,763	$50,851

	Duff & Phelps Real Asset Fund				Duff & Phelps Real Estate Securities Fund
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	12	$177	18	$245	240	$4,690	498	$9,305
Reinvestment of distributions	24	325	15	191	365	6,688	598	10,965
Shares repurchased and cross class conversions	(43)	(625)	(132)	(1,733)	(553)	(10,851)	(1,419)	(26,238)
Net Increase / (Decrease)	(7)	$(123)	(99)	$(1,297)	52	$527	(323)	$(5,968)
Class C
Shares sold and cross class conversions	—(1)	$2	—(1)	$5	8	$154	23	$426
Reinvestment of distributions	1	4	—(1)	1	10	193	20	365
Shares repurchased and cross class conversions	(2)	(27)	(14)	(190)	(30)	(595)	(66)	(1,225)
Net Increase / (Decrease)	(1)	$(21)	(14)	$(184)	(12)	$(248)	(23)	$(434)
39

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
	Duff & Phelps Real Asset Fund				Duff & Phelps Real Estate Securities Fund
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	83	$1,250	142	$1,933	543	$10,676	1,530	$28,420
Reinvestment of distributions	22	292	12	156	559	10,199	1,041	18,978
Shares repurchased and cross class conversions	(119)	(1,758)	(96)	(1,258)	(1,464)	(28,629)	(4,172)	(76,169)
Net Increase / (Decrease)	(14)	$(216)	58	$831	(362)	$(7,754)	(1,601)	$(28,771)
Class R6
Shares sold and cross class conversions	14	$209	22	$310	1,262	$25,029	2,008	$37,167
Reinvestment of distributions	4	52	2	23	511	9,374	706	12,989
Shares repurchased and cross class conversions	(5)	(77)	(24)	(301)	(845)	(16,816)	(2,101)	(39,114)
Net Increase / (Decrease)	13	$184	—(1)	$32	928	$17,587	613	$11,042

	KAR Developing Markets Fund				KAR Emerging Markets Small-Cap Fund
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	2	$16	5	$44	527	$8,047	792	$12,023
Reinvestment of distributions	—(1)	2	—(1)	—(2)	73	1,075	—	—
Shares repurchased and cross class conversions	—	(—)	(—) (1)	(2)	(388)	(5,919)	(863)	(12,705)
Net Increase / (Decrease)	2	$18	5	$42	212	$3,203	(71)	$(682)
Class C
Shares sold and cross class conversions	—	$—	—(1)	$—(2)	19	$287	32	$463
Reinvestment of distributions	—	—	—	—	6	82	—	—
Shares repurchased and cross class conversions	—	—	—	—	(35)	(530)	(54)	(784)
Net Increase / (Decrease)	—	$—	—(1)	$—(2)	(10)	$(161)	(22)	$(321)
Class I
Shares sold and cross class conversions	2	$17	—	$—	1,575	$24,386	5,237	$78,050
Reinvestment of distributions	—(1)	1	—(1)	2	637	9,515	—	—
Shares repurchased and cross class conversions	—	—	—	—	(5,556)	(83,727)	(4,048)	(59,706)
Net Increase / (Decrease)	2	$18	—(1)	$2	(3,344)	$(49,826)	1,189	$18,344
40

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
	KAR Developing Markets Fund				KAR Emerging Markets Small-Cap Fund
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	—	$—	—(1)	$1	54	$811	8	$132
Reinvestment of distributions	—(1)	3	1	7	2	25	—	—
Shares repurchased and cross class conversions	—	—	(19)	(155)	(61)	(953)	(14)	(216)
Net Increase / (Decrease)	—(1)	$3	(18)	$(147)	(5)	$(117)	(6)	$(84)

	KAR International Small-Mid Cap Fund				SGA Emerging Markets Equity Fund
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024		Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	493	$9,648	658	$11,898	1,917	$13,434	3,155	$21,949
Reinvestment of distributions	39	729	—	—	—	—	—	—
Shares repurchased and cross class conversions	(486)	(9,372)	(1,109)	(19,758)	(3,656)	(25,626)	(8,943)	(62,658)
Net Increase / (Decrease)	46	$1,005	(451)	$(7,860)	(1,739)	$(12,192)	(5,788)	$(40,709)
Class C
Shares sold and cross class conversions	5	$90	27	$468	22	$146	74	$480
Reinvestment of distributions	5	87	—	—	—	—	—	—
Shares repurchased and cross class conversions	(158)	(2,968)	(336)	(5,834)	(366)	(2,393)	(1,463)	(9,643)
Net Increase / (Decrease)	(148)	$(2,791)	(309)	$(5,366)	(344)	$(2,247)	(1,389)	$(9,163)
Class I
Shares sold and cross class conversions	4,054	$79,599	9,090	$162,726	8,177	$60,130	23,674	$173,800
Reinvestment of distributions	798	14,990	—	—	—	—	—	—
Shares repurchased and cross class conversions	(8,710)	(169,186)	(14,745)	(263,341)	(22,396)	(166,490)	(83,920)	(621,482)
Net Increase / (Decrease)	(3,858)	$(74,597)	(5,655)	$(100,615)	(14,219)	$(106,360)	(60,246)	$(447,682)
Class R6
Shares sold and cross class conversions	385	$7,524	529	$9,468	738	$5,553	1,345	$10,075
Reinvestment of distributions	58	1,102	—	—	—	—	—	—
Shares repurchased and cross class conversions	(723)	(14,189)	(860)	(15,804)	(801)	(5,996)	(3,691)	(27,783)
Net Increase / (Decrease)	(280)	$(5,563)	(331)	$(6,336)	(63)	$(443)	(2,346)	$(17,708)
(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
Note 6. 10% Shareholders
As of March 31, 2025, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
41

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
	% of Shares Outstanding	Number of Accounts
Duff & Phelps Global Infrastructure Fund	61%	1
Duff & Phelps Global Real Estate Securities Fund	62	1
Duff & Phelps Real Asset Fund	46	1
Duff & Phelps Real Estate Securities Fund	22	1
KAR Developing Markets Fund	88	1*
KAR Emerging Markets Small-Cap Fund	67	1
KAR International Small-Mid Cap Fund	70	1
SGA Emerging Markets Equity Fund	52	1
*	Includes affiliated shareholder account(s).
Note 7. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. A Fund may be unable to receive and repatriate proceeds and/or interest payments due to U.S. and Russian sanctions related to the Russia/Ukraine war.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of a Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At March 31, 2025, the following Funds held securities issued by various companies in specific sectors as detailed below:
42

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
	Sector	Percentage of Total Investments
Duff & Phelps Global Infrastructure Fund	Utilities	48%
Duff & Phelps Global Infrastructure Fund	Industrials	27
KAR Developing Markets Fund	Industrials	29
KAR Emerging Markets Small-Cap Fund	Industrials	27
SGA Emerging Markets Equity Fund	Financials	26
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At March 31, 2025, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended, (“Credit Agreement”) with a commercial bank. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. Each Fund, that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. This Credit Agreement has a scheduled termination date of July 3, 2025, however, the Funds may request at any time and from time to time to extend the termination date by 364 days. Interest is charged at the higher of SOFR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended March 31, 2025, are included in the “interest expense and/or commitment fees” line on the Statements of Operations.
The following Funds had outstanding loans during the six months period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Duff & Phelps Real Asset Fund	$1	$983	5.93%	6
KAR Emerging Markets Small-Cap Fund	4	2,397	5.39	12
KAR International Small-Mid Cap Fund	1	3,400	5.45	1
SGA Emerging Markets Equity Fund	14	5,300	5.73	17
Note 11. Federal Income Tax Information
($ reported in thousands)
At March 31, 2025, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Global Infrastructure Fund	$ 127,188	$ 19,938	$ (2,503)	$ 17,435
Duff & Phelps Global Real Estate Securities Fund	306,040	71,821	(14,810)	57,011
Duff & Phelps Real Asset Fund	23,044	5,053	(8,121)	(3,068)
Duff & Phelps Real Estate Securities Fund	240,044	120,851	(3,684)	117,167
KAR Developing Markets Fund	2,770	629	(313)	316
KAR Emerging Markets Small-Cap Fund	237,627	53,939	(30,062)	23,877
43

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KAR International Small-Mid Cap Fund	$802,243	$222,860	$(104,449)	$118,411
SGA Emerging Markets Equity Fund	512,619	56,874	(49,832)	7,042
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended September 30, 2024, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Duff & Phelps Global Real Estate Securities Fund	$7,613	$31,387
Duff & Phelps Real Asset Fund	12,813	1,386
KAR Developing Markets Fund	196	271
KAR International Small-Mid Cap Fund	192,165	149,167
SGA Emerging Markets Equity Fund	291,836	164,525
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
44

VIRTUS OPPORTUNITIES TRUST
OTHER INFORMATION (Unaudited)
March 31, 2025
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
For the six months ended March 31, 2025, the Funds incurred independent Trustee’s fees totaling $120 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS REAL ASSET FUND, VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND, VIRTUS KAR DEVELOPING MARKETS FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND, AND VIRTUS SGA EMERGING MARKETS EQUITY FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, LLC (“VIA”), with respect to each Fund and the continuation of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Duff & Phelps Investment Management Co. (“Duff & Phelps”), with respect to Virtus Duff & Phelps Global Infrastructure Fund, Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus Duff & Phelps Real Asset Fund and Virtus Duff & Phelps Real Estate Securities Fund; among the Trust, VIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR”), with respect to Virtus KAR Developing Markets Fund, Virtus KAR Emerging Markets Small Cap Fund and Virtus KAR International Small-Mid Cap Fund; and among the Trust, VIA and Sustainable Growth Advisers, LP (“SGA”) with respect to Virtus SGA Emerging Markets Equity Fund (each of Duff & Phelps, KAR and SGA, a “Subadviser” and collectively, the “Subadvisers”). At meetings held on August 27, 2024, October 29, 2024, and November 18-20, 2024 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement, as further discussed below.
In connection with the approval of the Agreements, the Independent Trustees and independent legal counsel requested and evaluated information provided by VIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of the Subadvisers with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. Prior to the Meetings, the Independent Trustees met with their independent legal counsel to evaluate information provided by management. For each Agreement, the Board considered each of the relevant factors with respect to the applicable Fund and its shareholders. The Independent Trustees also submitted questions to management and considered the responses provided. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Fund by VIA and each of the Subadvisers; (b) the performance of the Fund as compared to an appropriate peer group, an appropriate index and comparable accounts; (c) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on the Fund’s performance and expenses; (g) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
Nature, Extent and Quality of Services
In response to Independent Trustee request, the Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and
45

VIRTUS OPPORTUNITIES TRUST
OTHER INFORMATION (Unaudited) (Continued)
March 31, 2025
strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. In considering the Advisory Agreement with VIA, the Board considered that VIA is responsible for management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining, or replacing subadvisers, subject to shareholder approval. In considering the Advisory Agreement, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties to the Funds and other funds managed through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund’s(s’) investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and each Subadviser’s management of the respective Fund(s) is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s(s’) prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third-party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio compositions, as well as each Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2024. The Board also reviewed comparisons of each Fund’s contractual and net management fee and net total expense levels to those of its peer universe when considering Fund performance.
Virtus Duff & Phelps Global Infrastructure Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the first quarter, 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the first quarter, 1-, 3- and 5-year periods and outperformed its benchmark for the 10-year period.
The Board also noted that the Fund’s performance was in the fourth quintile of the comparative performance for the 1- and 3-year periods, fifth quintile for the 5-year period, and third quintile for the 10-year period.
Virtus Duff & Phelps Global Real Estate Securities Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the first quarter and 1-year periods. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the 3-, 5- and 10-year periods.
The Board also noted that the Fund’s performance was in the fourth quintile of the comparative performance for the 1-year period, second quintile for the 3-year period, and first quintile for the 5- and 10-year periods.
Virtus Duff & Phelps Real Asset Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the first quarter, 1-, 5- and 10-year periods and outperformed the median of its Performance Universe for the 3-year period. The Board also noted that the Fund underperformed its benchmark for the first quarter, 1-, 3-, 5- and 10-year periods.
46

VIRTUS OPPORTUNITIES TRUST
OTHER INFORMATION (Unaudited) (Continued)
March 31, 2025
The Board also noted that the Fund’s performance was in the fourth quintile of the comparative performance for the 1-year period, first quintile for the 3-year period, third quintile for the 5-year period, and fourth quintile for the 10-year period.
Virtus Duff & Phelps Real Estate Securities Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the first quarter and 1-year periods and outperformed the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the first quarter, 1- and 3-year periods and outperformed its benchmark for the 5- and 10-year periods.
The Board also noted that the Fund’s performance was in the fourth quintile of the comparative performance for the 1-year period, first quintile for the 3- and 5-year periods, and second quintile for the 10-year period.
Virtus KAR Developing Markets Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the first quarter and 1-year periods. The Board also noted that the Fund underperformed its benchmark for the first quarter period and outperformed its benchmark for the 1-year period.
The Board also noted that the Fund’s performance was in the third quintile of the comparative performance for the 1-year period.
Virtus KAR Emerging Markets Small-Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the first quarter, 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5-year periods and outperformed its benchmark for the first quarter and 10-year periods.
The Board also noted that the Fund’s performance was in the first quintile of the comparative performance for the 1-, 5-, and 10-year periods and second quintile for the 3-year period.
Virtus KAR International Small-Mid Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 10-year periods and underperformed the median of its Performance Universe for the first quarter, 3- and 5-year periods. The Board also noted that the Fund underperformed its benchmark for the first quarter, and the 1, 3- and 5-year periods and outperformed its benchmark for the10-year period.
The Board also noted that the Fund’s performance was in the second quintile of the comparative performance for the 1-year period, fifth quintile for the 3-year period, fourth quintile for the 5-year period, and first quintile for the 10-year period.
Virtus SGA Emerging Markets Equity Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the first quarter, 1-, 3-, 5-, and 10-year periods.
The Board also noted that the Fund’s performance was in the fifth quintile of the comparative performance for the 1-, 3-, 5-, and 10-year periods.
The Board also considered management’s discussion about the reasons for each applicable Fund’s underperformance relative to its peer group or benchmark. With respect to the Virtus SGA Emerging Markets Equity Fund, the Board also considered that the Fund had changed its subadviser in December of 2023, and that therefore, some of the performance considered for that Fund was that of a prior subadviser. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, taking into account reasons discussed for certain Funds’ underperformance and/or actions taken to address underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, highest in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also considered information containing comparisons of each Fund’s gross management fee and net total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s gross management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees.
The Board also noted that each of the Funds had an expense limitation agreement in place to limit the total expenses incurred by the Funds and their shareholders, and that VIA had proposed to lower the expense limitations in place for Class A, C, I and R6 shares of Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus KAR Developing Markets Fund, Virtus KAR Emerging Markets Small-Cap Fund and Class A, C and I shares of Virtus Duff & Phelps Real Estate Securities Fund. The Board also noted that the subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of a subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus Duff & Phelps Global Infrastructure Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee was below the median of the Expense Group and the net total expenses were above the median of the Expense Group.
Virtus Duff & Phelps Global Real Estate Securities Fund. The Board considered that the Fund’s net management fee was in the fifth quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
47

VIRTUS OPPORTUNITIES TRUST
OTHER INFORMATION (Unaudited) (Continued)
March 31, 2025
Virtus Duff & Phelps Real Asset Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were below the median of the Expense Group.
Virtus Duff & Phelps Real Estate Securities Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses were above the median of the Expense Group.
Virtus KAR Developing Markets Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
Virtus KAR Emerging Markets Small-Cap Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fifth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
Virtus KAR International Small-Mid Cap Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
Virtus SGA Emerging Markets Equity Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Group.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. The Board also approved the proposed lower expense limitations to limit the total expenses of Class A, C, I and R6 shares of Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus KAR Developing Markets Fund, Virtus KAR Emerging Markets Small-Cap Fund and Class A, C and I shares of Virtus Duff & Phelps Real Estate Securities Fund.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was not excessive in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadvisers, the Board noted that, because the Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for all of the Funds with investment advisory fees included breakpoints based on assets under management, and that expense limitation agreements were also in place for certain Funds. The Board also took into account management’s discussion of the advisory fee and subadvisory fee structure for each Fund. The Board also took into account the current sizes of the Funds. The Board also noted that VIA had agreed to implement an extension of each applicable Fund’s expense limitations through January 31, 2026, and that VIA had agreed to lower the expense limitations applicable to Class A, C, I and R6 shares of Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus KAR Developing Markets Fund, Virtus KAR Emerging Markets Small-Cap Fund and Class A, C and I shares of Virtus Duff & Phelps Real Estate Securities Fund. The Board then concluded that no other changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
With respect to whether the Subadvisers would realize economies of scale as the Funds’ assets grow, the Board noted that because the subadvisory fee rate paid by VIA to each Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense limitations would affect the subadvisory fees paid to the Subadvisers. As a result, the Board concluded that the Subadvisers would share in any economies of scale realized by VIA.
Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadvisers, serves as the distributor for the Trust, and, as such, receives
48

VIRTUS OPPORTUNITIES TRUST
OTHER INFORMATION (Unaudited) (Continued)
March 31, 2025
payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadvisers also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund(s), other than the fee to be earned under the applicable Agreement(s).
The Board considered that there may be certain indirect or ancillary benefits which may accrue to VIA and its affiliates, including (but not limited to): (a)the ability to leverage relationships with service providers to obtain more favorable terms or rates, (b) reputational benefits, (c) the receipt of research products and services acquired through commissions paid on portfolio transactions, and (d) the potential to attract other business.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements
49

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
John R. Mallin
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8638	05-25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7a.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	6/1/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	6/1/2025

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	5/30/2025

*	Print the name and title of each signing officer under his or her signature.